     As filed with the Securities and Exchange Commission on April 15, 2005


                                                     Registration No. 333-106806
                                                                      811-21397


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 5                    ( X )


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 6                           ( X )


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                             Judy R. Bartlett, Esq.

                 New York Life Insurance and Annuity Corporation
                                1 Rockwood Road
                          Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)

                                    Copy to:


Richard Choi, Esq.                               Thomas F. English, Esq.
Foley & Lardner                                  Senior Vice President
3000 K Street, N.W.                              and General Counsel
Suite 500                                        New York Life Insurance Company
Washington, D.C.  20097-5109                     51 Madison Avenue
                                                 New York, New York  10010



Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.



[X]  on May 1, 2005 pursuant to paragraph (b) of Rule 485.


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on ________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2005


                                      FOR

                      LIFESTAGES(R) ELITE VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)

             51 MADISON AVENUE, ROOM 651, NEW YORK, NEW YORK 10010

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     This Prospectus describes the individual flexible premium LifeStages(R) Elite Variable Annuity policies issued by New York Life Insurance and Annuity Corporation, ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals, (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.



     The LifeStages(R) Elite Variable Annuity Policy differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments under the policy, (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable regardless of market performance.



     NYLIAC offers an individual single premium version of the LifeStages(R) Elite Variable Annuity in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington. The single premium version is described in Appendix 1 of this Prospectus. The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:


          1) You can only make one premium payment;

          2) There is a different surrender charge schedule; and


          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.



     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a guaranteed interest option, the Dollar Cost Averaging Advantage Account and the variable Investment Divisions listed below.



-    MainStay VP Balanced--Service Class
-    MainStay VP Basic Value--Service Class (formerly
       MainStay VP Dreyfus Large Company Value)
-    MainStay VP Bond--Service Class
-    MainStay VP Capital Appreciation--Service Class
-    MainStay VP Cash Management
-    MainStay VP Common Stock--Service Class
-    MainStay VP Convertible--Service Class
-    MainStay VP Developing Growth--Service Class (formerly
       MainStay VP Lord Abbett Developing Growth)
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government--Service Class
-    MainStay VP Growth--Service Class (formerly MainStay
       VP Eagle Asset Management Growth Equity)
-    MainStay VP High Yield Corporate Bond--Service Class
-    MainStay VP Income & Growth (formerly MainStay VP
       American Century Income & Growth)
-    MainStay VP International Equity--Service Class
-    MainStay VP Mid Cap Core--Service Class
-    MainStay VP Mid Cap Growth--Service Class
-    MainStay VP Mid Cap Value--Service Class
-    MainStay VP S&P 500 Index--Service Class
-    MainStay VP Small Cap Growth--Service Class
-    MainStay VP Total Return--Service Class
-    MainStay VP Value--Service Class
-    Alger American Small Capitalization--Class S Shares
-    Calvert Social Balanced
-    Colonial Small Cap Value Fund, Variable Series--Class
       B
-    Dreyfus IP Technology Growth--Service Shares
-    Fidelity(R) VIP Contrafund(R)--Service Class 2
-    Fidelity(R) VIP Equity-Income--Service Class 2
-    Fidelity(R) VIP Mid-Cap--Service Class 2
-    Janus Aspen Series Balanced--Service Shares
-    Janus Aspen Series Worldwide Growth--Service Shares
-    MFS(R) Investors Trust Series--Service Class
-    MFS(R) Research Series--Service Class
-    MFS(R) Utilities Series--Service Class
-    Neuberger Berman AMT Mid-Cap Growth--Class S
-    Royce Micro-Cap Portfolio
-    Royce Small-Cap Portfolio
-    T. Rowe Price Equity Income Portfolio II
-    Van Eck Worldwide Hard Assets
-    Van Kampen UIF Emerging Markets Equity--Class II
-    Victory VIF Diversified Stock--Class A Shares


     WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF THESE VARIABLE INVESTMENT DIVISIONS. DEPENDING ON MARKET CONDITIONS, YOU CAN MAKE OR LOSE MONEY IN ANY OF THE INVESTMENT DIVISIONS.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, ("VIP"), the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, The Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds. (the "Funds," each individually a "Fund") Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019, or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.



     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission, ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019, or write to Us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                           PAGE
                                           ----
DEFINITIONS..............................    3
TABLE OF FEES AND EXPENSES...............    4
QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R)
  ELITE VARIABLE ANNUITY.................   17
HOW DO I CONTACT NYLIAC?.................   21
FINANCIAL STATEMENTS.....................   21
CONDENSED FINANCIAL INFORMATION..........   22
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   24
  New York Life Insurance and Annuity
    Corporation..........................   24
  The Separate Account...................   24
  The Portfolios.........................   24
  Additions, Deletions or Substitutions
    of Investments.......................   26
  Reinvestment...........................   27
THE POLICIES.............................   27
  Selecting the Variable Annuity That's
    Right for You........................   27
  Qualified and Non-Qualified Policies...   30
  Policy Application and Premium
    Payments.............................   30
  Payments Returned for Insufficient
    Funds................................   31
  Your Right to Cancel ("Free Look").....   31
  Issue Ages.............................   31
  Transfers..............................   32
    Limits on Transfers..................   32
  Virtual Service Center and Interactive
    Voice Response System................   34
  Dollar Cost Averaging (DCA) Programs...   35
    (a) Traditional Dollar  Cost
        Averaging........................   36
    (b) The DCA Advantage Account........   36
  Automatic Asset Reallocation...........   37
  Interest Sweep.........................   37
  Accumulation Period....................   38
    (a) Crediting of Premium  Payments...   38
    (b) Valuation of Accumulation
         Units...........................   38
  Riders.................................   38
    (a) Living Needs Benefit Rider.......   38
    (b) Unemployment Benefit  Rider......   39
    (c) Investment Protection Plan Rider
        (optional).......................   39
    (d) Enhanced Beneficiary Benefit
        Rider (optional).................   40
    (e) Enhanced Spousal Continuance
        Rider (optional).................   42
    (f) Upromise Account Rider
        (optional).......................   42
    (g) Annual Death Benefit Reset Rider
        (optional).......................   43
  Policyowner Inquiries..................   44
  Records and Reports....................   44
CHARGES AND DEDUCTIONS...................   45
  Surrender Charges......................   45
  Amount of Surrender Charge.............   45



                                           PAGE
                                           ----
  Exceptions to Surrender Charges........   45
  Mortality and Expense Risk and
    Administrative Costs Charge..........   46
OTHER CHARGES............................   48
    (a) Policy Service Charge............   48
    (b) Fund Charges.....................   48
    (c) Investment Protection Plan Rider
        Charge (optional)................   48
    (d) Rider Risk Charge Adjustment
        (optional).......................   49
    (e) Enhanced Beneficiary Benefit
        Rider Charge (optional)..........   49
    (f) Annual Death Benefit Reset Rider
        Charge (optional)................   49
    (g) Transfer Fees....................   49
  Group and Sponsored Arrangements.......   50
  Taxes..................................   50
DISTRIBUTIONS UNDER THE POLICY...........   50
  Surrenders and Withdrawals.............   50
    (a) Surrenders.......................   51
    (b) Partial Withdrawals..............   51
    (c) Periodic Partial Withdrawals.....   51
    (d) Hardship Withdrawals.............   51
  Required Minimum Distribution
     Option..............................   52
  Our Right to Cancel....................   52
  Annuity Commencement Date..............   52
  Death Before Annuity Commencement......   52
  Income Payments........................   53
    (a) Election of Income Payment
         Options.........................   53
    (b) Proof of Survivorship............   53
  Delay of Payments......................   53
  Designation of Beneficiary.............   54
  Restrictions Under Code Section
    403(b)(11)...........................   54
THE FIXED ACCOUNT........................   54
  (a) Interest Crediting.................   54
  (b) Transfers to the Investment
    Divisions............................   55
THE DCA ADVANTAGE ACCOUNT................   55
FEDERAL TAX MATTERS......................   55
  Introduction...........................   55
  Taxation of Annuities in General.......   56
  Qualified Policies.....................   57
    (a) 403(b) Plans.....................   57
    (b) Individual Retirement
         Annuities.......................   57
    (c) Roth Individual Retirement
         Annuities.......................   57
    (d) Inherited IRAs...................   57
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS...........................   58
VOTING RIGHTS............................   58
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION.................   59
APPENDIX 1...............................  A-1



THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS


ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.


ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value and the DCA Accumulation Value of a policy.

ADJUSTED PREMIUM PAYMENT--The total dollar amount of premium payments made under the policy and initially allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the Policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.


ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.



BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.



CODE--The Internal Revenue Code of 1986, as amended.


BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE ACCOUNT--The 6-month period account from which you are permitted to transfer amounts to the Investment Divisions proportionally on a monthly basis.


DCA ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and an annual policy service charge that may already have been assessed. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.


ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.


FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.


FIXED ACCUMULATION VALUE--The sum of all premium payments allocated to the Fixed Account plus interest credited on those premium payments, less any transfer or partial withdrawals from the Fixed Account, and less any surrender charges, rider charges and policy service charges deducted from the Fixed Account.

FUND--A diversified, open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

INVESTMENT DIVISIONS--The Investment Divisions of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.


POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.


POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.


QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.



SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-IV, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.


VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Surrender Charge                                          Current and Guaranteed Maximum: 8% of the amount
 (as a % of amount withdrawn)                              withdrawn(1)
 -----------------------------------------------------------------------------------------------------------------
 Transfer Fee                                              Current: No charge
                                                           Guaranteed Maximum: $30 per transfer for each transfer
                                                           over 12 in a Policy Year
 -----------------------------------------------------------------------------------------------------------------

(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Payment Year 4; 6%
 during Payment Year 5; 5% during Payment Year 6; 4% during Payment Year 7; 3% during Payment Year 8; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


 -----------------------------------------------------------------------------------------------------------------
                         CHARGE                            AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                              $30 per policy for policies with less than $100,000
                                                           Accumulation Value
 -----------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk and Administrative Costs       Current and Guaranteed Maximum: 1.70% (annualized) of
 Charge                                                    the Adjusted Premium Payments allocated to the
                                                           Investment Divisions and the DCA Advantage Account,
                                                           deducted on a quarterly basis. A pro-rata portion of
                                                           the charge may be deducted on the date the policy is
                                                           surrendered and upon payment of death benefit proceeds.
 -----------------------------------------------------------------------------------------------------------------
 Optional Riders
   - Investment Protection Plan Rider Charge               Current: 0.45% (annualized) of the amount that is
                                                           guaranteed, under this rider, deducted on a quarterly
                                                           basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the amount
                                                           that is guaranteed, under this rider, deducted on a
                                                           quarterly basis.
 -----------------------------------------------------------------------------------------------------------------
   - Rider Risk Adjustment Charge                          Current: Contact your Registered Representative.(1)
    (Charge for cancellation of the Investment
   Protection Plan Rider.)                                 Guaranteed Maximum: 2.00% (annualized) of the amount
                                                           that is guaranteed.
 -----------------------------------------------------------------------------------------------------------------
   - Enhanced Beneficiary Benefit Rider Charge             Current: 0.30% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
 -----------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
   - Annual Death Benefit Reset Rider Charge               Current: If oldest Owner or Annuitant is age 65 or
                                                           younger 0.30% (annualized) of the Reset Value(2) as of
                                                           the last policy Anniversary (or as of the Policy Date
                                                           if within the first Policy Year), deducted quarterly.



                                                           If Oldest Owner or Annuitant is age 66 to 75 inclusive
                                                           0.35% (annualized) of the Reset Value as of the last
                                                           Policy Anniversary (or as of the Policy Date if within
                                                           the first Policy Year) deducted quarterly.



                                                           Guaranteed Maximum: 1.00% of the Reset Value as of the
                                                           last Policy Anniversary (or as of the Policy Date if
                                                           within the first Policy Year) deducted quarterly.


(1) Contact your Registered Representative to determine the percentage We are currently charging before you select this feature.


(2) For a detailed explanation of the term "Reset Value," see "THE POLICIES--Riders--Annual Death Benefit Reset Rider." on Page 34


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.



              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



------------------------------------------
                        MINIMUM    MAXIMUM
------------------------------------------
 Expenses that are
   deducted from the
   Investment
   Division assets,
   including
   management fees,
   12b-1 fees,
   administration
   fees and other
   expenses as of
   12/31/04             0.55%      2.06%



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



                      TOTAL ANNUAL FUND OPERATING EXPENSES



  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                             ADVISORY     ADMINISTRATION                   OTHER       ANNUAL
                           FUND                                FEE             FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced--Service Class                         0.55%           0.20%           0.25%        0.11%(b)    1.11%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value*--Service Class                     0.60%(c)        0.20%           0.25%        0.16%       1.21%(c)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Bond--Service Class                             0.25%           0.20%           0.25%        0.09%       0.79%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Capital Appreciation--Service Class             0.36%           0.20%           0.25%        0.09%       0.90%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Cash Management                                 0.25%           0.20%           0.00%        0.10%       0.55%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock--Service Class                     0.25%           0.20%           0.25%        0.08%       0.78%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible--Service Class                      0.36%           0.20%           0.25%        0.10%       0.91%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Developing Growth**--Service Class              0.60%           0.20%           0.25%        0.28%       1.33%(d)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Floating Rate--Service Class                    0.40%           0.20%           0.25%        0.19%(b)    1.04%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Government--Service Class                       0.30%           0.20%           0.25%        0.09%       0.84%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Growth***--Service Class                        0.50%           0.20%           0.25%        0.15%       1.10%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate Bond--Service Class        0.30%           0.20%           0.25%        0.09%       0.84%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Income & Growth****--Service Class              0.50%           0.20%           0.25%        0.20%       1.15%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity--Service Class             0.60%           0.20%           0.25%        0.19%       1.24%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Core--Service Class                     0.85%(e)        0.00%           0.25%        0.19%       1.29%(f)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth--Service Class                   0.75%(e)        0.00%           0.25%        0.13%       1.13%(g)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Value--Service Class                    0.70%(e)        0.00%           0.25%        0.11%       1.06%(h)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index--Service Class                    0.10%           0.20%           0.25%        0.09%       0.64%
  -----------------------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                             ADVISORY     ADMINISTRATION                   OTHER       ANNUAL
                           FUND                                FEE             FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap Growth--Service Class                 0.90%(e)        0.00%           0.25%        0.14%       1.29%(i)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return--Service Class                     0.32%           0.20%           0.25%        0.10%       0.87%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Value--Service Class                            0.36%           0.20%           0.25%        0.09%       0.90%
  -----------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization--Class S Shares         0.85%           0.00%           0.25%        0.12%       1.22%
  -----------------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced                                     0.425%          0.275%          0.00%        0.21%       0.91%
  -----------------------------------------------------------------------------------------------------------------------------
  Colonial Small Cap Value Fund, Variable Series--Class B     0.80%           0.00%           0.25%(j)     0.17%       1.22%(j)
  -----------------------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth--Service Shares                0.75%           0.00%           0.25%        0.10%       1.10%
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Contrafund(R)--Service Class 2              0.57%           0.00%           0.25%        0.11%       0.93%(k)
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity-Income--Service Class 2              0.47%           0.00%           0.25%        0.11%       0.83%(l)
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Mid Cap--Service Class 2                    0.57%           0.00%           0.25%        0.14%       0.96%(m)
  -----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Balanced--Service Shares                 0.55%           0.00%           0.25%        0.01%       0.81%(n)
  -----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide Growth--Service Shares         0.60%           0.00%           0.25%        0.03%       0.88%(n)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series--Service Class                0.75%           0.00%           0.25%        0.11%       1.11%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series--Service Class                       0.75%           0.00%           0.25%        0.13%       1.13%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series--Service Class                      0.75%           0.00%           0.25%        0.14%       1.14%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Mid-Cap Growth--Class S                0.84%           0.00%           0.25%        0.08%       1.17%(p)
  -----------------------------------------------------------------------------------------------------------------------------
  Royce Micro-Cap Portfolio                                   1.25%           0.00%           0.00%        0.09%       1.34%
  -----------------------------------------------------------------------------------------------------------------------------
  Royce Small-Cap Portfolio                                   1.00%           0.00%           0.00%        0.14%       1.14%
  -----------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio--II                   0.85%           0.00%           0.25%        0.00%       1.10%(q)
  -----------------------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets                               1.00%           0.00%           0.00%        0.20%       1.20%
  -----------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity--Class II            1.25%           0.00%           0.35%        0.46%       2.06%(r)
  -----------------------------------------------------------------------------------------------------------------------------
  Victory VIF Diversified Stock--Class A Shares               0.30%           0.00%           0.25%        0.86%       1.41%(s)
  -----------------------------------------------------------------------------------------------------------------------------



   * Formerly MainStay VP Dreyfus Large Company Value



  ** Formerly MainStay VP Lord Abbett Developing Growth



 *** Formerly MainStay VP Eagle Asset Management Growth Equity



**** Formerly MainStay VP American Century Income & Growth



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (b) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.



 (c) NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2004, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 1.16% for Service Class Shares. This waiver may be discontinued at any time without notice.



 (d) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.40% of average daily net assets for Service Class Shares. These waivers and/or reimbursements may be discontinued at any time without notice.



 (e) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Portfolio.



 (f) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.23% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.


 (g) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.22% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (h) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.06% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (i) Effective January 1, 2005, the Portfolio's Management Fee was reduced from 1.00% to 0.90%. NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.20% of average daily net assets for Service Class Shares. If NYLIM's waivers and/or reimbursements had been in effect for the year ending December 31, 2004, the Management Fee paid by the Portfolio would have been 0.81% and Total Portfolio Operating Expenses for the Portfolio would have been 1.20% for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (j) The Fund's adviser and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the adviser or distributor at any time.



 (k) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.91% for Service Class 2. These offsets may be discontinued at any time.



 (l) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.82% for Service Class 2. These offsets may be discontinued at any time.



 (m) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.



 (n) All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolio's management fees, effective July 1, 2004.



 (o) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.10% for Investors Trust Series, Service Class; 1.12% for Research Series, Service Class; and 1.13% for Utilities Series, Service Class.



 (p) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth (Class S) Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (q) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.



 (r) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The Portfolio distributor has also voluntarily agreed to waive a portion of its 12b-1 fee for Class II shares.



 (s) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.34%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

EXAMPLES



     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, contract owner transaction expenses, contract fees, mortality and expense risk and administrative costs charges, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $100,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.



     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                             ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..............  $1,030.40   $  905.30   $1,540.08   $3,244.06   $1,030.40   $1,670.34   $2,137.55   $3,244.06
with IPP Rider..................  $1,073.04   $1,041.24   $1,763.17   $3,670.41   $1,073.04   $1,795.99   $2,347.30   $3,670.41
with EBB Rider..................  $1,058.83   $  996.07   $1,689.27   $3,530.41   $1,058.83   $1,754.24   $2,277.82   $3,530.41
with ADBR Rider.................  $1,063.57   $1,011.14   $1,713.95   $3,577.32   $1,063.57   $1,768.17   $2,301.03   $3,577.32
with IPP & EBB Riders...........  $1,101.47   $1,131.99   $1,912.34   $3,956.77   $1,101.47   $1,879.87   $2,487.56   $3,956.77
with IPP & ADBR Riders..........  $1,106.21   $1,147.07   $1,937.03   $4,003.67   $1,106.21   $1,893.81   $2,510.78   $4,003.67
with EBB & ADBR Riders..........  $1,092.00   $1,101.90   $1,863.14   $3,863.69   $1,092.00   $1,852.06   $2,441.30   $3,863.69
with All Riders.................  $1,134.64   $1,237.82   $2,086.20   $4,290.03   $1,134.64   $1,977.69   $2,651.03   $4,290.03
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders..............  $1,039.90   $  935.70   $1,590.16   $3,340.74   $1,039.90   $1,698.44   $2,184.63   $3,340.74
with IPP Rider..................  $1,082.51   $1,071.22   $1,812.08   $3,762.44   $1,082.51   $1,823.70   $2,393.29   $3,762.44
with EBB Rider..................  $1,068.31   $1,026.20   $1,738.58   $3,623.98   $1,068.31   $1,782.08   $2,324.18   $3,623.98
with ADBR Rider.................  $1,073.04   $1,041.22   $1,763.13   $3,670.35   $1,073.04   $1,795.97   $2,347.27   $3,670.35
with IPP & EBB Riders...........  $1,110.91   $1,161.70   $1,960.49   $4,045.66   $1,110.91   $1,907.33   $2,532.83   $4,045.66
with IPP & ADBR Riders..........  $1,115.64   $1,176.73   $1,985.04   $4,092.06   $1,115.64   $1,921.22   $2,555.91   $4,092.06
with EBB & ADBR Riders..........  $1,101.44   $1,131.71   $1,911.54   $3,953.60   $1,101.44   $1,879.61   $2,486.81   $3,953.60
with All Riders.................  $1,144.04   $1,267.21   $2,133.45   $4,375.29   $1,144.04   $2,004.86   $2,695.45   $4,375.29
MAINSTAY VP BOND--SERVICE CLASS
without any Riders..............  $  999.98   $  807.58   $1,378.37   $2,928.08   $  999.98   $1,580.02   $1,985.50   $2,928.08
with IPP Rider..................  $1,042.77   $  944.86   $1,605.22   $3,369.68   $1,042.77   $1,706.90   $2,198.79   $3,369.68
with EBB Rider..................  $1,028.51   $  899.24   $1,530.07   $3,224.66   $1,028.51   $1,664.74   $2,128.14   $3,224.66
with ADBR Rider.................  $1,033.26   $  914.46   $1,555.18   $3,273.25   $1,033.26   $1,678.80   $2,151.75   $3,273.25
with IPP & EBB Riders...........  $1,071.29   $1,036.50   $1,756.90   $3,666.26   $1,071.29   $1,791.61   $2,341.42   $3,666.26
with IPP & ADBR Riders..........  $1,076.04   $1,051.73   $1,782.00   $3,714.84   $1,076.04   $1,805.69   $2,365.02   $3,714.84
with EBB & ADBR Riders..........  $1,061.78   $1,006.12   $1,706.89   $3,569.86   $1,061.78   $1,763.53   $2,294.39   $3,569.86
with All Riders.................  $1,104.56   $1,143.39   $1,933.70   $4,011.42   $1,104.56   $1,890.41   $2,507.66   $4,011.42
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..............  $1,010.43   $  841.24   $1,434.21   $3,037.83   $1,010.43   $1,611.13   $2,038.00   $3,037.83
with IPP Rider..................  $1,053.17   $  978.05   $1,659.74   $3,474.13   $1,053.17   $1,737.59   $2,250.06   $3,474.13
with EBB Rider..................  $1,038.92   $  932.59   $1,585.04   $3,330.87   $1,038.92   $1,695.56   $2,179.82   $3,330.87
with ADBR Rider.................  $1,043.67   $  947.75   $1,609.98   $3,378.86   $1,043.67   $1,709.58   $2,203.27   $3,378.86
with IPP & EBB Riders...........  $1,081.66   $1,069.40   $1,810.57   $3,767.17   $1,081.66   $1,822.02   $2,391.88   $3,767.17
with IPP & ADBR Riders..........  $1,086.41   $1,084.58   $1,835.54   $3,815.17   $1,086.41   $1,836.05   $2,415.35   $3,815.17
with EBB & ADBR Riders..........  $1,072.16   $1,039.11   $1,760.83   $3,671.91   $1,072.16   $1,794.02   $2,345.11   $3,671.91
with All Riders.................  $1,114.90   $1,175.92   $1,986.36   $4,108.21   $1,114.90   $1,920.48   $2,557.17   $4,108.21

                                            EXPENSES IF YOU DO NOT
                                             SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP BALANCED--SERVICE CL
without any Riders..............  $295.69   $  905.30   $1,540.08   $3,244.06
with IPP Rider..................  $341.64   $1,041.24   $1,763.17   $3,670.41
with EBB Rider..................  $326.32   $  996.07   $1,689.27   $3,530.41
with ADBR Rider.................  $331.43   $1,011.14   $1,713.95   $3,577.32
with IPP & EBB Riders...........  $372.28   $1,131.99   $1,912.34   $3,956.77
with IPP & ADBR Riders..........  $377.38   $1,147.07   $1,937.03   $4,003.67
with EBB & ADBR Riders..........  $362.07   $1,101.90   $1,863.14   $3,863.69
with All Riders.................  $408.02   $1,237.82   $2,086.20   $4,290.03
MAINSTAY VP BASIC VALUE--SERVICE
without any Riders..............  $305.93   $  935.70   $1,590.16   $3,340.74
with IPP Rider..................  $351.84   $1,071.22   $1,812.08   $3,762.44
with EBB Rider..................  $336.54   $1,026.20   $1,738.58   $3,623.98
with ADBR Rider.................  $341.64   $1,041.22   $1,763.13   $3,670.35
with IPP & EBB Riders...........  $382.44   $1,161.70   $1,960.49   $4,045.66
with IPP & ADBR Riders..........  $387.55   $1,176.73   $1,985.04   $4,092.06
with EBB & ADBR Riders..........  $372.24   $1,131.71   $1,911.54   $3,953.60
with All Riders.................  $418.15   $1,267.21   $2,133.45   $4,375.29
MAINSTAY VP BOND--SERVICE CLASS
without any Riders..............  $262.91   $  807.58   $1,378.37   $2,928.08
with IPP Rider..................  $309.02   $  944.86   $1,605.22   $3,369.68
with EBB Rider..................  $293.65   $  899.24   $1,530.07   $3,224.66
with ADBR Rider.................  $298.77   $  914.46   $1,555.18   $3,273.25
with IPP & EBB Riders...........  $339.75   $1,036.50   $1,756.90   $3,666.26
with IPP & ADBR Riders..........  $344.87   $1,051.73   $1,782.00   $3,714.84
with EBB & ADBR Riders..........  $329.50   $1,006.12   $1,706.89   $3,569.86
with All Riders.................  $375.61   $1,143.39   $1,933.70   $4,011.42
MAINSTAY VP CAPITAL APPRECIATION
without any Riders..............  $274.18   $  841.24   $1,434.21   $3,037.83
with IPP Rider..................  $320.23   $  978.05   $1,659.74   $3,474.13
with EBB Rider..................  $304.88   $  932.59   $1,585.04   $3,330.87
with ADBR Rider.................  $309.99   $  947.75   $1,609.98   $3,378.86
with IPP & EBB Riders...........  $350.93   $1,069.40   $1,810.57   $3,767.17
with IPP & ADBR Riders..........  $356.04   $1,084.58   $1,835.54   $3,815.17
with EBB & ADBR Riders..........  $340.69   $1,039.11   $1,760.83   $3,671.91
with All Riders.................  $386.74   $1,175.92   $1,986.36   $4,108.21

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                             ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP CASH MANAGEMENT
without any Riders..............  $  977.17   $  733.86   $1,255.66   $2,684.41   $  977.17   $1,511.87   $1,870.11   $2,684.41
with IPP Rider..................  $1,020.06   $  872.14   $1,485.34   $3,137.74   $1,020.06   $1,639.69   $2,086.08   $3,137.74
with EBB Rider..................  $1,005.76   $  826.20   $1,409.27   $2,988.88   $1,005.76   $1,597.22   $2,014.55   $2,988.88
with ADBR Rider.................  $1,010.53   $  841.52   $1,434.67   $3,038.76   $1,010.53   $1,611.39   $2,038.43   $3,038.76
with IPP & EBB Riders...........  $1,048.65   $  964.47   $1,638.95   $3,442.21   $1,048.65   $1,725.04   $2,230.52   $3,442.21
with IPP & ADBR Riders..........  $1,053.41   $  979.82   $1,664.37   $3,492.08   $1,053.41   $1,739.22   $2,254.42   $3,492.08
with EBB & ADBR Riders..........  $1,039.12   $  933.86   $1,588.29   $3,343.22   $1,039.12   $1,696.74   $2,182.88   $3,343.22
with All Riders.................  $1,082.00   $1,072.15   $1,817.97   $3,796.54   $1,082.00   $1,824.57   $2,398.85   $3,796.54
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..............  $  999.03   $  804.51   $1,373.28   $2,918.03   $  999.03   $1,577.17   $1,980.70   $2,918.03
with IPP Rider..................  $1,041.82   $  941.83   $1,600.24   $3,360.12   $1,041.82   $1,704.10   $2,194.11   $3,360.12
with EBB Rider..................  $1,027.55   $  896.19   $1,525.05   $3,214.95   $1,027.55   $1,661.92   $2,123.42   $3,214.95
with ADBR Rider.................  $1,032.31   $  911.42   $1,550.18   $3,263.59   $1,032.31   $1,676.00   $2,147.04   $3,263.59
with IPP & EBB Rider............  $1,070.34   $1,033.52   $1,752.02   $3,657.03   $1,070.34   $1,788.85   $2,336.83   $3,657.03
with IPP & ADBR Rider...........  $1,075.09   $1,048.74   $1,777.13   $3,705.66   $1,075.09   $1,802.92   $2,360.43   $3,705.66
with EBB & ADBR Rider...........  $1,060.83   $1,003.11   $1,701.96   $3,560.51   $1,060.83   $1,760.75   $2,289.76   $3,560.51
with All Riders.................  $1,103.62   $1,140.42   $1,928.90   $4,002.56   $1,103.62   $1,887.67   $2,503.15   $4,002.56
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..............  $1,011.39   $  844.30   $1,439.28   $3,047.76   $1,011.39   $1,613.96   $2,042.76   $3,047.76
with IPP Rider..................  $1,054.12   $  981.07   $1,664.69   $3,483.57   $1,054.12   $1,740.37   $2,254.71   $3,483.57
with EBB Rider..................  $1,039.88   $  935.62   $1,590.03   $3,340.48   $1,039.88   $1,698.37   $2,184.51   $3,340.48
with ADBR Rider.................  $1,044.62   $  950.79   $1,614.97   $3,388.41   $1,044.62   $1,712.38   $2,207.96   $3,388.41
with IPP & EBB Rider............  $1,082.61   $1,072.40   $1,815.45   $3,776.31   $1,082.61   $1,824.79   $2,396.47   $3,776.31
with IPP & ADBR Rider...........  $1,087.36   $1,087.56   $1,840.39   $3,824.24   $1,087.36   $1,838.81   $2,419.91   $3,824.24
with EBB & ADBR Rider...........  $1,073.11   $1,042.11   $1,765.72   $3,681.13   $1,073.11   $1,796.80   $2,349.71   $3,681.13
with All Riders.................  $1,115.84   $1,178.88   $1,991.14   $4,116.97   $1,115.84   $1,923.21   $2,561.66   $4,116.97
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..............  $1,051.31   $  972.12   $1,650.00   $3,455.51   $1,051.31   $1,732.10   $2,240.89   $3,455.51
with IPP Rider..................  $1,093.86   $1,107.13   $1,870.52   $3,871.66   $1,093.86   $1,856.90   $2,448.24   $3,871.66
with EBB Rider..................  $1,079.68   $1,062.26   $1,797.48   $3,735.03   $1,079.68   $1,815.42   $2,379.56   $3,735.03
with ADBR Rider.................  $1,084.41   $1,077.23   $1,821.88   $3,780.80   $1,084.41   $1,829.26   $2,402.50   $3,780.80
with IPP & EBB Riders...........  $1,122.23   $1,197.28   $2,018.01   $4,151.17   $1,122.23   $1,940.22   $2,586.90   $4,151.17
with IPP & ADBR Riders..........  $1,126.96   $1,212.24   $2,042.39   $4,196.94   $1,126.96   $1,954.05   $2,609.83   $4,196.94
with EBB & ADBR Riders..........  $1,112.77   $1,167.38   $1,969.36   $4,060.32   $1,112.77   $1,912.58   $2,541.16   $4,060.32
with All Riders.................  $1,155.32   $1,302.39   $2,189.88   $4,476.46   $1,155.32   $2,037.37   $2,748.50   $4,476.46
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..............  $1,023.74   $  883.97   $1,504.89   $3,175.79   $1,023.74   $1,650.63   $2,104.46   $3,175.79
with IPP Rider..................  $1,066.42   $1,020.20   $1,728.79   $3,605.45   $1,066.42   $1,776.54   $2,314.98   $3,605.45
with EBB Rider..................  $1,052.19   $  974.94   $1,654.63   $3,464.36   $1,052.19   $1,734.71   $2,245.25   $3,464.36
with ADBR Rider.................  $1,056.93   $  990.05   $1,679.41   $3,511.65   $1,056.93   $1,748.67   $2,268.55   $3,511.65
with IPP & EBB Riders...........  $1,094.87   $1,111.16   $1,878.53   $3,894.02   $1,094.87   $1,860.62   $2,455.77   $3,894.02
with IPP & ADBR Riders..........  $1,099.61   $1,126.26   $1,903.29   $3,941.27   $1,099.61   $1,874.58   $2,479.05   $3,941.27
with EBB & ADBR Riders..........  $1,085.38   $1,080.99   $1,829.13   $3,800.20   $1,085.38   $1,832.73   $2,409.33   $3,800.20
with All Riders.................  $1,128.06   $1,217.22   $2,053.02   $4,229.86   $1,128.06   $1,958.65   $2,619.84   $4,229.86

                                            EXPENSES IF YOU DO NOT
                                             SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP CASH MANAGEMENT
without any Riders..............  $238.33   $  733.86   $1,255.66   $2,684.41
with IPP Rider..................  $284.54   $  872.14   $1,485.34   $3,137.74
with EBB Rider..................  $269.14   $  826.20   $1,409.27   $2,988.88
with ADBR Rider.................  $274.27   $  841.52   $1,434.67   $3,038.76
with IPP & EBB Riders...........  $315.35   $  964.47   $1,638.95   $3,442.21
with IPP & ADBR Riders..........  $320.49   $  979.82   $1,664.37   $3,492.08
with EBB & ADBR Riders..........  $305.08   $  933.86   $1,588.29   $3,343.22
with All Riders.................  $351.30   $1,072.15   $1,817.97   $3,796.54
MAINSTAY VP COMMON STOCK--SERVIC
without any Riders..............  $261.88   $  804.51   $1,373.28   $2,918.03
with IPP Rider..................  $307.99   $  941.83   $1,600.24   $3,360.12
with EBB Rider..................  $292.62   $  896.19   $1,525.05   $3,214.95
with ADBR Rider.................  $297.74   $  911.42   $1,550.18   $3,263.59
with IPP & EBB Rider............  $338.73   $1,033.52   $1,752.02   $3,657.03
with IPP & ADBR Rider...........  $343.85   $1,048.74   $1,777.13   $3,705.66
with EBB & ADBR Rider...........  $328.48   $1,003.11   $1,701.96   $3,560.51
with All Riders.................  $374.59   $1,140.42   $1,928.90   $4,002.56
MAINSTAY VP CONVERTIBLE--SERVICE
without any Riders..............  $275.20   $  844.30   $1,439.28   $3,047.76
with IPP Rider..................  $321.25   $  981.07   $1,664.69   $3,483.57
with EBB Rider..................  $305.90   $  935.62   $1,590.03   $3,340.48
with ADBR Rider.................  $311.02   $  950.79   $1,614.97   $3,388.41
with IPP & EBB Rider............  $351.95   $1,072.40   $1,815.45   $3,776.31
with IPP & ADBR Rider...........  $357.06   $1,087.56   $1,840.39   $3,824.24
with EBB & ADBR Rider...........  $341.72   $1,042.11   $1,765.72   $3,681.13
with All Riders.................  $387.76   $1,178.88   $1,991.14   $4,116.97
MAINSTAY VP DEVELOPING GROWTH--S
without any Riders..............  $318.22   $  972.12   $1,650.00   $3,455.51
with IPP Rider..................  $364.07   $1,107.13   $1,870.52   $3,871.66
with EBB Rider..................  $348.79   $1,062.26   $1,797.48   $3,735.03
with ADBR Rider.................  $353.89   $1,077.23   $1,821.88   $3,780.80
with IPP & EBB Riders...........  $394.64   $1,197.28   $2,018.01   $4,151.17
with IPP & ADBR Riders..........  $399.74   $1,212.24   $2,042.39   $4,196.94
with EBB & ADBR Riders..........  $384.45   $1,167.38   $1,969.36   $4,060.32
with All Riders.................  $430.31   $1,302.39   $2,189.88   $4,476.46
MAINSTAY VP FLOATING RATE--SERVI
without any Riders..............  $288.51   $  883.97   $1,504.89   $3,175.79
with IPP Rider..................  $334.50   $1,020.20   $1,728.79   $3,605.45
with EBB Rider..................  $319.17   $  974.94   $1,654.63   $3,464.36
with ADBR Rider.................  $324.28   $  990.05   $1,679.41   $3,511.65
with IPP & EBB Riders...........  $365.16   $1,111.16   $1,878.53   $3,894.02
with IPP & ADBR Riders..........  $370.27   $1,126.26   $1,903.29   $3,941.27
with EBB & ADBR Riders..........  $354.94   $1,080.99   $1,829.13   $3,800.20
with All Riders.................  $400.93   $1,217.22   $2,053.02   $4,229.86

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                             ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..............  $1,004.73   $  822.89   $1,403.78   $2,978.11   $1,004.73   $1,594.16   $2,009.39   $2,978.11
with IPP Rider..................  $1,047.49   $  959.95   $1,630.03   $3,417.29   $1,047.49   $1,720.85   $2,222.12   $3,417.29
with EBB Rider..................  $1,033.24   $  914.40   $1,555.09   $3,273.09   $1,033.24   $1,678.75   $2,151.66   $3,273.09
with ADBR Rider.................  $1,037.99   $  929.60   $1,580.12   $3,321.39   $1,037.99   $1,692.80   $2,175.19   $3,321.39
with IPP & EBB Riders...........  $1,076.00   $1,051.47   $1,781.34   $3,712.28   $1,076.00   $1,805.45   $2,364.39   $3,712.28
with IPP & ADBR Riders..........  $1,080.75   $1,066.67   $1,806.37   $3,760.58   $1,080.75   $1,819.49   $2,387.93   $3,760.58
with EBB & ADBR Riders..........  $1,066.50   $1,021.13   $1,731.43   $3,616.38   $1,066.50   $1,777.40   $2,317.47   $3,616.38
with All Riders.................  $1,109.26   $1,158.19   $1,957.68   $4,055.56   $1,109.26   $1,904.09   $2,530.21   $4,055.56
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders..............  $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,234.34
with IPP Rider..................  $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,661.14
with EBB Rider..................  $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,521.01
with ADBR Rider.................  $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,567.96
with IPP & EBB Riders...........  $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $3,947.84
with IPP & ADBR Riders..........  $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $3,994.78
with EBB & ADBR Riders..........  $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $3,854.64
with All Riders.................  $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,281.47
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..............  $1,004.73   $  822.89   $1,403.78   $2,978.11   $1,004.73   $1,594.16   $2,009.39   $2,978.11
with IPP Rider..................  $1,047.49   $  959.95   $1,630.03   $3,417.29   $1,047.49   $1,720.85   $2,222.12   $3,417.29
with EBB Rider..................  $1,033.24   $  914.40   $1,555.09   $3,273.09   $1,033.24   $1,678.75   $2,151.66   $3,273.09
with ADBR Rider.................  $1,037.99   $  929.60   $1,580.12   $3,321.39   $1,037.99   $1,692.80   $2,175.19   $3,321.39
with IPP & EBB Riders...........  $1,076.00   $1,051.47   $1,781.34   $3,712.28   $1,076.00   $1,805.45   $2,364.39   $3,712.28
with IPP & ADBR Riders..........  $1,080.75   $1,066.67   $1,806.37   $3,760.58   $1,080.75   $1,819.49   $2,387.93   $3,760.58
with EBB & ADBR Riders..........  $1,066.50   $1,021.13   $1,731.43   $3,616.38   $1,066.50   $1,777.40   $2,317.47   $3,616.38
with All Riders.................  $1,109.26   $1,158.19   $1,957.68   $4,055.56   $1,109.26   $1,904.09   $2,530.21   $4,055.56
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders..............  $1,034.20   $  917.47   $1,560.14   $3,282.84   $1,034.20   $1,681.59   $2,156.41   $3,282.84
with IPP Rider..................  $1,076.83   $1,053.24   $1,782.75   $3,707.33   $1,076.83   $1,807.08   $2,365.72   $3,707.33
with EBB Rider..................  $1,062.62   $1,008.13   $1,709.02   $3,567.95   $1,062.62   $1,765.38   $2,296.39   $3,567.95
with ADBR Rider.................  $1,067.36   $1,023.17   $1,733.65   $3,614.65   $1,067.36   $1,779.29   $2,319.55   $3,614.65
with IPP & EBB Riders...........  $1,105.25   $1,143.89   $1,931.63   $3,992.44   $1,105.25   $1,890.87   $2,505.70   $3,992.44
with IPP & ADBR Riders..........  $1,109.98   $1,158.94   $1,956.26   $4,039.14   $1,109.98   $1,904.78   $2,528.85   $4,039.14
with EBB & ADBR Riders..........  $1,095.78   $1,113.83   $1,882.52   $3,899.76   $1,095.78   $1,863.09   $2,459.52   $3,899.76
with All Riders.................  $1,138.40   $1,249.59   $2,105.14   $4,324.24   $1,138.40   $1,988.57   $2,668.83   $4,324.24
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..............  $1,042.75   $  944.82   $1,605.15   $3,369.57   $1,042.75   $1,706.87   $2,198.73   $3,369.57
with IPP Rider..................  $1,085.34   $1,080.20   $1,826.72   $3,789.87   $1,085.34   $1,832.00   $2,407.05   $3,789.87
with EBB Rider..................  $1,071.14   $1,035.22   $1,753.34   $3,651.87   $1,071.14   $1,790.42   $2,338.06   $3,651.87
with ADBR Rider.................  $1,075.88   $1,050.22   $1,777.84   $3,698.09   $1,075.88   $1,804.29   $2,361.09   $3,698.09
with IPP & EBB Riders...........  $1,113.73   $1,170.60   $1,974.89   $4,072.17   $1,113.73   $1,915.56   $2,546.37   $4,072.17
with IPP & ADBR Riders..........  $1,118.47   $1,185.62   $1,999.41   $4,118.40   $1,118.47   $1,929.44   $2,569.42   $4,118.40
with EBB & ADBR Riders..........  $1,104.27   $1,140.63   $1,926.03   $3,980.41   $1,104.27   $1,887.86   $2,500.43   $3,980.41
with All Riders.................  $1,146.86   $1,276.01   $2,147.59   $4,400.68   $1,146.86   $2,012.99   $2,708.74   $4,400.68

                                            EXPENSES IF YOU DO NOT
                                             SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE
without any Riders..............  $268.03   $  822.89   $1,403.78   $2,978.11
with IPP Rider..................  $314.11   $  959.95   $1,630.03   $3,417.29
with EBB Rider..................  $298.75   $  914.40   $1,555.09   $3,273.09
with ADBR Rider.................  $303.87   $  929.60   $1,580.12   $3,321.39
with IPP & EBB Riders...........  $344.83   $1,051.47   $1,781.34   $3,712.28
with IPP & ADBR Riders..........  $349.95   $1,066.67   $1,806.37   $3,760.58
with EBB & ADBR Riders..........  $334.59   $1,021.13   $1,731.43   $3,616.38
with All Riders.................  $380.67   $1,158.19   $1,957.68   $4,055.56
MAINSTAY VP GROWTH--SERVICE CLAS
without any Riders..............  $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider..................  $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider..................  $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider.................  $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders...........  $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders..........  $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders..........  $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders.................  $407.00   $1,234.89   $2,081.48   $4,281.47
MAINSTAY VP HIGH YIELD CORPORATE
without any Riders..............  $268.03   $  822.89   $1,403.78   $2,978.11
with IPP Rider..................  $314.11   $  959.95   $1,630.03   $3,417.29
with EBB Rider..................  $298.75   $  914.40   $1,555.09   $3,273.09
with ADBR Rider.................  $303.87   $  929.60   $1,580.12   $3,321.39
with IPP & EBB Riders...........  $344.83   $1,051.47   $1,781.34   $3,712.28
with IPP & ADBR Riders..........  $349.95   $1,066.67   $1,806.37   $3,760.58
with EBB & ADBR Riders..........  $334.59   $1,021.13   $1,731.43   $3,616.38
with All Riders.................  $380.67   $1,158.19   $1,957.68   $4,055.56
MAINSTAY VP INCOME & GROWTH--SER
without any Riders..............  $299.79   $  917.47   $1,560.14   $3,282.84
with IPP Rider..................  $345.72   $1,053.24   $1,782.75   $3,707.33
with EBB Rider..................  $330.41   $1,008.13   $1,709.02   $3,567.95
with ADBR Rider.................  $335.51   $1,023.17   $1,733.65   $3,614.65
with IPP & EBB Riders...........  $376.34   $1,143.89   $1,931.63   $3,992.44
with IPP & ADBR Riders..........  $381.45   $1,158.94   $1,956.26   $4,039.14
with EBB & ADBR Riders..........  $366.14   $1,113.83   $1,882.52   $3,899.76
with All Riders.................  $412.07   $1,249.59   $2,105.14   $4,324.24
MAINSTAY VP INTERNATIONAL EQUITY
without any Riders..............  $309.00   $  944.82   $1,605.15   $3,369.57
with IPP Rider..................  $354.89   $1,080.20   $1,826.72   $3,789.87
with EBB Rider..................  $339.59   $1,035.22   $1,753.34   $3,651.87
with ADBR Rider.................  $344.69   $1,050.22   $1,777.84   $3,698.09
with IPP & EBB Riders...........  $385.49   $1,170.60   $1,974.89   $4,072.17
with IPP & ADBR Riders..........  $390.59   $1,185.62   $1,999.41   $4,118.40
with EBB & ADBR Riders..........  $375.29   $1,140.63   $1,926.03   $3,980.41
with All Riders.................  $421.18   $1,276.01   $2,147.59   $4,400.68

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                             ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..............  $1,047.51   $  959.98   $1,630.08   $3,417.41   $1,047.51   $1,720.89   $2,222.17   $3,417.41
with IPP Rider..................  $1,090.08   $1,095.18   $1,851.08   $3,835.41   $1,090.08   $1,845.84   $2,429.95   $3,835.41
with EBB Rider..................  $1,075.89   $1,050.25   $1,777.88   $3,698.15   $1,075.89   $1,804.32   $2,361.13   $3,698.15
with ADBR Rider.................  $1,080.62   $1,065.24   $1,802.33   $3,744.13   $1,080.62   $1,818.17   $2,384.12   $3,744.13
with IPP & EBB Riders...........  $1,118.46   $1,185.43   $1,998.86   $4,116.14   $1,118.46   $1,929.26   $2,568.90   $4,116.14
with IPP & ADBR Riders..........  $1,123.18   $1,200.41   $2,023.30   $4,162.10   $1,123.18   $1,943.11   $2,591.88   $4,162.10
with EBB & ADBR Riders..........  $1,109.00   $1,155.49   $1,950.11   $4,024.89   $1,109.00   $1,901.59   $2,523.07   $4,024.89
with All Riders.................  $1,151.56   $1,290.68   $2,171.11   $4,442.88   $1,151.56   $2,026.55   $2,730.85   $4,442.88
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..............  $1,032.30   $  911.39   $1,550.13   $3,263.47   $1,032.30   $1,675.97   $2,146.99   $3,263.47
with IPP Rider..................  $1,074.94   $1,047.23   $1,772.95   $3,688.88   $1,074.94   $1,801.53   $2,356.50   $3,688.88
with EBB Rider..................  $1,060.72   $1,002.09   $1,699.15   $3,549.21   $1,060.72   $1,759.81   $2,287.11   $3,549.21
with ADBR Rider.................  $1,065.46   $1,017.17   $1,723.82   $3,596.02   $1,065.46   $1,773.74   $2,310.30   $3,596.02
with IPP & EBB Riders...........  $1,103.36   $1,137.94   $1,922.00   $3,974.63   $1,103.36   $1,885.37   $2,496.64   $3,974.63
with IPP & ADBR Riders..........  $1,108.10   $1,153.00   $1,946.64   $4,021.43   $1,108.10   $1,899.29   $2,519.81   $4,021.43
with EBB & ADBR Riders..........  $1,093.89   $1,107.87   $1,872.84   $3,881.74   $1,093.89   $1,857.58   $2,450.42   $3,881.74
with All Riders.................  $1,136.52   $1,243.70   $2,095.68   $4,307.16   $1,136.52   $1,983.13   $2,659.94   $4,307.16
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders..............  $1,025.64   $  890.06   $1,514.95   $3,195.33   $1,025.64   $1,656.26   $2,113.92   $3,195.33
with IPP Rider..................  $1,068.31   $1,026.20   $1,738.61   $3,624.04   $1,068.31   $1,782.09   $2,324.21   $3,624.04
with EBB Rider..................  $1,054.09   $  980.98   $1,664.54   $3,483.30   $1,054.09   $1,740.29   $2,254.57   $3,483.30
with ADBR Rider.................  $1,058.83   $  996.06   $1,689.28   $3,530.44   $1,058.83   $1,754.23   $2,277.83   $3,530.44
with IPP & EBB Riders...........  $1,096.75   $1,117.12   $1,888.20   $3,912.00   $1,096.75   $1,866.13   $2,464.87   $3,912.00
with IPP & ADBR Riders..........  $1,101.49   $1,132.20   $1,912.94   $3,959.15   $1,101.49   $1,880.07   $2,488.12   $3,959.15
with EBB & ADBR Riders..........  $1,087.27   $1,086.97   $1,838.86   $3,818.38   $1,087.27   $1,838.26   $2,418.47   $3,818.38
with All Riders.................  $1,129.94   $1,223.11   $2,062.53   $4,247.09   $1,129.94   $1,964.10   $2,628.77   $4,247.09
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders..............  $  985.72   $  761.54   $1,301.82   $2,776.46   $  985.72   $1,537.46   $1,913.51   $2,776.46
with IPP Rider..................  $1,028.57   $  899.45   $1,530.43   $3,225.36   $1,028.57   $1,664.94   $2,128.47   $3,225.36
with EBB Rider..................  $1,014.29   $  853.62   $1,454.72   $3,077.98   $1,014.29   $1,622.58   $2,057.28   $3,077.98
with ADBR Rider.................  $1,019.05   $  868.91   $1,480.00   $3,127.34   $1,019.05   $1,636.70   $2,081.05   $3,127.34
with IPP & EBB Riders...........  $1,057.13   $  991.53   $1,683.32   $3,526.85   $1,057.13   $1,750.05   $2,272.24   $3,526.85
with IPP & ADBR Riders..........  $1,061.89   $1,006.82   $1,708.61   $3,576.23   $1,061.89   $1,764.18   $2,296.02   $3,576.23
with EBB & ADBR Riders..........  $1,047.61   $  961.00   $1,632.90   $3,428.83   $1,047.61   $1,721.83   $2,224.82   $3,428.83
with All Riders.................  $1,090.46   $1,098.90   $1,861.50   $3,877.73   $1,090.46   $1,849.29   $2,439.78   $3,877.73
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders..............  $1,047.51   $  959.98   $1,630.08   $3,417.41   $1,047.51   $1,720.89   $2,222.17   $3,417.41
with IPP Rider..................  $1,090.08   $1,095.18   $1,851.08   $3,835.41   $1,090.08   $1,845.84   $2,429.95   $3,835.41
with EBB Rider..................  $1,075.89   $1,050.25   $1,777.88   $3,698.15   $1,075.89   $1,804.32   $2,361.13   $3,698.15
with ADBR Rider.................  $1,080.62   $1,065.24   $1,802.33   $3,744.13   $1,080.62   $1,818.17   $2,384.12   $3,744.13
with IPP & EBB Riders...........  $1,118.46   $1,185.43   $1,998.86   $4,116.14   $1,118.46   $1,929.26   $2,568.90   $4,116.14
with IPP & ADBR Riders..........  $1,123.18   $1,200.41   $2,023.30   $4,162.10   $1,123.18   $1,943.11   $2,591.88   $4,162.10
with EBB & ADBR Riders..........  $1,109.00   $1,155.49   $1,950.11   $4,024.89   $1,109.00   $1,901.59   $2,523.07   $4,024.89
with All Riders.................  $1,151.56   $1,290.68   $2,171.11   $4,442.88   $1,151.56   $2,026.55   $2,730.85   $4,442.88

                                            EXPENSES IF YOU DO NOT
                                             SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP MID CAP CORE--SERVIC
without any Riders..............  $314.13   $  959.98   $1,630.08   $3,417.41
with IPP Rider..................  $360.00   $1,095.18   $1,851.08   $3,835.41
with EBB Rider..................  $344.71   $1,050.25   $1,777.88   $3,698.15
with ADBR Rider.................  $349.80   $1,065.24   $1,802.33   $3,744.13
with IPP & EBB Riders...........  $390.58   $1,185.43   $1,998.86   $4,116.14
with IPP & ADBR Riders..........  $395.67   $1,200.41   $2,023.30   $4,162.10
with EBB & ADBR Riders..........  $380.38   $1,155.49   $1,950.11   $4,024.89
with All Riders.................  $426.25   $1,290.68   $2,171.11   $4,442.88
MAINSTAY VP MID CAP GROWTH--SERV
without any Riders..............  $297.74   $  911.39   $1,550.13   $3,263.47
with IPP Rider..................  $343.68   $1,047.23   $1,772.95   $3,688.88
with EBB Rider..................  $328.37   $1,002.09   $1,699.15   $3,549.21
with ADBR Rider.................  $333.47   $1,017.17   $1,723.82   $3,596.02
with IPP & EBB Riders...........  $374.31   $1,137.94   $1,922.00   $3,974.63
with IPP & ADBR Riders..........  $379.42   $1,153.00   $1,946.64   $4,021.43
with EBB & ADBR Riders..........  $364.10   $1,107.87   $1,872.84   $3,881.74
with All Riders.................  $410.05   $1,243.70   $2,095.68   $4,307.16
MAINSTAY VP MID CAP VALUE--SERVI
without any Riders..............  $290.56   $  890.06   $1,514.95   $3,195.33
with IPP Rider..................  $336.54   $1,026.20   $1,738.61   $3,624.04
with EBB Rider..................  $321.21   $  980.98   $1,664.54   $3,483.30
with ADBR Rider.................  $326.32   $  996.06   $1,689.28   $3,530.44
with IPP & EBB Riders...........  $367.19   $1,117.12   $1,888.20   $3,912.00
with IPP & ADBR Riders..........  $372.30   $1,132.20   $1,912.94   $3,959.15
with EBB & ADBR Riders..........  $356.97   $1,086.97   $1,838.86   $3,818.38
with All Riders.................  $402.95   $1,223.11   $2,062.53   $4,247.09
MAINSTAY VP S&P 500 INDEX--SERVI
without any Riders..............  $247.55   $  761.54   $1,301.82   $2,776.46
with IPP Rider..................  $293.72   $  899.45   $1,530.43   $3,225.36
with EBB Rider..................  $278.33   $  853.62   $1,454.72   $3,077.98
with ADBR Rider.................  $283.46   $  868.91   $1,480.00   $3,127.34
with IPP & EBB Riders...........  $324.50   $  991.53   $1,683.32   $3,526.85
with IPP & ADBR Riders..........  $329.63   $1,006.82   $1,708.61   $3,576.23
with EBB & ADBR Riders..........  $314.24   $  961.00   $1,632.90   $3,428.83
with All Riders.................  $360.41   $1,098.90   $1,861.50   $3,877.73
MAINSTAY VP SMALL CAP GROWTH--SE
without any Riders..............  $314.13   $  959.98   $1,630.08   $3,417.41
with IPP Rider..................  $360.00   $1,095.18   $1,851.08   $3,835.41
with EBB Rider..................  $344.71   $1,050.25   $1,777.88   $3,698.15
with ADBR Rider.................  $349.80   $1,065.24   $1,802.33   $3,744.13
with IPP & EBB Riders...........  $390.58   $1,185.43   $1,998.86   $4,116.14
with IPP & ADBR Riders..........  $395.67   $1,200.41   $2,023.30   $4,162.10
with EBB & ADBR Riders..........  $380.38   $1,155.49   $1,950.11   $4,024.89
with All Riders.................  $426.25   $1,290.68   $2,171.11   $4,442.88

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                             ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders..............  $1,007.59   $  832.06   $1,419.00   $3,008.01   $1,007.59   $1,602.65   $2,023.69   $3,008.01
with IPP Rider..................  $1,050.34   $  969.01   $1,644.90   $3,445.76   $1,050.34   $1,729.23   $2,236.10   $3,445.76
with EBB Rider..................  $1,036.09   $  923.51   $1,570.09   $3,302.03   $1,036.09   $1,687.17   $2,165.76   $3,302.03
with ADBR Rider.................  $1,040.84   $  938.68   $1,595.07   $3,350.19   $1,040.84   $1,701.20   $2,189.25   $3,350.19
with IPP & EBB Riders...........  $1,078.83   $1,060.44   $1,795.97   $3,739.77   $1,078.83   $1,813.74   $2,378.15   $3,739.77
with IPP & ADBR Riders..........  $1,083.58   $1,075.63   $1,820.97   $3,787.92   $1,083.58   $1,827.78   $2,401.66   $3,787.92
with EBB & ADBR Riders..........  $1,069.33   $1,030.12   $1,746.14   $3,644.19   $1,069.33   $1,785.71   $2,331.30   $3,644.19
with All Riders.................  $1,112.08   $1,167.07   $1,972.04   $4,081.93   $1,112.08   $1,912.29   $2,543.71   $4,081.93
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders..............  $1,010.43   $  841.24   $1,434.21   $3,037.83   $1,010.43   $1,611.13   $2,038.00   $3,037.83
with IPP Rider..................  $1,053.17   $  978.05   $1,659.74   $3,474.13   $1,053.17   $1,737.59   $2,250.06   $3,474.13
with EBB Rider..................  $1,038.92   $  932.59   $1,585.04   $3,330.87   $1,038.92   $1,695.56   $2,179.82   $3,330.87
with ADBR Rider.................  $1,043.67   $  947.75   $1,609.98   $3,378.86   $1,043.67   $1,709.58   $2,203.27   $3,378.86
with IPP & EBB Riders...........  $1,081.66   $1,069.40   $1,810.57   $3,767.17   $1,081.66   $1,822.02   $2,391.88   $3,767.17
with IPP & ADBR Riders..........  $1,086.41   $1,084.58   $1,835.54   $3,815.17   $1,086.41   $1,836.05   $2,415.35   $3,815.17
with EBB & ADBR Riders..........  $1,072.16   $1,039.11   $1,760.83   $3,671.91   $1,072.16   $1,794.02   $2,345.11   $3,671.91
with All Riders.................  $1,114.90   $1,175.92   $1,986.36   $4,108.21   $1,114.90   $1,920.48   $2,557.17   $4,108.21
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders..............  $1,040.85   $  938.75   $1,595.17   $3,350.36   $1,040.85   $1,701.26   $2,189.34   $3,350.36
with IPP Rider..................  $1,083.45   $1,074.21   $1,816.96   $3,771.59   $1,083.45   $1,826.46   $2,397.87   $3,771.59
with EBB Rider..................  $1,069.25   $1,029.19   $1,743.49   $3,633.27   $1,069.25   $1,784.85   $2,328.80   $3,633.27
with ADBR Rider.................  $1,073.98   $1,044.22   $1,768.03   $3,679.61   $1,073.98   $1,798.74   $2,351.88   $3,679.61
with IPP & EBB Riders...........  $1,111.85   $1,164.67   $1,965.30   $4,054.51   $1,111.85   $1,910.08   $2,537.35   $4,054.51
with IPP & ADBR Riders..........  $1,116.58   $1,179.70   $1,989.84   $4,100.85   $1,116.58   $1,923.96   $2,560.42   $4,100.85
with EBB & ADBR Riders..........  $1,102.38   $1,134.67   $1,916.37   $3,962.54   $1,102.38   $1,882.35   $2,491.34   $3,962.54
with All Riders.................  $1,144.98   $1,270.14   $2,138.15   $4,383.76   $1,144.98   $2,007.56   $2,699.87   $4,383.76
CALVERT SOCIAL BALANCED
without any Riders..............  $1,011.39   $  844.30   $1,439.28   $3,047.76   $1,011.39   $1,613.96   $2,042.76   $3,047.76
with IPP Rider..................  $1,054.12   $  981.07   $1,664.69   $3,483.57   $1,054.12   $1,740.37   $2,254.71   $3,483.57
with EBB Rider..................  $1,039.88   $  935.62   $1,590.03   $3,340.48   $1,039.88   $1,698.37   $2,184.51   $3,340.48
with ADBR Rider.................  $1,044.62   $  950.79   $1,614.97   $3,388.41   $1,044.62   $1,712.38   $2,207.96   $3,388.41
with IPP & EBB Riders...........  $1,082.61   $1,072.40   $1,815.45   $3,776.31   $1,082.61   $1,824.79   $2,396.47   $3,776.31
with IPP & ADBR Riders..........  $1,087.36   $1,087.56   $1,840.39   $3,824.24   $1,087.36   $1,838.81   $2,419.91   $3,824.24
with EBB & ADBR Riders..........  $1,073.11   $1,042.11   $1,765.72   $3,681.13   $1,073.11   $1,796.80   $2,349.71   $3,681.13
with All Riders.................  $1,115.84   $1,178.88   $1,991.14   $4,116.97   $1,115.84   $1,923.21   $2,561.66   $4,116.97
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..............  $1,040.85   $  938.75   $1,595.17   $3,350.36   $1,040.85   $1,701.26   $2,189.34   $3,350.36
with IPP Rider..................  $1,083.45   $1,074.21   $1,816.96   $3,771.59   $1,083.45   $1,826.46   $2,397.87   $3,771.59
with EBB Rider..................  $1,069.25   $1,029.19   $1,743.49   $3,633.27   $1,069.25   $1,784.85   $2,328.80   $3,633.27
with ADBR Rider.................  $1,073.98   $1,044.22   $1,768.03   $3,679.61   $1,073.98   $1,798.74   $2,351.88   $3,679.61
with IPP & EBB Riders...........  $1,111.85   $1,164.67   $1,965.30   $4,054.51   $1,111.85   $1,910.08   $2,537.35   $4,054.51
with IPP & ADBR Riders..........  $1,116.58   $1,179.70   $1,989.84   $4,100.85   $1,116.58   $1,923.96   $2,560.42   $4,100.85
with EBB & ADBR Riders..........  $1,102.38   $1,134.67   $1,916.37   $3,962.54   $1,102.38   $1,882.35   $2,491.34   $3,962.54
with All Riders.................  $1,144.98   $1,270.14   $2,138.15   $4,383.76   $1,144.98   $2,007.56   $2,699.87   $4,383.76

                                            EXPENSES IF YOU DO NOT
                                             SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP TOTAL RETURN--SERVIC
without any Riders..............  $271.11   $  832.06   $1,419.00   $3,008.01
with IPP Rider..................  $317.17   $  969.01   $1,644.90   $3,445.76
with EBB Rider..................  $301.82   $  923.51   $1,570.09   $3,302.03
with ADBR Rider.................  $306.94   $  938.68   $1,595.07   $3,350.19
with IPP & EBB Riders...........  $347.88   $1,060.44   $1,795.97   $3,739.77
with IPP & ADBR Riders..........  $353.00   $1,075.63   $1,820.97   $3,787.92
with EBB & ADBR Riders..........  $337.65   $1,030.12   $1,746.14   $3,644.19
with All Riders.................  $383.71   $1,167.07   $1,972.04   $4,081.93
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders..............  $274.18   $  841.24   $1,434.21   $3,037.83
with IPP Rider..................  $320.23   $  978.05   $1,659.74   $3,474.13
with EBB Rider..................  $304.88   $  932.59   $1,585.04   $3,330.87
with ADBR Rider.................  $309.99   $  947.75   $1,609.98   $3,378.86
with IPP & EBB Riders...........  $350.93   $1,069.40   $1,810.57   $3,767.17
with IPP & ADBR Riders..........  $356.04   $1,084.58   $1,835.54   $3,815.17
with EBB & ADBR Riders..........  $340.69   $1,039.11   $1,760.83   $3,671.91
with All Riders.................  $386.74   $1,175.92   $1,986.36   $4,108.21
ALGER AMERICAN SMALL CAPITALIZAT
without any Riders..............  $306.95   $  938.75   $1,595.17   $3,350.36
with IPP Rider..................  $352.85   $1,074.21   $1,816.96   $3,771.59
with EBB Rider..................  $337.55   $1,029.19   $1,743.49   $3,633.27
with ADBR Rider.................  $342.65   $1,044.22   $1,768.03   $3,679.61
with IPP & EBB Riders...........  $383.46   $1,164.67   $1,965.30   $4,054.51
with IPP & ADBR Riders..........  $388.56   $1,179.70   $1,989.84   $4,100.85
with EBB & ADBR Riders..........  $373.26   $1,134.67   $1,916.37   $3,962.54
with All Riders.................  $419.16   $1,270.14   $2,138.15   $4,383.76
CALVERT SOCIAL BALANCED
without any Riders..............  $275.20   $  844.30   $1,439.28   $3,047.76
with IPP Rider..................  $321.25   $  981.07   $1,664.69   $3,483.57
with EBB Rider..................  $305.90   $  935.62   $1,590.03   $3,340.48
with ADBR Rider.................  $311.02   $  950.79   $1,614.97   $3,388.41
with IPP & EBB Riders...........  $351.95   $1,072.40   $1,815.45   $3,776.31
with IPP & ADBR Riders..........  $357.06   $1,087.56   $1,840.39   $3,824.24
with EBB & ADBR Riders..........  $341.72   $1,042.11   $1,765.72   $3,681.13
with All Riders.................  $387.76   $1,178.88   $1,991.14   $4,116.97
COLONIAL SMALL CAP VALUE FUND, V
without any Riders..............  $306.95   $  938.75   $1,595.17   $3,350.36
with IPP Rider..................  $352.85   $1,074.21   $1,816.96   $3,771.59
with EBB Rider..................  $337.55   $1,029.19   $1,743.49   $3,633.27
with ADBR Rider.................  $342.65   $1,044.22   $1,768.03   $3,679.61
with IPP & EBB Riders...........  $383.46   $1,164.67   $1,965.30   $4,054.51
with IPP & ADBR Riders..........  $388.56   $1,179.70   $1,989.84   $4,100.85
with EBB & ADBR Riders..........  $373.26   $1,134.67   $1,916.37   $3,962.54
with All Riders.................  $419.16   $1,270.14   $2,138.15   $4,383.76

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                             ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..............  $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,234.34
with IPP Rider..................  $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,661.14
with EBB Rider..................  $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,521.01
with ADBR Rider.................  $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,567.96
with IPP & EBB Riders...........  $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $3,947.84
with IPP & ADBR Riders..........  $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $3,994.78
with EBB & ADBR Riders..........  $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $3,854.64
with All Riders.................  $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,281.47
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..............  $1,013.29   $  850.41   $1,449.39   $3,067.55   $1,013.29   $1,619.61   $2,052.27   $3,067.55
with IPP Rider..................  $1,056.01   $  987.10   $1,674.58   $3,502.43   $1,056.01   $1,745.95   $2,264.01   $3,502.43
with EBB Rider..................  $1,041.77   $  941.68   $1,599.99   $3,359.64   $1,041.77   $1,703.96   $2,193.88   $3,359.64
with ADBR Rider.................  $1,046.52   $  956.83   $1,624.91   $3,407.47   $1,046.52   $1,717.97   $2,217.31   $3,407.47
with IPP & EBB Riders...........  $1,084.49   $1,078.37   $1,825.17   $3,794.50   $1,084.49   $1,830.31   $2,405.60   $3,794.50
with IPP & ADBR Riders..........  $1,089.24   $1,093.52   $1,850.09   $3,842.34   $1,089.24   $1,844.31   $2,429.03   $3,842.34
with EBB & ADBR Riders..........  $1,075.00   $1,048.10   $1,775.51   $3,699.55   $1,075.00   $1,802.34   $2,358.91   $3,699.55
with All Riders.................  $1,117.72   $1,184.79   $2,000.70   $4,134.43   $1,117.72   $1,928.68   $2,570.64   $4,134.43
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders..............  $1,003.79   $  819.83   $1,398.71   $2,968.14   $1,003.79   $1,591.34   $2,004.62   $2,968.14
with IPP Rider..................  $1,046.55   $  956.93   $1,625.07   $3,407.80   $1,046.55   $1,718.07   $2,217.45   $3,407.80
with EBB Rider..................  $1,032.30   $  911.37   $1,550.09   $3,263.41   $1,032.30   $1,675.95   $2,146.96   $3,263.41
with ADBR Rider.................  $1,037.05   $  926.58   $1,575.15   $3,311.79   $1,037.05   $1,690.01   $2,170.52   $3,311.79
with IPP & EBB Riders...........  $1,075.06   $1,048.49   $1,776.45   $3,703.09   $1,075.06   $1,802.69   $2,359.80   $3,703.09
with IPP & ADBR Riders..........  $1,079.81   $1,063.68   $1,801.50   $3,751.45   $1,079.81   $1,816.73   $2,383.35   $3,751.45
with EBB & ADBR Riders..........  $1,065.56   $1,018.12   $1,726.52   $3,607.08   $1,065.56   $1,774.62   $2,312.85   $3,607.08
with All Riders.................  $1,108.32   $1,155.23   $1,952.88   $4,046.73   $1,108.32   $1,901.36   $2,525.69   $4,046.73
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............  $1,016.14   $  859.57   $1,464.56   $3,097.19   $1,016.14   $1,628.07   $2,066.53   $3,097.19
with IPP Rider..................  $1,058.85   $  996.12   $1,689.38   $3,530.63   $1,058.85   $1,754.29   $2,277.92   $3,530.63
with EBB Rider..................  $1,044.61   $  950.75   $1,614.90   $3,388.30   $1,044.61   $1,712.35   $2,207.90   $3,388.30
with ADBR Rider.................  $1,049.36   $  965.89   $1,639.78   $3,435.99   $1,049.36   $1,726.35   $2,231.29   $3,435.99
with IPP & EBB Riders...........  $1,087.32   $1,087.31   $1,839.74   $3,821.75   $1,087.32   $1,838.57   $2,419.30   $3,821.75
with IPP & ADBR Riders..........  $1,092.07   $1,102.45   $1,864.62   $3,869.43   $1,092.07   $1,852.57   $2,442.70   $3,869.43
with EBB & ADBR Riders..........  $1,077.83   $1,057.08   $1,790.16   $3,727.13   $1,077.83   $1,810.63   $2,372.68   $3,727.13
with All Riders.................  $1,120.54   $1,193.63   $2,014.98   $4,160.55   $1,120.54   $1,936.85   $2,584.07   $4,160.55
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..............  $1,001.88   $  813.70   $1,388.55   $2,948.14   $1,001.88   $1,585.67   $1,995.06   $2,948.14
with IPP Rider..................  $1,044.66   $  950.90   $1,615.16   $3,388.76   $1,044.66   $1,712.49   $2,208.14   $3,388.76
with EBB Rider..................  $1,030.40   $  905.31   $1,540.09   $3,244.06   $1,030.40   $1,670.35   $2,137.56   $3,244.06
with ADBR Rider.................  $1,035.15   $  920.52   $1,565.16   $3,292.54   $1,035.15   $1,684.41   $2,161.13   $3,292.54
with IPP & EBB Riders...........  $1,073.17   $1,042.50   $1,766.69   $3,684.70   $1,073.17   $1,797.16   $2,350.62   $3,684.70
with IPP & ADBR Riders..........  $1,077.93   $1,057.70   $1,791.75   $3,733.15   $1,077.93   $1,811.21   $2,374.18   $3,733.15
with EBB & ADBR Riders..........  $1,063.67   $1,012.12   $1,716.71   $3,588.48   $1,063.67   $1,769.08   $2,303.62   $3,588.48
with All Riders.................  $1,106.44   $1,149.31   $1,943.30   $4,029.12   $1,106.44   $1,895.88   $2,516.69   $4,029.12

                                            EXPENSES IF YOU DO NOT
                                             SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH--SE
without any Riders..............  $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider..................  $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider..................  $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider.................  $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders...........  $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders..........  $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders..........  $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders.................  $407.00   $1,234.89   $2,081.48   $4,281.47
FIDELITY(R) VIP CONTRAFUND(R)--S
without any Riders..............  $277.25   $  850.41   $1,449.39   $3,067.55
with IPP Rider..................  $323.29   $  987.10   $1,674.58   $3,502.43
with EBB Rider..................  $307.94   $  941.68   $1,599.99   $3,359.64
with ADBR Rider.................  $313.06   $  956.83   $1,624.91   $3,407.47
with IPP & EBB Riders...........  $353.98   $1,078.37   $1,825.17   $3,794.50
with IPP & ADBR Riders..........  $359.10   $1,093.52   $1,850.09   $3,842.34
with EBB & ADBR Riders..........  $343.75   $1,048.10   $1,775.51   $3,699.55
with All Riders.................  $389.79   $1,184.79   $2,000.70   $4,134.43
FIDELITY(R) VIP EQUITY-INCOME--S
without any Riders..............  $267.01   $  819.83   $1,398.71   $2,968.14
with IPP Rider..................  $313.09   $  956.93   $1,625.07   $3,407.80
with EBB Rider..................  $297.73   $  911.37   $1,550.09   $3,263.41
with ADBR Rider.................  $302.85   $  926.58   $1,575.15   $3,311.79
with IPP & EBB Riders...........  $343.82   $1,048.49   $1,776.45   $3,703.09
with IPP & ADBR Riders..........  $348.94   $1,063.68   $1,801.50   $3,751.45
with EBB & ADBR Riders..........  $333.57   $1,018.12   $1,726.52   $3,607.08
with All Riders.................  $379.66   $1,155.23   $1,952.88   $4,046.73
FIDELITY(R) VIP MID CAP--SERVICE
without any Riders..............  $280.32   $  859.57   $1,464.56   $3,097.19
with IPP Rider..................  $326.34   $  996.12   $1,689.38   $3,530.63
with EBB Rider..................  $311.00   $  950.75   $1,614.90   $3,388.30
with ADBR Rider.................  $316.12   $  965.89   $1,639.78   $3,435.99
with IPP & EBB Riders...........  $357.03   $1,087.31   $1,839.74   $3,821.75
with IPP & ADBR Riders..........  $362.14   $1,102.45   $1,864.62   $3,869.43
with EBB & ADBR Riders..........  $346.80   $1,057.08   $1,790.16   $3,727.13
with All Riders.................  $392.82   $1,193.63   $2,014.98   $4,160.55
JANUS ASPEN SERIES BALANCED--SER
without any Riders..............  $264.96   $  813.70   $1,388.55   $2,948.14
with IPP Rider..................  $311.05   $  950.90   $1,615.16   $3,388.76
with EBB Rider..................  $295.69   $  905.31   $1,540.09   $3,244.06
with ADBR Rider.................  $300.81   $  920.52   $1,565.16   $3,292.54
with IPP & EBB Riders...........  $341.78   $1,042.50   $1,766.69   $3,684.70
with IPP & ADBR Riders..........  $346.90   $1,057.70   $1,791.75   $3,733.15
with EBB & ADBR Riders..........  $331.54   $1,012.12   $1,716.71   $3,588.48
with All Riders.................  $377.63   $1,149.31   $1,943.30   $4,029.12

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                             ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders..............  $1,008.53   $  835.13   $1,424.07   $3,017.97   $1,008.53   $1,605.48   $2,028.47   $3,017.97
with IPP Rider..................  $1,051.28   $  972.02   $1,649.84   $3,455.22   $1,051.28   $1,732.01   $2,240.75   $3,455.22
with EBB Rider..................  $1,037.03   $  926.53   $1,575.06   $3,311.64   $1,037.03   $1,689.96   $2,170.43   $3,311.64
with ADBR Rider.................  $1,041.78   $  941.71   $1,600.04   $3,359.75   $1,041.78   $1,703.99   $2,193.93   $3,359.75
with IPP & EBB Riders...........  $1,079.77   $1,063.43   $1,800.83   $3,748.91   $1,079.77   $1,816.50   $2,382.72   $3,748.91
with IPP & ADBR Riders..........  $1,084.52   $1,078.61   $1,825.82   $3,797.02   $1,084.52   $1,830.53   $2,406.22   $3,797.02
with EBB & ADBR Riders..........  $1,070.27   $1,033.12   $1,751.04   $3,653.43   $1,070.27   $1,788.49   $2,335.91   $3,653.43
with All Riders.................  $1,113.02   $1,170.01   $1,976.80   $4,090.69   $1,113.02   $1,915.02   $2,548.18   $4,090.69
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders..............  $1,030.40   $  905.30   $1,540.08   $3,244.06   $1,030.40   $1,670.34   $2,137.55   $3,244.06
with IPP Rider..................  $1,073.04   $1,041.24   $1,763.17   $3,670.41   $1,073.04   $1,795.99   $2,347.30   $3,670.41
with EBB Rider..................  $1,058.83   $  996.07   $1,689.27   $3,530.41   $1,058.83   $1,754.24   $2,277.82   $3,530.41
with ADBR Rider.................  $1,063.57   $1,011.14   $1,713.95   $3,577.32   $1,063.57   $1,768.17   $2,301.03   $3,577.32
with IPP & EBB Riders...........  $1,101.47   $1,131.99   $1,912.34   $3,956.77   $1,101.47   $1,879.87   $2,487.56   $3,956.77
with IPP & ADBR Riders..........  $1,106.21   $1,147.07   $1,937.03   $4,003.67   $1,106.21   $1,893.81   $2,510.78   $4,003.67
with EBB & ADBR Riders..........  $1,092.00   $1,101.90   $1,863.14   $3,863.69   $1,092.00   $1,852.06   $2,441.30   $3,863.69
with All Riders.................  $1,134.64   $1,237.82   $2,086.20   $4,290.03   $1,134.64   $1,977.69   $2,651.03   $4,290.03
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders..............  $1,032.30   $  911.39   $1,550.13   $3,263.47   $1,032.30   $1,675.97   $2,146.99   $3,263.47
with IPP Rider..................  $1,074.94   $1,047.23   $1,772.95   $3,688.88   $1,074.94   $1,801.53   $2,356.50   $3,688.88
with EBB Rider..................  $1,060.72   $1,002.09   $1,699.15   $3,549.21   $1,060.72   $1,759.81   $2,287.11   $3,549.21
with ADBR Rider.................  $1,065.46   $1,017.17   $1,723.82   $3,596.02   $1,065.46   $1,773.74   $2,310.30   $3,596.02
with IPP & EBB Riders...........  $1,103.36   $1,137.94   $1,922.00   $3,974.63   $1,103.36   $1,885.37   $2,496.64   $3,974.63
with IPP & ADBR Riders..........  $1,108.10   $1,153.00   $1,946.64   $4,021.43   $1,108.10   $1,899.29   $2,519.81   $4,021.43
with EBB & ADBR Riders..........  $1,093.89   $1,107.87   $1,872.84   $3,881.74   $1,093.89   $1,857.58   $2,450.42   $3,881.74
with All Riders.................  $1,136.52   $1,243.70   $2,095.68   $4,307.16   $1,136.52   $1,983.13   $2,659.94   $4,307.16
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders..............  $1,033.25   $  914.43   $1,555.13   $3,273.16   $1,033.25   $1,678.77   $2,151.69   $3,273.16
with IPP Rider..................  $1,075.88   $1,050.23   $1,777.85   $3,698.12   $1,075.88   $1,804.30   $2,361.10   $3,698.12
with EBB Rider..................  $1,061.67   $1,005.11   $1,704.09   $3,558.58   $1,061.67   $1,762.60   $2,291.76   $3,558.58
with ADBR Rider.................  $1,066.40   $1,020.17   $1,728.73   $3,605.33   $1,066.40   $1,776.51   $2,314.92   $3,605.33
with IPP & EBB Riders...........  $1,104.30   $1,140.92   $1,926.81   $3,983.54   $1,104.30   $1,888.12   $2,501.17   $3,983.54
with IPP & ADBR Riders..........  $1,109.04   $1,155.96   $1,951.45   $4,030.28   $1,109.04   $1,902.03   $2,524.33   $4,030.28
with EBB & ADBR Riders..........  $1,094.83   $1,110.85   $1,877.69   $3,890.76   $1,094.83   $1,860.33   $2,454.98   $3,890.76
with All Riders.................  $1,137.46   $1,246.65   $2,100.41   $4,315.70   $1,137.46   $1,985.85   $2,664.39   $4,315.70
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders..............  $1,036.10   $  923.55   $1,570.16   $3,302.18   $1,036.10   $1,687.21   $2,165.83   $3,302.18
with IPP Rider..................  $1,078.72   $1,059.23   $1,792.54   $3,725.73   $1,078.72   $1,812.62   $2,374.91   $3,725.73
with EBB Rider..................  $1,064.52   $1,014.15   $1,718.88   $3,586.67   $1,064.52   $1,770.95   $2,305.66   $3,586.67
with ADBR Rider.................  $1,069.25   $1,029.19   $1,743.49   $3,633.26   $1,069.25   $1,784.85   $2,328.80   $3,633.26
with IPP & EBB Riders...........  $1,107.13   $1,149.83   $1,941.26   $4,010.22   $1,107.13   $1,896.36   $2,514.74   $4,010.22
with IPP & ADBR Riders..........  $1,111.87   $1,164.87   $1,965.86   $4,056.83   $1,111.87   $1,910.26   $2,537.88   $4,056.83
with EBB & ADBR Riders..........  $1,097.66   $1,119.79   $1,892.21   $3,917.74   $1,097.66   $1,868.59   $2,468.63   $3,917.74
with All Riders.................  $1,140.28   $1,255.47   $2,114.58   $4,341.30   $1,140.28   $1,994.00   $2,677.71   $4,341.30

                                            EXPENSES IF YOU DO NOT
                                             SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GRO
without any Riders..............  $272.13   $  835.13   $1,424.07   $3,017.97
with IPP Rider..................  $318.19   $  972.02   $1,649.84   $3,455.22
with EBB Rider..................  $302.83   $  926.53   $1,575.06   $3,311.64
with ADBR Rider.................  $307.95   $  941.71   $1,600.04   $3,359.75
with IPP & EBB Riders...........  $348.89   $1,063.43   $1,800.83   $3,748.91
with IPP & ADBR Riders..........  $354.01   $1,078.61   $1,825.82   $3,797.02
with EBB & ADBR Riders..........  $338.66   $1,033.12   $1,751.04   $3,653.43
with All Riders.................  $384.72   $1,170.01   $1,976.80   $4,090.69
MFS(R) INVESTORS TRUST SERIES--S
without any Riders..............  $295.69   $  905.30   $1,540.08   $3,244.06
with IPP Rider..................  $341.64   $1,041.24   $1,763.17   $3,670.41
with EBB Rider..................  $326.32   $  996.07   $1,689.27   $3,530.41
with ADBR Rider.................  $331.43   $1,011.14   $1,713.95   $3,577.32
with IPP & EBB Riders...........  $372.28   $1,131.99   $1,912.34   $3,956.77
with IPP & ADBR Riders..........  $377.38   $1,147.07   $1,937.03   $4,003.67
with EBB & ADBR Riders..........  $362.07   $1,101.90   $1,863.14   $3,863.69
with All Riders.................  $408.02   $1,237.82   $2,086.20   $4,290.03
MFS(R) RESEARCH SERIES--SERVICE
without any Riders..............  $297.74   $  911.39   $1,550.13   $3,263.47
with IPP Rider..................  $343.68   $1,047.23   $1,772.95   $3,688.88
with EBB Rider..................  $328.37   $1,002.09   $1,699.15   $3,549.21
with ADBR Rider.................  $333.47   $1,017.17   $1,723.82   $3,596.02
with IPP & EBB Riders...........  $374.31   $1,137.94   $1,922.00   $3,974.63
with IPP & ADBR Riders..........  $379.42   $1,153.00   $1,946.64   $4,021.43
with EBB & ADBR Riders..........  $364.10   $1,107.87   $1,872.84   $3,881.74
with All Riders.................  $410.05   $1,243.70   $2,095.68   $4,307.16
MFS(R) UTILITIES SERIES--SERVICE
without any Riders..............  $298.76   $  914.43   $1,555.13   $3,273.16
with IPP Rider..................  $344.70   $1,050.23   $1,777.85   $3,698.12
with EBB Rider..................  $329.38   $1,005.11   $1,704.09   $3,558.58
with ADBR Rider.................  $334.49   $1,020.17   $1,728.73   $3,605.33
with IPP & EBB Riders...........  $375.32   $1,140.92   $1,926.81   $3,983.54
with IPP & ADBR Riders..........  $380.43   $1,155.96   $1,951.45   $4,030.28
with EBB & ADBR Riders..........  $365.11   $1,110.85   $1,877.69   $3,890.76
with All Riders.................  $411.05   $1,246.65   $2,100.41   $4,315.70
NEUBERGER BERMAN AMT MID-CAP GRO
without any Riders..............  $301.83   $  923.55   $1,570.16   $3,302.18
with IPP Rider..................  $347.76   $1,059.23   $1,792.54   $3,725.73
with EBB Rider..................  $332.45   $1,014.15   $1,718.88   $3,586.67
with ADBR Rider.................  $337.55   $1,029.19   $1,743.49   $3,633.26
with IPP & EBB Riders...........  $378.38   $1,149.83   $1,941.26   $4,010.22
with IPP & ADBR Riders..........  $383.48   $1,164.87   $1,965.86   $4,056.83
with EBB & ADBR Riders..........  $368.17   $1,119.79   $1,892.21   $3,917.74
with All Riders.................  $414.10   $1,255.47   $2,114.58   $4,341.30

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                             ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
without any Riders..............  $1,052.26   $  975.14   $1,654.96   $3,465.02   $1,052.26   $1,734.89   $2,245.56   $3,465.02
with IPP Rider..................  $1,094.80   $1,110.10   $1,875.36   $3,880.69   $1,094.80   $1,859.64   $2,452.78   $3,880.69
with EBB Rider..................  $1,080.62   $1,065.26   $1,802.37   $3,744.21   $1,080.62   $1,818.19   $2,384.16   $3,744.21
with ADBR Rider.................  $1,085.35   $1,080.23   $1,826.75   $3,789.93   $1,085.35   $1,832.02   $2,407.08   $3,789.93
with IPP & EBB Riders...........  $1,123.17   $1,200.23   $2,022.77   $4,159.91   $1,123.17   $1,942.94   $2,591.38   $4,159.91
with IPP & ADBR Riders..........  $1,127.89   $1,215.20   $2,047.16   $4,205.63   $1,127.89   $1,956.78   $2,614.31   $4,205.63
with EBB & ADBR Riders..........  $1,113.71   $1,170.34   $1,974.15   $4,069.13   $1,113.71   $1,915.32   $2,545.67   $4,069.13
with All Riders.................  $1,156.26   $1,305.32   $2,194.56   $4,484.84   $1,156.26   $2,040.07   $2,752.90   $4,484.84
ROYCE SMALL-CAP PORTFOLIO
without any Riders..............  $1,033.25   $  914.43   $1,555.13   $3,273.16   $1,033.25   $1,678.77   $2,151.69   $3,273.16
with IPP Rider..................  $1,075.88   $1,050.23   $1,777.85   $3,698.12   $1,075.88   $1,804.30   $2,361.10   $3,698.12
with EBB Rider..................  $1,061.67   $1,005.11   $1,704.09   $3,558.58   $1,061.67   $1,762.60   $2,291.76   $3,558.58
with ADBR Rider.................  $1,066.40   $1,020.17   $1,728.73   $3,605.33   $1,066.40   $1,776.51   $2,314.92   $3,605.33
with IPP & EBB Riders...........  $1,104.30   $1,140.92   $1,926.81   $3,983.54   $1,104.30   $1,888.12   $2,501.17   $3,983.54
with IPP & ADBR Riders..........  $1,109.04   $1,155.96   $1,951.45   $4,030.28   $1,109.04   $1,902.03   $2,524.33   $4,030.28
with EBB & ADBR Riders..........  $1,094.83   $1,110.85   $1,877.69   $3,890.76   $1,094.83   $1,860.33   $2,454.98   $3,890.76
with All Riders.................  $1,137.46   $1,246.65   $2,100.41   $4,315.70   $1,137.46   $1,985.85   $2,664.39   $4,315.70
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
without any Riders..............  $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,234.34
with IPP Rider..................  $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,661.14
with EBB Rider..................  $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,521.01
with ADBR Rider.................  $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,567.96
with IPP & EBB Riders...........  $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $3,947.84
with IPP & ADBR Riders..........  $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $3,994.78
with EBB & ADBR Riders..........  $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $3,854.64
with All Riders.................  $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,281.47
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $1,038.95   $  932.67   $1,585.16   $3,331.12   $1,038.95   $1,695.64   $2,179.94   $3,331.12
with IPP Rider..................  $1,081.56   $1,068.22   $1,807.19   $3,753.28   $1,081.56   $1,820.93   $2,388.69   $3,753.28
with EBB Rider..................  $1,067.35   $1,023.18   $1,733.66   $3,614.65   $1,067.35   $1,779.30   $2,319.56   $3,614.65
with ADBR Rider.................  $1,072.09   $1,038.21   $1,758.22   $3,661.10   $1,072.09   $1,793.19   $2,342.65   $3,661.10
with IPP & EBB Riders...........  $1,109.96   $1,158.72   $1,955.67   $4,036.80   $1,109.96   $1,904.58   $2,528.30   $4,036.80
with IPP & ADBR Riders..........  $1,114.69   $1,173.76   $1,980.24   $4,083.25   $1,114.69   $1,918.47   $2,551.40   $4,083.25
with EBB & ADBR Riders..........  $1,100.49   $1,128.72   $1,906.71   $3,944.65   $1,100.49   $1,876.85   $2,482.26   $3,944.65
with All Riders.................  $1,143.10   $1,264.27   $2,128.73   $4,366.80   $1,143.10   $2,002.13   $2,691.01   $4,366.80
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders..............  $1,120.69   $1,191.61   $2,007.43   $4,124.61   $1,120.69   $1,934.98   $2,576.95   $4,124.61
with IPP Rider..................  $1,162.93   $1,323.61   $2,219.63   $4,508.37   $1,162.93   $2,056.97   $2,776.44   $4,508.37
with EBB Rider..................  $1,148.85   $1,279.74   $2,149.35   $4,382.37   $1,148.85   $2,016.43   $2,710.37   $4,382.37
with ADBR Rider.................  $1,153.54   $1,294.39   $2,172.84   $4,424.59   $1,153.54   $2,029.97   $2,732.45   $4,424.59
with IPP & EBB Riders...........  $1,191.09   $1,411.74   $2,361.55   $4,766.14   $1,191.09   $2,138.43   $2,909.87   $4,766.14
with IPP & ADBR Riders..........  $1,195.78   $1,426.38   $2,385.04   $4,808.37   $1,195.78   $2,151.96   $2,931.95   $4,808.37
with EBB & ADBR Riders..........  $1,181.70   $1,382.52   $2,314.75   $4,682.36   $1,181.70   $2,111.42   $2,865.87   $4,682.36
with All Riders.................  $1,223.94   $1,514.51   $2,526.96   $5,066.12   $1,223.94   $2,233.42   $3,065.37   $5,066.12

                                            EXPENSES IF YOU DO NOT
                                             SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
without any Riders..............  $319.24   $  975.14   $1,654.96   $3,465.02
with IPP Rider..................  $365.09   $1,110.10   $1,875.36   $3,880.69
with EBB Rider..................  $349.81   $1,065.26   $1,802.37   $3,744.21
with ADBR Rider.................  $354.90   $1,080.23   $1,826.75   $3,789.93
with IPP & EBB Riders...........  $395.65   $1,200.23   $2,022.77   $4,159.91
with IPP & ADBR Riders..........  $400.75   $1,215.20   $2,047.16   $4,205.63
with EBB & ADBR Riders..........  $385.47   $1,170.34   $1,974.15   $4,069.13
with All Riders.................  $431.31   $1,305.32   $2,194.56   $4,484.84
ROYCE SMALL-CAP PORTFOLIO
without any Riders..............  $298.76   $  914.43   $1,555.13   $3,273.16
with IPP Rider..................  $344.70   $1,050.23   $1,777.85   $3,698.12
with EBB Rider..................  $329.38   $1,005.11   $1,704.09   $3,558.58
with ADBR Rider.................  $334.49   $1,020.17   $1,728.73   $3,605.33
with IPP & EBB Riders...........  $375.32   $1,140.92   $1,926.81   $3,983.54
with IPP & ADBR Riders..........  $380.43   $1,155.96   $1,951.45   $4,030.28
with EBB & ADBR Riders..........  $365.11   $1,110.85   $1,877.69   $3,890.76
with All Riders.................  $411.05   $1,246.65   $2,100.41   $4,315.70
T. ROWE PRICE EQUITY INCOME PORT
without any Riders..............  $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider..................  $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider..................  $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider.................  $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders...........  $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders..........  $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders..........  $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders.................  $407.00   $1,234.89   $2,081.48   $4,281.47
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $304.90   $  932.67   $1,585.16   $3,331.12
with IPP Rider..................  $350.81   $1,068.22   $1,807.19   $3,753.28
with EBB Rider..................  $335.51   $1,023.18   $1,733.66   $3,614.65
with ADBR Rider.................  $340.61   $1,038.21   $1,758.22   $3,661.10
with IPP & EBB Riders...........  $381.42   $1,158.72   $1,955.67   $4,036.80
with IPP & ADBR Riders..........  $386.52   $1,173.76   $1,980.24   $4,083.25
with EBB & ADBR Riders..........  $371.22   $1,128.72   $1,906.71   $3,944.65
with All Riders.................  $417.13   $1,264.27   $2,128.73   $4,366.80
VAN KAMPEN UIF EMERGING MARKETS
without any Riders..............  $392.99   $1,191.61   $2,007.43   $4,124.61
with IPP Rider..................  $438.50   $1,323.61   $2,219.63   $4,508.37
with EBB Rider..................  $423.33   $1,279.74   $2,149.35   $4,382.37
with ADBR Rider.................  $428.39   $1,294.39   $2,172.84   $4,424.59
with IPP & EBB Riders...........  $468.85   $1,411.74   $2,361.55   $4,766.14
with IPP & ADBR Riders..........  $473.90   $1,426.38   $2,385.04   $4,808.37
with EBB & ADBR Riders..........  $458.73   $1,382.52   $2,314.75   $4,682.36
with All Riders.................  $504.25   $1,514.51   $2,526.96   $5,066.12

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                             ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..............  $1,092.18   $1,101.81   $1,861.89   $3,855.59   $1,092.18   $1,851.98   $2,440.12   $3,855.59
with IPP Rider..................  $1,134.54   $1,235.05   $2,077.48   $4,252.37   $1,134.54   $1,975.12   $2,642.80   $4,252.37
with EBB Rider..................  $1,120.42   $1,190.77   $2,006.07   $4,122.10   $1,120.42   $1,934.20   $2,575.67   $4,122.10
with ADBR Rider.................  $1,125.13   $1,205.55   $2,029.93   $4,165.75   $1,125.13   $1,947.86   $2,598.10   $4,165.75
with IPP & EBB Riders...........  $1,162.79   $1,324.01   $2,221.67   $4,518.92   $1,162.79   $2,057.34   $2,778.37   $4,518.92
with IPP & ADBR Riders..........  $1,167.50   $1,338.77   $2,245.51   $4,562.54   $1,167.50   $2,070.99   $2,800.78   $4,562.54
with EBB & ADBR Riders..........  $1,153.37   $1,294.50   $2,174.11   $4,432.27   $1,153.37   $2,030.07   $2,733.65   $4,432.27
with All Riders.................  $1,195.74   $1,427.73   $2,389.70   $4,829.08   $1,195.74   $2,153.22   $2,936.35   $4,829.08

                                            EXPENSES IF YOU DO NOT
                                             SURRENDER YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
VICTORY VIF DIVERSIFIED STOCK--C
without any Riders..............  $362.26   $1,101.81   $1,861.89   $3,855.59
with IPP Rider..................  $407.91   $1,235.05   $2,077.48   $4,252.37
with EBB Rider..................  $392.70   $1,190.77   $2,006.07   $4,122.10
with ADBR Rider.................  $397.77   $1,205.55   $2,029.93   $4,165.75
with IPP & EBB Riders...........  $438.35   $1,324.01   $2,221.67   $4,518.92
with IPP & ADBR Riders..........  $443.42   $1,338.77   $2,245.51   $4,562.54
with EBB & ADBR Riders..........  $428.20   $1,294.50   $2,174.11   $4,432.27
with All Riders.................  $473.86   $1,427.73   $2,389.70   $4,829.08

        QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ELITE VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ELITE VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) ELITE VARIABLE ANNUITY?


     The LIFESTAGES(R) ELITE VARIABLE ANNUITY is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to 40 Investment Divisions of the Separate Account, as well as the Fixed Account, and/or the DCA Advantage Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Account. The policy offers several optional riders which provide benefits at an additional charge. The LifeStages(R) Elite Variable Annuity policy differs from many others in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your total premium payments made under the policy, (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs charge will remain relatively stable, regardless of market performance. This charge will only be affected by additional premium payments, (excluding premiums allocated to the Fixed Account), or withdrawals in excess of the gain from the Investment Divisions and/or the DCA Advantage Account. (See "CHARGES AND DEDUCTIONS")


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT


             The Separate Account currently consists of 40 Investment Divisions. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (ii) FIXED ACCOUNT


             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.



     b) You can also allocate your premium payment to the 6-month DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates We have set in advance. The DCA Advantage allows you to set up automatic dollar cost averaging from the DCA Advantage Account into the Investment Divisions. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Account.")


3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?


     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions at least 30 days before the Annuity Commencement Date. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. However, We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")


     You can make transfers to the Investment Divisions from the DCA Advantage Account, although certain restrictions may apply. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Account.") In addition, you can request transfers through the traditional Dollar Cost Averaging or Automatic Asset Reallocation options described in this Prospectus.


     You can only transfer interest earned on monies allocated in the Fixed Account to the Investment Divisions. TRANSFERS FROM THE INVESTMENT DIVISIONS OR THE DCA ADVANTAGE ACCOUNT OR THROUGH THE TRADITIONAL DOLLAR COST AVERAGING OPTION INTO THE FIXED ACCOUNT ARE NOT PERMITTED.


4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?


     Before the date We start making Income Payments to you, We will impose a Mortality and Expense Risk and Administrative Costs charge equal, on an annual basis, to 1.70% of your Adjusted Premium Payments.

The charge will be deducted from the Investment Divisions through a reduction in Accumulation Units at the end of each policy quarter. A pro-rata portion of the charge will be deducted upon the payment of death proceeds and on the date the policy is surrendered. In addition, We will deduct a policy service charge of $30 on each Policy Anniversary and upon the surrender of the policy if on that date the Accumulation Value is below $100,000. (See "CHARGES AND DEDUCTIONS.")


     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first eight Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

PAYMENT YEAR                                                  SURRENDER CHARGE
------------                                                  ----------------
1...........................................................         8%
2...........................................................         8%
3...........................................................         8%
4...........................................................         7%
5...........................................................         6%
6...........................................................         5%
7...........................................................         4%
8...........................................................         3%
9+..........................................................         0%


     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first, (on a first-in, first-out basis).


     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your Registered Representative to determine the percentages We are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time.



     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult with your Registered Representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.



     If you select the Annual Death Benefit Reset Rider ("ADBR") (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the amount that is reset on the last policy anniversary. This charge will be deducted from each Investment Division, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. You should consult with your Registered Representative to determine the percentage We are currently charging before you select this rider. We may set a lower charge at Our sole discretion.


     As of the date of this Prospectus, the charges are as follows:

AGE OF OLDEST
OWNER OR ANNUITANT                                                 ANNUAL CHARGE
------------------                                                 -------------
65 or younger.............................................  0.30% (0.075% per quarter)
66 to 75 inclusive........................................  0.35% (0.0875% per quarter)

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies, or such lower amount as We may permit at any time. Premium payments may be sent to NYLIAC at the address listed in Question 15 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We will accept is $1,500,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.



     In the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington, NYLIAC is offering an individual single premium version of the LifeStages(R) Elite Variable Annuity policies. Please be aware that this product may not be approved for sale in all of these jurisdictions at the current time. Please check with your Registered Representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies. The maximum premium payment We will accept is $1,500,000, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Plan Account you have selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. You may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Investment Division, Fixed Account and DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Investment Division, Fixed Account and DCA Advantage Plan Account is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value. Acceptance of initial and additional premium payments are subject to Our suitability standards.


7. MAY NYLIAC TERMINATE MY POLICY?


     If the Accumulation Value of your policy is less than $2,000 or is insufficient to cover the Annual Policy Service Charge, the Morality & Expense Risk and Administrative Costs charge, and optional rider charges, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.


8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?


     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?


     We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.


10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     If you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greater of:



        (a) the Accumulation Value less any Mortality and Expense Risk and Administrative Costs Charge or pro-rata portion thereof, or



        (b) the sum of all premium payments made, less any partial withdrawals and surrender charges previously imposed, less any rider charges applied since the Policy Date.


     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, and SEP policies; only Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.


12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?


     You can cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth the provision in your Policy.


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

15. HOW DO I CONTACT NYLIAC?


                          GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS
                          --------------------------------------  ----------------------------------
REGULAR MAIL              NYLIAC Variable Products Service        NYLIAC
                          Center                                  75 Remittance Drive
                          Madison Square Station                  Suite 3021
                          P.O. Box 922                            Chicago, IL 60675-3021
                          New York, NY 10159

EXPRESS MAIL              NYLIAC Variable Products Service        NYLIAC, Suite 3021
                          Center                                  c/o The Northern Trust Bank
                          51 Madison Avenue                       350 North Orleans Street
                          Room 651                                Receipt & Dispatch, 8th Floor
                          New York, NY 10010                      Chicago, IL 60654

CUSTOMER SERVICE          (800) 598-2019
AND UNIT VALUES



     You may send service requests to Us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact Us through the Internet at Our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See "Virtual Service Center and Interactive Voice Response System.") Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.


                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 (including the report of independent auditors), and the Separate Account statement of assets and liabilities as of December 31, 2004, and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in the Financial Statements (including the report of independent auditors) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the Financial Statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the SAI. The policies were first offered for sale on September 29, 2003. Therefore, values and units shown for 2003 are for the period September 29, 2003 to December 31, 2003.


                                                                        MAINSTAY VP
                                MAINSTAY VP         MAINSTAY VP           CAPITAL                               MAINSTAY VP
                               BASIC VALUE--           BOND--          APPRECIATION--     MAINSTAY VP CASH     COMMON STOCK--
                               SERVICE CLASS       SERVICE CLASS       SERVICE CLASS         MANAGEMENT        SERVICE CLASS
                              ----------------    ----------------    ----------------    ----------------    ----------------
                               2004      2003      2004      2003      2004      2003      2004      2003      2004      2003
                              ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit value
 (beginning of period)....    $10.69    $10.00    $10.14    $10.00    $11.06    $10.00    $ 1.00     $1.00    $11.15    $10.00
Accumulation Unit value
 (end of period)..........    $11.87    $10.69    $10.53    $10.14    $11.49    $11.06    $ 1.01     $1.00    $12.34    $11.15
Number of units
 outstanding
 (in 000s) (end of
 period)..................       215        29       678        65       411        59     4,474     1,047       192        29


                              MAINSTAY VP
                             CONVERTIBLE--
                             SERVICE CLASS
                            ----------------
                             2004      2003
                            ------    ------
Accumulation Unit value
 (beginning of period)....  $10.87    $10.00
Accumulation Unit value
 (end of period)..........  $11.50    $10.87
Number of units
 outstanding
 (in 000s) (end of
 period)..................     704        91


                                MAINSTAY VP                                                 MAINSTAY VP
                                 DEVELOPING         MAINSTAY VP         MAINSTAY VP          HIGH YIELD          MAINSTAY VP
                                  GROWTH--          GOVERNMENT--      GROWTH--SERVICE     CORPORATE BOND--    INCOME & GROWTH--
                               SERVICE CLASS       SERVICE CLASS           CLASS           SERVICE CLASS        SERVICE CLASS
                              ----------------    ----------------    ----------------    ----------------    ------------------
                               2004      2003      2004      2003      2004      2003      2004      2003      2004       2003
                              ------    ------    ------    ------    ------    ------    ------    ------    -------    -------
Accumulation Unit value
 (beginning of period)....    $10.83    $10.00    $10.08    $10.00    $10.52    $10.00    $10.74    $10.00    $10.73     $10.00
Accumulation Unit value
 (end of period)..........    $11.44    $10.83    $10.39    $10.08    $10.25    $10.52    $12.08    $10.74    $12.06     $10.73
Number of units
 outstanding
 (in 000s) (end of
 period)..................       229        18       408        38       188        30     1,783       276       158         13

                              MAINSTAY VP
                             INTERNATIONAL
                                EQUITY--
                             SERVICE CLASS
                            ----------------
                             2004      2003
                            ------    ------
Accumulation Unit value
 (beginning of period)....  $11.39    $10.00
Accumulation Unit value
 (end of period)..........  $13.33    $11.39
Number of units
 outstanding
 (in 000s) (end of
 period)..................     486        48


                                                    MAINSTAY VP                             MAINSTAY VP
                                MAINSTAY VP           MID CAP         MAINSTAY VP MID         S&P 500         MAINSTAY VP SMALL
                               MID CAP CORE--         GROWTH--          CAP VALUE--           INDEX--            CAP GROWTH--
                               SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
                              ----------------    ----------------    ----------------    ----------------    ------------------
                               2004      2003      2004      2003      2004      2003      2004      2003      2004       2003
                              ------    ------    ------    ------    ------    ------    ------    ------    -------    -------
Accumulation Unit value
 (beginning of period)....    $10.72    $10.00    $11.38    $10.00    $11.31    $10.00    $11.08    $10.00    $11.55     $10.00
Accumulation Unit value
 (end of period)..........    $13.06    $10.72    $13.92    $11.38    $13.26    $11.31    $12.21    $11.08    $12.61     $11.55
Number of units
 outstanding
 (in 000s) (end of
 period)..................       380        45       621        88       610        65     1,180       110       519         64


                            MAINSTAY VP TOTAL
                                 RETURN--
                              SERVICE CLASS
                            ------------------
                             2004       2003
                            -------    -------
Accumulation Unit value
 (beginning of period)....  $10.67     $10.00
Accumulation Unit value
 (end of period)..........  $11.32     $10.67
Number of units
 outstanding
 (in 000s) (end of
 period)..................     311         37


                                                    ALGER AMERICAN                         COLONIAL SMALL CAP       DREYFUS IP
                                 MAINSTAY VP            SMALL                                 VALUE FUND,           TECHNOLOGY
                                   VALUE--         CAPITALIZATION--     CALVERT SOCIAL     VARIABLE SERIES--         GROWTH--
                                SERVICE CLASS       CLASS S SHARES         BALANCED             CLASS B           SERVICE SHARES
                               ----------------    ----------------    ----------------    ------------------    ----------------
                                2004      2003      2004      2003      2004      2003          2004(A)           2004      2003
                               ------    ------    ------    ------    ------    ------    ------------------    ------    ------
Accumulation Unit value
 (beginning of period).....    $11.33    $10.00    $11.14    $10.00    $10.34    $10.00          $10.00          $11.18    $10.00
Accumulation Unit value
 (end of period)...........    $12.57    $11.33    $12.95    $11.14    $11.19    $10.34          $10.27          $11.21    $11.18
Number of units outstanding
 (in 000s) (end of
 period)...................       445        41       265        16        84         3              20             293        51


                             FIDELITY(R) VIP
                             CONTRAFUND(R)--
                             SERVICE CLASS 2
                             ----------------
                              2004      2003
                             ------    ------
Accumulation Unit value
 (beginning of period).....  $11.08    $10.00
Accumulation Unit value
 (end of period)...........  $12.76    $11.08
Number of units outstanding
 (in 000s) (end of
 period)...................     782        60



     (a) For the period November 15, 2004 (commencement of operations) through December 31, 2004

                                                                                                       JANUS ASPEN
                                                                                                         SERIES
                                         FIDELITY(R) VIP   FIDELITY(R) VIP MID      JANUS ASPEN         WORLDWIDE
                                         EQUITY-INCOME--     CAP -- SERVICE      SERIES BALANCED--      GROWTH--
                                         SERVICE CLASS 2         CLASS 2          SERVICE SHARES     SERVICE SHARES
                                         ---------------   -------------------   -----------------   ---------------
                                          2004     2003      2004       2003      2004      2003      2004     2003
                                         ------   ------   --------   --------   -------   -------   ------   ------
Accumulation Unit value
 (beginning of period)................   $10.87   $10.00    $11.59     $10.00    $10.64    $10.00    $10.72   $10.00
Accumulation Unit value
 (end of period)......................   $12.09   $10.87    $14.45     $11.59    $11.52    $10.64    $11.20   $10.72
Number of units outstanding
 (in 000s) (end of period)............      547       49       450         19       420        43       187       12


                                        MFS(R) INVESTORS    MFS(R) RESEARCH
                                         TRUST SERIES--        SERIES--
                                          SERVICE CLASS      SERVICE CLASS
                                        -----------------   ---------------
                                         2004      2003      2004     2003
                                        -------   -------   ------   ------
Accumulation Unit value
 (beginning of period)................  $10.61    $10.00    $10.61   $10.00
Accumulation Unit value
 (end of period)......................  $11.79    $10.61    $12.27   $10.61
Number of units outstanding
 (in 000s) (end of period)............      49         2        52        3


                                     MFS(R) UTILITIES    NEUBERGER BERMAN    T. ROWE PRICE        VAN ECK        VAN KAMPEN UIF
                                     SERIES-- SERVICE      AMT MID CAP       EQUITY INCOME    WORLDWIDE HARD    EMERGING MARKETS
                                           CLASS         GROWTH-- CLASS S    PORTFOLIO-II         ASSETS        EQUITY-- CLASS II
                                     -----------------   ----------------   ---------------   ---------------   -----------------
                                          2004(B)            2004(B)         2004     2003     2004     2003     2004      2003
                                     -----------------   ----------------   ------   ------   ------   ------   -------   -------
Accumulation Unit value
 (beginning of period)............        $10.00              $10.00        $11.24   $10.00   $11.38   $10.00   $11.77    $10.00
Accumulation Unit value
 (end of period)..................        $13.14              $11.84        $12.88   $11.24   $14.11   $11.38   $14.48    $11.77
Number of units outstanding
 (in 000s) (end of period)........           163                  44           814       61      162        9      173        11

                                        VICTORY VIF
                                    DIVERSIFIED STOCK--
                                       CLASS A SHARES
                                    --------------------
                                          2004(B)
                                    --------------------
Accumulation Unit value
 (beginning of period)............         $10.00
Accumulation Unit value
 (end of period)..................         $11.17
Number of units outstanding
 (in 000s) (end of period)........             72



     (b) For the period May 1, 2004 (commencement of operations) through December 31, 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $65.8 billion at the end of 2004. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.


     THE SEPARATE ACCOUNT

     The Separate Account was established on June 10, 2003, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.


     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the DCA Account and any other separate account of NYLIAC.



     The Separate Account currently has 40 Investment Divisions that are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS


     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.


     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.



     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise by provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



-------------------------------------------------------------------------------------------------------------------------
               FUND                         INVESTMENT ADVISOR                         ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Balanced;
                                    Management LLC                      MainStay VP Bond;
                                    Subadviser: MacKay Shields LLC      MainStay VP Capital Appreciation;
                                    ("MacKay")                          MainStay VP Cash Management;
                                                                        MainStay VP Common Stock;
                                                                        MainStay VP Convertible;
                                                                        MainStay VP Floating Rate;
                                                                        MainStay VP Government;
                                                                        MainStay VP High Yield Corporate Bond;
                                                                        MainStay VP International Equity;
                                                                        MainStay VP Mid Cap Core;
                                                                        MainStay VP Mid Cap Growth;
                                                                        MainStay VP Mid Cap Value;
                                                                        MainStay VP S&P 500 Index;
                                                                        MainStay VP Small Cap Growth;
                                                                        MainStay VP Total Return;
                                                                        MainStay VP Value

                                    Subadviser: American Century        MainStay VP Income & Growth
                                    Investment Management, Inc.

                                    Subadviser: The Dreyfus             MainStay VP Basic Value
                                    Corporation

                                    Subadviser: Eagle Asset             MainStay VP Growth
                                    Management, Inc.

                                    Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                    LLC

-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization

-------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.       Calvert Asset Management Advisor    Calvert Social Balanced
                                    Inc.
                                    Subadviser: New Amsterdam partners
                                    LLC SSgA Funds Management, Inc.

-------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust   Columbia Management Advisors Inc.   Colonial Small Cap Value Fund, Variable Series

-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios       The Dreyfus Corporation             Dreyfus IP Technology Growth

-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity(R) VIP Contrafund(R)
Products Fund                       Company
                                    Subadviser: Fidelity Management &
                                    Research (U.K.) Inc. ("FMRUK"),
                                    Fidelity Management & Research
                                    (Far East) Inc. ("FMRFE"),
                                    Fidelity Investments Japan Limited
                                    ("FIJL"), FMR Co., Inc. ("FMRC")

                                    Subadviser: FMRC                    Fidelity(R) VIP Equity-Income

                                    Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                    FMRC

-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
             FUND                      INVESTMENT ADVISOR                        ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC     Janus Aspen Series Balanced;
                                                                  Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust  MFS(R) Investment Management     MFS(R) Investors Trust Series;
                                                                  MFS(R) Research Series;
                                                                  MFS(R) Utilities Series
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management      Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Inc.
                                 Subadviser: Neuberger Berman,
                                 LLC
-------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund           Royce & Associates, LLC          Royce Micro-Cap Portfolio
                                                                  Royce Small-Cap Portfolio
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.   T. Rowe Price Equity Income Portfolio
Inc.
-------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment        Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation   Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management,      Victory VIF Diversified Stock
Funds                            Inc.
-------------------------------------------------------------------------------------------------------------------



     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.



     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.



     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.



     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.


     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                THE POLICIES(1)

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.


     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DCA Advantage Plan Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.



     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.



     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. The policyowner may do so by using Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.



     Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the LifeStages(R) Elite Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees, and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.


---------------


(1) This section is modified as indicated in Appendix I of this Prospectus.

     The following chart outlines some of the different features for each LifeStages(R) variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


----------------------------------------------------------------------------------------------------------------------------
                        LIFESTAGES(R) ELITE   LIFESTAGES(R) PREMIUM PLUS  LIFESTAGES(R) ESSENTIALS   LIFESTAGES(R) PREMIUM
                         VARIABLE ANNUITY       ELITE VARIABLE ANNUITY        VARIABLE ANNUITY      PLUS II VARIABLE ANNUITY
----------------------------------------------------------------------------------------------------------------------------
Surrender Charge       8 Years (8%, 8%, 8%,   10 Years (8%, 8%, 8%, 7%,   7 Years (7%, 7%, 7%, 6%,  8 Years (8%, 8%, 8%, 7%,
Period                    7%, 6%, 5%, 4%,       6%, 5%, 4%, 3%, 3%,       6%, 5%, 4% -- based on    6%, 5%, 4%, 3% -- based
                        3% -- based on each     3% -- based on each        each premium payment     on each premium payment
                          premium payment     premium payment date)*              date)                     date)*
                              date)*
----------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan     Yes (6 month account)   Yes (6 month account)       Yes (6, 12, 18 month     Yes (6 month account)
                                                                                accounts)
----------------------------------------------------------------------------------------------------------------------------
Interest Sweep                  Yes                     Yes                        Yes                       Yes
----------------------------------------------------------------------------------------------------------------------------
Premium Credit                  No                      Yes                         No                       Yes
----------------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                     Yes                        Yes                       Yes
                             One-Year                One-Year                   - One-Year                 One-Year
                                                                               - Three-Year
----------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit          Optional                Optional             Annual reset to age 80    Annual reset to age 80
Guarantee               Annual reset to age   Annual reset to age 80
                                80
----------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit   Ages 65 or             Ages 65 or                           N/A                       N/A
Reset Charge           younger:      0.30%    younger:      0.30%
                       Ages 66 to 75: 0.35%   Ages 66 to 75: 0.35%
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.70%                  1.90%                       1.45%                     1.75%
Risk and               Based on Adjusted      Based on Adjusted Premium   Based on assets of the    Based on assets of the
Administration Costs   Premium Payments.      Payments.                   Separate Account.         Separate Account.
Charge                 Charge is not          Charge is not reflected in  Charge is reflected in    Charge is reflected in
                       reflected in the       the Accumulation Unit       the Accumulation Unit     the Accumulation Unit
                       Accumulation Unit      Value                       Value                     Value
                       Value
----------------------------------------------------------------------------------------------------------------------------
Annual Policy Service           $30                     $30                        $30                       $30
Charge
----------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $100,000                $100,000                    $50,000                   $100,000
Required to Waive
Annual Policy Service
Charge
----------------------------------------------------------------------------------------------------------------------------

---------------------  ----------------------------------------------------------------------
                       LIFESTAGES(R) SELECT    LIFESTAGES(R) FLEXIBLE   LIFESTAGES(R) ACCESS
                         VARIABLE ANNUITY     PREMIUM VARIABLE ANNUITY    VARIABLE ANNUITY
---------------------  ----------------------------------------------------------------------
Surrender Charge         3 Years (8%, 8%,     9 Years (7%, 7%, 7%, 6%,          None
Period                  7% -- based on each       5%, 4%, 3%, 2%,
                       premium payment date)   1% -- based on policy
                                                       date)
-------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan      Yes (6 and 12 month             No                       No
                             accounts)
----------------------------------------------------------------------------------------------------------------------------
Interest Sweep                  Yes                     Yes                      No
----------------------------------------------------------------------------------------------------------------------------
Premium Credit                  No                      No                       No
----------------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                     Yes                      Yes
                             One-Year                One-Year                 One-Year
----------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit     Annual reset to age   3 year reset to age 85       Annual reset to
Guarantee                       80                                             age 80
----------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit            N/A                     N/A                      N/A
Reset Charge
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.85%                  1.40%                     1.55%
Risk and               Based on assets of     Based on assets of the    Based on assets of
Administration Costs   the Separate Account.  Separate Account.         the Separate Account.
Charge                 Charge is reflected    Charge is reflected in    Charge is reflected
                       in the Accumulation    the Accumulation Unit     in the Accumulation
                       Unit Value             Value                     Unit Value
----------------------------------------------------------------------------------------------------------------------------
Annual Policy Service           $50                     $30                     $40*
Charge
----------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $100,000                 $20,000                  $50,000
Required to Waive
Annual Policy Service
Charge
----------------------------------------------------------------------------------------------------------------------------



     All policies and features may not be available in all jurisdictions.


 *  May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.


     (1) Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions; or


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs and SEPs.

     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering a Qualified Policy, or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They may include:


     (1) a death benefit that is payable should you die while the policy is in force, which is guaranteed to be at least the amount of your premium payments, less any partial withdrawals, policy service charges, mortality and expense risk and administrative costs charges and rider charges;

     (2) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;


     (3) the option to receive (without surrender charges), a guaranteed amount of monthly income for life after the first Policy Year;


     (4) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

     (5) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole primary Beneficiary;

     (6) a Fixed Account option which offers a guaranteed fixed interest rate;
         and

     (7) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Account to the Investment Divisions under the policy.


     (8) an optional Investment Protection Plan Rider, which allows you to surrender the policy and receive an amount equal to the greater of the policy's Accumulation Value or the amount guaranteed under the rider; and



     (9) an optional Annual Death Benefit Reset Rider, Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance Rider which may allow you to increase your death benefit by an amount based on the gain in the policy.


     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application. The application is sent to NYLIAC's Cleveland or Dallas service center with your initial premium payment. If the application is complete and accurate and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt at the service center. If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policyowner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Code. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.



     We will allocate the initial premium payment to the Fixed Account or DCA Advantage Account and Investment Divisions you have chosen immediately. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 15. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.



     You may allocate premium payments in up to 40 Investment Divisions, the Fixed Account and the DCA Advantage Account. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages), allocated to each Investment Division at the time a premium payment is made.



     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies each or such lower amount as We may permit at any time or by any other method NYLIAC makes available. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 85. The current available methods of payment are direct payments to NYLIAC and any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law. If you select the DCA Advantage Account, the minimum amount that must be allocated is $5,000



     In the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington, NYLIAC is offering a single premium version of the LifeStages(R) Elite Variable Annuity policies ("policies"). Please be aware that the product may not be approved for sale in all of these jurisdictions at the current time. Please check with your Registered Representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies. The maximum aggregate amount of the premium payment We will accept is $1,500,000, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.


     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS


     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.


     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You may cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth this provision in your Policy.


     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 80 in New York). We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 85, 0-85 for Inherited IRAs (age 80 in New York and Pennsylvania). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.


     TRANSFERS


     You may transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions (see "The DCA Advantage Account"). You may also transfer interest earned on monies in the Fixed Account into the Investment Divisions. This may be done periodically by electing the Interest Sweep option described in this Prospectus. No other transfers from the Fixed Account are allowed. You may not make transfers into the DCA Advantage Plan Account or the Fixed Account. Except in connection with transfers made pursuant to the Dollar Cost Averaging and Automatic Asset Reallocation options, the minimum that you may transfer from one Investment Division to other Investment Divisions is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division, except for transfers made under the Interest Sweep option.


     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan options will not count as a transfer toward the 12 transfer limit. You can only transfer interest earned from the Fixed Account to the Investment Divisions.

     You can request a transfer in four ways:


     - submit your request in writing on a form We approve to the Variable Products Service Center at the addresses listed in Question 15 of this Prospectus (or any other address We indicate to you in writing);


     - use the Interactive Voice Response System at 800-598-2019;


     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or


     - make your request through the Virtual Service Center.


     Your transfer requests must be in writing on a form approved by NYLIAC, through Our Virtual Service Center, or by telephone in accordance with established procedures. (See "Virtual Service Center and Interactive Voice Response System.")



     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.



     LIMITS ON TRANSFERS



     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.



     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:



     - reject a transfer request from you or from any person acting on your behalf



     - restrict the method of making a transfer



     - charge you for any redemption fee imposed by an underlying Fund



     - limit the dollar amount, frequency or number of transfers.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.



     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.



     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.



     We apply Our limits on transfers procedures to all owners of this policy without exception.



     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.



     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.



     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.



     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.



     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.



       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen.

     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying Fund portfolios.



     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:



          (1) an adverse effect on portfolio management, such as:



               a) impeding a portfolio manager's ability to sustain an investment objective;



               b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or



               c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.



          (2) increased administrative and Fund brokerage expenses.



          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").


VIRTUAL SERVICE CENTER ("VSC") AND INTERACTIVE VOICE RESPONSE ("IVR") SYSTEM


     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies. We may revoke VSC and IVR privileges for certain policyowners (see "Transfer Limits").



     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on Our corporate website, www.newyorklife.com, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.



     As described herein We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions We take based on instructions received through IVR or VSC which We believe are genuine. We will confirm all transactions in writing.


     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.

     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.

     VSC

     The VSC is available Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:


        - e-mail your Registered Representative or the VPSC;



        - obtain current policy values;



        - transfer assets between investment options;



        - change the allocation of future premium payments;



        - reset your PIN;

        - change your address; and



        - obtain service forms.


     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:


        - obtain current policy values;



        - transfer assets between investment options;



        - change the allocation of future premium payments; and



        - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).



     You can authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a Telephone Request Form. A Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth), before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.



     Facsimile requests are not acceptable and will not be honored at any time. Additionally, We will not accept emails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.


     DOLLAR COST AVERAGING PROGRAMS


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month Account. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under Our Dollar Cost Averaging programs as part of your 12 free transfers each policy year.



     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock--Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:



 ------------------------------------------------------------------
             AMOUNT           ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE           PURCHASED
 ------------------------------------------------------------------
 1             $100              $10.00                10.00
 ------------------------------------------------------------------
 2             $100              $ 8.00                12.50
 ------------------------------------------------------------------
 3             $100              $12.50                 8.00
 ------------------------------------------------------------------
 4             $100              $ 7.50                13.33
 ------------------------------------------------------------------
  Total        $400              $38.00                43.83
 ------------------------------------------------------------------

The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging


     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions. You specify the Investment Divisions to transfer money from, the Investment Divisions to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. You may not make transfers into or out of the Fixed Account under this option.



     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process a transfer under Our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing no later than five Business Days prior to the date the transfers are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.



     You may cancel the traditional Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     This feature is available to you at no additional cost.

     (b) The DCA Advantage Account


     This feature permits you to set up automatic Dollar Cost Averaging using the 6-month DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Account in addition to the traditional Dollar Cost Averaging, Interest Sweep or Automatic Asset Reallocation options.



     You must allocate a MINIMUM OF $5,000 to the DCA Advantage Account. If you send less than the $5,000 minimum to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Account are to be made. You may not make transfers from the DCA Advantage Account into the Fixed Account. You may not select the DCA Advantage Account option if its duration would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Account will be transferred to the Investment Divisions in 6 monthly transfers. Dollar Cost Averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer.


     You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment We receive for the DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 6-month DCA Advantage Account under which the 6-month term will end on December 31, 2005 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, 2005, We will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions by December 31, 2005 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Account, after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on that day.



     You can make partial withdrawals and transfers (in addition to the automatic transfers described above), from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.


     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE ACCOUNT FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible--Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity--Service Class Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). We will not process an Automatic Asset Reallocation transfer unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this Prospectus. We must receive this request at least five business days before the date the transfers are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option.



     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.


     This feature is available to you at no additional cost.

INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). We will not process an Interest Sweep transfer unless We receive a written request at the Variable Products Service Center at the address listed in Question 15 of this Prospectus. In order to process an Interest Sweep transfer, NYLIAC must receive a request in writing at least five Business Days prior to the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day (if the day you have specified is not a Business Day).



     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.



     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.


     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment to one or more Investment Divisions, the Fixed Account or the DCA Advantage Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). We will allocate the initial premium payment immediately to the Investment Divisions, Fixed Account and DCA Advantage Account you have selected.



     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. See "The Fixed Account" for a description of interest crediting.


     (b) Valuation of Accumulation Units


     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.


     RIDERS


     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, Roth IRA and Inherited IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan ("IPP"), Annual Death Benefit Reset ("ADBR") and Enhanced Beneficiary Benefit ("EBB") riders described below, each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected), and a Upromise Account Rider, each of which is available at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your Registered Representative regarding the availability of these riders in your state.


     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social

Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.


     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA, Roth IRA and Inherited IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.


     (c) Investment Protection Plan Rider (optional)


     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--OTHER CHARGES--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.


     The amount that is guaranteed under the rider will depend on when you select or reset it:


           (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.



           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals thereafter. The rider will take effect on the next Policy Anniversary following the date the Variable Products Service Center receives your application for the rider.



          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges-- Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")


     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.


     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of: (1) the effective date of the rider, or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.



     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us or to the Registered Representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation will be effective on the date We receive your request.



     This Rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policyowner is age 65 and younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.


     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.


     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:


          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and


          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.



     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.


        Proportional withdrawal = ($20,000/$80,000)X $100,000 = $25,000


     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.


     (d) Enhanced Beneficiary Benefit Rider (optional)


     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die(s) prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.



     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")



     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

AGE OF OLDEST OWNER                                                 RANGE OF
OR ANNUITANT                                                 APPLICABLE PERCENTAGES
-------------------                                          ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the adjusted premium payments. Adjusted premium payments are the total of all premium payments less proportional withdrawals. Proportional withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all adjusted premium payments immediately preceding the withdrawal.


     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.



     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.



     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "THE POLICIES--Riders--Enhanced Spousal Continuance Rider."), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.



     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:



     1. The rider is selected at the time of application;


     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);


     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

        Third, the Gain is calculated (Accumulation Value -- Adjusted Premium
                                   Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)


     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance ("ESC") Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities.



     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).



     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.



     Upon exercising the ESC Rider and continuing the policy, the EBB rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.


     (f) Upromise Account Rider (Optional, no additional cost)


     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.



     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise (or a successor organization) ceases operation before the one-time amount of $40 is deposited into your Upromise Account. There is no additional cost for this rider.


     (g) Annual Death Benefit Reset (ADBR) Rider (Optional)


     YOU MAY ENHANCE YOUR POLICY'S STANDARD DEATH BENEFIT BY PURCHASING THE OPTIONAL ADBR RIDER. If you select this Rider and you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. The amount will be the greatest of:



          (a) the Accumulation Value, less any Mortality and Expense Risk and Administrative Costs Charge or pro-rata portion thereof;



          (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals less any rider charges applied since the Policy Date; or



          (c) the "Reset Value" plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," less any rider charges applied since the prior Reset Anniversary date.



     We recalculate the Reset Value, with respect to any policy, every year from the Policy Date ("Reset Anniversary"), until you or the Annuitant reaches age
80. On the First Policy Anniversary, We calculate the Reset Value by comparing
(a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any fees and charges applied since the Policy Date. The Reset Value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the Reset Value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any additional fees and charges since the last Reset Anniversary date. The greater of the compared values will be the new Reset Value.



     A proportional withdrawal is an amount equal to the amount withdrawn from the policy (including any amount withdrawn surrender charges), divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the Reset Value immediately preceding the withdrawal.



     We have set forth below an example of how the ADBR Rider is calculated for an owner who is age 63. The current annual Rider Charge is 0.30% of the Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, We have assumed the following:



          (1) you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made),



          (2) the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Reset Value),



          (3) the current Accumulation Value is $240,000,



          (4) you make a partial withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable),



          (5) you (or the Annuitant if you are not the Annuitant) die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal,



          (6) the Accumulation Value on the date We receive the necessary requirements to pay the death benefit is $225,000 ($240,000 - $15,000),



          (7) the charge for the ADBR Rider is assessed: 0.30% annually (0.075% per quarter).


          (8) the Death Benefit is the greatest of:

             a) the Accumulation Value

                $225,000



             b) the sum of all premium payments made, less partial withdrawals and surrender charges on those partial withdrawals less any additional fees and charges that may have been assessed since the Policy Date


                $200,000 - $15,000 - ($200,000 X 0.30%) - ($250,000 X 0.075%)


                $200,000 - $15,000 - $600 - $187.50


                 = $184,212.50

             c) the "Reset Value" which is the greatest of:


               1. the Accumulation Value

                  $225,000



               2. the prior Reset Value as of the last Reset Anniversary, less any proportional withdrawals, surrender charges on those withdrawals, less any additional fees and charges that may have been assessed since the prior Reset Anniversary
                  = $250,000 - (($15,000/$240,000) X $250,000) - ($250,000 X
                      0.075%)
                  = $250,000 - $15,625 - $187.50
                  = $234,187.50



In this example, your Beneficiary would receive $234,187.50.


     The ADBR Rider ends upon the earliest of the following:

          1) the Annuity Commencement Date, or

          2) the date you surrender the policy.

     Notwithstanding the foregoing, the Rider will not end and all of the Rider's provisions and quarterly charges will continue to be deducted as if the new owner had purchased the policy on the original Policy Date, upon the following:

          1) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, or

          2) if the Annuitant is your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death.


     THE ADBR RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR CONTRACT.



     POLICYOWNER INQUIRIES



     Your inquiries should be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ELITE VARIABLE ANNUITY--Question 15.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.


     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYLIAC?"). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES(1)


     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.



     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Fixed Account, the Investment Divisions and/or the DCA Advantage Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Investment Division and/or the DCA Advantage Account is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Investment Division and/or the DCA Advantage Account.



     The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 8% of the amount withdrawn or surrendered. This charge then declines to 7% in the fourth Payment Year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh Payment Year, 3% in the eighth Payment Year, after which no charge is made, as shown in the following chart:


     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  CHARGE
------------                                                  ------
1...........................................................    8%
2...........................................................    8%
3...........................................................    8%
4...........................................................    7%
5...........................................................    6%
6...........................................................    5%
7...........................................................    4%
8...........................................................    3%
9+..........................................................    0%

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:


     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greatest of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal less any prior surrender charge free partial withdrawals made during the current Policy Year, or (ii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior surrender charge free partial withdrawals made during the current Policy Year, or (iii) the Accumulation Value less accumulated premium payments.


     (b) if NYLIAC cancels the policy;


     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;


     (d) on amounts placed under the Life Income Payment Option after the first Policy Year;


     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);


---------------
(1) This section is modified as indicated in Appendix I of this Prospectus.

     (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and


     (g) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.


MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE


     Prior to the Annuity Commencement Date, We deduct the Mortality and Expense Risk and Administrative Costs Charge against your policy. We deduct this charge at the end of each policy quarter by reducing the number of Accumulation Units in the Investment Divisions you have selected. On an annual basis, the charge equals 1.70% (0.425% quarterly), of the Adjusted Premium Payments. When you make additional premium payments during a policy quarter, the charge is calculated on a pro-rata basis. Also, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon the payment of any death benefit proceeds.



     We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that the surrender charges do not adequately cover sales expenses.



     This policy differs from other variable annuities in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments rather than as a percentage of separate account assets. This means that the dollar amount of this Charge will be unaffected by fluctuations in market performance. Generally in a rising market, the structure of this Charge will benefit the policyowner because the charge, when measured as a percentage of separate account assets, will be reduced. On the other hand, in a flat or declining market, this structure will result in an increase in the charge when measured as a percentage of separate account assets.



     Another difference is that the Mortality and Expense Risk and Administrative Costs Charge is deducted by reducing the number of Accumulation Units held in your Policy, rather than by reducing the value of those Accumulation Units.



     In a rising market, since each Accumulation Unit will have a relatively greater value, fewer Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. In a declining market, since each Accumulation Unit will have a relatively lower value, more Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. The value of your policy will depend on the number of Accumulation Units you own and the value of those units.

CALCULATING THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE

     Below are examples of how the Mortality and Expense Risk and Administrative Costs Charge will be calculated and deducted. The examples are purely hypothetical and are for illustrative purposes only.

     The examples assume an Adjusted Premium Payment of $10,000 on September 1st with the Mortality and Expense Risk and Administrative Costs Charge being deducted at the end of the policy quarter.

     Examples 1 and 2 show how the dollar amount of the Mortality and Expense Risk and Administrative Costs Charge will remain stable regardless of fluctuations in the policy's Accumulation Value.

EXAMPLE 1
     Adjusted Premium Payments on September 1st                                      $10,000

     Variable Accumulation Value on December 1st                                     $12,000
       (end of the first policy quarter)

     Mortality and Expense Risk and Administrative                 $42.50 ($10,000 X 0.425%)
       Costs Charge deducted on December 1st

     We will deduct $42.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.

EXAMPLE 2
     Adjusted Premium Payments on September 1st                                      $10,000

     Variable Accumulation Value on December 1st                                      $7,500
       (end of the first Policy quarter)

     Mortality and Expense Risk and Administrative                 $42.50 ($10,000 X 0.425%)
       Costs Charge deducted on December 1st

     We will deduct $42.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.


     Example 3 shows how We calculate the charge based on the total Adjusted Premium Payments allocated to the Investment Divisions and/or the DCA Advantage Account.

EXAMPLE 3
     Adjusted Premium Payments on September 1st                                       $10,000

     Adjusted Premium Payments on September 15th                                       $7,500

     Total Adjusted Premium Payments as of December 1st (end                          $17,500
      of the first policy quarter)

     Variable Accumulation Value on December 1st                                      $22,000
       (end of the first Policy quarter)

     Mortality and Expense Risk and Administrative                  $69.47 ($10,000 X 14/91 X
       Costs Charge deducted on December 1st                       0.425% + $17,500 X 77/91 X
                                                                                      0.425%)

     We will deduct $69.49 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.

     Example 4 shows how a Partial Withdrawal in excess of the free withdrawal amount can reduce the Adjusted Premium Payments under the policy for the purposes of calculating the Mortality and Expense Risk and Administrative Costs Charge.


EXAMPLE 4
     Adjusted Premium Payments on September 1st                                        $10,000
     Variable Accumulation Value on October 15th                                       $12,500
     Gain in the Policy                                                                 $2,500
     Partial Withdrawal on October 15th                                                 $3,500
     Surrender Charge Deducted From Partial Withdrawal
      Amount                                                                 $80 ($1,000 X 8%)
     Amount Sent to Policyowner                                                         $3,420
     Remaining Adjusted Premium Payments                                                $9,000
     Variable Accumulation Value on December 1st (end of the
      first policy quarter)                                                             $9,500
     Mortality and Expense Risk and Administrative Costs
      Charge deducted on December 1st (end of first policy    $40.30 ($10,000 X 44/91 X 0.425%
      quarter in which there are 91 days)                           + $9,000 X 47/91 X 0.425%)
     Variable Accumulation Value on March 1st (end of the
      second policy quarter)                                                           $11,000
     Mortality & Expense Risk and Administrative Costs
      Charge deducted on March 1st (end of second policy
      quarter)                                                        $38.25 ($9,000 X 0.425%)



     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.


                                 OTHER CHARGES

     (a) Policy Service Charge


     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. This charge of $30 is imposed at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Investment Division, the DCA Advantage Account, and Fixed Account, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.


     (b) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (c) Investment Protection Plan Rider Charge (optional)


     If you select the Investment Protection Plan Rider (in states where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct the charge from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value.



     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this Rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (d) Rider Risk Charge Adjustment (optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.



     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (e) Enhanced Beneficiary Benefit Rider Charge (optional)


     If you select the EBB Rider, We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value.



     The maximum annual charge is 1% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging. This charge will not change once your policy is issued.


     (f) Annual Death Benefit Reset (ADBR) Rider Charge (optional)


     If you select the ADBR Rider, We will deduct a charge each policy quarter that the rider is in effect based on the amount that is guaranteed as of the last Reset Anniversary. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value of the applicable quarter and will not reduce your adjusted premium payments. This charge will continue to be deducted while the contract remains in-force.



     The charge for the ADBR rider is based upon the issue age of you or the annuitant, whoever is older and will not change once your policy is issued. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, or the initial premium payment in the first policy year. You should check with your Registered Representative to determine the percentage We are currently charging. As of the date of this prospectus, the charges are as follows:


AGE OF OLDEST
OWNER OR ANNUITANT                                                 ANNUAL CHARGE
------------------                                                 -------------
65 or younger..............................................  0.30% (.0750% per quarter)
66 to 75 inclusive.........................................  0.35% (.0875% per quarter)

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements.

Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS


     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.



     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.



     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.


     TAXES


     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.



     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.


     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to NYLIAC. Facsimile transmissions are not acceptable and will not be honored at any time. These forms must be mailed to Us at the address given in Question 15. The amount available for withdrawal is the Accumulation Value on the Business Day during which We receive the request, less any surrender charges, taxes which We may deduct, Mortality and Expense Risk and Administrative Costs Charge, and policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.


     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     (a) Surrenders


     We may deduct a surrender charge and any state premium tax, if applicable, the Mortality and Expense Risk and Administrative Costs Charge, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     (b) Partial Withdrawals


     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Investment Divisions, the Fixed Account and the DCA Advantage Account in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Investment Divisions and the DCA Advantage Account, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")



     If the requested partial withdrawal is greater than the value in any of the Investment Divisions, the Fixed Account and the DCA Advantage Account from which the partial withdrawal is being made, We will pay the entire value of that Investment Division, the Fixed Account and the DCA Advantage Account, less any surrender charge that may apply, to you.


     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). We will not process a Periodic Partial Withdrawal unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division, and the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Account.



     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on premiums allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.


     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs and SEP-IRA policies, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.



     OUR RIGHT TO CANCEL



     If the Accumulation Value of your policy is less than $2,000, or is insufficient to cover the annual policy service charge, the Mortality and Expense Risk and Administrative Costs Charge and optional rider charges We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.



     In the states where NYLIAC offers a single premium version of the LifeStages(R) Elite Variable Annuity policies, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.


     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT


     If you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:



     (a) the Accumulation Value less any Mortality and Expense Risk and Administrative Costs Charge or pro-rata portion thereof, or



     (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals less any rider charges applied since the Policy Date.



     The Beneficiary may receive the amount payable in a lump sum or under any life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.



     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:



          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or



          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)



     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options


     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment We agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an Option without the guarantee. NYLIAC does not currently offer variable Income Payment options.



     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship


     We may require satisfactory proof of survival, from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.


     DELAY OF PAYMENTS


     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law), in connection with a request.


     Situations where payment may be delayed:

     1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

      (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

      (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or


      (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


     2. We may delay payment of any amount due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.



     3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.


     DESIGNATION OF BENEFICIARY


     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.



     RESTRICTIONS UNDER CODE SECTION 403(B)(11)



     With respect to TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.


     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT


     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation was made.

     (b) Transfers to the Investment Divisions


     You may transfer interest earned on monies allocated from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures or through Our Virtual Service Center. All written requests for service must be mailed to the address listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed. YOU MAY NOT MAKE TRANSFERS INTO THE FIXED ACCOUNT.


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments in the same order in which you allocated such payments to the Fixed Account during the life of the policy).

                           THE DCA ADVANTAGE ACCOUNT

     Like the Fixed Account, the DCA Advantage Account is also supported by the assets in NYLIAC's general account. The DCA Advantage Account is not registered under the federal securities laws. The information contained in the first paragraph under "THE FIXED ACCOUNT" equally applies to the DCA Advantage Account.


     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to the DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Account may be different from the rate applied to prior premium payments made into the DCA Advantage Account.



     The annual effective rate that We declare is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate.


                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.


     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.



     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.



     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.



     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.


     QUALIFIED POLICIES


     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.



          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.



          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.


          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.



          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS



     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.



     The policies are sold by Registered Representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.



     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.



     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for LifeStages(R) Elite Variable Annuity policies during the fiscal years ended December 31, 2004 and 2003 were $7,621,619 and $1,286,136, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.



     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.



     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.


                                 VOTING RIGHTS


     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.


     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY
     CORPORATION............................................    3
  TAX STATUS OF THE POLICIES................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1


  How to obtain a LifeStages(R) Elite Variable Annuity Statement of Additional
                                  Information.

               Call (800) 598-2019 or send this request form to:

                          NYLIAC Variable Products Service Center
                          Madison Square Station
                          P.O. Box 922
                          New York, NY 10159

--------------------------------------------------------------------------------

        Please send me a LifeStages(R) Elite Variable Annuity Statement of Additional Information dated May 1, 2005:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                                   APPENDIX 1


                          PROSPECTUS DATED MAY 1, 2005



     NYLIAC offers an individual single premium version of the LifeStages(R) Elite Variable Annuity in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, South Carolina, Utah and Washington. This Appendix modifies the May 1, 2005 Prospectus for the policies to describe the single premium version of the policies.


     All capitalized terms have the same meaning as those in the Prospectus.

     The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:

          1) You can only make one premium payment;

          2) There is a different surrender charge schedule; and


          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.


     Accordingly, for the single premium policies, the Prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY


     When reading this Appendix together with the Prospectus, keep in mind that only one premium payment is permitted under the single premium policies. Exceptions to this rule apply only in cases where part of your initial premium is funded from another source, such as a 1035 exchange, rollover or transfer from an institution. In such cases, We may receive parts of your initial premium on different Business Days.


     Accordingly, except in the circumstances described above, all references throughout the Prospectus to premium payments in the plural should be read to mean singular. Further, references to allocations of premium payments should be read to mean an allocation of the premium or any portion thereof. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.


     Replace all references to "Payment Year" throughout the Prospectus with "Policy Year," and delete the definition of Payment Year in the "Definitions" section of the Prospectus.


II. SURRENDER CHARGE

Under the single premium policies, the surrender charge is as follows:

                           POLICY                             SURRENDER
                            YEAR                               CHARGE
                           ------                             ---------
 1..........................................................     8%
 2..........................................................     8%
 3..........................................................     7%
 4..........................................................     6%
 5..........................................................     5%
 6..........................................................     4%
 7..........................................................     3%
 8..........................................................     2%
 9+.........................................................     0%

     Therefore, all references in the Prospectus to the Surrender Charge, such as in the "TABLE OF FEES AND EXPENSES", under Question 4: "What charges are assessed against the policy?" and under "Selecting the Variable Annuity That's Right for You", are modified accordingly. Please remember that this Appendix lowers only the surrender charge for the single premium version of the policies. All other fees and charges described in the Prospectus remain unchanged.

     Also, as a result of the lower Surrender Charge under the single premium policies, the "Expenses if you surrendered your policy" in the Examples beginning on Page 6 is modified as follows:


     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:



                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..............  $1,030.40   $1,574.71   $2,037.97   $3,244.06
with IPP Rider..................  $1,073.04   $1,701.65   $2,249.95   $3,670.41
with EBB Rider..................  $1,058.83   $1,659.47   $2,179.73   $3,530.41
with ADBR Rider.................  $1,063.57   $1,673.54   $2,203.18   $3,577.32
with IPP & EBB Riders...........  $1,101.47   $1,786.39   $2,391.69   $3,956.77
with IPP & ADBR Riders..........  $1,106.21   $1,800.47   $2,415.15   $4,003.67
with EBB & ADBR Riders..........  $1,092.00   $1,758.29   $2,344.94   $3,863.69
with All Riders.................  $1,134.64   $1,885.21   $2,556.89   $4,290.03
-------------------------------------------------------------------------------
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders..............  $1,039.90   $1,603.10   $2,085.56   $3,340.74
with IPP Rider..................  $1,082.51   $1,729.64   $2,296.42   $3,762.44
with EBB Rider..................  $1,068.31   $1,687.60   $2,226.58   $3,623.98
with ADBR Rider.................  $1,073.04   $1,701.63   $2,249.91   $3,670.35
with IPP & EBB Riders...........  $1,110.91   $1,814.13   $2,437.44   $4,045.66
with IPP & ADBR Riders..........  $1,115.64   $1,828.16   $2,460.77   $4,092.06
with EBB & ADBR Riders..........  $1,101.44   $1,786.12   $2,390.93   $3,953.60
with All Riders.................  $1,144.04   $1,912.65   $2,601.78   $4,375.29
-------------------------------------------------------------------------------
MAINSTAY VP BOND--SERVICE CLASS
without and Riders..............  $  999.98   $1,483.46   $1,884.31   $2,928.08
with IPP Rider..................  $1,042.77   $1,611.65   $2,099.86   $3,369.68
with EBB Rider..................  $1,028.51   $1,569.05   $2,028.46   $3,224.66
with ADBR Rider.................  $1,033.26   $1,583.26   $2,052.32   $3,273.25
with IPP & EBB Riders...........  $1,071.29   $1,697.23   $2,244.00   $3,666.26
with IPP & ADBR Riders..........  $1,076.04   $1,711.45   $2,267.85   $3,714.84
with EBB & ADBR Riders..........  $1,061.78   $1,668.86   $2,196.48   $3,569.86
with All Riders.................  $1,104.56   $1,797.03   $2,412.00   $4,011.42
-------------------------------------------------------------------------------
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..............  $1,010.43   $1,514.89   $1,937.37   $3,037.83
with IPP Rider..................  $1,053.17   $1,642.64   $2,151.67   $3,474.13
with EBB Rider..................  $1,038.92   $1,600.19   $2,080.69   $3,330.87
with ADBR Rider.................  $1,043.67   $1,614.35   $2,104.39   $3,378.86
with IPP & EBB Riders...........  $1,081.66   $1,727.94   $2,294.99   $3,767.17
with IPP & ADBR Riders..........  $1,086.41   $1,742.11   $2,318.72   $3,815.17
with EBB & ADBR Riders..........  $1,072.16   $1,699.66   $2,247.73   $3,671.91
with All Riders.................  $1,114.90   $1,827.41   $2,462.04   $4,108.21
-------------------------------------------------------------------------------
MAINSTAY VP CASH MANAGEMENT
without any Riders..............  $  977.17   $1,414.62   $1,767.70   $2,684.41
with IPP Rider..................  $1,020.06   $1,543.75   $1,985.95   $3,137.74
with EBB Rider..................  $1,005.76   $1,500.85   $1,913.67   $2,988.88
with ADBR Rider.................  $1,010.53   $1,515.16   $1,937.81   $3,038.76
with IPP & EBB Riders...........  $1,048.65   $1,629.97   $2,131.92   $3,442.21
with IPP & ADBR Riders..........  $1,053.41   $1,644.30   $2,156.08   $3,492.08
with EBB & ADBR Riders..........  $1,039.12   $1,601.38   $2,083.78   $3,343.22
with All Riders.................  $1,082.00   $1,730.52   $2,302.04   $3,796.54
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..............  $  999.03   $1,480.59   $1,879.46   $2,918.03
with IPP Rider..................  $1,041.82   $1,608.82   $2,095.13   $3,360.12
with EBB Rider..................  $1,027.55   $1,566.21   $2,023.69   $3,214.95
with ADBR Rider.................  $1,032.31   $1,580.43   $2,047.57   $3,263.59
with IPP & EBB Riders...........  $1,070.34   $1,694.44   $2,239.36   $3,657.03
with IPP & ADBR Riders..........  $1,075.09   $1,708.65   $2,263.22   $3,705.66
with EBB & ADBR Riders..........  $1,060.83   $1,666.04   $2,191.79   $3,560.51
with All Riders.................  $1,103.62   $1,794.26   $2,407.44   $4,002.56
-------------------------------------------------------------------------------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..............  $1,011.39   $1,517.75   $1,942.18   $3,047.76
with IPP Rider..................  $1,054.12   $1,645.46   $2,156.37   $3,483.57
with EBB Rider..................  $1,039.88   $1,603.03   $2,085.43   $3,340.48
with ADBR Rider.................  $1,044.62   $1,617.18   $2,109.13   $3,388.41
with IPP & EBB Rider............  $1,082.61   $1,730.74   $2,299.63   $3,776.31
with IPP & ADBR Rider...........  $1,087.36   $1,744.90   $2,323.32   $3,824.24
with EBB & ADBR Rider...........  $1,073.11   $1,702.46   $2,252.38   $3,681.13
with All Riders.................  $1,115.84   $1,830.17   $2,466.58   $4,116.97
-------------------------------------------------------------------------------
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..............  $1,051.31   $1,637.10   $2,142.41   $3,455.51
with IPP Rider..................  $1,093.86   $1,763.18   $2,351.95   $3,871.66
with EBB Rider..................  $1,079.68   $1,721.28   $2,282.55   $3,735.03
with ADBR Rider.................  $1,084.41   $1,735.25   $2,305.73   $3,780.80
with IPP & EBB Riders...........  $1,122.23   $1,847.35   $2,492.08   $4,151.17
with IPP & ADBR Riders..........  $1,126.96   $1,861.32   $2,515.26   $4,196.94
with EBB & ADBR Riders..........  $1,112.77   $1,819.43   $2,445.86   $4,060.32
with All Riders.................  $1,155.32   $1,945.50   $2,655.39   $4,476.46
-------------------------------------------------------------------------------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..............  $1,023.74   $1,554.80   $2,004.53   $3,175.79
with IPP Rider..................  $1,066.42   $1,682.00   $2,217.28   $3,605.45
with EBB Rider..................  $1,052.19   $1,639.73   $2,146.81   $3,464.36
with ADBR Rider.................  $1,056.93   $1,653.84   $2,170.36   $3,511.65
with IPP & EBB Riders...........  $1,094.87   $1,766.94   $2,359.56   $3,894.02
with IPP & ADBR Riders..........  $1,099.61   $1,781.04   $2,383.09   $3,941.27
with EBB & ADBR Riders..........  $1,085.38   $1,738.77   $2,312.63   $3,800.20
with All Riders.................  $1,128.06   $1,865.97   $2,525.37   $4,229.86
-------------------------------------------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..............  $1,004.73   $1,497.75   $1,908.45   $2,978.11
with IPP Rider..................  $1,047.49   $1,625.74   $2,123.44   $3,417.29
with EBB Rider..................  $1,033.24   $1,583.21   $2,052.23   $3,273.09
with ADBR Rider.................  $1,037.99   $1,597.40   $2,076.01   $3,321.39
with IPP & EBB Riders...........  $1,076.00   $1,711.20   $2,267.22   $3,712.28
with IPP & ADBR Riders..........  $1,080.75   $1,725.39   $2,291.00   $3,760.58
with EBB & ADBR Riders..........  $1,066.50   $1,682.87   $2,219.80   $3,616.38
with All Riders.................  $1,109.26   $1,810.85   $2,434.79   $4,055.56
-------------------------------------------------------------------------------
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders..............  $1,029.44   $1,571.87   $2,033.20   $3,234.34
with IPP Rider..................  $1,072.09   $1,698.83   $2,245.27   $3,661.14
with EBB Rider..................  $1,057.88   $1,656.64   $2,175.04   $3,521.01
with ADBR Rider.................  $1,062.62   $1,670.73   $2,198.50   $3,567.96
with IPP & EBB Riders...........  $1,100.53   $1,783.61   $2,387.10   $3,947.84
with IPP & ADBR Riders..........  $1,105.27   $1,797.69   $2,410.57   $3,994.78
with EBB & ADBR Riders..........  $1,091.05   $1,755.50   $2,340.33   $3,854.64
with All Riders.................  $1,133.70   $1,882.47   $2,552.41   $4,281.47
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..............  $1,004.73   $1,497.75   $1,908.45   $2,978.11
with IPP Rider..................  $1,047.49   $1,625.74   $2,123.44   $3,417.29
with EBB Rider..................  $1,033.24   $1,583.21   $2,052.23   $3,273.09
with ADBR Rider.................  $1,037.99   $1,597.40   $2,076.01   $3,321.39
with IPP & EBB Riders...........  $1,076.00   $1,711.20   $2,267.22   $3,712.28
with IPP & ADBR Riders..........  $1,080.75   $1,725.39   $2,291.00   $3,760.58
with EBB & ADBR Riders..........  $1,066.50   $1,682.87   $2,219.80   $3,616.38
with All Riders.................  $1,109.26   $1,810.85   $2,434.79   $4,055.56
-------------------------------------------------------------------------------
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders..............  $1,034.20   $1,586.07   $2,057.03   $3,282.84
with IPP Rider..................  $1,076.83   $1,712.85   $2,268.55   $3,707.33
with EBB Rider..................  $1,062.62   $1,670.73   $2,198.50   $3,567.95
with ADBR Rider.................  $1,067.36   $1,684.78   $2,221.90   $3,614.65
with IPP & EBB Riders...........  $1,105.25   $1,797.50   $2,410.02   $3,992.44
with IPP & ADBR Riders..........  $1,109.98   $1,811.55   $2,433.42   $4,039.14
with EBB & ADBR Riders..........  $1,095.78   $1,769.43   $2,363.35   $3,899.76
with All Riders.................  $1,138.40   $1,896.19   $2,574.88   $4,324.24
-------------------------------------------------------------------------------
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..............  $1,042.75   $1,611.61   $2,099.80   $3,369.57
with IPP Rider..................  $1,085.34   $1,738.03   $2,310.33   $3,789.87
with EBB Rider..................  $1,071.14   $1,696.02   $2,240.61   $3,651.87
with ADBR Rider.................  $1,075.88   $1,710.03   $2,263.88   $3,698.09
with IPP & EBB Riders...........  $1,113.73   $1,822.44   $2,451.12   $4,072.17
with IPP & ADBR Riders..........  $1,118.47   $1,836.46   $2,474.42   $4,118.40
with EBB & ADBR Riders..........  $1,104.27   $1,794.45   $2,404.70   $3,980.41
with All Riders.................  $1,146.86   $1,920.87   $2,615.21   $4,400.68
-------------------------------------------------------------------------------
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..............  $1,047.51   $1,625.77   $2,123.49   $3,417.41
with IPP Rider..................  $1,090.08   $1,752.01   $2,333.47   $3,835.41
with EBB Rider..................  $1,075.89   $1,710.06   $2,263.92   $3,698.15
with ADBR Rider.................  $1,080.62   $1,724.06   $2,287.15   $3,744.13
with IPP & EBB Riders...........  $1,118.46   $1,836.28   $2,473.90   $4,116.14
with IPP & ADBR Riders..........  $1,123.18   $1,850.27   $2,497.12   $4,162.10
with EBB & ADBR Riders..........  $1,109.00   $1,808.33   $2,427.58   $4,024.89
with All Riders.................  $1,151.56   $1,934.57   $2,637.56   $4,442.88
-------------------------------------------------------------------------------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..............  $1,032.30   $1,580.40   $2,047.52   $3,263.47
with IPP Rider..................  $1,074.94   $1,707.24   $2,259.24   $3,688.88
with EBB Rider..................  $1,060.72   $1,665.09   $2,189.12   $3,549.21
with ADBR Rider.................  $1,065.46   $1,679.17   $2,212.56   $3,596.02
with IPP & EBB Riders...........  $1,103.36   $1,791.94   $2,400.86   $3,974.63
with IPP & ADBR Riders..........  $1,108.10   $1,806.00   $2,424.28   $4,021.43
with EBB & ADBR Riders..........  $1,093.89   $1,763.86   $2,354.16   $3,881.74
with All Riders.................  $1,136.52   $1,890.70   $2,565.89   $4,307.16
-------------------------------------------------------------------------------
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders..............  $1,025.64   $1,560.48   $2,014.09   $3,195.33
with IPP Rider..................  $1,068.31   $1,687.61   $2,226.61   $3,624.04
with EBB Rider..................  $1,054.09   $1,645.38   $2,156.23   $3,483.30
with ADBR Rider.................  $1,058.83   $1,659.46   $2,179.74   $3,530.44
with IPP & EBB Riders...........  $1,096.75   $1,772.50   $2,368.76   $3,912.00
with IPP & ADBR Riders..........  $1,101.49   $1,786.59   $2,392.26   $3,959.15
with EBB & ADBR Riders..........  $1,087.27   $1,744.35   $2,321.87   $3,818.38
with All Riders.................  $1,129.94   $1,871.47   $2,534.40   $4,247.09
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders..............  $  985.72   $1,440.47   $1,811.56   $2,776.46
with IPP Rider..................  $1,028.57   $1,569.25   $2,028.80   $3,225.36
with EBB Rider..................  $1,014.29   $1,526.46   $1,956.86   $3,077.98
with ADBR Rider.................  $1,019.05   $1,540.73   $1,980.88   $3,127.34
with IPP & EBB Riders...........  $1,057.13   $1,655.24   $2,174.08   $3,526.85
with IPP & ADBR Riders..........  $1,061.89   $1,669.51   $2,198.12   $3,576.23
with EBB & ADBR Riders..........  $1,047.61   $1,626.72   $2,126.17   $3,428.83
with All Riders.................  $1,090.46   $1,755.49   $2,343.40   $3,877.73
-------------------------------------------------------------------------------
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders..............  $1,047.51   $1,625.77   $2,123.49   $3,417.41
with IPP Rider..................  $1,090.08   $1,752.01   $2,333.47   $3,835.41
with EBB Rider..................  $1,075.89   $1,710.06   $2,263.92   $3,698.15
with ADBR Rider.................  $1,080.62   $1,724.06   $2,287.15   $3,744.13
with IPP & EBB Riders...........  $1,118.46   $1,836.28   $2,473.90   $4,116.14
with IPP & ADBR Riders..........  $1,123.18   $1,850.27   $2,497.12   $4,162.10
with EBB & ADBR Riders..........  $1,109.00   $1,808.33   $2,427.58   $4,024.89
with All Riders.................  $1,151.56   $1,934.57   $2,637.56   $4,442.88
-------------------------------------------------------------------------------
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders..............  $1,007.59   $1,506.32   $1,922.91   $3,008.01
with IPP Rider..................  $1,050.34   $1,634.20   $2,137.57   $3,445.76
with EBB Rider..................  $1,036.09   $1,591.71   $2,066.48   $3,302.03
with ADBR Rider.................  $1,040.84   $1,605.88   $2,090.22   $3,350.19
with IPP & EBB Riders...........  $1,078.83   $1,719.57   $2,281.12   $3,739.77
with IPP & ADBR Riders..........  $1,083.58   $1,733.76   $2,304.88   $3,787.92
with EBB & ADBR Riders..........  $1,069.33   $1,691.26   $2,233.77   $3,644.19
with All Riders.................  $1,112.08   $1,819.14   $2,448.43   $4,081.93
-------------------------------------------------------------------------------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders..............  $1,010.43   $1,514.89   $1,937.37   $3,037.83
with IPP Rider..................  $1,053.17   $1,642.64   $2,151.67   $3,474.13
with EBB Rider..................  $1,038.92   $1,600.19   $2,080.69   $3,330.87
with ADBR Rider.................  $1,043.67   $1,614.35   $2,104.39   $3,378.86
with IPP & EBB Riders...........  $1,081.66   $1,727.94   $2,294.99   $3,767.17
with IPP & ADBR Riders..........  $1,086.41   $1,742.11   $2,318.72   $3,815.17
with EBB & ADBR Riders..........  $1,072.16   $1,699.66   $2,247.73   $3,671.91
with All Riders.................  $1,114.90   $1,827.41   $2,462.04   $4,108.21
-------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders..............  $1,040.85   $1,605.94   $2,090.31   $3,350.36
with IPP Rider..................  $1,083.45   $1,732.43   $2,301.05   $3,771.59
with EBB Rider..................  $1,069.25   $1,690.40   $2,231.25   $3,633.27
with ADBR Rider.................  $1,073.98   $1,704.43   $2,254.57   $3,679.61
with IPP & EBB Riders...........  $1,111.85   $1,816.90   $2,442.00   $4,054.51
with IPP & ADBR Riders..........  $1,116.58   $1,830.93   $2,465.33   $4,100.85
with EBB & ADBR Riders..........  $1,102.38   $1,788.89   $2,395.51   $3,962.54
with All Riders.................  $1,144.98   $1,915.38   $2,606.25   $4,383.76
-------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED
without any Riders..............  $1,011.39   $1,517.75   $1,942.18   $3,047.76
with IPP Rider..................  $1,054.12   $1,645.46   $2,156.37   $3,483.57
with EBB Rider..................  $1,039.88   $1,603.03   $2,085.43   $3,340.48
with ADBR Rider.................  $1,044.62   $1,617.18   $2,109.13   $3,388.41
with IPP & EBB Riders...........  $1,082.61   $1,730.74   $2,299.63   $3,776.31
with IPP & ADBR Riders..........  $1,087.36   $1,744.90   $2,323.32   $3,824.24
with EBB & ADBR Riders..........  $1,073.11   $1,702.46   $2,252.38   $3,681.13
with All Riders.................  $1,115.84   $1,830.17   $2,466.58   $4,116.97
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--SERVICE CLASS B
without any Riders..............  $1,040.85   $1,605.94   $2,090.31   $3,350.36
with IPP Rider..................  $1,083.45   $1,732.43   $2,301.05   $3,771.59
with EBB Rider..................  $1,069.25   $1,690.40   $2,231.25   $3,633.27
with ADBR Rider.................  $1,073.98   $1,704.43   $2,254.57   $3,679.61
with IPP & EBB Riders...........  $1,111.85   $1,816.90   $2,442.00   $4,054.51
with IPP & ADBR Riders..........  $1,116.58   $1,830.93   $2,465.33   $4,100.85
with EBB & ADBR Riders..........  $1,102.38   $1,788.89   $2,395.51   $3,962.54
with All Riders.................  $1,144.98   $1,915.38   $2,606.25   $4,383.76
-------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..............  $1,029.44   $1,571.87   $2,033.20   $3,234.34
with IPP Rider..................  $1,072.09   $1,698.83   $2,245.27   $3,661.14
with EBB Rider..................  $1,057.88   $1,656.64   $2,175.04   $3,521.01
with ADBR Rider.................  $1,062.62   $1,670.73   $2,198.50   $3,567.96
with IPP & EBB Riders...........  $1,100.53   $1,783.61   $2,387.10   $3,947.84
with IPP & ADBR Riders..........  $1,105.27   $1,797.69   $2,410.57   $3,994.78
with EBB & ADBR Riders..........  $1,091.05   $1,755.50   $2,340.33   $3,854.64
with All Riders.................  $1,133.70   $1,882.47   $2,552.41   $4,281.47
-------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..............  $1,013.29   $1,523.46   $1,951.79   $3,067.55
with IPP Rider..................  $1,056.01   $1,651.10   $2,165.77   $3,502.43
with EBB Rider..................  $1,041.77   $1,608.68   $2,094.90   $3,359.64
with ADBR Rider.................  $1,046.52   $1,622.83   $2,118.57   $3,407.47
with IPP & EBB Riders...........  $1,084.49   $1,736.31   $2,308.86   $3,794.50
with IPP & ADBR Riders..........  $1,089.24   $1,750.46   $2,332.54   $3,842.34
with EBB & ADBR Riders..........  $1,075.00   $1,708.06   $2,261.68   $3,699.55
with All Riders.................  $1,117.72   $1,835.69   $2,475.65   $4,134.43
-------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders..............  $1,003.79   $1,494.90   $1,903.64   $2,968.14
with IPP Rider..................  $1,046.55   $1,622.92   $2,118.72   $3,407.80
with EBB Rider..................  $1,032.30   $1,580.38   $2,047.48   $3,263.41
with ADBR Rider.................  $1,037.05   $1,594.58   $2,071.29   $3,311.79
with IPP & EBB Riders...........  $1,075.06   $1,708.41   $2,262.57   $3,703.09
with IPP & ADBR Riders..........  $1,079.81   $1,722.60   $2,286.37   $3,751.45
with EBB & ADBR Riders..........  $1,065.56   $1,680.06   $2,215.13   $3,607.08
with All Riders.................  $1,108.32   $1,808.09   $2,430.22   $4,046.73
-------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............  $1,016.14   $1,532.01   $1,966.20   $3,097.19
with IPP Rider..................  $1,058.85   $1,659.52   $2,179.83   $3,530.63
with EBB Rider..................  $1,044.61   $1,617.15   $2,109.06   $3,388.30
with ADBR Rider.................  $1,049.36   $1,631.29   $2,132.71   $3,435.99
with IPP & EBB Riders...........  $1,087.32   $1,744.67   $2,322.71   $3,821.75
with IPP & ADBR Riders..........  $1,092.07   $1,758.81   $2,346.35   $3,869.43
with EBB & ADBR Riders..........  $1,077.83   $1,716.44   $2,275.60   $3,727.13
with All Riders.................  $1,120.54   $1,843.95   $2,489.22   $4,160.55
-------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..............  $1,001.88   $1,489.18   $1,893.98   $2,948.14
with IPP Rider..................  $1,044.66   $1,617.29   $2,109.31   $3,388.76
with EBB Rider..................  $1,030.40   $1,574.72   $2,037.98   $3,244.06
with ADBR Rider.................  $1,035.15   $1,588.93   $2,061.80   $3,292.54
with IPP & EBB Riders...........  $1,073.17   $1,702.82   $2,253.30   $3,684.70
with IPP & ADBR Riders..........  $1,077.93   $1,717.02   $2,277.11   $3,733.15
with EBB & ADBR Riders..........  $1,063.67   $1,674.46   $2,205.80   $3,588.48
with All Riders.................  $1,106.44   $1,802.56   $2,421.12   $4,029.12
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders..............  $1,008.53   $1,509.19   $1,927.73   $3,017.97
with IPP Rider..................  $1,051.28   $1,637.01   $2,142.27   $3,455.22
with EBB Rider..................  $1,037.03   $1,594.53   $2,071.20   $3,311.64
with ADBR Rider.................  $1,041.78   $1,608.70   $2,094.94   $3,359.75
with IPP & EBB Riders...........  $1,079.77   $1,722.36   $2,285.74   $3,748.91
with IPP & ADBR Riders..........  $1,084.52   $1,736.54   $2,309.48   $3,797.02
with EBB & ADBR Riders..........  $1,070.27   $1,694.07   $2,238.43   $3,653.43
with All Riders.................  $1,113.02   $1,821.89   $2,452.95   $4,090.69
-------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders..............  $1,030.40   $1,574.71   $2,037.97   $3,244.06
with IPP Rider..................  $1,073.04   $1,701.65   $2,249.95   $3,670.41
with EBB Rider..................  $1,058.83   $1,659.47   $2,179.73   $3,530.41
with ADBR Rider.................  $1,063.57   $1,673.54   $2,203.18   $3,577.32
with IPP & EBB Riders...........  $1,101.47   $1,786.39   $2,391.69   $3,956.77
with IPP & ADBR Riders..........  $1,106.21   $1,800.47   $2,415.15   $4,003.67
with EBB & ADBR Riders..........  $1,092.00   $1,758.29   $2,344.94   $3,863.69
with All Riders.................  $1,134.64   $1,885.21   $2,556.89   $4,290.03
-------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders..............  $1,032.30   $1,580.40   $2,047.52   $3,263.47
with IPP Rider..................  $1,074.94   $1,707.24   $2,259.24   $3,688.88
with EBB Rider..................  $1,060.72   $1,665.09   $2,189.12   $3,549.21
with ADBR Rider.................  $1,065.46   $1,679.17   $2,212.56   $3,596.02
with IPP & EBB Riders...........  $1,103.36   $1,791.94   $2,400.86   $3,974.63
with IPP & ADBR Riders..........  $1,108.10   $1,806.00   $2,424.28   $4,021.43
with EBB & ADBR Riders..........  $1,093.89   $1,763.86   $2,354.16   $3,881.74
with All Riders.................  $1,136.52   $1,890.70   $2,565.89   $4,307.16
-------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders..............  $1,033.25   $1,583.23   $2,052.26   $3,273.16
with IPP Rider..................  $1,075.88   $1,710.04   $2,263.89   $3,698.12
with EBB Rider..................  $1,061.67   $1,667.91   $2,193.81   $3,558.58
with ADBR Rider.................  $1,066.40   $1,681.97   $2,217.22   $3,605.33
with IPP & EBB Riders...........  $1,104.30   $1,794.72   $2,405.44   $3,983.54
with IPP & ADBR Riders..........  $1,109.04   $1,808.77   $2,428.85   $4,030.28
with EBB & ADBR Riders..........  $1,094.83   $1,766.64   $2,358.76   $3,890.76
with All Riders.................  $1,137.46   $1,893.45   $2,570.39   $4,315.70
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders..............  $1,036.10   $1,591.75   $2,066.55   $3,302.18
with IPP Rider..................  $1,078.72   $1,718.45   $2,277.85   $3,725.73
with EBB Rider..................  $1,064.52   $1,676.35   $2,207.86   $3,586.67
with ADBR Rider.................  $1,069.25   $1,690.39   $2,231.24   $3,633.26
with IPP & EBB Riders...........  $1,107.13   $1,803.04   $2,419.16   $4,010.22
with IPP & ADBR Riders..........  $1,111.87   $1,817.09   $2,442.54   $4,056.83
with EBB & ADBR Riders..........  $1,097.66   $1,774.99   $2,372.56   $3,917.74
with All Riders.................  $1,140.28   $1,901.69   $2,583.86   $4,341.30
-------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
without any Riders..............  $1,052.26   $1,639.93   $2,147.13   $3,465.02
with IPP Rider..................  $1,094.80   $1,765.95   $2,356.55   $3,880.69
with EBB Rider..................  $1,080.62   $1,724.07   $2,287.19   $3,744.21
with ADBR Rider.................  $1,085.35   $1,738.05   $2,310.36   $3,789.93
with IPP & EBB Riders...........  $1,123.17   $1,850.10   $2,496.62   $4,159.91
with IPP & ADBR Riders..........  $1,127.89   $1,864.08   $2,519.78   $4,205.63
with EBB & ADBR Riders..........  $1,113.71   $1,822.20   $2,450.42   $4,069.13
with All Riders.................  $1,156.26   $1,948.23   $2,659.84   $4,484.84
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO
without any Riders..............  $1,033.25   $1,583.23   $2,052.26   $3,273.16
with IPP Rider..................  $1,075.88   $1,710.04   $2,263.89   $3,698.12
with EBB Rider..................  $1,061.67   $1,667.91   $2,193.81   $3,558.58
with ADBR Rider.................  $1,066.40   $1,681.97   $2,217.22   $3,605.33
with IPP & EBB Riders...........  $1,104.30   $1,794.72   $2,405.44   $3,983.54
with IPP & ADBR Riders..........  $1,109.04   $1,808.77   $2,428.85   $4,030.28
with EBB & ADBR Riders..........  $1,094.83   $1,766.64   $2,358.76   $3,890.76
with All Riders.................  $1,137.46   $1,893.45   $2,570.39   $4,315.70
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
without any Riders..............  $1,029.44   $1,571.87   $2,033.20   $3,234.34
with IPP Rider..................  $1,072.09   $1,698.83   $2,245.27   $3,661.14
with EBB Rider..................  $1,057.88   $1,656.64   $2,175.04   $3,521.01
with ADBR Rider.................  $1,062.62   $1,670.73   $2,198.50   $3,567.96
with IPP & EBB Riders...........  $1,100.53   $1,783.61   $2,387.10   $3,947.84
with IPP & ADBR Riders..........  $1,105.27   $1,797.69   $2,410.57   $3,994.78
with EBB & ADBR Riders..........  $1,091.05   $1,755.50   $2,340.33   $3,854.64
with All Riders.................  $1,133.70   $1,882.47   $2,552.41   $4,281.47
-------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $1,038.95   $1,600.26   $2,080.81   $3,331.12
with IPP Rider..................  $1,081.56   $1,726.84   $2,291.78   $3,753.28
with EBB Rider..................  $1,067.35   $1,684.78   $2,221.91   $3,614.65
with ADBR Rider.................  $1,072.09   $1,698.82   $2,245.24   $3,661.10
with IPP & EBB Riders...........  $1,109.96   $1,811.35   $2,432.86   $4,036.80
with IPP & ADBR Riders..........  $1,114.69   $1,825.38   $2,456.21   $4,083.25
with EBB & ADBR Riders..........  $1,100.49   $1,783.33   $2,386.34   $3,944.65
with All Riders.................  $1,143.10   $1,909.90   $2,597.30   $4,366.80
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders..............  $1,120.69   $1,842.06   $2,482.03   $4,124.61
with IPP Rider..................  $1,162.93   $1,965.30   $2,683.64   $4,508.37
with EBB Rider..................  $1,148.85   $1,924.35   $2,616.87   $4,382.37
with ADBR Rider.................  $1,153.54   $1,938.02   $2,639.18   $4,424.59
with IPP & EBB Riders...........  $1,191.09   $2,047.59   $2,818.48   $4,766.14
with IPP & ADBR Riders..........  $1,195.78   $2,061.27   $2,840.79   $4,808.37
with EBB & ADBR Riders..........  $1,181.70   $2,020.31   $2,774.02   $4,682.36
with All Riders.................  $1,223.94   $2,143.56   $2,975.63   $5,066.12
-------------------------------------------------------------------------------
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..............  $1,092.18   $1,758.21   $2,343.74   $3,855.59
with IPP Rider..................  $1,134.54   $1,882.61   $2,548.58   $4,252.37
with EBB Rider..................  $1,120.42   $1,841.27   $2,480.74   $4,122.10
with ADBR Rider.................  $1,125.13   $1,855.07   $2,503.41   $4,165.75
with IPP & EBB Riders...........  $1,162.79   $1,965.68   $2,685.58   $4,518.92
with IPP & ADBR Riders..........  $1,167.50   $1,979.46   $2,708.23   $4,562.54
with EBB & ADBR Riders..........  $1,153.37   $1,938.13   $2,640.39   $4,432.27
with All Riders.................  $1,195.74   $2,062.53   $2,845.24   $4,829.08
-------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2005

                                      FOR

                      LIFESTAGES(R) ELITE VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current LifeStages(R) Elite Variable Annuity Prospectus. You should read the SAI in conjunction with the current LifeStages(R) Elite Variable Annuity Prospectus dated May 1, 2005. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in this SAI have the same meaning as in the current LifeStages(R) Elite Variable Annuity Prospectus.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
THE POLICIES................................................     2
     Valuation of Accumulation Units........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................     3
     Tax Status of the Policies.............................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     5
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                     (a/b)
Where: a= the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b= is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period.

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.


     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.


                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.


     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 38 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.


     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.


     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.



     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is Used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.


     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS


     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and quarterly statement be reviewed immediately to ensure there are no errors. In order to correct an error, you must call it to Our attention within 15 days of the date of the statement.



     It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYLIAC?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The Separate Account Statement of assets and liabilities as of December 31, 2004 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION


     NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the Registration Statement, amendments and exhibits to the Registration Statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                                   APPENDIX 1

                      STATEMENT OF ADDITIONAL INFORMATION


                               DATED MAY 1, 2005



     NYLIAC offers in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania South Carolina, Utah and Washington an individual single premium version of the LifeStages(R) Elite Variable Annuity policies. This Appendix modifies the May 1, 2005 Statement of Additional Information ("SAI") for the policies to describe the single premium version of the policies.



     When reading this Appendix together with the SAI, keep in mind that only one premium payment is permitted under the single premium policies. Exceptions to this rule apply only in cases where part of your initial purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, We may receive parts of your purchase payment on different Business Days.



     Accordingly, except in the circumstances described above, all references throughout the SAI to premium payments in the plural should be read to mean the singular. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

                          Supplement dated May 1, 2005



                   to the Prospectuses dated May 1, 2005 for

                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                     LIFESTAGES(R) SELECT VARIABLE ANNUITY
                         LIFESTAGES(R) VARIABLE ANNUITY
                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND
                      LIFESTAGES(R) ELITE VARIABLE ANNUITY

               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY


                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY


                                  INVESTING IN
               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


This supplement amends the Prospectus for the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Variable Annuity, LifeStages(R) Elite Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity and the LifeStages(R) Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.



This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2005 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:


A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:


        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.


2. Replace the definition of "Qualified Policies" with the following:


        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.


3. Add the following definition of "Pension Plan":

        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS


1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:


        (a) for LifeStages(R) Variable Annuity policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


          (c) for LifeStages(R) Essentials policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (d) for LifeStages(R) Select policies:

              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (e) for LifeStages(R) Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (f) for LifeStages(R) Premium Plus Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.



          (g) for LifeStages(R) Access policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.


C. THE POLICIES--Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Internal Revenue Code.

3. In the same paragraph, delete the disclosure immediately following clause (4) (for the LifeStages(R) Flexible Premium Variable Annuity) and immediately following clause (5) (for the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity and the LifeStages(R) Select Variable Annuity policies) and replace it with the following:


        An Unemployment Benefit Rider (not available for Non-Qualified Policies issued to fund a Pension Plan) and Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;


D. THE POLICIES--Policy Application and Premium Payments


1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, and LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:


        (a) for LifeStages(R) Variable Annuity policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


        (c) for LifeStages(R) Essentials policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



        (d) for LifeStages(R) Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


        (e) for LifeStages(R) Elite policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (f) for LifeStages(R) Premium Plus Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.



          (g) for LifeStages(R) Access policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.


E. THE POLICIES--Riders


1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:



        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).



2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders
   --Unemployment Benefit Rider," delete the first sentence and replace it with the following:



        For all IRAs, Roth IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.


3. Under the heading "Riders--Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:


        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.


4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $7,139,819       $4,718,308       $4,517,393
                                                                ----------       ----------       ----------
      Total net assets......................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
    Variable accumulation
      unit value............................................    $    10.53       $    11.49       $     1.01
                                                                ==========       ==========       ==========
Identified Cost of Investment...............................    $7,307,910       $4,486,734       $4,517,436
                                                                ==========       ==========       ==========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $8,088,922      $14,415,022       $6,537,539
                                                                ----------      -----------       ----------
      Total net assets......................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
    Variable accumulation
      unit value............................................    $    13.26      $     12.21       $    12.61
                                                                ==========      ===========       ==========
Identified Cost of Investment...............................    $7,367,717      $13,516,607       $5,927,728
                                                                ==========      ===========       ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ------------------------------------------------------------------------------------------------------------------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ----------      ----------      ----------      -----------     ----------      ----------      ----------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $    12.34      $    11.50      $    10.39      $     12.08     $    13.33      $    13.06      $    13.92
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,202,959      $7,807,899      $4,321,937      $21,494,488     $5,756,455      $4,421,562      $7,353,153
     ==========      ==========      ==========      ===========     ==========      ==========      ==========

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    --------------------------------------------------------------------------------------------------------------------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ----------      ----------      ----------      ----------      ----------      ----------        ----------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $    11.32      $    12.57      $    12.06      $    11.87      $    10.25      $    11.44        $    12.95
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,397,865      $5,225,314      $1,790,156      $2,357,289      $1,868,153      $2,429,844        $3,087,853
     ==========      ==========      ==========      ==========      ==========      ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                   COLONIAL
                                                                                   SMALL CAP         DREYFUS IP
                                                                 CALVERT          VALUE FUND         TECHNOLOGY
                                                                  SOCIAL       VARIABLE SERIES--      GROWTH--
                                                                 BALANCED           CLASS B        SERVICE SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $941,461          $207,211          $3,289,474
                                                                 --------          --------          ----------
      Total net assets......................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
    Variable accumulation
      unit value............................................     $  11.19          $  10.27          $    11.21
                                                                 ========          ========          ==========
Identified Cost of Investment...............................     $904,517          $207,077          $3,167,480
                                                                 ========          ========          ==========

                                                                                                  NEUBERGER
                                                                                                    BERMAN
                                                                  MFS(R)           MFS(R)            AMT
                                                                 RESEARCH        UTILITIES         MID-CAP
                                                                 SERIES--         SERIES--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS       CLASS S
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $632,302        $2,137,585        $518,755
                                                                 --------        ----------        --------
      Total net assets......................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
    Variable accumulation
      unit value............................................     $  12.27        $    13.14        $  11.84
                                                                 ========        ==========        ========
Identified Cost of Investment...............................     $571,647        $1,949,697        $475,051
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                         FIDELITY(R)                                          JANUS ASPEN
      FIDELITY(R)            VIP            FIDELITY(R)      JANUS ASPEN         SERIES           MFS(R)
          VIP              EQUITY--             VIP             SERIES         WORLDWIDE        INVESTORS
    CONTRAFUND(R)--        INCOME--          MID CAP--        BALANCED--        GROWTH--      TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ----------         ----------        ----------        ----------       ----------        --------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $    12.76         $    12.09        $    14.45        $    11.52       $    11.20        $  11.79
       ==========         ==========        ==========        ==========       ==========        ========
       $9,052,115         $6,076,653        $5,574,340        $4,621,882       $1,986,167        $528,799
       ==========         ==========        ==========        ==========       ==========        ========

                                             VAN KAMPEN
       T. ROWE                                  UIF              VICTORY
        PRICE             VAN ECK             EMERGING             VIF
        EQUITY           WORLDWIDE            MARKETS          DIVERSIFIED
        INCOME              HARD              EQUITY--           STOCK--
    PORTFOLIO--II          ASSETS             CLASS II        CLASS A SHARES
    ------------------------------------------------------------------------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     -----------         ----------          ----------          --------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $     12.88         $    14.11          $    14.48          $  11.17
     ===========         ==========          ==========          ========
     $ 9,734,777         $2,039,981          $2,103,532          $767,664
     ===========         ==========          ==========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $ 242,466         $  3,421       $    26,308
                                                                ---------         --------       -----------
      Net investment income (loss)..........................      242,466            3,421            26,308
                                                                ---------         --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      200,222          157,497         6,168,671
  Cost of investments sold..................................     (208,876)        (151,723)       (6,168,731)
                                                                ---------         --------       -----------
      Net realized gain (loss) on investments...............       (8,654)           5,774               (60)
  Realized gain distribution received.......................       76,632               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (132,894)         210,540               (42)
                                                                ---------         --------       -----------
      Net gain (loss) on investments........................      (64,916)         216,314              (102)
                                                                ---------         --------       -----------
        Net increase (decrease) in net assets resulting
          from operations...................................    $ 177,550         $219,735       $    26,206
                                                                =========         ========       ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 51,002        $  191,592        $     --
                                                                 --------        ----------        --------
      Net investment income (loss)..........................       51,002           191,592              --
                                                                 --------        ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       39,210            15,460         103,564
  Cost of investments sold..................................      (32,398)          (14,127)        (92,469)
                                                                 --------        ----------        --------
      Net realized gain (loss) on investments...............        6,812             1,333          11,095
  Realized gain distribution received.......................       69,353                --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      686,056           865,218         582,688
                                                                 --------        ----------        --------
      Net gain (loss) on investments........................      762,221           866,551         593,783
                                                                 --------        ----------        --------
        Net increase (decrease) in net assets resulting
          from operations...................................     $813,223        $1,058,143        $593,783
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     MAINSTAY VP                                         MAINSTAY VP       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP        HIGH YIELD      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--    CORPORATE BOND--      EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------
       $ 27,597        $ 138,461        $ 167,819         $1,388,860         $ 47,447         $ 14,965        $       --
       --------        ---------        ---------         ----------         --------         --------        ----------
         27,597          138,461          167,819          1,388,860           47,447           14,965                --
       --------        ---------        ---------         ----------         --------         --------        ----------
         53,856          158,823          178,485            480,249           32,128           39,019            90,549
        (50,328)        (151,509)        (182,479)          (464,411)         (26,613)         (32,969)          (80,685)
       --------        ---------        ---------         ----------         --------         --------        ----------
          3,528            7,314           (3,994)            15,838            5,515            6,050             9,864
             --               --               --                 --               --          101,812                --
        161,554          274,186          (73,241)           156,499          704,494          529,204         1,264,612
       --------        ---------        ---------         ----------         --------         --------        ----------
        165,082          281,500          (77,235)           172,337          710,009          637,066         1,274,476
       --------        ---------        ---------         ----------         --------         --------        ----------
       $192,679        $ 419,961        $  90,584         $1,561,197         $757,456         $652,031        $1,274,476
       ========        =========        =========         ==========         ========         ========        ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $ 52,615         $ 51,824         $ 28,667        $  19,210        $     733         $     --          $     --
       --------         --------         --------        ---------        ---------         --------          --------
         52,615           51,824           28,667           19,210              733               --                --
       --------         --------         --------        ---------        ---------         --------          --------
         84,392           63,403           76,001          147,447          154,369           46,522            72,200
        (80,275)         (55,932)         (69,994)        (135,561)        (163,279)         (46,483)          (65,202)
       --------         --------         --------        ---------        ---------         --------          --------
          4,117            7,471            6,007           11,886           (8,910)              39             6,998
             --               --               --               --               --               --                --
        118,801          357,158          107,559          180,674           49,429          188,086           343,615
       --------         --------         --------        ---------        ---------         --------          --------
        122,918          364,629          113,566          192,560           40,519          188,125           350,613
       --------         --------         --------        ---------        ---------         --------          --------
       $175,533         $416,453         $142,233        $ 211,770        $  41,252         $188,125          $350,613
       ========         ========         ========        =========        =========         ========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                  COLONIAL
                                                                                 SMALL CAP
                                                                                 VALUE FUND       DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED        CLASS B(A)     SERVICE SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 15,372          $  576         $      --
                                                                 --------          ------         ---------
      Net investment income (loss)..........................       15,372             576                --
                                                                 --------          ------         ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       18,272              --           256,108
  Cost of investments sold..................................      (17,859)             --          (280,074)
                                                                 --------          ------         ---------
      Net realized gain (loss) on investments...............          413              --           (23,966)
  Realized gain distribution received.......................           --           3,762                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       36,818             134           117,087
                                                                 --------          ------         ---------
      Net gain (loss) on investments........................       37,231           3,896            93,121
                                                                 --------          ------         ---------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 52,603          $4,472         $  93,121
                                                                 ========          ======         =========

                                                                                                    NEUBERGER
                                                                                                      BERMAN
                                                                  MFS(R)            MFS(R)             AMT
                                                                 RESEARCH         UTILITIES          MID-CAP
                                                                 SERIES--          SERIES--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS(B)     CLASS S(B)
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  1,6$62......         $     --          $    --
                                                                 --------          --------          -------
      Net investment income (loss)..........................        1,662                --               --
                                                                 --------          --------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       42,726            17,985            9,179
  Cost of investments sold..................................      (39,749)          (17,362)          (8,368)
                                                                 --------          --------          -------
      Net realized gain (loss) on investments...............        2,977               623              811
  Realized gain distribution received.......................           --                --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       59,068           187,888           43,704
                                                                 --------          --------          -------
      Net gain (loss) on investments........................       62,045           188,511           44,515
                                                                 --------          --------          -------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 63,707          $188,511          $44,515
                                                                 ========          ========          =======

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                  JANUS ASPEN
      FIDELITY(R)          FIDELITY(R)        FIDELITY(R)       JANUS ASPEN          SERIES           MFS(R)
          VIP                  VIP                VIP              SERIES          WORLDWIDE        INVESTORS
    CONTRAFUND(R)--      EQUITY--INCOME--      MID CAP--         BALANCED--         GROWTH--      TRUST SERIES--
    SERVICE CLASS 2      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES   SERVICE CLASS
  --------------------------------------------------------------------------------------------------------------
<S
        $  2,418             $ 13,411          $     --           $ 90,124          $ 14,452         $   495
        --------             --------          --------           --------          --------         -------
           2,418               13,411                --             90,124            14,452             495
        --------             --------          --------           --------          --------         -------
          36,136               13,428            32,508            162,033            71,222          10,753
         (29,685)             (12,426)          (28,487)          (155,221)          (70,677)         (9,981)
        --------             --------          --------           --------          --------         -------
           6,451                1,002             4,021              6,812               545             772
              --                3,495                --                 --                --              --
         902,770              501,120           919,761            214,370            99,259          48,946
        --------             --------          --------           --------          --------         -------
         909,221              505,617           923,782            221,182            99,804          49,718
        --------             --------          --------           --------          --------         -------
        $911,639             $519,028          $923,782           $311,306          $114,256         $50,213
        ========             ========          ========           ========          ========         =======


                                                       VAN KAMPEN
                                                          UIF                  VICTORY
       T. ROWE PRICE             VAN ECK                EMERGING                 VIF
           EQUITY               WORLDWIDE               MARKETS              DIVERSIFIED
           INCOME                  HARD                 EQUITY--               STOCK--
       PORTFOLIO--II              ASSETS                CLASS II          CLASS A SHARES(B)
    -----------------------------------------------------------------------------------------
         $  86,032               $    501               $  6,935               $  4,280
         ---------               --------               --------               --------
            86,032                    501                  6,935                  4,280
         ---------               --------               --------               --------
           283,316                 73,444                 22,118                 91,667
          (271,501)               (63,325)               (19,439)               (86,091)
         ---------               --------               --------               --------
            11,815                 10,119                  2,679                  5,576
           180,673                     --                     --                     --
           698,849                239,556                397,784                 41,084
         ---------               --------               --------               --------
           891,337                249,675                400,463                 46,660
         ---------               --------               --------               --------
         $ 977,369               $250,176               $407,398               $ 50,940
         =========               ========               ========               ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003


                                                            MAINSTAY VP              MAINSTAY VP
                                                              BOND--           CAPITAL APPRECIATION--
                                                           SERVICE CLASS            SERVICE CLASS
                                                       ---------------------   -----------------------
                                                          2004        2003        2004         2003
                                                       -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  242,466   $ 24,757   $    3,421    $    759
    Net realized gain (loss) on investments..........      (8,654)      (178)       5,774          --
    Realized gain distribution received..............      76,632     15,028           --          --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (132,894)   (35,197)     210,540      21,034
                                                       ----------   --------   ----------    --------
      Net increase (decrease) in net assets
        resulting from operations....................     177,550      4,410      219,735      21,793
                                                       ----------   --------   ----------    --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,479,913    557,348    3,126,108     573,694
    Policyowners' surrenders.........................     (62,943)      (399)     (76,655)         --
    Policyowners' annuity and death benefits.........     (46,378)        --           --          --
    Net transfers from (to) Fixed Account............   1,747,743     65,224      897,251      27,281
    Transfers between Investment Divisions...........     183,169     34,182     (100,979)     30,080
                                                       ----------   --------   ----------    --------
      Net contributions and (withdrawals)............   6,301,504    656,355    3,845,725     631,055
                                                       ----------   --------   ----------    --------
        Increase (decrease) in net assets............   6,479,054    660,765    4,065,460     652,848
NET ASSETS:
    Beginning of year................................     660,765         --      652,848          --
                                                       ----------   --------   ----------    --------
    End of year......................................  $7,139,819   $660,765   $4,718,308    $652,848
                                                       ==========   ========   ==========    ========

                                                             MAINSTAY VP               MAINSTAY VP
                                                              HIGH YIELD              INTERNATIONAL
                                                           CORPORATE BOND--             EQUITY--
                                                            SERVICE CLASS             SERVICE CLASS
                                                       ------------------------   ---------------------
                                                          2004          2003         2004        2003
                                                       ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,388,860   $  188,531   $   47,447   $  7,878
    Net realized gain (loss) on investments..........       15,838        2,400        5,515      1,066
    Realized gain distribution received..............           --           --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................      156,499     (109,434)     704,494     20,610
                                                       -----------   ----------   ----------   --------
      Net increase (decrease) in net assets
        resulting from operations....................    1,561,197       81,497      757,456     29,554
                                                       -----------   ----------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   13,017,058    2,702,631    3,633,324    446,156
    Policyowners' surrenders.........................     (323,517)      (1,586)     (51,147)        --
    Policyowners' annuity and death benefits.........      (83,253)          --           --         --
    Net transfers from (to) Fixed Account............    5,056,549      173,918    1,246,083     27,967
    Transfers between Investment Divisions...........     (656,329)      13,388      353,810     38,356
                                                       -----------   ----------   ----------   --------
      Net contributions and (withdrawals)............   17,010,508    2,888,351    5,182,070    512,479
                                                       -----------   ----------   ----------   --------
        Increase (decrease) in net assets............   18,571,705    2,969,848    5,939,526    542,033
NET ASSETS:
    Beginning of year................................    2,969,848           --      542,033         --
                                                       -----------   ----------   ----------   --------
    End of year......................................  $21,541,553   $2,969,848   $6,481,559   $542,033
                                                       ===========   ==========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


          MAINSTAY VP               MAINSTAY VP             MAINSTAY VP             MAINSTAY VP
              CASH                COMMON STOCK--           CONVERTIBLE--           GOVERNMENT--
           MANAGEMENT              SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ------------------------   ---------------------   ---------------------   ---------------------
       2004          2003         2004        2003        2004        2003        2004        2003
    ------------------------------------------------------------------------------------------------
    $    26,308   $      507   $   27,597   $  2,695   $  138,461   $ 18,737   $  167,819   $ 15,800
            (60)          --        3,528         --        7,314        283       (3,994)        --
             --           --           --         --           --         --           --         --
            (42)          (2)     161,554     10,663      274,186     13,142      (73,241)   (13,109)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
         26,206          505      192,679     13,358      419,961     32,162       90,584      2,691
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      7,375,797    1,322,152    1,407,340    254,397    3,860,620    797,432    2,706,021    319,316
       (134,546)      (4,632)     (39,038)       (80)    (118,998)      (404)     (54,241)      (546)
        (45,782)          --           --         --      (50,688)        --           --         --
        626,753       35,818      450,129     15,789    2,943,093    137,212    1,056,903     57,113
     (4,379,509)    (305,369)      43,271     37,331       48,647     26,190       57,852       (106)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,442,713    1,047,969    1,861,702    307,437    6,682,674    960,430    3,766,535    375,777
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,468,919    1,048,474    2,054,381    320,795    7,102,635    992,592    3,857,119    378,468
      1,048,474           --      320,795         --      992,592         --      378,468         --
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
    $ 4,517,393   $1,048,474   $2,375,176   $320,795   $8,095,227   $992,592   $4,235,587   $378,468
    ===========   ==========   ==========   ========   ==========   ========   ==========   ========

         MAINSTAY VP              MAINSTAY VP              MAINSTAY VP              MAINSTAY VP
       MID CAP CORE--          MID CAP GROWTH--          MID CAP VALUE--          S&P 500 INDEX--
        SERVICE CLASS            SERVICE CLASS            SERVICE CLASS            SERVICE CLASS
    ---------------------   -----------------------   ---------------------   ------------------------
       2004        2003        2004         2003         2004        2003        2004          2003
    --------------------------------------------------------------------------------------------------
    $   14,965   $  1,400   $       --   $       --   $   51,002   $  5,713   $   191,592   $   13,067
         6,050         (1)       9,864           88        6,812      1,490         1,333           72
       101,812         --           --           --       69,353         --            --           --
       529,204     14,928    1,264,612       28,559      686,056     35,150       865,218       33,196
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
       652,031     16,327    1,274,476       28,647      813,223     42,353     1,058,143       46,335
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     2,569,387    427,623    4,744,990      913,352    4,191,052    613,298     8,922,061    1,097,603
       (40,870)    (1,228)    (102,904)        (103)    (121,928)    (1,067)     (163,770)      (1,431)
        (6,346)        --       (6,133)          --      (26,288)        --            --           --
     1,052,550     34,986    1,323,155       54,613    2,061,332     75,685     2,770,432       47,779
       257,002      4,231      411,276        4,955      440,137      1,125       604,609       33,261
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     3,831,723    465,612    6,370,384      972,817    6,544,305    689,041    12,133,332    1,177,212
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     4,483,754    481,939    7,644,860    1,001,464    7,357,528    731,394    13,191,475    1,223,547
       481,939         --    1,001,464           --      731,394         --     1,223,547           --
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
    $4,965,693   $481,939   $8,646,324   $1,001,464   $8,088,922   $731,394   $14,415,022   $1,223,547
    ==========   ========   ==========   ==========   ==========   ========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            MAINSTAY VP
                                                             SMALL CAP              MAINSTAY VP
                                                             GROWTH--             TOTAL RETURN--
                                                           SERVICE CLASS           SERVICE CLASS
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $   52,615   $  5,981
    Net realized gain (loss) on investments..........      11,095      1,959        4,117         17
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     582,688     27,123      118,801        535
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     593,783     29,082      175,533      6,533
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   3,719,091    669,182    1,947,912    360,292
    Policyowners' surrenders.........................     (63,776)       (79)     (69,261)        --
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............   1,322,835     45,473    1,057,762     30,924
    Transfers between Investment Divisions...........     220,888      1,060        7,506         --
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,199,038    715,636    2,943,919    391,216
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   5,792,821    744,718    3,119,452    397,749
NET ASSETS:
    Beginning of year................................     744,718         --      397,749         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,537,539   $744,718   $3,517,201   $397,749
                                                       ==========   ========   ==========   ========


                                                            MAINSTAY VP           ALGER AMERICAN
                                                            LORD ABBETT                SMALL
                                                        DEVELOPING GROWTH--      CAPITALIZATION--
                                                           SERVICE CLASS          CLASS S SHARES
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $       --   $     --
    Net realized gain (loss) on investments..........          39        142        6,998         91
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     188,086        137      343,615      4,568
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     188,125        279      350,613      4,659
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   1,724,862    182,471    2,191,611    154,706
    Policyowners' surrenders.........................      (9,265)       (67)     (44,012)    (1,242)
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............     434,706      8,189      589,643     17,765
    Transfers between Investment Divisions...........      87,562      1,205      172,296         (3)
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   2,237,865    191,798    2,909,538    171,226
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   2,425,990    192,077    3,260,151    175,885
NET ASSETS:
    Beginning of year................................     192,077         --      175,885         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $2,618,067   $192,077   $3,436,036   $175,885
                                                       ==========   ========   ==========   ========

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                         MAINSTAY VP             MAINSTAY VP
                                 MAINSTAY VP            DREYFUS LARGE            EAGLE ASSET
         MAINSTAY VP          AMERICAN CENTURY             COMPANY               MANAGEMENT
           VALUE--            INCOME & GROWTH--            VALUE--             GROWTH EQUITY--
        SERVICE CLASS           SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ---------------------   ---------------------   ---------------------   ---------------------
       2004        2003        2004        2003        2004        2003        2004        2003
    ---------------------------------------------------------------------------------------------
    $   51,824   $  5,932   $   28,667   $  1,603   $   19,210   $  1,787   $      733   $    256
         7,471         12        6,007         --       11,886          2       (8,910)       205
            --         --           --         --           --         --           --         --
       357,158     16,056      107,559      5,925      180,674     11,465       49,429      9,698
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
       416,453     22,000      142,233      7,528      211,770     13,254       41,252     10,159
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     3,145,810    392,656    1,013,598    121,506    1,386,385    256,638    1,222,151    285,719
       (90,037)      (222)     (29,218)       (10)     (45,127)      (106)     (24,967)        --
       (11,991)        --           --         --           --         --           --         --
     1,568,172     54,613      618,249      5,278      664,960     40,005      398,470     19,204
       101,435       (360)      24,476         --       21,679        (30)     (29,700)     4,992
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     4,713,389    446,687    1,627,105    126,774    2,027,897    296,507    1,565,954    309,915
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     5,129,842    468,687    1,769,338    134,302    2,239,667    309,761    1,607,206    320,074
       468,687         --      134,302         --      309,761         --      320,074         --
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
    $5,598,529   $468,687   $1,903,640   $134,302   $2,549,428   $309,761   $1,927,280   $320,074
    ==========   ========   ==========   ========   ==========   ========   ==========   ========

                           COLONIAL
                          SMALL CAP
                          VALUE FUND        DREYFUS IP              FIDELITY(R)
          CALVERT          VARIABLE         TECHNOLOGY                  VIP
          SOCIAL           SERIES--          GROWTH--             CONTRAFUND(R)--
         BALANCED          CLASS B        SERVICE SHARES          SERVICE CLASS 2
    -------------------   ----------   ---------------------   ---------------------
      2004       2003      2004 (A)       2004        2003        2004        2003
    --------------------------------------------------------------------------------
    $ 15,372   $   496     $    576    $       --   $     --   $    2,418   $     --
         413        --           --       (23,966)        16        6,451        685
          --        --        3,762            --         --           --         --
      36,818       126          134       117,087      4,907      902,770     23,213
    --------   -------     --------    ----------   --------   ----------   --------
      52,603       622        4,472        93,121      4,923      911,639     23,898
    --------   -------     --------    ----------   --------   ----------   --------
     504,387    27,421      139,673     2,067,004    489,402    5,339,667    545,545
      (7,002)      (26)          --       (89,191)        --      (82,656)    (1,127)
          --        --           --            --         --       (6,383)        --
     339,307       637        1,004       686,387     31,690    2,546,661     90,162
      23,512        --       62,062       (43,239)    49,377      601,967      8,725
    --------   -------     --------    ----------   --------   ----------   --------
     860,204    28,032      202,739     2,620,961    570,469    8,399,256    643,305
    --------   -------     --------    ----------   --------   ----------   --------
     912,807    28,654      207,211     2,714,082    575,392    9,310,895    667,203
      28,654        --           --       575,392         --      667,203         --
    --------   -------     --------    ----------   --------   ----------   --------
    $941,461   $28,654     $207,211    $3,289,474   $575,392   $9,978,098   $667,203
    ========   =======     ========    ==========   ========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            FIDELITY(R)             FIDELITY(R)
                                                                VIP                     VIP
                                                          EQUITY-INCOME--            MID CAP--
                                                          SERVICE CLASS 2         SERVICE CLASS 2
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   13,411   $     --   $       --   $     --
    Net realized gain (loss) on investments..........       1,002        (50)       4,021      1,611
    Realized gain distribution received..............       3,495         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     501,120     30,311      919,761      7,699
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     519,028     30,261      923,782      9,310
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,095,100    446,750    4,005,735    169,218
    Policyowners' surrenders.........................     (69,458)       (10)     (77,160)        --
    Policyowners' annuity and death benefits.........      (8,999)        --      (20,471)        --
    Net transfers from (to) Fixed Account............   1,405,682     50,148    1,310,566     38,197
    Transfers between Investment Divisions...........     131,907      7,675      140,570      2,054
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,554,232    504,563    5,359,240    209,469
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   6,073,260    534,824    6,283,022    218,779
NET ASSETS:
    Beginning of year................................     534,824         --      218,779         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,608,084   $534,824   $6,501,801   $218,779
                                                       ==========   ========   ==========   ========

                                                          MFS(R)          NEUBERGER
                                                         UTILITIES         BERMAN
                                                         SERIES--        AMT MID-CAP
                                                       SERVICE CLASS   GROWTH--CLASS S
                                                       -------------   ---------------
                                                          2004(B)          2004(B)
                                                       -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $       --        $     --
    Net realized gain (loss) on investments..........          623             811
    Realized gain distribution received..............           --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      187,888          43,704
                                                        ----------        --------
      Net increase (decrease) in net assets resulting
        from operations..............................      188,511          44,515
                                                        ----------        --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,172,557         365,029
    Policyowners' surrenders.........................      (11,610)         (8,404)
    Policyowners' annuity and death benefits.........           --              --
    Net transfers from (to) Fixed Account............      537,719          58,898
    Transfers between Investment Divisions...........      250,408          58,717
                                                        ----------        --------
      Net contributions and (withdrawals)............    1,949,074         474,240
                                                        ----------        --------
        Increase (decrease) in net assets............    2,137,585         518,755
NET ASSETS:
    Beginning of year................................           --              --
                                                        ----------        --------
    End of year......................................   $2,137,585        $518,755
                                                        ==========        ========

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                 JANUS ASPEN
         JANUS ASPEN               SERIES
           SERIES                 WORLDWIDE          MFS(R) INVESTORS           MFS(R)
         BALANCED--               GROWTH--            TRUST SERIES--       RESEARCH SERIES--
       SERVICE SHARES          SERVICE SHARES          SERVICE CLASS         SERVICE CLASS
    ---------------------   ---------------------   -------------------   -------------------
       2004        2003        2004        2003       2004       2003       2004       2003
    -----------------------------------------------------------------------------------------
    $   90,124   $  3,917   $   14,452   $    220   $    495   $     --   $  1,662   $    --
         6,812         17          545          1        772         (1)     2,977        --
            --         --           --         --         --         --         --        --
       214,370      4,343       99,259      4,997     48,946        898     59,068     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
       311,306      8,277      114,256      5,218     50,213        897     63,707     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
     2,908,693    374,031    1,371,803    101,928    439,210     13,515    467,710    28,904
       (63,159)        --      (21,480)    (1,121)    (8,254)    (1,041)    (5,927)       --
       (63,311)        --           --         --         --         --         --        --
     1,207,782     72,149      457,951     17,974     59,038      5,446     73,671     5,353
        79,513      5,314       42,434      1,459     19,358        261     (2,704)       --
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,069,518    451,494    1,850,708    120,240    509,352     18,181    532,750    34,257
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,380,824    459,771    1,964,964    125,458    559,565     19,078    596,457    35,845
       459,771         --      125,458         --     19,078         --     35,845        --
    ----------   --------   ----------   --------   --------   --------   --------   -------
    $4,840,595   $459,771   $2,090,422   $125,458   $578,643   $ 19,078   $632,302   $35,845
    ==========   ========   ==========   ========   ========   ========   ========   =======

                                    VAN ECK               VAN KAMPEN               VICTORY
        T. ROWE PRICE              WORLDWIDE                  UIF                    VIF
        EQUITY INCOME                HARD              EMERGING MARKETS      DIVERSIFIED STOCK--
        PORTFOLIO--II               ASSETS             EQUITY--CLASS II        CLASS A SHARES
    ----------------------   ---------------------   ---------------------   -------------------
       2004         2003        2004        2003        2004        2003           2004(B)
    --------------------------------------------------------------------------------------------
    $    86,032   $  2,101   $      501   $    --    $    6,935   $     --        $  4,280
         11,815     (9,025)      10,119         2         2,679          4           5,576
        180,673         --           --        --            --         --              --
        698,849     43,418      239,556     5,114       397,784      6,945          41,084
    -----------   --------   ----------   -------    ----------   --------        --------
        977,369     36,494      250,176     5,116       407,398      6,949          50,940
    -----------   --------   ----------   -------    ----------   --------        --------
      5,595,229    567,908    1,434,839    84,229     1,615,278    114,445         410,734
        (86,133)      (226)     (29,942)      (99)      (25,530)        --          (8,253)
        (32,154)        --           --        --            --         --              --
      2,665,673     80,838      404,470     8,936       378,656      4,817         393,464
        672,588       (577)     126,926        --         5,022      1,227         (38,137)
    -----------   --------   ----------   -------    ----------   --------        --------
      8,815,203    647,943    1,936,293    93,066     1,973,426    120,489         757,808
    -----------   --------   ----------   -------    ----------   --------        --------
      9,792,572    684,437    2,186,469    98,182     2,380,824    127,438         808,748
        684,437         --       98,182        --       127,438         --              --
    -----------   --------   ----------   -------    ----------   --------        --------
    $10,477,009   $684,437   $2,284,651   $98,182    $2,508,262   $127,438        $808,748
    ===========   ========   ==========   =======    ==========   ========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity, MainStay Elite Variable Annuity and LifeStages(R) Premium Plus Elite Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Liberty Variable Investment Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class(1)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--
  Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(2)
MainStay VP S&P 500 Index--Service Class(3)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income &
  Growth--Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth Equity--Service Class
(2) Formerly known as MainStay VP Equity Income--Service Class
(3) Formerly known as MainStay VP Indexed Equity--Service Class

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of Separate Account-IV are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Number of shares............................................         537              220            4,517
Identified cost.............................................      $7,308           $4,487           $4,517


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Number of shares............................................         658              592              603
Identified cost.............................................      $7,368          $13,517           $5,928

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Purchases...................................................      $6,821           $4,007           $9,638
Proceeds from sales.........................................         200              157            6,169


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Purchases...................................................      $6,704          $12,340           $5,303
Proceeds from sales.........................................          39               15              104

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
           116              720              399            2,180              460              379              748
        $2,203           $7,808           $4,322          $21,494           $5,756           $4,422           $7,353

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
           211              341              166              227              174              290               171
        $3,398           $5,225           $1,790           $2,357           $1,868           $2,430            $3,088

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
        $1,943           $6,980           $4,113          $18,880           $5,262           $3,988           $6,461
            54              159              178              480               32               39               91

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
        $3,081           $4,829           $1,732           $2,195           $1,721           $2,284            $2,982
            84               63               76              147              154               47                72

--------------------------------------------------------------------------------

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Number of shares.........................................          503                   12                   382
Identified cost..........................................         $905                 $207                $3,167

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Number of shares.........................................           42                   105                  29
Identified cost..........................................         $572                $1,950                $475

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Purchases................................................         $894                 $207                $2,877
Proceeds from sales......................................           18                   --                   256

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Purchases................................................         $577                $1,967                $483
Proceeds from sales......................................           43                    18                   9

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
            379                263                218                192                 79                32
         $9,052             $6,077             $5,574             $4,622             $1,986              $529

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
            470                124                227                74
         $9,735             $2,040             $2,104              $768

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
         $8,438             $5,585             $5,392             $4,322             $1,936              $521
             36                 13                 33                162                 71                11

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
         $9,365             $2,010             $2,002              $854
            283                 73                 22                92

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, there is a lower surrender charge. For LifeStages(R) Premium Plus Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies and 1.90% for LifeStages(R) Premium Plus Elite Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded with policyholders' surrenders in the accompanying statement of changes in net assets.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2004 and the period June 10, 2003 to December 31, 2003 were as follows:

                                                         MAINSTAY VP                       MAINSTAY VP
                                        MAINSTAY VP        CAPITAL        MAINSTAY VP        COMMON
                                          BOND--       APPRECIATION--         CASH           STOCK--
                                       SERVICE CLASS    SERVICE CLASS      MANAGEMENT     SERVICE CLASS
                                       -------------   ---------------   --------------   -------------
                                       2004    2003     2004     2003     2004    2003    2004    2003
                                       ----------------------------------------------------------------
Units issued.........................   624     65      368       59      7,966   1,357    166     29
Units redeemed.......................   (11)    --      (16)      --     (4,539)  (310)     (3)    --
                                        ---     --      ---       --     ------   -----    ---     --
  Net increase (decrease)............   613     65      352       59      3,427   1,047    163     29
                                        ===     ==      ===       ==     ======   =====    ===     ==


                                        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                          MID CAP         MID CAP         S&P 500         SMALL CAP
                                         GROWTH--         VALUE--         INDEX--         GROWTH--
                                       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                       -------------   -------------   --------------   -------------
                                       2004    2003    2004    2003     2004    2003    2004    2003
                                       ----------------------------------------------
Units issued.........................   542     88      557     65     1,084     110     461     64
Units redeemed.......................    (9)    --      (12)    --       (14)     --      (6)    --
                                        ---     --      ---     --     -----     ---     ---     --
  Net increase (decrease)............   533     88      545     65     1,070     110     455     64
                                        ===     ==      ===     ==     =====     ===     ===     ==

                                        MAINSTAY VP         ALGER                           COLONIAL
                                        LORD ABBETT        AMERICAN                         SMALL CAP
                                        DEVELOPING          SMALL           CALVERT        VALUE FUND
                                         GROWTH--      CAPITALIZATION--     SOCIAL          VARIABLE
                                       SERVICE CLASS    CLASS S SHARES     BALANCED      SERIES--CLASS B
                                       -------------   ----------------   -----------   -----------------
                                       2004    2003     2004     2003     2004   2003        2004(A)
                                       ------------------------------------------------------------------
Units issued.........................   212     18      253       16       82      3           20
Units redeemed.......................    (1)    --       (4)      --       (1)    --           --
                                        ---     --      ---       --       --     --           --
  Net increase (decrease)............   211     18      249       16       81      3           20
                                        ===     ==      ===       ==       ==     ==           ==

                                        Janus Aspen
                                           Series           MFS(R)           MFS(R)            MFS(R)
                                         WORLDWIDE        INVESTORS         RESEARCH         UTILITIES
                                          GROWTH--      TRUST SERIES--      SERIES--          SERIES--
                                       SERVICE SHARES   SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
                                       --------------   --------------   --------------   ----------------
                                       2004     2003    2004     2003    2004     2003        2004(b)
                                       -------------------------------------------------------------------
Units issued.........................   177      12       48       2       50       3           164
Units redeemed.......................    (2)     --       (1)     --       (1)     --            (1)
                                        ---      --       --      --       --      --           ---
  Net increase (decrease)............   175      12       47       2       49       3           163
                                        ===      ==       ==      ==       ==      ==           ===

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                       MainStay VP       MainStay VP
     MainStay VP     MainStay VP       High Yield       International     MainStay VP
    Convertible--   Government--    Corporate Bond--      Equity--      Mid Cap Core--
    Service Class   Service Class     Service Class     Service Class    Service Class
    -------------   -------------   -----------------   -------------   ---------------
    2004    2003    2004    2003     2004      2003     2004    2003     2004     2003
    -----------------------------------------------------------------------------------
     628     91      375     38      1,601      276      442     48      339       45
     (15)    --       (5)    --        (94)      --       (4)    --       (4)      --
     ---     --      ---     --      -----      ---      ---     --      ---       --
     613     91      370     38      1,507      276      438     48      335       45
     ===     ==      ===     ==      =====      ===      ===     ==      ===       ==

                                       MAINSTAY VP
                                        AMERICAN       MAINSTAY VP      MAINSTAY VP
                                         CENTURY      DREYFUS LARGE     EAGLE ASSET
      MAINSTAY VP      MAINSTAY VP      INCOME &         COMPANY        MANAGEMENT
    TOTAL RETURN--       VALUE--        GROWTH--         VALUE--      GROWTH EQUITY--
     SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
    ---------------   -------------   -------------   -------------   ---------------
     2004     2003    2004    2003    2004    2003    2004    2003     2004     2003
    ---------------------------------------------------------------------------------
     280       37      413     41      148     13      190     29       164      30
      (6)      --       (9)    --       (3)    --       (4)    --        (6)     --
     ---       --      ---     --      ---     --      ---     --       ---      --
     274       37      404     41      145     13      186     29       158      30
     ===       ==      ===     ==      ===     ==      ===     ==       ===      ==

      DREYFUS IP                                                              JANUS ASPEN
      TECHNOLOGY      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP       SERIES
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------------------------
      255      51       729      60       505      49       438      19       388      43
      (13)     --        (7)     --        (7)     --        (7)     --       (11)     --
      ---      --       ---      --       ---      --       ---      --       ---      --
      242      51       722      60       498      49       431      19       377      43
      ===      ==       ===      ==       ===      ==       ===      ==       ===      ==

    NEUBERGER                                     VAN KAMPEN          VICTORY
    BERMAN AMT                     VAN ECK            UIF               VIF
     MID-CAP     T. ROWE PRICE    WORLDWIDE    EMERGING MARKETS     DIVERSIFIED
     GROWTH--    EQUITY INCOME      HARD           EQUITY--           STOCK--
     CLASS S     PORTFOLIO--II     ASSETS          CLASS II        CLASS A SHARES
    ----------   -------------   -----------   -----------------   --------------
     2004(B)     2004    2003    2004   2003    2004      2003        2004(B)
    -----------------------------------------------------------------------------
        45        763     61     155      9      164        11           76
        (1)       (10)    --      (2)    --       (2)       --           (4)
        --        ---     --     ---     --      ---       ---           --
        44        753     61     153      9      162        11           72
        ==        ===     ==     ===     ==      ===       ===           ==

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004 and 2003:


                                                                           MAINSTAY VP
                                                         MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                           BOND--        APPRECIATION--         CASH
                                                        SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $7,140   $  661   $4,718   $  653   $4,517   $1,048
Units Outstanding..................................       678       65      411       59    4,474    1,047
Variable Accumulation Unit Value...................    $10.53   $10.14   $11.49   $11.06   $ 1.01   $ 1.00
Total Return.......................................      3.8%     1.4%     3.9%    10.6%     0.8%     0.1%
Investment Income Ratio............................      5.9%    24.1%     0.1%     0.9%     0.9%     0.4%


                                                         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                           MID CAP           MID CAP           MID CAP
                                                           CORE--           GROWTH--           VALUE--
                                                        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $4,966   $  482   $8,646   $1,001   $8,089   $  731
Units Outstanding..................................       380       45      621       88      610       65
Variable Accumulation Unit Value...................    $13.06   $10.72   $13.92   $11.38   $13.26   $11.31
Total Return.......................................     21.9%     7.2%    22.3%    13.8%    17.2%    13.1%
Investment Income Ratio............................      0.6%     2.4%       --       --     1.3%     5.7%


                                                        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
                                                       DREYFUS LARGE      EAGLE ASSET        LORD ABBETT
                                                          COMPANY          MANAGEMENT        DEVELOPING
                                                          VALUE--       GROWTH EQUITY--       GROWTH--
                                                       SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
                                                       --------------   ----------------   ---------------
                                                        2004    2003     2004      2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $2,549   $ 310   $1,927    $ 320    $2,618   $  192
Units Outstanding..................................       215      29      188       30       229       18
Variable Accumulation Unit Value...................    $11.87   $10.69  $10.25    $10.52   $11.44   $10.83
Total Return.......................................     11.1%    6.9%    (2.6%)    5.2%      5.6%     8.3%
Investment Income Ratio............................      1.3%    4.9%     0.1%     0.8%        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                                                            MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004      2003     2004     2003
    ----------------------------------------------------------------------------------------
    $2,375   $  321   $8,095   $  993   $4,236   $  378   $21,542   $2,970   $6,482   $  542
       192       29      704       91      408       38     1,783     276       486       48
    $12.34   $11.15   $11.50   $10.87   $10.39   $10.08   $ 12.08   $10.74   $13.33   $11.39
     10.6%    11.5%     5.9%     8.7%     3.1%     0.8%     12.5%    7.4%     17.1%    13.9%
      2.0%     6.3%     3.1%    14.8%     6.8%    24.9%     12.0%   42.9%      1.5%    12.1%

                                                                                MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP                                         AMERICAN CENTURY
        S&P 500           SMALL CAP        MAINSTAY VP       MAINSTAY VP         INCOME &
        INDEX--           GROWTH--       TOTAL RETURN--        VALUE--           GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ---------------   -----------------
     2004      2003     2004     2003     2004     2003     2004     2003     2004      2003
    ------------------------------------------------------------------------------------------
    $14,415   $1,224   $6,538   $  745   $3,517   $  398   $5,599   $  469   $1,904    $  134
      1,180      110      519       64      311       37      445       41      158        13
    $ 12.21   $11.08   $12.61   $11.55   $11.32   $10.67   $12.57   $11.33   $12.06    $10.73
      10.2%    10.8%     9.1%    15.5%     6.1%     6.7%    11.0%    13.3%    12.4%      7.3%
       2.6%     9.1%       --       --     2.7%    13.8%     1.7%    10.8%     3.5%      7.7%

                                             COLONIAL
                                            SMALL CAP
     ALGER AMERICAN                         VALUE FUND       DREYFUS IP
          SMALL             CALVERT          VARIABLE        TECHNOLOGY      FIDELITY(R) VIP
    CAPITALIZATION--        SOCIAL           SERIES--         GROWTH--       CONTRAFUND(R)--
     CLASS S SHARES        BALANCED          CLASS B       SERVICE SHARES    SERVICE CLASS 2
    -----------------   ---------------   --------------   ---------------   ---------------
     2004      2003      2004     2003       2004(A)        2004     2003     2004     2003
    ----------------------------------------------------------------------------------------
    $3,436    $  176    $  941   $   29       $  207       $3,289   $  575   $9,978   $  667
       265        16        84        3           20          293       51      782       60
    $12.95    $11.14    $11.19   $10.34       $10.27       $11.21   $11.18   $12.76   $11.08
     16.3%     11.4%      8.3%     3.4%         2.7%         0.2%    11.8%    15.2%    10.8%
        --        --      3.2%    13.0%         3.3%           --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                              JANUS ASPEN
                                                         FIDELITY(R)       JANUS ASPEN          SERIES
                                    FIDELITY(R) VIP          VIP             SERIES            WORLDWIDE
                                    EQUITY-INCOME--       MID CAP--        BALANCED--          GROWTH--
                                    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
                                    ----------------   ---------------   ---------------   -----------------
                                     2004      2003     2004     2003     2004     2003      2004      2003
                                    ------------------------------------------------------------------------
Net Assets........................  $ 6,608   $  535   $6,502   $  219   $4,841   $  460   $  2,090   $  125
Units Outstanding.................      547       49      450       19      420       43        187       12
Variable Accumulation Unit
  Value...........................  $ 12.09   $10.87   $14.45   $11.59   $11.52   $10.64   $  11.20   $10.72
Total Return......................    11.2%     8.7%    24.7%    15.9%     8.3%     6.4%       4.5%     7.2%
Investment Income Ratio...........     0.4%       --       --       --     3.3%     7.2%       1.3%     1.4%

                                         MFS(R)            MFS(R)                                NEUBERGER
                                       INVESTORS          RESEARCH             MFS(R)            BERMAN AMT
                                     TRUST SERIES--       SERIES--       UTILITIES SERIES--   MID-CAP GROWTH--
                                     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS          CLASS S
                                    ----------------   ---------------   ------------------   ----------------
                                     2004      2003     2004     2003         2004(B)             2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $   579   $   19   $  632   $   36        $ 2,138             $   519
Units Outstanding.................       49        2       52        3            163                  44
Variable Accumulation Unit
  Value...........................  $ 11.79   $10.61   $12.27   $10.61        $ 13.14             $ 11.84
Total Return......................    11.1%     6.1%    15.6%     6.1%          31.4%               18.4%
Investment Income Ratio...........     0.2%       --     0.5%       --             --                  --

                                                                          VAN KAMPEN UIF        VICTORY VIF
                                     T. ROWE PRICE         VAN ECK           EMERGING           DIVERSIFIED
                                     EQUITY INCOME        WORLDWIDE      MARKETS EQUITY--         STOCK--
                                     PORTFOLIO--II       HARD ASSETS         CLASS II         CLASS A SHARES
                                    ----------------   ---------------   -----------------   -----------------
                                     2004      2003     2004     2003     2004      2003          2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $10,477   $  684   $2,285   $   98   $2,508    $  127         $   809
Units Outstanding.................      814       61      162        9      173        11              72
Variable Accumulation Unit
  Value...........................  $ 12.88   $11.24   $14.11   $11.38   $14.48    $11.77         $ 11.17
Total Return......................    14.6%    12.4%    24.0%    13.8%    23.0%     17.7%           11.7%
Investment Income Ratio...........     1.6%     2.2%     0.1%       --     0.6%        --            1.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Cash Management, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Calvert Social Balanced, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-IV) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York

February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                          PROSPECTUS DATED MAY 1, 2005


                                      FOR

                        MAINSTAY ELITE VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     This Prospectus describes the individual flexible premium MainStay Elite Variable Annuity policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or annuitant dies before Income Payments have commenced.


     The MainStay Elite Variable Annuity Policy differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable regardless of market performance.


     NYLIAC offers an individual single premium version of the MainStay Elite Variable Annuity policies in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington. The single premium version is described in Appendix 1 of this Prospectus. The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:


          1) You can only make one premium payment;

          2) There is a different surrender charge schedule; and

          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies and $10,000 for policies issued to fund a Pension Plan.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy, which can be done in several ways. You can split your premium payments among a guaranteed interest option, the Dollar Cost Averaging Advantage Account and the 40 Investment Divisions listed below.



-    MainStay VP Balanced--Service Class
-    MainStay VP Basic Value (formerly MainStay VP Dreyfus Large
     Company Value)--Service Class
-    MainStay VP Bond--Service Class
-    MainStay VP Capital Appreciation--Service Class
-    MainStay VP Cash Management
-    MainStay VP Common Stock--Service Class
-    MainStay VP Convertible--Service Class
-    MainStay VP Developing Growth (formerly MainStay VP Lord
     Abbett Developing Growth)--Service Class
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government--Service Class
-    MainStay VP Growth (formerly MainStay VP Eagle Asset
     Management Growth Equity)--Service Class
-    MainStay VP High Yield Corporate Bond--Service Class
-    MainStay VP Income & Growth (formerly MainStay VP American
     Century Income & Growth)--Service Class
-    MainStay VP International Equity--Service Class
-    MainStay VP Mid Cap Core--Service Class
-    MainStay VP Mid Cap Growth--Service Class
-    MainStay VP Mid Cap Value--Service Class
-    MainStay VP S&P 500 Index--Service Class
-    MainStay VP Small Cap Growth--Service Class
-    MainStay VP Total Return--Service Class
-    MainStay VP Value--Service Class
-    Alger American Small Capitalization--Class S Shares
-    Calvert Social Balanced
-    Colonial Small Cap Value Fund, Variable Series--Class B
-    Dreyfus IP Technology Growth--Service Shares
-    Fidelity(R) VIP Contrafund(R)--Service Class 2
-    Fidelity(R) VIP Equity-Income--Service Class 2
-    Fidelity(R) VIP Mid Cap--Service Class 2
-    Janus Aspen Series Balanced--Service Shares
-    Janus Aspen Series Worldwide Growth--Service Shares
-    MFS(R) Investors Trust Series--Service Class
-    MFS(R) Research Series--Service Class
-    MFS(R) Utilities Series--Service Class
-    Neuberger Berman AMT Mid-Cap Growth--Class S
-    Royce Micro-Cap Portfolio
-    Royce Small-Cap Portfolio
-    T. Rowe Price Equity Income Portfolio--II
-    Van Eck Worldwide Hard Assets
-    Van Kampen UIF Emerging Markets Equity--Class II
-    Victory VIF Diversified Stock--Class A Shares


     WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF THESE VARIABLE INVESTMENT DIVISIONS. DEPENDING ON MARKET CONDITIONS, YOU CAN MAKE OR LOSE MONEY IN ANY OF THE INVESTMENT DIVISIONS.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Royce Capital Fund, The Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.



     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               TABLE OF CONTENTS


                                           PAGE
                                           ----
DEFINITIONS..............................    3
TABLE OF FEES AND EXPENSES...............    5
  Examples...............................    9
QUESTIONS AND ANSWERS ABOUT MAINSTAY
  ELITE VARIABLE ANNUITY.................   18
  How Do I Contact NYL Annuity Service
    Center or NYLIAC?....................   22
FINANCIAL STATEMENTS.....................   22
CONDENSED FINANCIAL INFORMATION..........   23
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   25
  New York Life Insurance and Annuity
    Corporation..........................   25
  The Separate Account...................   25
  The Portfolios.........................   25
  Additions, Deletions or Substitutions
    of Investments.......................   28
  Reinvestment...........................   28
THE POLICIES.............................   28
  Selecting the Variable Annuity That's
    Right for You........................   28
  Qualified and Non-Qualified Policies...   31
  Policy Application and Premium
    Payments.............................   31
  Payments Returned for Insufficient
    Funds................................   32
  Your Right to Cancel ("Free Look").....   32
  Issue Ages.............................   33
  Transfers..............................   33
  Limits on Transfers....................   33
  Procedures for Telephone/Web
    Transactions.........................   35
  Dollar Cost Averaging (DCA) Programs...   35
    (a) Traditional Dollar Cost
         Averaging.......................   36
    (b) The DCA Advantage Account........   36
  Automatic Asset Reallocation...........   37
  Interest Sweep.........................   38
  Accumulation Period....................   38
    (a) Crediting of Premium  Payments...   38
    (b) Valuation of Accumulation
         Units...........................   38
  Riders.................................   38
    (a) Living Needs Benefit Rider.......   39
    (b) Unemployment Benefit  Rider......   39
    (c) Investment Protection Plan Rider
        (optional).......................   39
    (d) Enhanced Beneficiary Benefit
        Rider (optional).................   40
    (e) Enhanced Spousal Continuance
        Rider (optional).................   42
    (f) Annual Death Benefit Reset Rider
        (optional).......................   42
  Policyowner Inquiries..................   44
  Records and Reports....................   44
CHARGES AND DEDUCTIONS...................   44
  Surrender Charges......................   44
  Amount of Surrender Charge.............   45



                                           PAGE
                                           ----
  Exceptions to Surrender Charges........   45
  Mortality and Expense Risk and
    Administrative Costs Charge..........   45
OTHER CHARGES............................   47
    (a) Policy Service Charge............   47
    (b) Fund Charges.....................   48
    (c) Investment Protection Plan Rider
        Charge (optional)................   48
    (d) Rider Risk Charge Adjustment
        (optional).......................   48
    (e) Enhanced Beneficiary Benefit
        Rider Charge (optional)..........   48
    (f) Annual Death Benefit Reset Rider
        Charge (optional)................   49
    (g) Transfer Fees....................   49
  Group and Sponsored Arrangements.......   49
  Taxes..................................   49
DISTRIBUTIONS UNDER THE POLICY...........   50
  Surrenders and Withdrawals.............   50
    (a) Surrenders.......................   50
    (b) Partial Withdrawals..............   50
    (c) Periodic Partial Withdrawals.....   50
    (d) Hardship Withdrawals.............   51
  Required Minimum Distribution Option...   51
  Our Right to Cancel....................   51
  Annuity Commencement Date..............   51
  Death Before Annuity Commencement......   51
  Income Payments........................   52
    (a) Election of Income Payment
         Options.........................   52
    (b) Proof of Survivorship............   52
  Delay of Payments......................   53
  Designation of Beneficiary.............   53
  Restrictions Under Code Section
    403(b)(11)...........................   53
THE FIXED ACCOUNT........................   54
  (a) Interest Crediting.................   54
  (b) Transfers to the Investment
       Divisions.........................   54
THE DCA ADVANTAGE ACCOUNT................   54
FEDERAL TAX MATTERS......................   54
  Introduction...........................   54
  Taxation of Annuities in General.......   55
  Qualified Policies.....................   56
    (a) Code Section 403(b) Plans........   56
    (b) Individual Retirement
         Annuities.......................   56
    (c) Roth Individual Retirement
         Annuities.......................   56
    (d) Inherited IRAs...................   56
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS...........................   57
VOTING RIGHTS............................   57
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI").........   58
APPENDIX 1...............................  A-1



THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS


ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.


ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value and the DCA Accumulation Value of a policy.

ADJUSTED PREMIUM PAYMENT--The total dollar amount of premium payments made under the policy and initially allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the Policy.


ALLOCATION ALTERNATIVES--The Fixed Account and the Investment Divisions of the Separate Account.


ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.


ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.


BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE ACCOUNT--The 6-month period account from which you are permitted to transfer amounts to the Investment Divisions proportionally on a monthly basis.


DCA ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and an annual policy service charge that may already have been assessed. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.


ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.


FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.


FIXED ACCUMULATION VALUE--The sum of all premium payments allocated to the Fixed Account plus interest credited on those premium payments, less any transfer or partial withdrawals from the Fixed Account, and less any surrender charges, rider charges and policy service charges deducted from the Fixed Account.


FUND--An open-end management investment company.


INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.


INVESTMENT DIVISION--The variable investment options of the Separate Account available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.



NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.(1)

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

---------------
(1) For single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.


POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-IV, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.


VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Surrender Charge                                          Current and Guaranteed Maximum: 8% of the amount
 (as a % of amount withdrawn)                              withdrawn(1)
 -----------------------------------------------------------------------------------------------------------------
 Transfer Fee                                              Current and Guaranteed Maximum: $30 per transfer for
                                                           each transfer over 12 in a Policy Year
 -----------------------------------------------------------------------------------------------------------------

(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Payment Year 4; 6%
 during Payment Year 5; 5% during Payment Year 6; 4% during Payment Year 7; 3% during Payment Year 8; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


 -----------------------------------------------------------------------------------------------------------------
                         CHARGE                            AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                              $30 per policy for policies with less than $100,000
                                                           Accumulation Value
 -----------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk and Administrative Costs       Current and Guaranteed Maximum: 1.70% (annualized) of
 Charge                                                    the Adjusted Premium Payments allocated to the
                                                           Investment Divisions and the DCA Advantage Account,
                                                           deducted on a quarterly basis. A pro-rata portion of
                                                           the charge will be deducted on the date the policy is
                                                           surrendered and upon payment of death benefit proceeds
                                                           based on the Accumulation Value.
 -----------------------------------------------------------------------------------------------------------------
 Optional Riders
   - Investment Protection Plan ("IPP") Rider Charge       Current: 0.45% (annualized) of the amount that is
                                                           guaranteed, under this rider, deducted on a quarterly
                                                           basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the amount
                                                           that is guaranteed, under this rider, deducted on a
                                                           quarterly basis.
 -----------------------------------------------------------------------------------------------------------------
   - Rider Risk Adjustment Charge                          Current: Contact your registered representative.(1)
    (Charge for cancellation of the Investment
   Protection Plan Rider.)                                 Guaranteed Maximum: 2.00% (annualized) of the amount
                                                           that is guaranteed.
 -----------------------------------------------------------------------------------------------------------------
   - Enhanced Beneficiary Benefit ("EBB") Rider Charge     Current: 0.30% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
 -----------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
   - Annual Death Benefit Reset Rider Charge               Current: If oldest Owner or Annuitant is age 65 or
                                                           younger 0.30% (annualized) of the Reset Value(2) as of
                                                           the last policy Anniversary (or as of the Policy Date
                                                           if within the first Policy Year), deducted quarterly.



                                                           If Oldest Owner or Annuitant is age 66 to 75 inclusive
                                                           0.35% (annualized) of the Reset Value as of the last
                                                           Policy Anniversary (or as of the Policy Date if within
                                                           the first Policy Year), deducted quarterly.



                                                           Guaranteed Maximum: 1.00% of the Reset Value as of the
                                                           last Policy Anniversary (or as of the Policy Date if
                                                           within the first Policy Year), deducted quarterly.


(1) Contact your registered representative to determine the percentage We are currently charging before you select this feature.


(2) For a detailed explanation of the term "Reset Value," see "THE POLICIES--Riders--Annual Death Benefit Reset Rider."


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.



              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



------------------------------------------
                        MINIMUM    MAXIMUM
------------------------------------------
 Expenses that are
   deducted from the
   Investment
   Division assets,
   including
   management fees,
   12b-1 fees,
   administration
   fees and other
   expenses as of
   12/31/04             0.55%      2.06%



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



                      TOTAL ANNUAL FUND OPERATING EXPENSES



  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                             ADVISORY     ADMINISTRATION                   OTHER       ANNUAL
                           FUND                                FEE             FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced--Service Class                         0.55%           0.20%           0.25%        0.11%(b)    1.11%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value*--Service Class                     0.60%(c)        0.20%           0.25%        0.16%       1.21%(c)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Bond--Service Class                             0.25%           0.20%           0.25%        0.09%       0.79%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Capital Appreciation--Service Class             0.36%           0.20%           0.25%        0.09%       0.90%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Cash Management                                 0.25%           0.20%           0.00%        0.10%       0.55%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock--Service Class                     0.25%           0.20%           0.25%        0.08%       0.78%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible--Service Class                      0.36%           0.20%           0.25%        0.10%       0.91%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Developing Growth**--Service Class              0.60%           0.20%           0.25%        0.28%       1.33%(d)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Floating Rate--Service Class                    0.40%           0.20%           0.25%        0.19%(b)    1.04%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Government--Service Class                       0.30%           0.20%           0.25%        0.09%       0.84%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Growth***--Service Class                        0.50%           0.20%           0.25%        0.15%       1.10%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate Bond--Service Class        0.30%           0.20%           0.25%        0.09%       0.84%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Income & Growth****--Service Class              0.50%           0.20%           0.25%        0.20%       1.15%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity--Service Class             0.60%           0.20%           0.25%        0.19%       1.24%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Core--Service Class                     0.85%(e)        0.00%           0.25%        0.19%       1.29%(f)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth--Service Class                   0.75%(e)        0.00%           0.25%        0.13%       1.13%(g)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Value--Service Class                    0.70%(e)        0.00%           0.25%        0.11%       1.06%(h)
  -----------------------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                             ADVISORY     ADMINISTRATION                   OTHER       ANNUAL
                           FUND                                FEE             FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index--Service Class                    0.10%           0.20%           0.25%        0.09%       0.64%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap Growth--Service Class                 0.90%(e)        0.00%           0.25%        0.14%       1.29%(i)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return--Service Class                     0.32%           0.20%           0.25%        0.10%       0.87%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Value--Service Class                            0.36%           0.20%           0.25%        0.09%       0.90%
  -----------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization--Class S Shares         0.85%           0.00%           0.25%        0.12%       1.22%
  -----------------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced                                     0.425%          0.275%          0.00%        0.21%       0.91%
  -----------------------------------------------------------------------------------------------------------------------------
  Colonial Small Cap Value Fund, Variable Series--Class B     0.80%           0.00%           0.25%(j)     0.17%       1.22%(j)
  -----------------------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth--Service Shares                0.75%           0.00%           0.25%        0.10%       1.10%
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Contrafund(R)--Service Class 2              0.57%           0.00%           0.25%        0.11%       0.93%(k)
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity-Income--Service Class 2              0.47%           0.00%           0.25%        0.11%       0.83%(l)
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Mid Cap--Service Class 2                    0.57%           0.00%           0.25%        0.14%       0.96%(m)
  -----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Balanced--Service Shares                 0.55%           0.00%           0.25%        0.01%       0.81%(n)
  -----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide Growth--Service Shares         0.60%           0.00%           0.25%        0.03%       0.88%(n)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series--Service Class                0.75%           0.00%           0.25%        0.11%       1.11%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series--Service Class                       0.75%           0.00%           0.25%        0.13%       1.13%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series--Service Class                      0.75%           0.00%           0.25%        0.14%       1.14%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Mid-Cap Growth--Class S                0.84%           0.00%           0.25%        0.08%       1.17%(p)
  -----------------------------------------------------------------------------------------------------------------------------
  Royce Micro-Cap Portfolio                                   1.25%           0.00%           0.00%        0.09%       1.34%
  -----------------------------------------------------------------------------------------------------------------------------
  Royce Small-Cap Portfolio                                   1.00%           0.00%           0.00%        0.14%       1.14%
  -----------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio--II                   0.85%           0.00%           0.25%        0.00%       1.10%(q)
  -----------------------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets                               1.00%           0.00%           0.00%        0.20%       1.20%
  -----------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity--Class II            1.25%           0.00%           0.35%        0.46%       2.06%(r)
  -----------------------------------------------------------------------------------------------------------------------------
  Victory VIF Diversified Stock--Class A Shares               0.30%           0.00%           0.25%        0.86%       1.41%(s)
  -----------------------------------------------------------------------------------------------------------------------------



   * Formerly MainStay VP Dreyfus Large Company Value



  ** Formerly MainStay VP Lord Abbett Developing Growth



 *** Formerly MainStay VP Eagle Asset Management Growth Equity



**** Formerly MainStay VP American Century Income & Growth



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (b) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.



 (c) NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2004, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 1.16% for Service Class Shares. This waiver may be discontinued at any time without notice.



 (d) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.40% of average daily net assets for Service Class Shares. These waivers and/or reimbursements may be discontinued at any time without notice.



 (e) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Portfolio.



 (f) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.23% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (g) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.22% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (h) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.06% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (i) Effective January 1, 2005, the Portfolio's Management Fee was reduced from 1.00% to 0.90%. NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.20% of average daily net assets for Service Class Shares. If NYLIM's waivers and/or reimbursements had been in effect for the year ending December 31, 2004, the Management Fee paid by the Portfolio would have been 0.81% and Total Portfolio Operating Expenses for the Portfolio would have been 1.20% for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (j) The Fund's adviser and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the adviser or distributor at any time.



 (k) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.91% for Service Class 2. These offsets may be discontinued at any time.



 (l) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.82% for Service Class 2. These offsets may be discontinued at any time.



 (m) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.



 (n) All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolio's management fees, effective July 1, 2004.



 (o) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.10% for Investors Trust Series, Service Class; 1.12% for Research Series, Service Class; and 1.13% for Utilities Series, Service Class.



 (p) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth (Class S) Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (q) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.



 (r) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The Portfolio distributor has also voluntarily agreed to waive a portion of its 12b-1 fee for Class II shares.



 (s) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.34%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

EXAMPLES


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, policy fees, mortality and expense risk and administrative costs charges, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $100,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.



     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                                   ANNUITIZED                                      SURRENDERED
                                                   YOUR POLICY                                     YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED
without any Riders..............  $1,030.40   $  905.30   $1,540.08   $3,244.06   $1,030.40   $1,670.34   $2,137.55   $3,244.06
with IPP Rider..................  $1,073.04   $1,041.24   $1,763.17   $3,670.41   $1,073.04   $1,795.99   $2,347.30   $3,670.41
with EBB Rider..................  $1,058.83   $  996.07   $1,689.27   $3,530.41   $1,058.83   $1,754.24   $2,277.82   $3,530.41
with ADBR Rider.................  $1,063.57   $1,011.14   $1,713.95   $3,577.32   $1,063.57   $1,768.17   $2,301.03   $3,577.32
with IPP & EBB Rider............  $1,101.47   $1,131.99   $1,912.34   $3,956.77   $1,101.47   $1,879.87   $2,487.56   $3,956.77
with IPP & ADBR Rider...........  $1,106.21   $1,147.07   $1,937.03   $4,003.67   $1,106.21   $1,893.81   $2,510.78   $4,003.67
with EBB & ADBR Rider...........  $1,092.00   $1,101.90   $1,863.14   $3,863.69   $1,092.00   $1,852.06   $2,441.30   $3,863.69
with All Riders.................  $1,134.64   $1,237.82   $2,086.20   $4,290.03   $1,134.64   $1,977.69   $2,651.03   $4,290.03
MAINSTAY VP BASIC VALUE
without any Riders..............  $1,039.90   $  935.70   $1,590.16   $3,340.74   $1,039.90   $1,698.44   $2,184.63   $3,340.74
with IPP Rider..................  $1,082.51   $1,071.22   $1,812.08   $3,762.44   $1,082.51   $1,823.70   $2,393.29   $3,762.44
with EBB Rider..................  $1,068.31   $1,026.20   $1,738.58   $3,623.98   $1,068.31   $1,782.08   $2,324.18   $3,623.98
with ADBR Rider.................  $1,073.04   $1,041.22   $1,763.13   $3,670.35   $1,073.04   $1,795.97   $2,347.27   $3,670.35
with IPP & EBB Rider............  $1,110.91   $1,161.70   $1,960.49   $4,045.66   $1,110.91   $1,907.33   $2,532.83   $4,045.66
with IPP & ADBR Rider...........  $1,115.64   $1,176.73   $1,985.04   $4,092.06   $1,115.64   $1,921.22   $2,555.91   $4,092.06
with EBB & ADBR Rider...........  $1,101.44   $1,131.71   $1,911.54   $3,953.60   $1,101.44   $1,879.61   $2,486.81   $3,953.60
with All Riders.................  $1,144.04   $1,267.21   $2,133.45   $4,375.29   $1,144.04   $2,004.86   $2,695.45   $4,375.29
MAINSTAY VP BOND
without any Riders..............  $  999.98   $  807.58   $1,378.37   $2,928.08   $  999.98   $1,580.02   $1,985.50   $2,928.08
with IPP Rider..................  $1,042.77   $  944.86   $1,605.22   $3,369.68   $1,042.77   $1,706.90   $2,198.79   $3,369.68
with EBB Rider..................  $1,028.51   $  899.24   $1,530.07   $3,224.66   $1,028.51   $1,664.74   $2,128.14   $3,224.66
with ADBR Rider.................  $1,033.26   $  914.46   $1,555.18   $3,273.25   $1,033.26   $1,678.80   $2,151.75   $3,273.25
with IPP & EBB Rider............  $1,071.29   $1,036.50   $1,756.90   $3,666.26   $1,071.29   $1,791.61   $2,341.42   $3,666.26
with IPP & ADBR Rider...........  $1,076.04   $1,051.73   $1,782.00   $3,714.84   $1,076.04   $1,805.69   $2,365.02   $3,714.84
with EBB & ADBR Rider...........  $1,061.78   $1,006.12   $1,706.89   $3,569.86   $1,061.78   $1,763.53   $2,294.39   $3,569.86
with All Riders.................  $1,104.56   $1,143.39   $1,933.70   $4,011.42   $1,104.56   $1,890.41   $2,507.66   $4,011.42
MAINSTAY VP CAPITAL APPRECIATION
without any Riders..............  $1,010.43   $  841.24   $1,434.21   $3,037.83   $1,010.43   $1,611.13   $2,038.00   $3,037.83
with IPP Rider..................  $1,053.17   $  978.05   $1,659.74   $3,474.13   $1,053.17   $1,737.59   $2,250.06   $3,474.13
with EBB Rider..................  $1,038.92   $  932.59   $1,585.04   $3,330.87   $1,038.92   $1,695.56   $2,179.82   $3,330.87
with ADBR Rider.................  $1,043.67   $  947.75   $1,609.98   $3,378.86   $1,043.67   $1,709.58   $2,203.27   $3,378.86
with IPP & EBB Rider............  $1,081.66   $1,069.40   $1,810.57   $3,767.17   $1,081.66   $1,822.02   $2,391.88   $3,767.17
with IPP & ADBR Rider...........  $1,086.41   $1,084.58   $1,835.54   $3,815.17   $1,086.41   $1,836.05   $2,415.35   $3,815.17
with EBB & ADBR Rider...........  $1,072.16   $1,039.11   $1,760.83   $3,671.91   $1,072.16   $1,794.02   $2,345.11   $3,671.91
with All Riders.................  $1,114.90   $1,175.92   $1,986.36   $4,108.21   $1,114.90   $1,920.48   $2,557.17   $4,108.21

                                                EXPENSES IF YOU
                                               DO NOT SURRENDER
                                                  YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP BALANCED
without any Riders..............  $295.69   $  905.30   $1,540.08   $3,244.06
with IPP Rider..................  $341.64   $1,041.24   $1,763.17   $3,670.41
with EBB Rider..................  $326.32   $  996.07   $1,689.27   $3,530.41
with ADBR Rider.................  $331.43   $1,011.14   $1,713.95   $3,577.32
with IPP & EBB Rider............  $372.28   $1,131.99   $1,912.34   $3,956.77
with IPP & ADBR Rider...........  $377.38   $1,147.07   $1,937.03   $4,003.67
with EBB & ADBR Rider...........  $362.07   $1,101.90   $1,863.14   $3,863.69
with All Riders.................  $408.02   $1,237.82   $2,086.20   $4,290.03
MAINSTAY VP BASIC VALUE
without any Riders..............  $305.93   $  935.70   $1,590.16   $3,340.74
with IPP Rider..................  $351.84   $1,071.22   $1,812.08   $3,762.44
with EBB Rider..................  $336.54   $1,026.20   $1,738.58   $3,623.98
with ADBR Rider.................  $341.64   $1,041.22   $1,763.13   $3,670.35
with IPP & EBB Rider............  $382.44   $1,161.70   $1,960.49   $4,045.66
with IPP & ADBR Rider...........  $387.55   $1,176.73   $1,985.04   $4,092.06
with EBB & ADBR Rider...........  $372.24   $1,131.71   $1,911.54   $3,953.60
with All Riders.................  $418.15   $1,267.21   $2,133.45   $4,375.29
MAINSTAY VP BOND
without any Riders..............  $262.91   $  807.58   $1,378.37   $2,928.08
with IPP Rider..................  $309.02   $  944.86   $1,605.22   $3,369.68
with EBB Rider..................  $293.65   $  899.24   $1,530.07   $3,224.66
with ADBR Rider.................  $298.77   $  914.46   $1,555.18   $3,273.25
with IPP & EBB Rider............  $339.75   $1,036.50   $1,756.90   $3,666.26
with IPP & ADBR Rider...........  $344.87   $1,051.73   $1,782.00   $3,714.84
with EBB & ADBR Rider...........  $329.50   $1,006.12   $1,706.89   $3,569.86
with All Riders.................  $375.61   $1,143.39   $1,933.70   $4,011.42
MAINSTAY VP CAPITAL APPRECIATION
without any Riders..............  $274.18   $  841.24   $1,434.21   $3,037.83
with IPP Rider..................  $320.23   $  978.05   $1,659.74   $3,474.13
with EBB Rider..................  $304.88   $  932.59   $1,585.04   $3,330.87
with ADBR Rider.................  $309.99   $  947.75   $1,609.98   $3,378.86
with IPP & EBB Rider............  $350.93   $1,069.40   $1,810.57   $3,767.17
with IPP & ADBR Rider...........  $356.04   $1,084.58   $1,835.54   $3,815.17
with EBB & ADBR Rider...........  $340.69   $1,039.11   $1,760.83   $3,671.91
with All Riders.................  $386.74   $1,175.92   $1,986.36   $4,108.21

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                                   ANNUITIZED                                      SURRENDERED
                                                   YOUR POLICY                                     YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP CASH MANAGEMENT
without any Riders..............  $  977.17   $  733.86   $1,255.66   $2,684.41   $  977.17   $1,511.87   $1,870.11   $2,684.41
with IPP Rider..................  $1,020.06   $  872.14   $1,485.34   $3,137.74   $1,020.06   $1,639.69   $2,086.08   $3,137.74
with EBB Rider..................  $1,005.76   $  826.20   $1,409.27   $2,988.88   $1,005.76   $1,597.22   $2,014.55   $2,988.88
with ADBR Rider.................  $1,010.53   $  841.52   $1,434.67   $3,038.76   $1,010.53   $1,611.39   $2,038.43   $3,038.76
with IPP & EBB Rider............  $1,048.65   $  964.47   $1,638.95   $3,442.21   $1,048.65   $1,725.04   $2,230.52   $3,442.21
with IPP & ADBR Rider...........  $1,053.41   $  979.82   $1,664.37   $3,492.08   $1,053.41   $1,739.22   $2,254.42   $3,492.08
with EBB & ADBR Rider...........  $1,039.12   $  933.86   $1,588.29   $3,343.22   $1,039.12   $1,696.74   $2,182.88   $3,343.22
with All Riders.................  $1,082.00   $1,072.15   $1,817.97   $3,796.54   $1,082.00   $1,824.57   $2,398.85   $3,796.54
MAINSTAY VP COMMON STOCK
without any Riders..............  $  999.03   $  804.51   $1,373.28   $2,918.03   $  999.03   $1,577.17   $1,980.70   $2,918.03
with IPP Rider..................  $1,041.82   $  941.83   $1,600.24   $3,360.12   $1,041.82   $1,704.10   $2,194.11   $3,360.12
with EBB Rider..................  $1,027.55   $  896.19   $1,525.05   $3,214.95   $1,027.55   $1,661.92   $2,123.42   $3,214.95
with ADBR Rider.................  $1,032.31   $  911.42   $1,550.18   $3,263.59   $1,032.31   $1,676.00   $2,147.04   $3,263.59
with IPP & EBB Rider............  $1,070.34   $1,033.52   $1,752.02   $3,657.03   $1,070.34   $1,788.85   $2,336.83   $3,657.03
with IPP & ADBR Rider...........  $1,075.09   $1,048.74   $1,777.13   $3,705.66   $1,075.09   $1,802.92   $2,360.43   $3,705.66
with EBB & ADBR Rider...........  $1,060.83   $1,003.11   $1,701.96   $3,560.51   $1,060.83   $1,760.75   $2,289.76   $3,560.51
with All Riders.................  $1,103.62   $1,140.42   $1,928.90   $4,002.56   $1,103.62   $1,887.67   $2,503.15   $4,002.56
MAINSTAY VP CONVERTIBLE
without any Riders..............  $1,011.39   $  844.30   $1,439.28   $3,047.76   $1,011.39   $1,613.96   $2,042.76   $3,047.76
with IPP Rider..................  $1,054.12   $  981.07   $1,664.69   $3,483.57   $1,054.12   $1,740.37   $2,254.71   $3,483.57
with EBB Rider..................  $1,039.88   $  935.62   $1,590.03   $3,340.48   $1,039.88   $1,698.37   $2,184.51   $3,340.48
with ADBR Rider.................  $1,044.62   $  950.79   $1,614.97   $3,388.41   $1,044.62   $1,712.38   $2,207.96   $3,388.41
with IPP & EBB Rider............  $1,082.61   $1,072.40   $1,815.45   $3,776.31   $1,082.61   $1,824.79   $2,396.47   $3,776.31
with IPP & ADBR Rider...........  $1,087.36   $1,087.56   $1,840.39   $3,824.24   $1,087.36   $1,838.81   $2,419.91   $3,824.24
with EBB & ADBR Rider...........  $1,073.11   $1,042.11   $1,765.72   $3,681.13   $1,073.11   $1,796.80   $2,349.71   $3,681.13
with All Riders.................  $1,115.84   $1,178.88   $1,991.14   $4,116.97   $1,115.84   $1,923.21   $2,561.66   $4,116.97
MAINSTAY VP DEVELOPING GROWTH
without any Riders..............  $1,051.31   $  972.12   $1,650.00   $3,455.51   $1,051.31   $1,732.10   $2,240.89   $3,455.51
with IPP Rider..................  $1,093.86   $1,107.13   $1,870.52   $3,871.66   $1,093.86   $1,856.90   $2,448.24   $3,871.66
with EBB Rider..................  $1,079.68   $1,062.26   $1,797.48   $3,735.03   $1,079.68   $1,815.42   $2,379.56   $3,735.03
with ADBR Rider.................  $1,084.41   $1,077.23   $1,821.88   $3,780.80   $1,084.41   $1,829.26   $2,402.50   $3,780.80
with IPP & EBB Rider............  $1,122.23   $1,197.28   $2,018.01   $4,151.17   $1,122.23   $1,940.22   $2,586.90   $4,151.17
with IPP & ADBR Rider...........  $1,126.96   $1,212.24   $2,042.39   $4,196.94   $1,126.96   $1,954.05   $2,609.83   $4,196.94
with EBB & ADBR Rider...........  $1,112.77   $1,167.38   $1,969.36   $4,060.32   $1,112.77   $1,912.58   $2,541.16   $4,060.32
with All Riders.................  $1,155.32   $1,302.39   $2,189.88   $4,476.46   $1,155.32   $2,037.37   $2,748.50   $4,476.46
MAINSTAY VP FLOATING RATE
without any Riders..............  $1,023.74   $  883.97   $1,504.89   $3,175.79   $1,023.74   $1,650.63   $2,104.46   $3,175.79
with IPP Rider..................  $1,066.42   $1,020.20   $1,728.79   $3,605.45   $1,066.42   $1,776.54   $2,314.98   $3,605.45
with EBB Rider..................  $1,052.19   $  974.94   $1,654.63   $3,464.36   $1,052.19   $1,734.71   $2,245.25   $3,464.36
with ADBR Rider.................  $1,056.93   $  990.05   $1,679.41   $3,511.65   $1,056.93   $1,748.67   $2,268.55   $3,511.65
with IPP & EBB Rider............  $1,094.87   $1,111.16   $1,878.53   $3,894.02   $1,094.87   $1,860.62   $2,455.77   $3,894.02
with IPP & ADBR Rider...........  $1,099.61   $1,126.26   $1,903.29   $3,941.27   $1,099.61   $1,874.58   $2,479.05   $3,941.27
with EBB & ADBR Rider...........  $1,085.38   $1,080.99   $1,829.13   $3,800.20   $1,085.38   $1,832.73   $2,409.33   $3,800.20
with All Riders.................  $1,128.06   $1,217.22   $2,053.02   $4,229.86   $1,128.06   $1,958.65   $2,619.84   $4,229.86

                                                EXPENSES IF YOU
                                               DO NOT SURRENDER
                                                  YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP CASH MANAGEMENT
without any Riders..............  $238.33   $  733.86   $1,255.66   $2,684.41
with IPP Rider..................  $284.54   $  872.14   $1,485.34   $3,137.74
with EBB Rider..................  $269.14   $  826.20   $1,409.27   $2,988.88
with ADBR Rider.................  $274.27   $  841.52   $1,434.67   $3,038.76
with IPP & EBB Rider............  $315.35   $  964.47   $1,638.95   $3,442.21
with IPP & ADBR Rider...........  $320.49   $  979.82   $1,664.37   $3,492.08
with EBB & ADBR Rider...........  $305.08   $  933.86   $1,588.29   $3,343.22
with All Riders.................  $351.30   $1,072.15   $1,817.97   $3,796.54
MAINSTAY VP COMMON STOCK
without any Riders..............  $261.88   $  804.51   $1,373.28   $2,918.03
with IPP Rider..................  $307.99   $  941.83   $1,600.24   $3,360.12
with EBB Rider..................  $292.62   $  896.19   $1,525.05   $3,214.95
with ADBR Rider.................  $297.74   $  911.42   $1,550.18   $3,263.59
with IPP & EBB Rider............  $338.73   $1,033.52   $1,752.02   $3,657.03
with IPP & ADBR Rider...........  $343.85   $1,048.74   $1,777.13   $3,705.66
with EBB & ADBR Rider...........  $328.48   $1,003.11   $1,701.96   $3,560.51
with All Riders.................  $374.59   $1,140.42   $1,928.90   $4,002.56
MAINSTAY VP CONVERTIBLE
without any Riders..............  $275.20   $  844.30   $1,439.28   $3,047.76
with IPP Rider..................  $321.25   $  981.07   $1,664.69   $3,483.57
with EBB Rider..................  $305.90   $  935.62   $1,590.03   $3,340.48
with ADBR Rider.................  $311.02   $  950.79   $1,614.97   $3,388.41
with IPP & EBB Rider............  $351.95   $1,072.40   $1,815.45   $3,776.31
with IPP & ADBR Rider...........  $357.06   $1,087.56   $1,840.39   $3,824.24
with EBB & ADBR Rider...........  $341.72   $1,042.11   $1,765.72   $3,681.13
with All Riders.................  $387.76   $1,178.88   $1,991.14   $4,116.97
MAINSTAY VP DEVELOPING GROWTH
without any Riders..............  $318.22   $  972.12   $1,650.00   $3,455.51
with IPP Rider..................  $364.07   $1,107.13   $1,870.52   $3,871.66
with EBB Rider..................  $348.79   $1,062.26   $1,797.48   $3,735.03
with ADBR Rider.................  $353.89   $1,077.23   $1,821.88   $3,780.80
with IPP & EBB Rider............  $394.64   $1,197.28   $2,018.01   $4,151.17
with IPP & ADBR Rider...........  $399.74   $1,212.24   $2,042.39   $4,196.94
with EBB & ADBR Rider...........  $384.45   $1,167.38   $1,969.36   $4,060.32
with All Riders.................  $430.31   $1,302.39   $2,189.88   $4,476.46
MAINSTAY VP FLOATING RATE
without any Riders..............  $288.51   $  883.97   $1,504.89   $3,175.79
with IPP Rider..................  $334.50   $1,020.20   $1,728.79   $3,605.45
with EBB Rider..................  $319.17   $  974.94   $1,654.63   $3,464.36
with ADBR Rider.................  $324.28   $  990.05   $1,679.41   $3,511.65
with IPP & EBB Rider............  $365.16   $1,111.16   $1,878.53   $3,894.02
with IPP & ADBR Rider...........  $370.27   $1,126.26   $1,903.29   $3,941.27
with EBB & ADBR Rider...........  $354.94   $1,080.99   $1,829.13   $3,800.20
with All Riders.................  $400.93   $1,217.22   $2,053.02   $4,229.86

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                                   ANNUITIZED                                      SURRENDERED
                                                   YOUR POLICY                                     YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP GOVERNMENT
without any Riders..............  $1,004.73   $  822.89   $1,403.78   $2,978.11   $1,004.73   $1,594.16   $2,009.39   $2,978.11
with IPP Rider..................  $1,047.49   $  959.95   $1,630.03   $3,417.29   $1,047.49   $1,720.85   $2,222.12   $3,417.29
with EBB Rider..................  $1,033.24   $  914.40   $1,555.09   $3,273.09   $1,033.24   $1,678.75   $2,151.66   $3,273.09
with ADBR Rider.................  $1,037.99   $  929.60   $1,580.12   $3,321.39   $1,037.99   $1,692.80   $2,175.19   $3,321.39
with IPP & EBB Rider............  $1,076.00   $1,051.47   $1,781.34   $3,712.28   $1,076.00   $1,805.45   $2,364.39   $3,712.28
with IPP & ADBR Rider...........  $1,080.75   $1,066.67   $1,806.37   $3,760.58   $1,080.75   $1,819.49   $2,387.93   $3,760.58
with EBB & ADBR Rider...........  $1,066.50   $1,021.13   $1,731.43   $3,616.38   $1,066.50   $1,777.40   $2,317.47   $3,616.38
with All Riders.................  $1,109.26   $1,158.19   $1,957.68   $4,055.56   $1,109.26   $1,904.09   $2,530.21   $4,055.56
MAINSTAY VP GROWTH
without any Riders..............  $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,234.34
with IPP Rider..................  $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,661.14
with EBB Rider..................  $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,521.01
with ADBR Rider.................  $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,567.96
with IPP & EBB Rider............  $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $3,947.84
with IPP & ADBR Rider...........  $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $3,994.78
with EBB & ADBR Rider...........  $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $3,854.64
with All Riders.................  $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,281.47
MAINSTAY VP HIGH YIELD BOND
without any Riders..............  $1,004.73   $  822.89   $1,403.78   $2,978.11   $1,004.73   $1,594.16   $2,009.39   $2,978.11
with IPP Rider..................  $1,047.49   $  959.95   $1,630.03   $3,417.29   $1,047.49   $1,720.85   $2,222.12   $3,417.29
with EBB Rider..................  $1,033.24   $  914.40   $1,555.09   $3,273.09   $1,033.24   $1,678.75   $2,151.66   $3,273.09
with ADBR Rider.................  $1,037.99   $  929.60   $1,580.12   $3,321.39   $1,037.99   $1,692.80   $2,175.19   $3,321.39
with IPP & EBB Rider............  $1,076.00   $1,051.47   $1,781.34   $3,712.28   $1,076.00   $1,805.45   $2,364.39   $3,712.28
with IPP & ADBR Rider...........  $1,080.75   $1,066.67   $1,806.37   $3,760.58   $1,080.75   $1,819.49   $2,387.93   $3,760.58
with EBB & ADBR Rider...........  $1,066.50   $1,021.13   $1,731.43   $3,616.38   $1,066.50   $1,777.40   $2,317.47   $3,616.38
with All Riders.................  $1,109.26   $1,158.19   $1,957.68   $4,055.56   $1,109.26   $1,904.09   $2,530.21   $4,055.56
MAINSTAY VP INCOME & GROWTH
without any Riders..............  $1,034.20   $  917.47   $1,560.14   $3,282.84   $1,034.20   $1,681.59   $2,156.41   $3,282.84
with IPP Rider..................  $1,076.83   $1,053.24   $1,782.75   $3,707.33   $1,076.83   $1,807.08   $2,365.72   $3,707.33
with EBB Rider..................  $1,062.62   $1,008.13   $1,709.02   $3,567.95   $1,062.62   $1,765.38   $2,296.39   $3,567.95
with ADBR Rider.................  $1,067.36   $1,023.17   $1,733.65   $3,614.65   $1,067.36   $1,779.29   $2,319.55   $3,614.65
with IPP & EBB Rider............  $1,105.25   $1,143.89   $1,931.63   $3,992.44   $1,105.25   $1,890.87   $2,505.70   $3,992.44
with IPP & ADBR Rider...........  $1,109.98   $1,158.94   $1,956.26   $4,039.14   $1,109.98   $1,904.78   $2,528.85   $4,039.14
with EBB & ADBR Rider...........  $1,095.78   $1,113.83   $1,882.52   $3,899.76   $1,095.78   $1,863.09   $2,459.52   $3,899.76
with All Riders.................  $1,138.40   $1,249.59   $2,105.14   $4,324.24   $1,138.40   $1,988.57   $2,668.83   $4,324.24
MAINSTAY VP INTERNATIONAL EQUITY
without any Riders..............  $1,042.75   $  944.82   $1,605.15   $3,369.57   $1,042.75   $1,706.87   $2,198.73   $3,369.57
with IPP Rider..................  $1,085.34   $1,080.20   $1,826.72   $3,789.87   $1,085.34   $1,832.00   $2,407.05   $3,789.87
with EBB Rider..................  $1,071.14   $1,035.22   $1,753.34   $3,651.87   $1,071.14   $1,790.42   $2,338.06   $3,651.87
with ADBR Rider.................  $1,075.88   $1,050.22   $1,777.84   $3,698.09   $1,075.88   $1,804.29   $2,361.09   $3,698.09
with IPP & EBB Rider............  $1,113.73   $1,170.60   $1,974.89   $4,072.17   $1,113.73   $1,915.56   $2,546.37   $4,072.17
with IPP & ADBR Rider...........  $1,118.47   $1,185.62   $1,999.41   $4,118.40   $1,118.47   $1,929.44   $2,569.42   $4,118.40
with EBB & ADBR Rider...........  $1,104.27   $1,140.63   $1,926.03   $3,980.41   $1,104.27   $1,887.86   $2,500.43   $3,980.41
with All Riders.................  $1,146.86   $1,276.01   $2,147.59   $4,400.68   $1,146.86   $2,012.99   $2,708.74   $4,400.68

                                                EXPENSES IF YOU
                                               DO NOT SURRENDER
                                                  YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP GOVERNMENT
without any Riders..............  $268.03   $  822.89   $1,403.78   $2,978.11
with IPP Rider..................  $314.11   $  959.95   $1,630.03   $3,417.29
with EBB Rider..................  $298.75   $  914.40   $1,555.09   $3,273.09
with ADBR Rider.................  $303.87   $  929.60   $1,580.12   $3,321.39
with IPP & EBB Rider............  $344.83   $1,051.47   $1,781.34   $3,712.28
with IPP & ADBR Rider...........  $349.95   $1,066.67   $1,806.37   $3,760.58
with EBB & ADBR Rider...........  $334.59   $1,021.13   $1,731.43   $3,616.38
with All Riders.................  $380.67   $1,158.19   $1,957.68   $4,055.56
MAINSTAY VP GROWTH
without any Riders..............  $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider..................  $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider..................  $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider.................  $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Rider............  $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Rider...........  $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Rider...........  $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders.................  $407.00   $1,234.89   $2,081.48   $4,281.47
MAINSTAY VP HIGH YIELD BOND
without any Riders..............  $268.03   $  822.89   $1,403.78   $2,978.11
with IPP Rider..................  $314.11   $  959.95   $1,630.03   $3,417.29
with EBB Rider..................  $298.75   $  914.40   $1,555.09   $3,273.09
with ADBR Rider.................  $303.87   $  929.60   $1,580.12   $3,321.39
with IPP & EBB Rider............  $344.83   $1,051.47   $1,781.34   $3,712.28
with IPP & ADBR Rider...........  $349.95   $1,066.67   $1,806.37   $3,760.58
with EBB & ADBR Rider...........  $334.59   $1,021.13   $1,731.43   $3,616.38
with All Riders.................  $380.67   $1,158.19   $1,957.68   $4,055.56
MAINSTAY VP INCOME & GROWTH
without any Riders..............  $299.79   $  917.47   $1,560.14   $3,282.84
with IPP Rider..................  $345.72   $1,053.24   $1,782.75   $3,707.33
with EBB Rider..................  $330.41   $1,008.13   $1,709.02   $3,567.95
with ADBR Rider.................  $335.51   $1,023.17   $1,733.65   $3,614.65
with IPP & EBB Rider............  $376.34   $1,143.89   $1,931.63   $3,992.44
with IPP & ADBR Rider...........  $381.45   $1,158.94   $1,956.26   $4,039.14
with EBB & ADBR Rider...........  $366.14   $1,113.83   $1,882.52   $3,899.76
with All Riders.................  $412.07   $1,249.59   $2,105.14   $4,324.24
MAINSTAY VP INTERNATIONAL EQUITY
without any Riders..............  $309.00   $  944.82   $1,605.15   $3,369.57
with IPP Rider..................  $354.89   $1,080.20   $1,826.72   $3,789.87
with EBB Rider..................  $339.59   $1,035.22   $1,753.34   $3,651.87
with ADBR Rider.................  $344.69   $1,050.22   $1,777.84   $3,698.09
with IPP & EBB Rider............  $385.49   $1,170.60   $1,974.89   $4,072.17
with IPP & ADBR Rider...........  $390.59   $1,185.62   $1,999.41   $4,118.40
with EBB & ADBR Rider...........  $375.29   $1,140.63   $1,926.03   $3,980.41
with All Riders.................  $421.18   $1,276.01   $2,147.59   $4,400.68

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                                   ANNUITIZED                                      SURRENDERED
                                                   YOUR POLICY                                     YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP MID CAP CORE
without any Riders..............  $1,047.51   $  959.98   $1,630.08   $3,417.41   $1,047.51   $1,720.89   $2,222.17   $3,417.41
with IPP Rider..................  $1,090.08   $1,095.18   $1,851.08   $3,835.41   $1,090.08   $1,845.84   $2,429.95   $3,835.41
with EBB Rider..................  $1,075.89   $1,050.25   $1,777.88   $3,698.15   $1,075.89   $1,804.32   $2,361.13   $3,698.15
with ADBR Rider.................  $1,080.62   $1,065.24   $1,802.33   $3,744.13   $1,080.62   $1,818.17   $2,384.12   $3,744.13
with IPP & EBB Rider............  $1,118.46   $1,185.43   $1,998.86   $4,116.14   $1,118.46   $1,929.26   $2,568.90   $4,116.14
with IPP & ADBR Rider...........  $1,123.18   $1,200.41   $2,023.30   $4,162.10   $1,123.18   $1,943.11   $2,591.88   $4,162.10
with EBB & ADBR Rider...........  $1,109.00   $1,155.49   $1,950.11   $4,024.89   $1,109.00   $1,901.59   $2,523.07   $4,024.89
with All Riders.................  $1,151.56   $1,290.68   $2,171.11   $4,442.88   $1,151.56   $2,026.55   $2,730.85   $4,442.88
MAINSTAY VP MID CAP GROWTH
without any Riders..............  $1,032.30   $  911.39   $1,550.13   $3,263.47   $1,032.30   $1,675.97   $2,146.99   $3,263.47
with IPP Rider..................  $1,074.94   $1,047.23   $1,772.95   $3,688.88   $1,074.94   $1,801.53   $2,356.50   $3,688.88
with EBB Rider..................  $1,060.72   $1,002.09   $1,699.15   $3,549.21   $1,060.72   $1,759.81   $2,287.11   $3,549.21
with ADBR Rider.................  $1,065.46   $1,017.17   $1,723.82   $3,596.02   $1,065.46   $1,773.74   $2,310.30   $3,596.02
with IPP & EBB Rider............  $1,103.36   $1,137.94   $1,922.00   $3,974.63   $1,103.36   $1,885.37   $2,496.64   $3,974.63
with IPP & ADBR Rider...........  $1,108.10   $1,153.00   $1,946.64   $4,021.43   $1,108.10   $1,899.29   $2,519.81   $4,021.43
with EBB & ADBR Rider...........  $1,093.89   $1,107.87   $1,872.84   $3,881.74   $1,093.89   $1,857.58   $2,450.42   $3,881.74
with All Riders.................  $1,136.52   $1,243.70   $2,095.68   $4,307.16   $1,136.52   $1,983.13   $2,659.94   $4,307.16
MAINSTAY VP MID CAP VALUE
without any Riders..............  $1,025.64   $  890.06   $1,514.95   $3,195.33   $1,025.64   $1,656.26   $2,113.92   $3,195.33
with IPP Rider..................  $1,068.31   $1,026.20   $1,738.61   $3,624.04   $1,068.31   $1,782.09   $2,324.21   $3,624.04
with EBB Rider..................  $1,054.09   $  980.98   $1,664.54   $3,483.30   $1,054.09   $1,740.29   $2,254.57   $3,483.30
with ADBR Rider.................  $1,058.83   $  996.06   $1,689.28   $3,530.44   $1,058.83   $1,754.23   $2,277.83   $3,530.44
with IPP & EBB Rider............  $1,096.75   $1,117.12   $1,888.20   $3,912.00   $1,096.75   $1,866.13   $2,464.87   $3,912.00
with IPP & ADBR Rider...........  $1,101.49   $1,132.20   $1,912.94   $3,959.15   $1,101.49   $1,880.07   $2,488.12   $3,959.15
with EBB & ADBR Rider...........  $1,087.27   $1,086.97   $1,838.86   $3,818.38   $1,087.27   $1,838.26   $2,418.47   $3,818.38
with All Riders.................  $1,129.94   $1,223.11   $2,062.53   $4,247.09   $1,129.94   $1,964.10   $2,628.77   $4,247.09
MAINSTAY VP S&P 500 INDEX
without any Riders..............  $  985.72   $  761.54   $1,301.82   $2,776.46   $  985.72   $1,537.46   $1,913.51   $2,776.46
with IPP Rider..................  $1,028.57   $  899.45   $1,530.43   $3,225.36   $1,028.57   $1,664.94   $2,128.47   $3,225.36
with EBB Rider..................  $1,014.29   $  853.62   $1,454.72   $3,077.98   $1,014.29   $1,622.58   $2,057.28   $3,077.98
with ADBR Rider.................  $1,019.05   $  868.91   $1,480.00   $3,127.34   $1,019.05   $1,636.70   $2,081.05   $3,127.34
with IPP & EBB Rider............  $1,057.13   $  991.53   $1,683.32   $3,526.85   $1,057.13   $1,750.05   $2,272.24   $3,526.85
with IPP & ADBR Rider...........  $1,061.89   $1,006.82   $1,708.61   $3,576.23   $1,061.89   $1,764.18   $2,296.02   $3,576.23
with EBB & ADBR Rider...........  $1,047.61   $  961.00   $1,632.90   $3,428.83   $1,047.61   $1,721.83   $2,224.82   $3,428.83
with All Riders.................  $1,090.46   $1,098.90   $1,861.50   $3,877.73   $1,090.46   $1,849.29   $2,439.78   $3,877.73
MAINSTAY VP SMALL CAP GROWTH
without any Riders..............  $1,047.51   $  959.98   $1,630.08   $3,417.41   $1,047.51   $1,720.89   $2,222.17   $3,417.41
with IPP Rider..................  $1,090.08   $1,095.18   $1,851.08   $3,835.41   $1,090.08   $1,845.84   $2,429.95   $3,835.41
with EBB Rider..................  $1,075.89   $1,050.25   $1,777.88   $3,698.15   $1,075.89   $1,804.32   $2,361.13   $3,698.15
with ADBR Rider.................  $1,080.62   $1,065.24   $1,802.33   $3,744.13   $1,080.62   $1,818.17   $2,384.12   $3,744.13
with IPP & EBB Rider............  $1,118.46   $1,185.43   $1,998.86   $4,116.14   $1,118.46   $1,929.26   $2,568.90   $4,116.14
with IPP & ADBR Rider...........  $1,123.18   $1,200.41   $2,023.30   $4,162.10   $1,123.18   $1,943.11   $2,591.88   $4,162.10
with EBB & ADBR Rider...........  $1,109.00   $1,155.49   $1,950.11   $4,024.89   $1,109.00   $1,901.59   $2,523.07   $4,024.89
with All Riders.................  $1,151.56   $1,290.68   $2,171.11   $4,442.88   $1,151.56   $2,026.55   $2,730.85   $4,442.88

                                                EXPENSES IF YOU
                                               DO NOT SURRENDER
                                                  YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP MID CAP CORE
without any Riders..............  $314.13   $  959.98   $1,630.08   $3,417.41
with IPP Rider..................  $360.00   $1,095.18   $1,851.08   $3,835.41
with EBB Rider..................  $344.71   $1,050.25   $1,777.88   $3,698.15
with ADBR Rider.................  $349.80   $1,065.24   $1,802.33   $3,744.13
with IPP & EBB Rider............  $390.58   $1,185.43   $1,998.86   $4,116.14
with IPP & ADBR Rider...........  $395.67   $1,200.41   $2,023.30   $4,162.10
with EBB & ADBR Rider...........  $380.38   $1,155.49   $1,950.11   $4,024.89
with All Riders.................  $426.25   $1,290.68   $2,171.11   $4,442.88
MAINSTAY VP MID CAP GROWTH
without any Riders..............  $297.74   $  911.39   $1,550.13   $3,263.47
with IPP Rider..................  $343.68   $1,047.23   $1,772.95   $3,688.88
with EBB Rider..................  $328.37   $1,002.09   $1,699.15   $3,549.21
with ADBR Rider.................  $333.47   $1,017.17   $1,723.82   $3,596.02
with IPP & EBB Rider............  $374.31   $1,137.94   $1,922.00   $3,974.63
with IPP & ADBR Rider...........  $379.42   $1,153.00   $1,946.64   $4,021.43
with EBB & ADBR Rider...........  $364.10   $1,107.87   $1,872.84   $3,881.74
with All Riders.................  $410.05   $1,243.70   $2,095.68   $4,307.16
MAINSTAY VP MID CAP VALUE
without any Riders..............  $290.56   $  890.06   $1,514.95   $3,195.33
with IPP Rider..................  $336.54   $1,026.20   $1,738.61   $3,624.04
with EBB Rider..................  $321.21   $  980.98   $1,664.54   $3,483.30
with ADBR Rider.................  $326.32   $  996.06   $1,689.28   $3,530.44
with IPP & EBB Rider............  $367.19   $1,117.12   $1,888.20   $3,912.00
with IPP & ADBR Rider...........  $372.30   $1,132.20   $1,912.94   $3,959.15
with EBB & ADBR Rider...........  $356.97   $1,086.97   $1,838.86   $3,818.38
with All Riders.................  $402.95   $1,223.11   $2,062.53   $4,247.09
MAINSTAY VP S&P 500 INDEX
without any Riders..............  $247.55   $  761.54   $1,301.82   $2,776.46
with IPP Rider..................  $293.72   $  899.45   $1,530.43   $3,225.36
with EBB Rider..................  $278.33   $  853.62   $1,454.72   $3,077.98
with ADBR Rider.................  $283.46   $  868.91   $1,480.00   $3,127.34
with IPP & EBB Rider............  $324.50   $  991.53   $1,683.32   $3,526.85
with IPP & ADBR Rider...........  $329.63   $1,006.82   $1,708.61   $3,576.23
with EBB & ADBR Rider...........  $314.24   $  961.00   $1,632.90   $3,428.83
with All Riders.................  $360.41   $1,098.90   $1,861.50   $3,877.73
MAINSTAY VP SMALL CAP GROWTH
without any Riders..............  $314.13   $  959.98   $1,630.08   $3,417.41
with IPP Rider..................  $360.00   $1,095.18   $1,851.08   $3,835.41
with EBB Rider..................  $344.71   $1,050.25   $1,777.88   $3,698.15
with ADBR Rider.................  $349.80   $1,065.24   $1,802.33   $3,744.13
with IPP & EBB Rider............  $390.58   $1,185.43   $1,998.86   $4,116.14
with IPP & ADBR Rider...........  $395.67   $1,200.41   $2,023.30   $4,162.10
with EBB & ADBR Rider...........  $380.38   $1,155.49   $1,950.11   $4,024.89
with All Riders.................  $426.25   $1,290.68   $2,171.11   $4,442.88

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                                   ANNUITIZED                                      SURRENDERED
                                                   YOUR POLICY                                     YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP TOTAL RETURN
without any Riders..............  $1,007.59   $  832.06   $1,419.00   $3,008.01   $1,007.59   $1,602.65   $2,023.69   $3,008.01
with IPP Rider..................  $1,050.34   $  969.01   $1,644.90   $3,445.76   $1,050.34   $1,729.23   $2,236.10   $3,445.76
with EBB Rider..................  $1,036.09   $  923.51   $1,570.09   $3,302.03   $1,036.09   $1,687.17   $2,165.76   $3,302.03
with ADBR Rider.................  $1,040.84   $  938.68   $1,595.07   $3,350.19   $1,040.84   $1,701.20   $2,189.25   $3,350.19
with IPP & EBB Rider............  $1,078.83   $1,060.44   $1,795.97   $3,739.77   $1,078.83   $1,813.74   $2,378.15   $3,739.77
with IPP & ADBR Rider...........  $1,083.58   $1,075.63   $1,820.97   $3,787.92   $1,083.58   $1,827.78   $2,401.66   $3,787.92
with EBB & ADBR Rider...........  $1,069.33   $1,030.12   $1,746.14   $3,644.19   $1,069.33   $1,785.71   $2,331.30   $3,644.19
with All Riders.................  $1,112.08   $1,167.07   $1,972.04   $4,081.93   $1,112.08   $1,912.29   $2,543.71   $4,081.93
MAINSTAY VP VALUE
without any Riders..............  $1,010.43   $  841.24   $1,434.21   $3,037.83   $1,010.43   $1,611.13   $2,038.00   $3,037.83
with IPP Rider..................  $1,053.17   $  978.05   $1,659.74   $3,474.13   $1,053.17   $1,737.59   $2,250.06   $3,474.13
with EBB Rider..................  $1,038.92   $  932.59   $1,585.04   $3,330.87   $1,038.92   $1,695.56   $2,179.82   $3,330.87
with ADBR Rider.................  $1,043.67   $  947.75   $1,609.98   $3,378.86   $1,043.67   $1,709.58   $2,203.27   $3,378.86
with IPP & EBB Rider............  $1,081.66   $1,069.40   $1,810.57   $3,767.17   $1,081.66   $1,822.02   $2,391.88   $3,767.17
with IPP & ADBR Rider...........  $1,086.41   $1,084.58   $1,835.54   $3,815.17   $1,086.41   $1,836.05   $2,415.35   $3,815.17
with EBB & ADBR Rider...........  $1,072.16   $1,039.11   $1,760.83   $3,671.91   $1,072.16   $1,794.02   $2,345.11   $3,671.91
with All Riders.................  $1,114.90   $1,175.92   $1,986.36   $4,108.21   $1,114.90   $1,920.48   $2,557.17   $4,108.21
ALGER AMER SMALL CAPITALIZATION
without any Riders..............  $1,040.85   $  938.75   $1,595.17   $3,350.36   $1,040.85   $1,701.26   $2,189.34   $3,350.36
with IPP Rider..................  $1,083.45   $1,074.21   $1,816.96   $3,771.59   $1,083.45   $1,826.46   $2,397.87   $3,771.59
with EBB Rider..................  $1,069.25   $1,029.19   $1,743.49   $3,633.27   $1,069.25   $1,784.85   $2,328.80   $3,633.27
with ADBR Rider.................  $1,073.98   $1,044.22   $1,768.03   $3,679.61   $1,073.98   $1,798.74   $2,351.88   $3,679.61
with IPP & EBB Rider............  $1,111.85   $1,164.67   $1,965.30   $4,054.51   $1,111.85   $1,910.08   $2,537.35   $4,054.51
with IPP & ADBR Rider...........  $1,116.58   $1,179.70   $1,989.84   $4,100.85   $1,116.58   $1,923.96   $2,560.42   $4,100.85
with EBB & ADBR Rider...........  $1,102.38   $1,134.67   $1,916.37   $3,962.54   $1,102.38   $1,882.35   $2,491.34   $3,962.54
with All Riders.................  $1,144.98   $1,270.14   $2,138.15   $4,383.76   $1,144.98   $2,007.56   $2,699.87   $4,383.76
CALVERT SOCIAL BALANCED
without any Riders..............  $1,011.39   $  844.30   $1,439.28   $3,047.76   $1,011.39   $1,613.96   $2,042.76   $3,047.76
with IPP Rider..................  $1,054.12   $  981.07   $1,664.69   $3,483.57   $1,054.12   $1,740.37   $2,254.71   $3,483.57
with EBB Rider..................  $1,039.88   $  935.62   $1,590.03   $3,340.48   $1,039.88   $1,698.37   $2,184.51   $3,340.48
with ADBR Rider.................  $1,044.62   $  950.79   $1,614.97   $3,388.41   $1,044.62   $1,712.38   $2,207.96   $3,388.41
with IPP & EBB Rider............  $1,082.61   $1,072.40   $1,815.45   $3,776.31   $1,082.61   $1,824.79   $2,396.47   $3,776.31
with IPP & ADBR Rider...........  $1,087.36   $1,087.56   $1,840.39   $3,824.24   $1,087.36   $1,838.81   $2,419.91   $3,824.24
with EBB & ADBR Rider...........  $1,073.11   $1,042.11   $1,765.72   $3,681.13   $1,073.11   $1,796.80   $2,349.71   $3,681.13
with All Riders.................  $1,115.84   $1,178.88   $1,991.14   $4,116.97   $1,115.84   $1,923.21   $2,561.66   $4,116.97
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES
without any Riders..............  $1,040.85   $  938.75   $1,595.17   $3,350.36   $1,040.85   $1,701.26   $2,189.34   $3,350.36
with IPP Rider..................  $1,083.45   $1,074.21   $1,816.96   $3,771.59   $1,083.45   $1,826.46   $2,397.87   $3,771.59
with EBB Rider..................  $1,069.25   $1,029.19   $1,743.49   $3,633.27   $1,069.25   $1,784.85   $2,328.80   $3,633.27
with ADBR Rider.................  $1,073.98   $1,044.22   $1,768.03   $3,679.61   $1,073.98   $1,798.74   $2,351.88   $3,679.61
with IPP & EBB Rider............  $1,111.85   $1,164.67   $1,965.30   $4,054.51   $1,111.85   $1,910.08   $2,537.35   $4,054.51
with IPP & ADBR Rider...........  $1,116.58   $1,179.70   $1,989.84   $4,100.85   $1,116.58   $1,923.96   $2,560.42   $4,100.85
with EBB & ADBR Rider...........  $1,102.38   $1,134.67   $1,916.37   $3,962.54   $1,102.38   $1,882.35   $2,491.34   $3,962.54
with All Riders.................  $1,144.98   $1,270.14   $2,138.15   $4,383.76   $1,144.98   $2,007.56   $2,699.87   $4,383.76

                                                EXPENSES IF YOU
                                               DO NOT SURRENDER
                                                  YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
MAINSTAY VP TOTAL RETURN
without any Riders..............  $271.11   $  832.06   $1,419.00   $3,008.01
with IPP Rider..................  $317.17   $  969.01   $1,644.90   $3,445.76
with EBB Rider..................  $301.82   $  923.51   $1,570.09   $3,302.03
with ADBR Rider.................  $306.94   $  938.68   $1,595.07   $3,350.19
with IPP & EBB Rider............  $347.88   $1,060.44   $1,795.97   $3,739.77
with IPP & ADBR Rider...........  $353.00   $1,075.63   $1,820.97   $3,787.92
with EBB & ADBR Rider...........  $337.65   $1,030.12   $1,746.14   $3,644.19
with All Riders.................  $383.71   $1,167.07   $1,972.04   $4,081.93
MAINSTAY VP VALUE
without any Riders..............  $274.18   $  841.24   $1,434.21   $3,037.83
with IPP Rider..................  $320.23   $  978.05   $1,659.74   $3,474.13
with EBB Rider..................  $304.88   $  932.59   $1,585.04   $3,330.87
with ADBR Rider.................  $309.99   $  947.75   $1,609.98   $3,378.86
with IPP & EBB Rider............  $350.93   $1,069.40   $1,810.57   $3,767.17
with IPP & ADBR Rider...........  $356.04   $1,084.58   $1,835.54   $3,815.17
with EBB & ADBR Rider...........  $340.69   $1,039.11   $1,760.83   $3,671.91
with All Riders.................  $386.74   $1,175.92   $1,986.36   $4,108.21
ALGER AMER SMALL CAPITALIZATION
without any Riders..............  $306.95   $  938.75   $1,595.17   $3,350.36
with IPP Rider..................  $352.85   $1,074.21   $1,816.96   $3,771.59
with EBB Rider..................  $337.55   $1,029.19   $1,743.49   $3,633.27
with ADBR Rider.................  $342.65   $1,044.22   $1,768.03   $3,679.61
with IPP & EBB Rider............  $383.46   $1,164.67   $1,965.30   $4,054.51
with IPP & ADBR Rider...........  $388.56   $1,179.70   $1,989.84   $4,100.85
with EBB & ADBR Rider...........  $373.26   $1,134.67   $1,916.37   $3,962.54
with All Riders.................  $419.16   $1,270.14   $2,138.15   $4,383.76
CALVERT SOCIAL BALANCED
without any Riders..............  $275.20   $  844.30   $1,439.28   $3,047.76
with IPP Rider..................  $321.25   $  981.07   $1,664.69   $3,483.57
with EBB Rider..................  $305.90   $  935.62   $1,590.03   $3,340.48
with ADBR Rider.................  $311.02   $  950.79   $1,614.97   $3,388.41
with IPP & EBB Rider............  $351.95   $1,072.40   $1,815.45   $3,776.31
with IPP & ADBR Rider...........  $357.06   $1,087.56   $1,840.39   $3,824.24
with EBB & ADBR Rider...........  $341.72   $1,042.11   $1,765.72   $3,681.13
with All Riders.................  $387.76   $1,178.88   $1,991.14   $4,116.97
COLONIAL SMALL CAP VALUE FUND, V
without any Riders..............  $306.95   $  938.75   $1,595.17   $3,350.36
with IPP Rider..................  $352.85   $1,074.21   $1,816.96   $3,771.59
with EBB Rider..................  $337.55   $1,029.19   $1,743.49   $3,633.27
with ADBR Rider.................  $342.65   $1,044.22   $1,768.03   $3,679.61
with IPP & EBB Rider............  $383.46   $1,164.67   $1,965.30   $4,054.51
with IPP & ADBR Rider...........  $388.56   $1,179.70   $1,989.84   $4,100.85
with EBB & ADBR Rider...........  $373.26   $1,134.67   $1,916.37   $3,962.54
with All Riders.................  $419.16   $1,270.14   $2,138.15   $4,383.76

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                                   ANNUITIZED                                      SURRENDERED
                                                   YOUR POLICY                                     YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH
without any Riders..............  $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,234.34
with IPP Rider..................  $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,661.14
with EBB Rider..................  $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,521.01
with ADBR Rider.................  $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,567.96
with IPP & EBB Rider............  $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $3,947.84
with IPP & ADBR Rider...........  $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $3,994.78
with EBB & ADBR Rider...........  $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $3,854.64
with All Riders.................  $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,281.47
FIDELITY(R) VIP CONTRAFUND(R)
without any Riders..............  $1,013.29   $  850.41   $1,449.39   $3,067.55   $1,013.29   $1,619.61   $2,052.27   $3,067.55
with IPP Rider..................  $1,056.01   $  987.10   $1,674.58   $3,502.43   $1,056.01   $1,745.95   $2,264.01   $3,502.43
with EBB Rider..................  $1,041.77   $  941.68   $1,599.99   $3,359.64   $1,041.77   $1,703.96   $2,193.88   $3,359.64
with ADBR Rider.................  $1,046.52   $  956.83   $1,624.91   $3,407.47   $1,046.52   $1,717.97   $2,217.31   $3,407.47
with IPP & EBB Rider............  $1,084.49   $1,078.37   $1,825.17   $3,794.50   $1,084.49   $1,830.31   $2,405.60   $3,794.50
with IPP & ADBR Rider...........  $1,089.24   $1,093.52   $1,850.09   $3,842.34   $1,089.24   $1,844.31   $2,429.03   $3,842.34
with EBB & ADBR Rider...........  $1,075.00   $1,048.10   $1,775.51   $3,699.55   $1,075.00   $1,802.34   $2,358.91   $3,699.55
with All Riders.................  $1,117.72   $1,184.79   $2,000.70   $4,134.43   $1,117.72   $1,928.68   $2,570.64   $4,134.43
FIDELITY(R) VIP EQUITY-INCOME
without any Riders..............  $1,003.79   $  819.83   $1,398.71   $2,968.14   $1,003.79   $1,591.34   $2,004.62   $2,968.14
with IPP Rider..................  $1,046.55   $  956.93   $1,625.07   $3,407.80   $1,046.55   $1,718.07   $2,217.45   $3,407.80
with EBB Rider..................  $1,032.30   $  911.37   $1,550.09   $3,263.41   $1,032.30   $1,675.95   $2,146.96   $3,263.41
with ADBR Rider.................  $1,037.05   $  926.58   $1,575.15   $3,311.79   $1,037.05   $1,690.01   $2,170.52   $3,311.79
with IPP & EBB Rider............  $1,075.06   $1,048.49   $1,776.45   $3,703.09   $1,075.06   $1,802.69   $2,359.80   $3,703.09
with IPP & ADBR Rider...........  $1,079.81   $1,063.68   $1,801.50   $3,751.45   $1,079.81   $1,816.73   $2,383.35   $3,751.45
with EBB & ADBR Rider...........  $1,065.56   $1,018.12   $1,726.52   $3,607.08   $1,065.56   $1,774.62   $2,312.85   $3,607.08
with All Riders.................  $1,108.32   $1,155.23   $1,952.88   $4,046.73   $1,108.32   $1,901.36   $2,525.69   $4,046.73
FIDELITY(R) VIP MID CAP
without any Riders..............  $1,016.14   $  859.57   $1,464.56   $3,097.19   $1,016.14   $1,628.07   $2,066.53   $3,097.19
with IPP Rider..................  $1,058.85   $  996.12   $1,689.38   $3,530.63   $1,058.85   $1,754.29   $2,277.92   $3,530.63
with EBB Rider..................  $1,044.61   $  950.75   $1,614.90   $3,388.30   $1,044.61   $1,712.35   $2,207.90   $3,388.30
with ADBR Rider.................  $1,049.36   $  965.89   $1,639.78   $3,435.99   $1,049.36   $1,726.35   $2,231.29   $3,435.99
with IPP & EBB Rider............  $1,087.32   $1,087.31   $1,839.74   $3,821.75   $1,087.32   $1,838.57   $2,419.30   $3,821.75
with IPP & ADBR Rider...........  $1,092.07   $1,102.45   $1,864.62   $3,869.43   $1,092.07   $1,852.57   $2,442.70   $3,869.43
with EBB & ADBR Rider...........  $1,077.83   $1,057.08   $1,790.16   $3,727.13   $1,077.83   $1,810.63   $2,372.68   $3,727.13
with All Riders.................  $1,120.54   $1,193.63   $2,014.98   $4,160.55   $1,120.54   $1,936.85   $2,584.07   $4,160.55
JANUS ASPEN SERIES BALANCED
without any Riders..............  $1,001.88   $  813.70   $1,388.55   $2,948.14   $1,001.88   $1,585.67   $1,995.06   $2,948.14
with IPP Rider..................  $1,044.66   $  950.90   $1,615.16   $3,388.76   $1,044.66   $1,712.49   $2,208.14   $3,388.76
with EBB Rider..................  $1,030.40   $  905.31   $1,540.09   $3,244.06   $1,030.40   $1,670.35   $2,137.56   $3,244.06
with ADBR Rider.................  $1,035.15   $  920.52   $1,565.16   $3,292.54   $1,035.15   $1,684.41   $2,161.13   $3,292.54
with IPP & EBB Rider............  $1,073.17   $1,042.50   $1,766.69   $3,684.70   $1,073.17   $1,797.16   $2,350.62   $3,684.70
with IPP & ADBR Rider...........  $1,077.93   $1,057.70   $1,791.75   $3,733.15   $1,077.93   $1,811.21   $2,374.18   $3,733.15
with EBB & ADBR Rider...........  $1,063.67   $1,012.12   $1,716.71   $3,588.48   $1,063.67   $1,769.08   $2,303.62   $3,588.48
with All Riders.................  $1,106.44   $1,149.31   $1,943.30   $4,029.12   $1,106.44   $1,895.88   $2,516.69   $4,029.12

                                                EXPENSES IF YOU
                                               DO NOT SURRENDER
                                                  YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH
without any Riders..............  $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider..................  $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider..................  $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider.................  $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Rider............  $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Rider...........  $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Rider...........  $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders.................  $407.00   $1,234.89   $2,081.48   $4,281.47
FIDELITY(R) VIP CONTRAFUND(R)
without any Riders..............  $277.25   $  850.41   $1,449.39   $3,067.55
with IPP Rider..................  $323.29   $  987.10   $1,674.58   $3,502.43
with EBB Rider..................  $307.94   $  941.68   $1,599.99   $3,359.64
with ADBR Rider.................  $313.06   $  956.83   $1,624.91   $3,407.47
with IPP & EBB Rider............  $353.98   $1,078.37   $1,825.17   $3,794.50
with IPP & ADBR Rider...........  $359.10   $1,093.52   $1,850.09   $3,842.34
with EBB & ADBR Rider...........  $343.75   $1,048.10   $1,775.51   $3,699.55
with All Riders.................  $389.79   $1,184.79   $2,000.70   $4,134.43
FIDELITY(R) VIP EQUITY-INCOME
without any Riders..............  $267.01   $  819.83   $1,398.71   $2,968.14
with IPP Rider..................  $313.09   $  956.93   $1,625.07   $3,407.80
with EBB Rider..................  $297.73   $  911.37   $1,550.09   $3,263.41
with ADBR Rider.................  $302.85   $  926.58   $1,575.15   $3,311.79
with IPP & EBB Rider............  $343.82   $1,048.49   $1,776.45   $3,703.09
with IPP & ADBR Rider...........  $348.94   $1,063.68   $1,801.50   $3,751.45
with EBB & ADBR Rider...........  $333.57   $1,018.12   $1,726.52   $3,607.08
with All Riders.................  $379.66   $1,155.23   $1,952.88   $4,046.73
FIDELITY(R) VIP MID CAP
without any Riders..............  $280.32   $  859.57   $1,464.56   $3,097.19
with IPP Rider..................  $326.34   $  996.12   $1,689.38   $3,530.63
with EBB Rider..................  $311.00   $  950.75   $1,614.90   $3,388.30
with ADBR Rider.................  $316.12   $  965.89   $1,639.78   $3,435.99
with IPP & EBB Rider............  $357.03   $1,087.31   $1,839.74   $3,821.75
with IPP & ADBR Rider...........  $362.14   $1,102.45   $1,864.62   $3,869.43
with EBB & ADBR Rider...........  $346.80   $1,057.08   $1,790.16   $3,727.13
with All Riders.................  $392.82   $1,193.63   $2,014.98   $4,160.55
JANUS ASPEN SERIES BALANCED
without any Riders..............  $264.96   $  813.70   $1,388.55   $2,948.14
with IPP Rider..................  $311.05   $  950.90   $1,615.16   $3,388.76
with EBB Rider..................  $295.69   $  905.31   $1,540.09   $3,244.06
with ADBR Rider.................  $300.81   $  920.52   $1,565.16   $3,292.54
with IPP & EBB Rider............  $341.78   $1,042.50   $1,766.69   $3,684.70
with IPP & ADBR Rider...........  $346.90   $1,057.70   $1,791.75   $3,733.15
with EBB & ADBR Rider...........  $331.54   $1,012.12   $1,716.71   $3,588.48
with All Riders.................  $377.63   $1,149.31   $1,943.30   $4,029.12

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                                   ANNUITIZED                                      SURRENDERED
                                                   YOUR POLICY                                     YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH
without any Riders..............  $1,008.53   $  835.13   $1,424.07   $3,017.97   $1,008.53   $1,605.48   $2,028.47   $3,017.97
with IPP Rider..................  $1,051.28   $  972.02   $1,649.84   $3,455.22   $1,051.28   $1,732.01   $2,240.75   $3,455.22
with EBB Rider..................  $1,037.03   $  926.53   $1,575.06   $3,311.64   $1,037.03   $1,689.96   $2,170.43   $3,311.64
with ADBR Rider.................  $1,041.78   $  941.71   $1,600.04   $3,359.75   $1,041.78   $1,703.99   $2,193.93   $3,359.75
with IPP & EBB Rider............  $1,079.77   $1,063.43   $1,800.83   $3,748.91   $1,079.77   $1,816.50   $2,382.72   $3,748.91
with IPP & ADBR Rider...........  $1,084.52   $1,078.61   $1,825.82   $3,797.02   $1,084.52   $1,830.53   $2,406.22   $3,797.02
with EBB & ADBR Rider...........  $1,070.27   $1,033.12   $1,751.04   $3,653.43   $1,070.27   $1,788.49   $2,335.91   $3,653.43
with All Riders.................  $1,113.02   $1,170.01   $1,976.80   $4,090.69   $1,113.02   $1,915.02   $2,548.18   $4,090.69
MFS(R) INVESTORS TRUST SERIES
without any Riders..............  $1,030.40   $  905.30   $1,540.08   $3,244.06   $1,030.40   $1,670.34   $2,137.55   $3,244.06
with IPP Rider..................  $1,073.04   $1,041.24   $1,763.17   $3,670.41   $1,073.04   $1,795.99   $2,347.30   $3,670.41
with EBB Rider..................  $1,058.83   $  996.07   $1,689.27   $3,530.41   $1,058.83   $1,754.24   $2,277.82   $3,530.41
with ADBR Rider.................  $1,063.57   $1,011.14   $1,713.95   $3,577.32   $1,063.57   $1,768.17   $2,301.03   $3,577.32
with IPP & EBB Rider............  $1,101.47   $1,131.99   $1,912.34   $3,956.77   $1,101.47   $1,879.87   $2,487.56   $3,956.77
with IPP & ADBR Rider...........  $1,106.21   $1,147.07   $1,937.03   $4,003.67   $1,106.21   $1,893.81   $2,510.78   $4,003.67
with EBB & ADBR Rider...........  $1,092.00   $1,101.90   $1,863.14   $3,863.69   $1,092.00   $1,852.06   $2,441.30   $3,863.69
with All Riders.................  $1,134.64   $1,237.82   $2,086.20   $4,290.03   $1,134.64   $1,977.69   $2,651.03   $4,290.03
MFS(R) RESEARCH SERIES
without any Riders..............  $1,032.30   $  911.39   $1,550.13   $3,263.47   $1,032.30   $1,675.97   $2,146.99   $3,263.47
with IPP Rider..................  $1,074.94   $1,047.23   $1,772.95   $3,688.88   $1,074.94   $1,801.53   $2,356.50   $3,688.88
with EBB Rider..................  $1,060.72   $1,002.09   $1,699.15   $3,549.21   $1,060.72   $1,759.81   $2,287.11   $3,549.21
with ADBR Rider.................  $1,065.46   $1,017.17   $1,723.82   $3,596.02   $1,065.46   $1,773.74   $2,310.30   $3,596.02
with IPP & EBB Rider............  $1,103.36   $1,137.94   $1,922.00   $3,974.63   $1,103.36   $1,885.37   $2,496.64   $3,974.63
with IPP & ADBR Rider...........  $1,108.10   $1,153.00   $1,946.64   $4,021.43   $1,108.10   $1,899.29   $2,519.81   $4,021.43
with EBB & ADBR Rider...........  $1,093.89   $1,107.87   $1,872.84   $3,881.74   $1,093.89   $1,857.58   $2,450.42   $3,881.74
with All Riders.................  $1,136.52   $1,243.70   $2,095.68   $4,307.16   $1,136.52   $1,983.13   $2,659.94   $4,307.16
MFS(R) UTILITIES SERIES
without any Riders..............  $1,033.25   $  914.43   $1,555.13   $3,273.16   $1,033.25   $1,678.77   $2,151.69   $3,273.16
with IPP Rider..................  $1,075.88   $1,050.23   $1,777.85   $3,698.12   $1,075.88   $1,804.30   $2,361.10   $3,698.12
with EBB Rider..................  $1,061.67   $1,005.11   $1,704.09   $3,558.58   $1,061.67   $1,762.60   $2,291.76   $3,558.58
with ADBR Rider.................  $1,066.40   $1,020.17   $1,728.73   $3,605.33   $1,066.40   $1,776.51   $2,314.92   $3,605.33
with IPP & EBB Rider............  $1,104.30   $1,140.92   $1,926.81   $3,983.54   $1,104.30   $1,888.12   $2,501.17   $3,983.54
with IPP & ADBR Rider...........  $1,109.04   $1,155.96   $1,951.45   $4,030.28   $1,109.04   $1,902.03   $2,524.33   $4,030.28
with EBB & ADBR Rider...........  $1,094.83   $1,110.85   $1,877.69   $3,890.76   $1,094.83   $1,860.33   $2,454.98   $3,890.76
with All Riders.................  $1,137.46   $1,246.65   $2,100.41   $4,315.70   $1,137.46   $1,985.85   $2,664.39   $4,315.70
NEUBERGER BERMAN MID-CAP GROWTH
without any Riders..............  $1,036.10   $  923.55   $1,570.16   $3,302.18   $1,036.10   $1,687.21   $2,165.83   $3,302.18
with IPP Rider..................  $1,078.72   $1,059.23   $1,792.54   $3,725.73   $1,078.72   $1,812.62   $2,374.91   $3,725.73
with EBB Rider..................  $1,064.52   $1,014.15   $1,718.88   $3,586.67   $1,064.52   $1,770.95   $2,305.66   $3,586.67
with ADBR Rider.................  $1,069.25   $1,029.19   $1,743.49   $3,633.26   $1,069.25   $1,784.85   $2,328.80   $3,633.26
with IPP & EBB Rider............  $1,107.13   $1,149.83   $1,941.26   $4,010.22   $1,107.13   $1,896.36   $2,514.74   $4,010.22
with IPP & ADBR Rider...........  $1,111.87   $1,164.87   $1,965.86   $4,056.83   $1,111.87   $1,910.26   $2,537.88   $4,056.83
with EBB & ADBR Rider...........  $1,097.66   $1,119.79   $1,892.21   $3,917.74   $1,097.66   $1,868.59   $2,468.63   $3,917.74
with All Riders.................  $1,140.28   $1,255.47   $2,114.58   $4,341.30   $1,140.28   $1,994.00   $2,677.71   $4,341.30

                                                EXPENSES IF YOU
                                               DO NOT SURRENDER
                                                  YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GRO
without any Riders..............  $272.13   $  835.13   $1,424.07   $3,017.97
with IPP Rider..................  $318.19   $  972.02   $1,649.84   $3,455.22
with EBB Rider..................  $302.83   $  926.53   $1,575.06   $3,311.64
with ADBR Rider.................  $307.95   $  941.71   $1,600.04   $3,359.75
with IPP & EBB Rider............  $348.89   $1,063.43   $1,800.83   $3,748.91
with IPP & ADBR Rider...........  $354.01   $1,078.61   $1,825.82   $3,797.02
with EBB & ADBR Rider...........  $338.66   $1,033.12   $1,751.04   $3,653.43
with All Riders.................  $384.72   $1,170.01   $1,976.80   $4,090.69
MFS(R) INVESTORS TRUST SERIES
without any Riders..............  $295.69   $  905.30   $1,540.08   $3,244.06
with IPP Rider..................  $341.64   $1,041.24   $1,763.17   $3,670.41
with EBB Rider..................  $326.32   $  996.07   $1,689.27   $3,530.41
with ADBR Rider.................  $331.43   $1,011.14   $1,713.95   $3,577.32
with IPP & EBB Rider............  $372.28   $1,131.99   $1,912.34   $3,956.77
with IPP & ADBR Rider...........  $377.38   $1,147.07   $1,937.03   $4,003.67
with EBB & ADBR Rider...........  $362.07   $1,101.90   $1,863.14   $3,863.69
with All Riders.................  $408.02   $1,237.82   $2,086.20   $4,290.03
MFS(R) RESEARCH SERIES
without any Riders..............  $297.74   $  911.39   $1,550.13   $3,263.47
with IPP Rider..................  $343.68   $1,047.23   $1,772.95   $3,688.88
with EBB Rider..................  $328.37   $1,002.09   $1,699.15   $3,549.21
with ADBR Rider.................  $333.47   $1,017.17   $1,723.82   $3,596.02
with IPP & EBB Rider............  $374.31   $1,137.94   $1,922.00   $3,974.63
with IPP & ADBR Rider...........  $379.42   $1,153.00   $1,946.64   $4,021.43
with EBB & ADBR Rider...........  $364.10   $1,107.87   $1,872.84   $3,881.74
with All Riders.................  $410.05   $1,243.70   $2,095.68   $4,307.16
MFS(R) UTILITIES SERIES
without any Riders..............  $298.76   $  914.43   $1,555.13   $3,273.16
with IPP Rider..................  $344.70   $1,050.23   $1,777.85   $3,698.12
with EBB Rider..................  $329.38   $1,005.11   $1,704.09   $3,558.58
with ADBR Rider.................  $334.49   $1,020.17   $1,728.73   $3,605.33
with IPP & EBB Rider............  $375.32   $1,140.92   $1,926.81   $3,983.54
with IPP & ADBR Rider...........  $380.43   $1,155.96   $1,951.45   $4,030.28
with EBB & ADBR Rider...........  $365.11   $1,110.85   $1,877.69   $3,890.76
with All Riders.................  $411.05   $1,246.65   $2,100.41   $4,315.70
NEUBERGER BERMAN MID-CAP GROWTH
without any Riders..............  $301.83   $  923.55   $1,570.16   $3,302.18
with IPP Rider..................  $347.76   $1,059.23   $1,792.54   $3,725.73
with EBB Rider..................  $332.45   $1,014.15   $1,718.88   $3,586.67
with ADBR Rider.................  $337.55   $1,029.19   $1,743.49   $3,633.26
with IPP & EBB Rider............  $378.38   $1,149.83   $1,941.26   $4,010.22
with IPP & ADBR Rider...........  $383.48   $1,164.87   $1,965.86   $4,056.83
with EBB & ADBR Rider...........  $368.17   $1,119.79   $1,892.21   $3,917.74
with All Riders.................  $414.10   $1,255.47   $2,114.58   $4,341.30

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                                   ANNUITIZED                                      SURRENDERED
                                                   YOUR POLICY                                     YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
without any Riders..............  $1,052.26   $  975.14   $1,654.96   $3,465.02   $1,052.26   $1,734.89   $2,245.56   $3,465.02
with IPP Rider..................  $1,094.80   $1,110.10   $1,875.36   $3,880.69   $1,094.80   $1,859.64   $2,452.78   $3,880.69
with EBB Rider..................  $1,080.62   $1,065.26   $1,802.37   $3,744.21   $1,080.62   $1,818.19   $2,384.16   $3,744.21
with ADBR Rider.................  $1,085.35   $1,080.23   $1,826.75   $3,789.93   $1,085.35   $1,832.02   $2,407.08   $3,789.93
with IPP & EBB Rider............  $1,123.17   $1,200.23   $2,022.77   $4,159.91   $1,123.17   $1,942.94   $2,591.38   $4,159.91
with IPP & ADBR Rider...........  $1,127.89   $1,215.20   $2,047.16   $4,205.63   $1,127.89   $1,956.78   $2,614.31   $4,205.63
with EBB & ADBR Rider...........  $1,113.71   $1,170.34   $1,974.15   $4,069.13   $1,113.71   $1,915.32   $2,545.67   $4,069.13
with All Riders.................  $1,156.26   $1,305.32   $2,194.56   $4,484.84   $1,156.26   $2,040.07   $2,752.90   $4,484.84
ROYCE SMALL-CAP PORTFOLIO
without any Riders..............  $1,033.25   $  914.43   $1,555.13   $3,273.16   $1,033.25   $1,678.77   $2,151.69   $3,273.16
with IPP Rider..................  $1,075.88   $1,050.23   $1,777.85   $3,698.12   $1,075.88   $1,804.30   $2,361.10   $3,698.12
with EBB Rider..................  $1,061.67   $1,005.11   $1,704.09   $3,558.58   $1,061.67   $1,762.60   $2,291.76   $3,558.58
with ADBR Rider.................  $1,066.40   $1,020.17   $1,728.73   $3,605.33   $1,066.40   $1,776.51   $2,314.92   $3,605.33
with IPP & EBB Rider............  $1,104.30   $1,140.92   $1,926.81   $3,983.54   $1,104.30   $1,888.12   $2,501.17   $3,983.54
with IPP & ADBR Rider...........  $1,109.04   $1,155.96   $1,951.45   $4,030.28   $1,109.04   $1,902.03   $2,524.33   $4,030.28
with EBB & ADBR Rider...........  $1,094.83   $1,110.85   $1,877.69   $3,890.76   $1,094.83   $1,860.33   $2,454.98   $3,890.76
with All Riders.................  $1,137.46   $1,246.65   $2,100.41   $4,315.70   $1,137.46   $1,985.85   $2,664.39   $4,315.70
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders..............  $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,234.34
with IPP Rider..................  $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,661.14
with EBB Rider..................  $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,521.01
with ADBR Rider.................  $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,567.96
with IPP & EBB Rider............  $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $3,947.84
with IPP & ADBR Rider...........  $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $3,994.78
with EBB & ADBR Rider...........  $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $3,854.64
with All Riders.................  $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,281.47
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $1,038.95   $  932.67   $1,585.16   $3,331.12   $1,038.95   $1,695.64   $2,179.94   $3,331.12
with IPP Rider..................  $1,081.56   $1,068.22   $1,807.19   $3,753.28   $1,081.56   $1,820.93   $2,388.69   $3,753.28
with EBB Rider..................  $1,067.35   $1,023.18   $1,733.66   $3,614.65   $1,067.35   $1,779.30   $2,319.56   $3,614.65
with ADBR Rider.................  $1,072.09   $1,038.21   $1,758.22   $3,661.10   $1,072.09   $1,793.19   $2,342.65   $3,661.10
with IPP & EBB Rider............  $1,109.96   $1,158.72   $1,955.67   $4,036.80   $1,109.96   $1,904.58   $2,528.30   $4,036.80
with IPP & ADBR Rider...........  $1,114.69   $1,173.76   $1,980.24   $4,083.25   $1,114.69   $1,918.47   $2,551.40   $4,083.25
with EBB & ADBR Rider...........  $1,100.49   $1,128.72   $1,906.71   $3,944.65   $1,100.49   $1,876.85   $2,482.26   $3,944.65
with All Riders.................  $1,143.10   $1,264.27   $2,128.73   $4,366.80   $1,143.10   $2,002.13   $2,691.01   $4,366.80
VAN KAMPEN UIF EMERGING MARKETS EQUITY
without any Riders..............  $1,120.69   $1,191.61   $2,007.43   $4,124.61   $1,120.69   $1,934.98   $2,576.95   $4,124.61
with IPP Rider..................  $1,162.93   $1,323.61   $2,219.63   $4,508.37   $1,162.93   $2,056.97   $2,776.44   $4,508.37
with EBB Rider..................  $1,148.85   $1,279.74   $2,149.35   $4,382.37   $1,148.85   $2,016.43   $2,710.37   $4,382.37
with ADBR Rider.................  $1,153.54   $1,294.39   $2,172.84   $4,424.59   $1,153.54   $2,029.97   $2,732.45   $4,424.59
with IPP & EBB Rider............  $1,191.09   $1,411.74   $2,361.55   $4,766.14   $1,191.09   $2,138.43   $2,909.87   $4,766.14
with IPP & ADBR Rider...........  $1,195.78   $1,426.38   $2,385.04   $4,808.37   $1,195.78   $2,151.96   $2,931.95   $4,808.37
with EBB & ADBR Rider...........  $1,181.70   $1,382.52   $2,314.75   $4,682.36   $1,181.70   $2,111.42   $2,865.87   $4,682.36
with All Riders.................  $1,223.94   $1,514.51   $2,526.96   $5,066.12   $1,223.94   $2,233.42   $3,065.37   $5,066.12

                                                EXPENSES IF YOU
                                               DO NOT SURRENDER
                                                  YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
without any Riders..............  $319.24   $  975.14   $1,654.96   $3,465.02
with IPP Rider..................  $365.09   $1,110.10   $1,875.36   $3,880.69
with EBB Rider..................  $349.81   $1,065.26   $1,802.37   $3,744.21
with ADBR Rider.................  $354.90   $1,080.23   $1,826.75   $3,789.93
with IPP & EBB Rider............  $395.65   $1,200.23   $2,022.77   $4,159.91
with IPP & ADBR Rider...........  $400.75   $1,215.20   $2,047.16   $4,205.63
with EBB & ADBR Rider...........  $385.47   $1,170.34   $1,974.15   $4,069.13
with All Riders.................  $431.31   $1,305.32   $2,194.56   $4,484.84
ROYCE SMALL-CAP PORTFOLIO
without any Riders..............  $298.76   $  914.43   $1,555.13   $3,273.16
with IPP Rider..................  $344.70   $1,050.23   $1,777.85   $3,698.12
with EBB Rider..................  $329.38   $1,005.11   $1,704.09   $3,558.58
with ADBR Rider.................  $334.49   $1,020.17   $1,728.73   $3,605.33
with IPP & EBB Rider............  $375.32   $1,140.92   $1,926.81   $3,983.54
with IPP & ADBR Rider...........  $380.43   $1,155.96   $1,951.45   $4,030.28
with EBB & ADBR Rider...........  $365.11   $1,110.85   $1,877.69   $3,890.76
with All Riders.................  $411.05   $1,246.65   $2,100.41   $4,315.70
T. ROWE PRICE EQUITY INCOME PORT
without any Riders..............  $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider..................  $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider..................  $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider.................  $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Rider............  $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Rider...........  $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Rider...........  $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders.................  $407.00   $1,234.89   $2,081.48   $4,281.47
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $304.90   $  932.67   $1,585.16   $3,331.12
with IPP Rider..................  $350.81   $1,068.22   $1,807.19   $3,753.28
with EBB Rider..................  $335.51   $1,023.18   $1,733.66   $3,614.65
with ADBR Rider.................  $340.61   $1,038.21   $1,758.22   $3,661.10
with IPP & EBB Rider............  $381.42   $1,158.72   $1,955.67   $4,036.80
with IPP & ADBR Rider...........  $386.52   $1,173.76   $1,980.24   $4,083.25
with EBB & ADBR Rider...........  $371.22   $1,128.72   $1,906.71   $3,944.65
with All Riders.................  $417.13   $1,264.27   $2,128.73   $4,366.80
VAN KAMPEN UIF EMERGING MARKETS
without any Riders..............  $392.99   $1,191.61   $2,007.43   $4,124.61
with IPP Rider..................  $438.50   $1,323.61   $2,219.63   $4,508.37
with EBB Rider..................  $423.33   $1,279.74   $2,149.35   $4,382.37
with ADBR Rider.................  $428.39   $1,294.39   $2,172.84   $4,424.59
with IPP & EBB Rider............  $468.85   $1,411.74   $2,361.55   $4,766.14
with IPP & ADBR Rider...........  $473.90   $1,426.38   $2,385.04   $4,808.37
with EBB & ADBR Rider...........  $458.73   $1,382.52   $2,314.75   $4,682.36
with All Riders.................  $504.25   $1,514.51   $2,526.96   $5,066.12

                                                 EXPENSES IF YOU                                 EXPENSES IF YOU
                                                   ANNUITIZED                                      SURRENDERED
                                                   YOUR POLICY                                     YOUR POLICY
-------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------------------------------------------------------
VICTORY VIF DIVERSIFIED STOCK
without any Riders..............  $1,092.18   $1,101.81   $1,861.89   $3,855.59   $1,092.18   $1,851.98   $2,440.12   $3,855.59
with IPP Rider..................  $1,134.54   $1,235.05   $2,077.48   $4,252.37   $1,134.54   $1,975.12   $2,642.80   $4,252.37
with EBB Rider..................  $1,120.42   $1,190.77   $2,006.07   $4,122.10   $1,120.42   $1,934.20   $2,575.67   $4,122.10
with ADBR Rider.................  $1,125.13   $1,205.55   $2,029.93   $4,165.75   $1,125.13   $1,947.86   $2,598.10   $4,165.75
with IPP & EBB Rider............  $1,162.79   $1,324.01   $2,221.67   $4,518.92   $1,162.79   $2,057.34   $2,778.37   $4,518.92
with IPP & ADBR Rider...........  $1,167.50   $1,338.77   $2,245.51   $4,562.54   $1,167.50   $2,070.99   $2,800.78   $4,562.54
with EBB & ADBR Rider...........  $1,153.37   $1,294.50   $2,174.11   $4,432.27   $1,153.37   $2,030.07   $2,733.65   $4,432.27
with All Riders.................  $1,195.74   $1,427.73   $2,389.70   $4,829.08   $1,195.74   $2,153.22   $2,936.35   $4,829.08

                                                EXPENSES IF YOU
                                               DO NOT SURRENDER
                                                  YOUR POLICY
--------------------------------  -------------------------------------------
      INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
--------------------------------  -------------------------------------------
VICTORY VIF DIVERSIFIED STOCK
without any Riders..............  $362.26   $1,101.81   $1,861.89   $3,855.59
with IPP Rider..................  $407.91   $1,235.05   $2,077.48   $4,252.37
with EBB Rider..................  $392.70   $1,190.77   $2,006.07   $4,122.10
with ADBR Rider.................  $397.77   $1,205.55   $2,029.93   $4,165.75
with IPP & EBB Rider............  $438.35   $1,324.01   $2,221.67   $4,518.92
with IPP & ADBR Rider...........  $443.42   $1,338.77   $2,245.51   $4,562.54
with EBB & ADBR Rider...........  $428.20   $1,294.50   $2,174.11   $4,432.27
with All Riders.................  $473.86   $1,427.73   $2,389.70   $4,829.08

          QUESTIONS AND ANSWERS ABOUT MAINSTAY ELITE VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY ELITE VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY ELITE VARIABLE ANNUITY?


     The Mainstay Elite Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, the Fixed Account, and/or the DCA Advantage Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Account. The policy offers several optional riders which provide benefits at an additional charge. The MainStay Elite Variable Annuity policy differs from many others in that the Mortality and Expense Risk and Administrative Costs charge is calculated as a percentage of your total premium payments made under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs charge will remain relatively stable, regardless of market performance. This charge will only be affected by additional premium payments (excluding premiums allocated to the Fixed Account) or withdrawals in excess of the gain from the Investment Divisions and/or the DCA Advantage Account. (See "CHARGES AND DEDUCTIONS")


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?


     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:


        (i) SEPARATE ACCOUNT


             The Separate Account currently consists of 40 Investment Divisions. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (ii) FIXED ACCOUNT


             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.



     (b) You can allocate your premium payment to the 6-month DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates We have set in advance. The DCA Advantage allows you to set up automatic dollar cost averaging from the DCA Advantage Account into the Investment Divisions. (See "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Account.")


3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?


     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")



     You can make transfers to the Investment Divisions from the DCA Advantage Account, although certain restrictions may apply. (See "THE POLICIES--Dollar Cost Averaging ("DCA") Programs--The DCA Advantage Account.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options described in this Prospectus.



     You can only transfer interest earned on monies allocated in the Fixed Account to the Investment Divisions. TRANSFERS FROM THE INVESTMENT DIVISIONS OR THE DCA ADVANTAGE ACCOUNT OR THROUGH THE TRADITIONAL DOLLAR COST AVERAGING OPTION INTO THE FIXED ACCOUNT ARE NOT PERMITTED.


4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?


     Before the date We start making Income Payments to you, We will impose a Mortality and Expense Risk and Administrative Costs charge equal, on an annual basis, to 1.70% of your Adjusted Premium Payments. The charge will be deducted from the Investment Divisions through a reduction in Accumulation Units as of the last Business Day of each policy quarter. A pro-rata portion of the charge will be deducted upon the payment of death proceeds and on the date the policy is surrendered. In addition, We will deduct a policy service charge of $30 on each Policy Anniversary and upon the surrender of the policy if on that date the Accumulation Value is below $100,000. (See "CHARGES AND DEDUCTIONS.")



     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the partial withdrawal or full surrender payment withdrawn during the first eight Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:


PAYMENT YEAR                                                  SURRENDER CHARGE(1)
------------                                                  -------------------
1...........................................................           8%
2...........................................................           8%
3...........................................................           8%
4...........................................................           7%
5...........................................................           6%
6...........................................................           5%
7...........................................................           4%
8...........................................................           3%
9+..........................................................           0%


For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).


     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages We are currently charging before you select this rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at that time.



     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult with your registered representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.



     If you select the Annual Death Benefit Reset Rider ("ADBR") (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the amount that is reset on the last


---------------

(1) For single premium policies, this chart is modified as indicated in Appendix 1 of this Prospectus.

policy anniversary. This charge will be deducted from each Investment Division, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. You should consult with your registered representative to determine the percentage We are currently charging before you select this rider. We may set a lower charge at Our sole discretion.


     As of the date of this Prospectus, the charges are as follows:

AGE OF OLDEST
OWNER OR ANNUITANT                                                 ANNUAL CHARGE
------------------                                                 -------------
65 or younger.............................................  0.30% (0.075% per quarter)
66 to 75 inclusive........................................  0.35% (0.0875% per quarter)

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?(1)


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. You can make additional premium payments of at least $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan, or such lower amount as We may permit at any time. You have a choice of sending premium payments directly to NYLIAC as indicated in the response to Question 15, or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. We will accept up to $1,500,000 in aggregate premium payments, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.



     In the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington, NYLIAC is offering an individual single premium version of the MainStay Elite Variable Annuity policies. Please check with your registered representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies, and $10,000 for policies issued to fund a Pension Plan. We will accept up to $1,500,000 in aggregate premium payments, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Account you have selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. You may allocate the initial premium payment to, and thereafter may maintain the Accumulation Value in the Investment Divisions, DCA Advantage Account, plus the Fixed Account. (See "AUTOMATIC ASSET REALLOCATION.") You may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Investment Division, Fixed Account and DCA Advantage Account at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. The minimum amount which you may place in the DCA Advantage Account is $5,000. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value.


7. MAY NYLIAC TERMINATE MY POLICY?


     If the Accumulation Value of your policy is less than $2,000 or is insufficient to cover the annual Policy Service Charge, the Mortality & Expense Risk and Administrative Costs charge, and optional rider charges, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our


---------------
(1) For single premium policies, this question and its answer are modified as indicated in Appendix 1 of this Prospectus.

intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.


8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?


     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")


9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?


     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.


10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     If you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greater of:



        (a) the Accumulation Value, less any Mortality and Expense Risk charge or pro-rata portion thereof, or



        (b) the sum of all premium payments made, less any partial withdrawals and surrender charges previously imposed, and any additional fees and charges that may apply.


     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, and SEP policies only; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.



12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?



     You may cancel the policy by returning it to Us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth the provision in your policy.


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

15. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?



REGULAR MAIL                       NYL Annuity Service Center
                                   2400 Reliable Parkway
                                   Chicago, IL 60686
EXPRESS MAIL                       National City Corporation
                                   NYL Annuity Service Center/Lockbox #2400
                                   5635 S. Archer Avenue
                                   Chicago, IL 60638
CUSTOMER SERVICE                   (800) 762-6212
AND UNIT VALUES



     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.


                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 (including the report of independent auditors) and the Separate Account statement of assets and liabilities as of December 31, 2004 and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in the Financial Statements (including the report of independent auditors) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. The policies were first offered as on June 7, 2004.


                                                                                       MAINSTAY VP
                                                     MAINSTAY VP      MAINSTAY VP        CAPITAL
                                                    BASIC VALUE--       BOND--        APPRECIATION--    MAINSTAY VP CASH
                                                    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS        MANAGEMENT
                                                    -------------    -------------    --------------    ----------------
                                                        2004             2004              2004               2004
                                                    -------------    -------------    --------------    ----------------
Accumulation Unit value
 (beginning of period)..........................       $10.69           $10.14            $11.06             $ 1.00
Accumulation Unit value
 (end of period)................................       $11.87           $10.53            $11.49             $ 1.01
Number of units outstanding
 (in 000s) (end of period)......................          215              678               411              4,474


                                                   MAINSTAY VP       MAINSTAY VP
                                                  COMMON STOCK--    CONVERTIBLE--
                                                  SERVICE CLASS     SERVICE CLASS
                                                  --------------    -------------
                                                       2004             2004
                                                  --------------    -------------
Accumulation Unit value
 (beginning of period)..........................      $11.15           $10.87
Accumulation Unit value
 (end of period)................................      $12.34           $11.50
Number of units outstanding
 (in 000s) (end of period)......................         192              704


                                                  MAINSTAY VP                                           MAINSTAY VP
                                                  DEVELOPING       MAINSTAY VP       MAINSTAY VP         HIGH YIELD
                                                   GROWTH--       GOVERNMENT--     GROWTH--SERVICE    CORPORATE BOND--
                                                 SERVICE CLASS    SERVICE CLASS         CLASS          SERVICE CLASS
                                                 -------------    -------------    ---------------    ----------------
                                                     2004             2004              2004                2004
                                                 -------------    -------------    ---------------    ----------------
Accumulation Unit value
 (beginning of period).......................       $10.83           $10.08            $10.52              $10.74
Accumulation Unit value
 (end of period).............................       $11.44           $10.39            $10.25              $12.08
Number of units outstanding
 (in 000s) (end of period)...................          229              408               188               1,783

                                                  MAINSTAY VP        MAINSTAY VP
                                                   INCOME &         INTERNATIONAL
                                                   GROWTH--           EQUITY--
                                                 SERVICE CLASS      SERVICE CLASS
                                               -----------------    -------------
                                                     2004               2004
                                               -----------------    -------------
Accumulation Unit value
 (beginning of period).......................       $10.73             $11.39
Accumulation Unit value
 (end of period).............................       $12.06             $13.33
Number of units outstanding
 (in 000s) (end of period)...................          158                486


                                                                  MAINSTAY VP                          MAINSTAY VP
                                                MAINSTAY VP         MID CAP       MAINSTAY VP MID        S&P 500
                                               MID CAP CORE--      GROWTH--         CAP VALUE--          INDEX--
                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
                                               --------------    -------------    ----------------    -------------
                                                    2004             2004               2004              2004
                                               --------------    -------------    ----------------    -------------
Accumulation Unit value
 (beginning of period).....................        $10.72           $11.38             $11.31            $11.08
Accumulation Unit value
 (end of period)...........................        $13.06           $13.92             $13.26            $12.21
Number of units outstanding
 (in 000s) (end of period).................           380              621                610             1,180


                                             MAINSTAY VP SMALL    MAINSTAY VP TOTAL
                                               CAP GROWTH--            RETURN--
                                               SERVICE CLASS        SERVICE CLASS
                                             -----------------    ------------------
                                                   2004                  2004
                                             -----------------    ------------------
Accumulation Unit value
 (beginning of period).....................       $11.55                $10.67
Accumulation Unit value
 (end of period)...........................       $12.61                $11.32
Number of units outstanding
 (in 000s) (end of period).................          519                   311


                                                                      ALGER AMERICAN                       COLONIAL SMALL CAP
                                                     MAINSTAY VP          SMALL                               VALUE FUND,
                                                       VALUE--       CAPITALIZATION--    CALVERT SOCIAL    VARIABLE SERIES--
                                                    SERVICE CLASS     CLASS S SHARES        BALANCED            CLASS B
                                                    -------------    ----------------    --------------    ------------------
                                                        2004               2004               2004              2004(A)
                                                    -------------    ----------------    --------------    ------------------
Accumulation Unit value
 (beginning of period)..........................       $11.33             $11.14             $10.34              $10.00
Accumulation Unit value
 (end of period)................................       $12.57             $12.95             $11.19              $10.27
Number of units outstanding
 (in 000s) (end of period)......................          445                265                 84                  20

                                                    DREYFUS IP
                                                    TECHNOLOGY      FIDELITY(R) VIP
                                                     GROWTH--       CONTRAFUND(R)--
                                                  SERVICE SHARES    SERVICE CLASS 2
                                                  --------------    ---------------
                                                       2004              2004
                                                  --------------    ---------------
Accumulation Unit value
 (beginning of period)..........................      $11.18            $11.08
Accumulation Unit value
 (end of period)................................      $11.21            $12.76
Number of units outstanding
 (in 000s) (end of period)......................         293               782


------------------


     (a) For the period November 15, 2004 (commencement of operations) through December 31, 2004

                                                                 FIDELITY(R) VIP                          JANUS ASPEN
                                              FIDELITY(R) VIP          MID             JANUS ASPEN      SERIES WORLDWIDE
                                              EQUITY-INCOME--     CAP -- SERVICE    SERIES BALANCED--       GROWTH--
                                              SERVICE CLASS 2        CLASS 2         SERVICE SHARES      SERVICE SHARES
                                                    2004               2004               2004                2004
                                              ----------------   ----------------   -----------------   ----------------
Accumulation Unit value
 (beginning of period).....................        $10.87             $11.59             $10.64               10.72
Accumulation Unit value
 (end of period)...........................        $12.09             $14.45             $11.52               11.20
Number of units outstanding
 (in 000s) (end of period).................           547                450                420                 187


                                             MFS(R) INVESTORS   MFS(R) RESEARCH
                                              TRUST SERIES--        SERIES--
                                              SERVICE CLASS      SERVICE CLASS
                                                   2004               2004
                                             ----------------   ----------------
Accumulation Unit value
 (beginning of period).....................       $10.61             $10.61
Accumulation Unit value
 (end of period)...........................       $11.79             $12.27
Number of units outstanding
 (in 000s) (end of period).................           49                 52


                                     MFS(R) UTILITIES   NEUBERGER BERMAN    T. ROWE PRICE         VAN ECK         VAN KAMPEN UIF
                                     SERIES-- SERVICE     AMT MID-CAP       EQUITY INCOME      WORLDWIDE HARD    EMERGING MARKETS
                                          CLASS         GROWTH-- CLASS S     PORTFOLIO-II          ASSETS        EQUITY-- CLASS II
                                         2004(B)            2004(B)              2004               2004               2004
                                     ----------------   ----------------   ----------------   ----------------   -----------------
Accumulation Unit value
 (beginning of period)............        $10.00             $10.00             $11.24             $11.38             $11.77
Accumulation Unit value
 (end of period)..................        $13.14             $11.84             $12.88             $14.11             $14.48
Number of units outstanding
 (in 000s) (end of period)........           163                 44                814                162                173

                                        VICTORY VIF
                                    DIVERSIFIED STOCK--
                                      CLASS A SHARES
                                          2004(B)
                                    -------------------
Accumulation Unit value
 (beginning of period)............        $10.00
Accumulation Unit value
 (end of period)..................        $11.17
Number of units outstanding
 (in 000s) (end of period)........            72


------------------


     (b) For the period May 1, 2004 (commencement of operations) through December 31, 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $65.8 billion at the end of 2004. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.


     THE SEPARATE ACCOUNT

     The Separate Account was established on June 10, 2003, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.


     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Advantage Account and any other separate account of NYLIAC.



     The Separate Account currently has 40 Investment Divisions that are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS


     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.


     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.



     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the

Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.



     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



-------------------------------------------------------------------------------------------------------------------
             FUND                      INVESTMENT ADVISERS                       ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment         MainStay VP Balanced;
                                 Management LLC                   MainStay VP Bond;
                                 Subadviser: MacKay Shields LLC   MainStay VP Capital Appreciation;
                                 ("MacKay")                       MainStay VP Cash Management;
                                                                  MainStay VP Common Stock;
                                                                  MainStay VP Convertible;
                                                                  MainStay VP Floating Rate;
                                                                  MainStay VP Government;
                                                                  MainStay VP High Yield Corporate Bond;
                                                                  MainStay VP International Equity;
                                                                  MainStay VP Mid Cap Core;
                                                                  MainStay VP Mid Cap Growth;
                                                                  MainStay VP Mid Cap Value;
                                                                  MainStay VP S&P 500 Index;
                                                                  MainStay VP Small Cap Growth;
                                                                  MainStay VP Total Return;
                                                                  MainStay VP Value

                                 Subadviser: American Century     MainStay VP Income & Growth
                                 Investment Management, Inc.

                                 Subadviser: The Dreyfus          MainStay VP Basic Value
                                 Corporation

                                 Subadviser: Eagle Asset          MainStay VP Growth
                                 Management, Inc.

                                 Subadviser: Lord Abbett &        MainStay VP Developing Growth
                                 Company LLC

-------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.      Alger American Small Capitalization

-------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.    Calvert Asset Management
                                 Company, Inc.
                                 Subadvisers: New Amsterdam       Calvert Social Balanced
                                 Partners LLC
                                 SSgA Funds Management, Inc.

Liberty Variable Investment      Columbia Management Advisors     Colonial Small Cap Value Fund, Variable Series
Trust                            Inc.

-------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation          Dreyfus IP Technology Growth



-------------------------------------------------------------------------------------------------------------------
             FUND                      INVESTMENT ADVISERS                       ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management & Research
Products Fund                    Company

                                 Subadvisers: Fidelity            Fidelity(R) VIP Contrafund(R)
                                 Management & Research (U.K.)
                                 Inc. ("FMRUK"), Fidelity
                                 Management & Research (Far
                                 East) Inc. ("FMRFE"), Fidelity
                                 Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc.
                                 ("FMRC")

                                 Subadviser: FMRC                 Fidelity(R) VIP Equity-Income

                                 Subadviser: FMRUK FMRFE, FIJL,   Fidelity(R) VIP Mid Cap
                                 FMRC

-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC     Janus Aspen Series Balanced;
                                                                  Janus Aspen Series Worldwide Growth

-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance        MFS(R) Investment Management     MFS(R) Investors Trust Series;
Trust(SM)                                                         MFS(R) Research Series;
                                                                  MFS(R) Utilities Series

-------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management
Management Trust                 Inc.
                                 Subadviser: Neuberger Berman,    Neuberger Berman AMT Mid-Cap Growth
                                 LLC

-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.   T. Rowe Price Equity Income Portfolio
Inc.

-------------------------------------------------------------------------------------------------------------------
Royce Capital Fund               Royce & Associates, LLC          Royce Micro-Cap Portfolio;
                                                                  Royce Small-Cap Portfolio

-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation   Van Eck Worldwide Hard Assets
Trust

-------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment        Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.

-------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management,      Victory VIF Diversified Stock
Funds                            Inc.

-------------------------------------------------------------------------------------------------------------------



     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.



     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.



     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.



     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.


     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                THE POLICIES(1)

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.


     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DCA Advantage Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.


     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only) (c) receive Income Payments (d) name a payee to receive Income Payments; and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


     Certain provisions of the policies may be different than the general descriptions in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the MainStay Elite Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your registered representative can help


---------------
(1) This section is modified as indicated in Appendix I of this Prospectus.

you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.


     The following chart outlines some of the different features for each MainStay variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


----------------------------------------------------------------------------------------------------------
                                              MAINSTAY ELITE                     MAINSTAY PLUS II
                                             VARIABLE ANNUITY                    VARIABLE ANNUITY
----------------------------------------------------------------------------------------------------------
Surrender Charge Period based on     8 Years (8%, 8%, 8%, 7%, 6%, 5%,      7 Years (7%, 7%, 7%, 6%, 6%,
each premium payment date                        4%, 3%)*                            5%, 4%)
----------------------------------------------------------------------------------------------------------
DCA Advantage Account                     Yes (6-month account)                Yes (6- 12- 18-month
                                                                                    accounts)
----------------------------------------------------------------------------------------------------------
Interest Sweep                                     Yes                                 Yes
----------------------------------------------------------------------------------------------------------
Premium Credit                                      No                                  No
----------------------------------------------------------------------------------------------------------
Fixed Account                                      Yes                                 Yes
                                                 One Year                           - One Year
                                                                                   - Three Year
----------------------------------------------------------------------------------------------------------
Reset Death Benefit Guarantee                    Optional                     Annual reset to age 80
                                          Annual reset to age 80
----------------------------------------------------------------------------------------------------------
Annual Death Benefit Reset Charge   Ages 65 or younger:        0.30%                   N/A
                                    Ages 66 to 75:             0.35%
----------------------------------------------------------------------------------------------------------
Mortality and Expense Risk and      1.70%                               1.45%
Administrative Costs Charge         Based on Adjusted Premium           Based on assets of the Separate
                                    Payments.                           Account.
                                    Charge is not reflected in the      Charge is reflected in the
                                    Accumulation Unit Value.            Accumulation Unit Value.
----------------------------------------------------------------------------------------------------------
Annual Policy Service Charge                       $30                                 $30
----------------------------------------------------------------------------------------------------------
Minimum Cash Value Required to                   $100,000                            $50,000
Waive Annual Policy Service Charge
----------------------------------------------------------------------------------------------------------

----------------------------------  -------------------------------------------------------------------------
                                    MAINSTAY PREMIUM PLUS/PREMIUM PLUS II           MAINSTAY SELECT
                                              VARIABLE ANNUITY                      VARIABLE ANNUITY
----------------------------------  -------------------------------------------------------------------------
Surrender Charge Period based on     8 Years (8%, 8%, 8%, 8%, 7%, 6%,             3 Years (8%, 8%, 7%)
each premium payment date                        5%, 4%)*
----------------------------------------------------------------------------------------------------------
DCA Advantage Account                      Yes (6-month account)             Yes (6 and 12-month accounts)
----------------------------------------------------------------------------------------------------------
Interest Sweep                                      Yes                                   Yes
----------------------------------------------------------------------------------------------------------
Premium Credit                                      Yes                                    No
----------------------------------------------------------------------------------------------------------
Fixed Account                                       Yes                                   Yes
                                                 One Year                               One Year
----------------------------------------------------------------------------------------------------------
Reset Death Benefit Guarantee             Annual reset to age 80                 Annual reset to age 80
----------------------------------------------------------------------------------------------------------
Annual Death Benefit Reset Charge                   N/A                                   N/A
----------------------------------------------------------------------------------------------------------
Mortality and Expense Risk and      1.60% for MainStay Premium Plus        1.85%
Administrative Costs Charge         Variable Annuity                       Based on assets of the Separate
                                                                           Account.
                                    1.75% for MainStay Premium Plus II     Charge is reflected in the
                                    Variable Annuity                       Accumulation Unit Value.
                                    Based on assets of the Separate
                                    Account.
                                    Charge is reflected in the
                                    Accumulation Unit Value.
----------------------------------------------------------------------------------------------------------
Annual Policy Service Charge                        $30                                   $50
----------------------------------------------------------------------------------------------------------
Minimum Cash Value Required to                   $100,000                               $100,000
Waive Annual Policy Service Charge
----------------------------------------------------------------------------------------------------------



  All policies and features may not be available in all jurisdictions.


* May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES


     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.


     (1) Section 403(b) Tax-Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions; or


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs and SEPs.

     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They may include:



     (1) a death benefit that is payable should you die while the policy is in force, which is guaranteed to be at least the amount of your premium payments, less any partial withdrawals, and any rider charges;


     (2) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (3) the option to receive (without surrender charges) a guaranteed amount of monthly income for life after the first Policy Year;

     (4) An Unemployment Benefit Rider (not available for policies issued to fund a Pension Plan) and a Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

     (5) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole primary Beneficiary;

     (6) a Fixed Account option which offers a guaranteed fixed interest rate;

     (7) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Account to the Investment Divisions under the policy;


     (8) an optional Investment Protection Plan Rider (not available on TSA and Inherited IRA policies), which allows you to surrender the policy and receive an amount equal to the greater of the policy's Accumulation Value or the amount guaranteed under the rider; and



     (9) optional Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance ("ESC") Rider (ESC not available on policies sold in connection with TSAs and policies issued to fund a Pension Plan) which allows you to increase your death benefit by a percentage of the gain in the policy.


These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application with a registered representative. The application will be sent along with your initial premium payment to NYLIAC. In addition, in jurisdictions where permitted, you can also instruct a broker-dealer or bank with whom NYLIAC has entered into an agreement to forward the initial premium payment along with a Policy Request to Us. If the application or Policy Request supplied by a broker-dealer or bank is complete and accurate, We will credit the initial premium payment within two Business Days after receipt. If We cannot credit the initial premium payment within five Business Days after We receive it because the application or Policy Request is incomplete or inaccurate, We will contact you, the broker-dealer or bank providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 15. If We Issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.



     If We issue your policy based on a Policy Request, We will require you to provide to Us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to Us, or, where required by applicable state law or regulation, a signed application form. Also policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and We will process transactions requested with respect to the policy without requiring a signature guarantee.



     We will allocate initial premium payments directly to the Investment Divisions, the Fixed Account or the DCA Advantage Account in accordance with your initial allocation instructions. We will allocate subsequent premium payments in accordance with your most recent instructions on file with Us.



     You may allocate the initial premium payment to the Investment Divisions, the DCA Advantage Account, plus the Fixed Account you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYL Annuity Service Center. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.



     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan.



     You may make additional premium payments of at least $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan, or such lower amount as We may permit at any time. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age
85. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar account and any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. We will accept up to $1,500,000 in aggregate premium payments, without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law. If you select the DCA Advantage Account, the minimum amount that must be allocated is $5,000.



     In some states, NYLIAC is offering a single premium version of the MainStay Elite Variable Annuity policies ("policies"). Please check with your registered representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. We will accept up to $1,500,000 in aggregate premium payments, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.


     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS


     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.


     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You may cancel the policy by returning it to Us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth this provision in your Policy.


     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.



     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 85 (0-85 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.


     TRANSFERS


     You may transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions (see "THE POLICIES -- The DCA Advantage Account"). You may also transfer interest earned on monies in the Fixed Account into the Investment Divisions. This may be done periodically by electing the Interest Sweep option described in this Prospectus. No other transfers from the Fixed Account are allowed. You may not make transfers into the DCA Advantage Account or the Fixed Account. Except in connection with transfers made pursuant to the traditional Dollar Cost Averaging and Automatic Asset Reallocation options, the minimum that you may transfer from one Investment Division to other Investment Divisions is $500. Except for the traditional Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division, except for transfers made under the Interest Sweep option.


     NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one policy year, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Account options will not count as a transfer toward the 12 transfer limit. You can only transfer interest earned from the Fixed Account to the Investment Divisions.


     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "DELAY OF PAYMENTS.") Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmission. Permitting faxed transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.



     LIMITS ON TRANSFERS



     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.



     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:



      -- reject a transfer request from you or from any person acting on your behalf



      --  restrict the method of making a transfer



      --  charge you for any redemption fee imposed by an underlying Fund



      --  limit the dollar amount, frequency or number of transfers.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.



     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.



     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.



     We apply Our limits on transfers procedures to all owners of this policy without exception.



     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.



     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.



      -- We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.



      -- Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.



      -- (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.



          (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen.



      -- Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity.

          The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.



      -- Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:



          (1) an adverse effect on portfolio management, such as:



               a) impeding a portfolio manager's ability to sustain an investment objective;



               b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or



               c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.



          (2) increased administrative and Fund brokerage expenses.



          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").


     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS


     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives and/or the DCA Advantage Account, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan Rider. You can elect this feature by completing and signing a Telephone/Web Authorization form. We may revoke Telephone/Web Authorization privileges for certain policyowners (see "Limits on Transfers"). Telephone/ Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.


     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     DOLLAR COST AVERAGING PROGRAMS


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the 6-month DCA Advantage Account. (See "THE POLICIES--The DCA Advantage Account.") We do not count transfers under Our Dollar Cost Averaging programs as part of your 12 free transfers each policy year.



     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the

MainStay VP Common Stock--Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


 ------------------------------------------------------------------
             AMOUNT           ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE           PURCHASED
 ------------------------------------------------------------------
 1             $100              $10.00                10.00
 ------------------------------------------------------------------
 2             $100              $ 8.00                12.50
 ------------------------------------------------------------------
 3             $100              $12.50                 8.00
 ------------------------------------------------------------------
 4             $100              $ 7.50                13.33
 ------------------------------------------------------------------
  Total        $400              $38.00                43.83
 ------------------------------------------------------------------

The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging


     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions. You specify the Investment Divisions to transfer money from, the Investment Divisions to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. You may not make transfers into or out of the Fixed Account under this option.



     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under Our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing or by telephone (see "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS") no later than one week prior to the date the transfers are to begin.



     You may cancel the traditional Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.


     This feature is available to you at no additional cost.

     (b) The DCA Advantage Account

     This feature permits you to set up automatic dollar cost averaging using the 6-month DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. You can request the

DCA Advantage Account in addition to the traditional Dollar Cost Averaging, Interest Sweep or Automatic Asset Reallocation options.



     You must allocate a MINIMUM OF $5,000 to the DCA Advantage Account. If you send less than the $5,000 minimum to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Account are to be made. You may not make transfers from the DCA Advantage Account into the Fixed Account. You may not select the DCA Advantage Account option if its duration would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Account will be transferred to the Investment Divisions in 6 monthly transfers. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer.



     You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment We receive for the DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 6-month DCA Advantage Account under which the 6-month term will end on December 31, 2005 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, 2005, We will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions by December 31, 2005 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Account, after the duration has expired, the DCA Advantage Account will be reactivated and will earn the interest rate in effect on that day.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.


     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE ACCOUNT FROM ANY ALLOCATION ALTERNATIVE.


     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible--Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity--Service Class Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable by Us no later than one week prior to the date the transfers are to begin.



     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as

We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.


     This feature is available to you at no additional cost.

INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).



     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Account. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Account, We will process the Interest Sweep transfer first.



     You can cancel the Interest Sweep option at any time in a written request or by telephone. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.


     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment among 40 Investment Divisions, the Fixed Account or the DCA Advantage Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). The minimum amount that you may allocate to the DCA Advantage Account is $5,000 (See "The DCA Advantage Account"). We will allocate the initial premium payment to the Allocation Alternatives and/or the DCA Advantage Account you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Account at the close of the Business Day on which they are received at NYL Annuity Service Center.



     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. See "THE FIXED ACCOUNT" for a description of interest crediting.


     (b) Valuation of Accumulation Units


     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.


     RIDERS


     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider (for IRA, Roth IRA, Inherited IRA policies and all Non-Qualified policies except policies issued to fund a Pension Plan), and a Living Needs Benefit Rider (for all types of policies). These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan ("IPP"), Annual Death Benefit Reset ("ADBR") and Enhanced Beneficiary Benefit ("EBB") riders described below, each of which is available at an additional cost. If you elect the EBB Rider and your spouse is the sole primary Beneficiary, your policy will also include the Enhanced Spousal Continuance ("ESC") Rider at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.


     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled, the owner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. The owner is no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. There is no additional charge for this rider.


     (b) Unemployment Benefit Rider


     For all IRA, Roth IRA, Inherited IRA and Non-Qualified policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for, and are receiving, unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.


     (c) Investment Protection Plan Rider (optional)


     THE INVESTMENT PROTECTION PLAN ("IPP") RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, We will deduct a charge from your Accumulation Value on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.


     The amount that is guaranteed under the rider will depend on when you select or reset it:


           (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.



           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals thereafter. The rider will take effect on the next Policy Anniversary following the date We receive your application for the rider.



          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other

          Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.


     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.



     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation will be effective on the date We receive your request.



     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is age 66 and younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.


     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.


     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:


          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and


          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.



     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.


        Proportional withdrawal = ($20,000/$80,000)X $100,000 = $25,000


     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000-$25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.


     (d) Enhanced Beneficiary Benefit Rider (optional)


     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greater of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.



     While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See "CHARGES AND DEDUCTIONS -- Other Charges -- Enhanced Beneficiary Benefit Rider Charge.")



     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:


AGE OF OLDEST OWNER                                                 RANGE OF
OR ANNUITANT                                                 APPLICABLE PERCENTAGES
-------------------                                          ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.


     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less proportional withdrawals. Proportional withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all adjusted premium payments immediately preceding the withdrawal.


     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.



     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.



     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "THE POLICIES--Riders--Enhanced Spousal Continuance Rider."), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IF YOU ELECT TO RECEIVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.



     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:



     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);


     5. You (if you are not the Annuitant) or the Annuitant die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and


     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)


     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or policies issued to fund a Pension Plan.



     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Accounts).



     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.


     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.


     (f) Annual Death Benefit Reset ("ADBR") Rider (Optional)



     YOU MAY ENHANCE YOUR POLICY'S STANDARD DEATH BENEFIT BY PURCHASING THE OPTIONAL ADBR RIDER. If you select this rider and you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. The amount will be the greatest of:

          (a) the Accumulation Value, less any Mortality and Expense Risk and Administrative Costs charge or pro-rata portion thereof;



          (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals and any additional fees and charges applied since the Policy Date; or



          (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such proportional withdrawals, less any rider charges applied since the prior Reset Anniversary date.



     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges applied since the Policy Date. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.


     A proportional withdrawal is an amount equal to the amount withdrawn from the policy (including any amount withdrawn for surrender charges) divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the reset value immediately preceding the withdrawal.


     We have set forth below an example of how the ADBR Rider is calculated for an owner who is age 63. The current annual rider charge is 0.30% of the reset value as of the last Policy Anniversary, deducted quarterly. In this example, We have assumed the following:


          (1) you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made)

          (2) the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the reset value)

          (3) the current Accumulation Value is $240,000


          (4) you make a partial withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)


          (5) you (or the Annuitant if you are not the Annuitant) die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal


          (6) the Accumulation Value on the date We receive the necessary requirements to pay the death benefit is $225,000 ($240,000 - $15,000)


          (7) the charge for the ADBR Rider is assessed: 0.30% annually (0.075% per quarter).

          (8) the Death Benefit is the greatest of:

             a) the Accumulation Value

                $225,000



             b) the sum of all premium payments made, less partial withdrawals and surrender charges on those partial withdrawals less any additional fees and charges that may have been assessed since the Policy Date


                $200,000 - $15,000 - ($200,000 X 0.30%) - ($250,000 X 0.075%)


                $200,000 - $15,000 - $600 - $187.50


                 = $184,212.50


             c) the "reset value" which is the greatest of:

               1. the Accumulation Value

                  $225,000



               2. the prior reset value as of the last Reset Anniversary, less any proportional withdrawals, surrender charges on those withdrawals, less any additional fees and charges that may have been assessed since the prior Reset Anniversary
                  = $250,000 - (($15,000/$240,000) X $250,000) - ($250,000 X
                      0.075%)

          = $250,000 - (.0625 X $250,000) - $187.50
          = $250,000 - $15,625 - $187.50
          = $234,187.50



In this example, your Beneficiary would receive $234,187.50.


     The ADBR Rider ends upon the earliest of the following:

          1) the Annuity Commencement Date, or

          2) the date you surrender the policy.


     Notwithstanding the foregoing, the rider will not end and all of the rider's provisions and quarterly charges will continue to be deducted as if the new owner had purchased the policy on the original Policy Date, upon the following:


          1) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, or

          2) if the Annuitant is your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death.


     THE ADBR RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY.



     POLICYOWNER INQUIRIES



     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express Mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Ave., Chicago, IL 60638) or call 1-800-762-6212.



     RECORDS AND REPORTS



     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL A BETTER ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                           CHARGES AND DEDUCTIONS(1)

     SURRENDER CHARGES


     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.



     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Investment Divisions and/or the DCA Advantage Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Investment Division and/or the DCA Advantage


---------------
(1) For single premium policies, this section is modified as indicated in Appendix I of this Prospectus.

Account is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Investment Division and/or the DCA Advantage Account.



     The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 8% of the amount withdrawn or surrendered. This charge then declines to 7% in the fourth Payment Year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh Payment Year, 3% in the eighth Payment Year, after which no charge is made, as shown in the following chart:


     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  CHARGE
------------                                                  ------
1...........................................................    8%
2...........................................................    8%
3...........................................................    8%
4...........................................................    7%
5...........................................................    6%
6...........................................................    5%
7...........................................................    4%
8...........................................................    3%
9+..........................................................    0%

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greatest of (i) 10% of the Accumulation Value at the time of surrender or withdrawal less any prior surrender charge-free partial withdrawals made during the current Policy Year, or (ii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior surrender charge-free partial withdrawals made during the current Policy Year, or (iii) the Accumulation Value less accumulated premium payments.

     (b) if NYLIAC cancels the policy;


     (c) when We pay proceeds upon the death of the owner or the Annuitant;


     (d) when you select a Life Income Payment Option in any Policy Year after the first Policy Year;

     (e) when a required minimum distribution calculated by NYLIAC based on the value of this Policy is made under a Qualified Policy (this amount will, however, count against the first exception described above);

     (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and


     (g) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code (this amount will, however, count against the first exception described above).


MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE


     Prior to the Annuity Commencement Date, We deduct the Mortality and Expense Risk and Administrative Costs Charge against your policy. We deduct this charge as of the last Business Day of each policy quarter by reducing the number of Accumulation Units in the Investment Divisions you have selected. On an annual basis, the charge equals 1.70% (0.425% quarterly) of the Adjusted Premium Payments. When you make additional premium payments during a policy quarter, the charge is calculated on a pro-rata basis. Also, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon the payment of any death benefit proceeds.

     We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that the surrender charges do not adequately cover sales expenses.



     This policy differs from other variable annuities in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments rather than as a percentage of separate account assets. This means that the dollar amount of this Charge will be unaffected by fluctuations in market performance. Generally, in a rising market, the structure of this Charge will benefit the owner because the charge, when measured as a percentage of separate account assets, will be reduced. On the other hand, in a declining or flat market, this structure will result in an increase in the charge when measured as a percentage of separate account assets.



     Another difference is that the Mortality and Expense Risk and Administrative Costs Charge is deducted by reducing the number of Accumulation Units held in your Policy, rather than by reducing the value of those Accumulation Units.



     In a rising market, since each Accumulation Unit will have a relatively greater value, fewer Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. In a declining market, since each Accumulation Unit will have a relatively lower value, more Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. The value of your policy will depend on the number of accumulation units you own and the value of those units.


CALCULATING THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE

     Below are examples of how the Mortality and Expense Risk and Administrative Costs Charge will be calculated and deducted. The examples are purely hypothetical and are for illustrative purposes only.

     The examples assume an Adjusted Premium Payment of $10,000 on September 1st with the Mortality and Expense Risk and Administrative Costs Charge being deducted as of the last Business Day of each policy quarter.

     Examples 1 and 2 show how the dollar amount of the Mortality and Expense Risk and Administrative Costs Charge will remain stable regardless of fluctuations in the policy's Accumulation Value.

EXAMPLE 1
     Adjusted Premium Payments on September 1st                                      $10,000

     Variable Accumulation Value on December 1st                                     $12,000
       (end of the first policy quarter)

     Mortality and Expense Risk and Administrative                 $42.50 ($10,000 X 0.425%)
       Costs Charge deducted on December 1st

     We will deduct $42.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.

EXAMPLE 2
     Adjusted Premium Payments on September 1st                                      $10,000

     Variable Accumulation Value on December 1st                                      $7,500
       (end of the first Policy quarter)

     Mortality and Expense Risk and Administrative                 $42.50 ($10,000 X 0.425%)
       Costs Charge deducted on December 1st

     We will deduct $42.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.

     Example 3 shows how We calculate the charge based on the total Adjusted Premium Payments allocated to the Investment Divisions and/or the DCA Advantage Account.



EXAMPLE 3
     Adjusted Premium Payments on September 1st                                        $10,000

     Adjusted Premium Payments on September 15th                                        $7,500

     Total Adjusted Premium Payments as of December 1st (end
      of the first policy quarter)                                                     $17,500

     Variable Accumulation Value on December 1st
       (end of the first Policy quarter)                                               $22,000

     Mortality and Expense Risk and Administrative            $69.47 ($10,000 X 14/91 X 0.425%
       Costs Charge deducted on December 1st                       + $17,500 X 77/91 X 0.425%)

     We will deduct $69.47 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.


     Example 4 shows how a Partial Withdrawal in excess of the free withdrawal amount can reduce the Adjusted Premium Payments under the policy for the purposes of calculating the Mortality and Expense Risk and Administrative Costs Charge.

EXAMPLE 4
     Adjusted Premium Payments on September 1st                                        $10,000
     Variable Accumulation Value on October 15th                                       $12,500
     Gain in the Policy                                                                 $2,500
     Partial Withdrawal on October 15th                                                 $3,500
     Surrender Charge Deducted From Partial Withdrawal
      Amount                                                                 $80 ($1,000 X 8%)
     Amount Sent to Policyowner                                                         $3,420
     Remaining Adjusted Premium Payments                                                $9,000
     Variable Accumulation Value on December 1st (end of the
      first policy quarter)                                                             $9,500
     Mortality and Expense Risk and Administrative Costs
      Charge deducted on December 1st (end of first policy    $40.30 ($10,000 X 44/91 X 0.425%
      quarter in which there are 91 days)                           + $9,000 X 47/91 X 0.425%)
     Variable Accumulation Value on March 1st (end of the
      second policy quarter)                                                           $11,000
     Mortality & Expense Risk and Administrative Costs
      Charge deducted on March 1st (end of second policy
      quarter)                                                        $38.25 ($9,000 X 0.425%)


     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.


                                 OTHER CHARGES

     (a) Policy Service Charge


     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. This charge of $30 is imposed on the policy anniversary and on the date of surrender. We deduct the annual policy service charge from each Investment Division, the DCA Advantage Account, and Fixed Account, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (b) Fund Charges


     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.


     (c) Investment Protection Plan Rider Charge (optional)


     If you select the Investment Protection Plan Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct the charge from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value.



     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (d) Rider Risk Charge Adjustment(1) (optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.



     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (e) Enhanced Beneficiary Benefit Rider Charge (optional)


     If you select the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value on the last Business Day of the applicable quarter.



     The maximum annual charge is 1% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging. This charge will not change once your policy is issued.


---------------
(1) The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this Prospectus.

     (f) Annual Death Benefit Reset ("ADBR") Rider Charge (optional)



     If you select the ADBR Rider, We will deduct a charge each policy quarter that the rider is in effect based on the amount that is guaranteed as of the last Reset Anniversary. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value of the applicable quarter and will not reduce your adjusted premium payments. This charge will continue to be deducted while the policy remains in-force.



     The charge for the ADBR rider is based upon the issue age of you or the annuitant, whoever is older and will not change once your policy is issued. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, or the initial premium payment in the first policy year. You should check with your registered representative to determine the percentage We are currently charging. As of the date of this prospectus, the charges are as follows:


AGE OF OLDEST
OWNER OR ANNUITANT                                                 ANNUAL CHARGE
------------------                                                 -------------
65 or younger..............................................  0.30% (.0750% per quarter)
66 to 75 inclusive.........................................  0.35% (.0875% per quarter)

     (g) Transfer Fees


     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one policy year, subject to any applicable state insurance law requirements. Transfers made under the Dollar Cost Averaging Programs, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.


     GROUP AND SPONSORED ARRANGEMENTS


     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.



     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.



     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.


     TAXES




     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.



     We may in the future seek to amend the policy to deduct premium taxes when a purchase payment is received.



     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.


     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYL Annuity Service Center. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which We receive the written or telephonic surrender or withdrawal request, less surrender charges, taxes which We may deduct, Mortality and Expense and Administrative Costs charge, and policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. NYLIAC will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders


     NYLIAC may deduct a surrender charge and any state premium tax, if applicable, the Mortality and Expense Risk and Administrative Costs charge, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     (b) Partial Withdrawals


     The minimum amount that can be withdrawn is $500, unless We agree otherwise. NYLIAC will withdraw the amount from the Investment Divisions, the Fixed Account and the DCA Advantage Account in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Investment Divisions and the DCA Advantage Account. NYLIAC will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")



     If the requested partial withdrawal is greater than the value in any of the Investment Divisions, the Fixed Account and the DCA Advantage Account from which the partial withdrawal is being made, We will pay the entire value of that Investment Division, the Fixed Account and the DCA Advantage Account, less any surrender charge that may apply, to you. NYLIAC will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.


     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. NYLIAC will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and/or the Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, NYLIAC will withdraw money on a pro-rata basis from each Investment Division, and/or the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Account.



     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on premiums allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.


     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.


     REQUIRED MINIMUM DISTRIBUTION OPTION



     For IRAs and SEP-IRA policies, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL


     If the Accumulation Value of your policy is less than $2,000 or is insufficient to cover the annual policy service charge and optional rider charges, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.



     ANNUITY COMMENCEMENT DATE



     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT


     If you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:



     (a) the Accumulation Value, less any Mortality and Expense Risk charge or pro-rata portion thereof; or



     (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals and any additional fees and charges that may apply.


     The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.



     NYLIAC will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:



          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or



          (ii) under another Income Payment Option We may offer at the time.



     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)



     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner, and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.


     NYLIAC will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     INCOME PAYMENTS

     (a) Election of Income Payment Options


     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment We agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an Option without the guarantee. NYLIAC does not currently offer variable Income Payment options.



     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship


     NYLIAC may require satisfactory proof of survival, from time to time before We pay any Income Payments or other benefits. NYLIAC will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS


     NYLIAC will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.


     Situations where payment may be delayed:


     1. NYLIAC may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:


      (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;


      (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or


      (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


     2. NYLIAC may delay payment of any amount due from the Fixed Account and/or the DCA Advantage Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Account. NYLIAC will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.



     3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.


     DESIGNATION OF BENEFICIARY


     You may name, in a written form acceptable to Us, one or more beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.



     For policies issued through a Policy Request, the Beneficiary will be the policyowner or his/her estate until the Beneficiary is designated as described under "POLICY APPLICATION AND PREMIUM PAYMENTS."



     RESTRICTIONS UNDER CODE SECTION 403(B)(11)



     With respect to Code Section 403(b) TSAs distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.


     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT


     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     (a) Interest Crediting


     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated to the Fixed Account under the policies. NYLIAC will credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation was made.


     (b) Transfers to the Investment Divisions


     You may transfer interest earned on monies allocated to the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS"). All written requests for service must be mailed to the address listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed except as described in the Transfers section. YOU MAY NOT MAKE TRANSFERS INTO THE FIXED ACCOUNT.



     NYLIAC will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments in the same order in which you allocated such payments to the Fixed Account during the life of the policy).


                           THE DCA ADVANTAGE ACCOUNT

     Like the Fixed Account, the DCA Advantage Account is also supported by the assets in NYLIAC's general account. The DCA Advantage Account is not registered under the federal securities laws. The information contained in the first paragraph under "THE FIXED ACCOUNT" equally applies to the DCA Advantage Account.


     NYLIAC will set interest rates in advance for each date on which NYLIAC may receive a premium payment to the DCA Advantage Account. NYLIAC will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Account may be different from the rate applied to prior premium payments made into the DCA Advantage Account.



     The annual effective rate that NYLIAC declares is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate.


                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.


     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.



     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.


     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.



     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.



     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.



     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.


     QUALIFIED POLICIES


     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.



          (a) Code Section 403(b) (TSA) Plans. Under Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.



          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.


          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS



     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.



     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.



     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 8% of all premiums received.



     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all MainStay variable annuities during 2004 to such broker-dealers under such arrangements was 0.07% of premium received on all MainStay variable annuities, equivalent to $7 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of MainStay variable annuities by such firms.



     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.



     For the MainStay Elite policies no commissions were paid by NYLIAC during the fiscal period ended December 31, 2004. The policies are sold and premium payments are accepted on a continuous basis.



     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.


                                 VOTING RIGHTS


     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.



     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. NYLIAC will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. NYLIAC will calculate the number of votes which are available to you separately for each Investment Division. NYLIAC will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.



     NYLIAC will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.



     If NYLIAC does not receive timely instructions, NYLIAC will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. NYLIAC will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY
     CORPORATION............................................    3
  TAX STATUS OF THE POLICIES................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1


    How to obtain a MainStay Elite Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:


                             NYL Annuity Service Center
                             2400 Reliable Parkway
                             Chicago, IL 60686


--------------------------------------------------------------------------------

           Please send me a MainStay Elite Variable Annuity Statement of Additional Information dated May 1, 2005:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                   APPENDIX 1


                          PROSPECTUS DATED MAY 1, 2005



     NYLIAC offers an individual single premium version of the MainStay Elite Variable Annuity in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington. This Appendix modifies the May 1, 2005 Prospectus for the policies to describe the single premium version of the policies.


     All capitalized terms have the same meaning as those in the Prospectus.

     The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:

          1) You can only make one premium payment;

          2) There is a different surrender charge schedule; and

          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies and $10,000 for Pension Plans.

     Accordingly, for the single premium policies, the Prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY


     When reading this Appendix together with the Prospectus, keep in mind that only one premium payment is permitted under the single premium policies. Exceptions to this rule apply only in cases where part of your initial premium is funded from another source, such as a 1035 exchange, rollover or transfer from an institution. In such cases, We may receive parts of your initial premium on different Business Days.


     Accordingly, except in the circumstances described above, all references throughout the Prospectus to premium payments in the plural should be read to mean singular. Further, references to allocations of premium payments should be read to mean an allocation of the premium or any portion thereof. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

     Replace all references to "Payment Year" throughout the Prospectus with "Policy Year," and delete the definition of Payment Year in the "Definitions" section of the Prospectus.

II. SURRENDER CHARGE

Under the single premium policies, the surrender charge is as follows:

                           POLICY                             SURRENDER
                            YEAR                               CHARGE
                           ------                             ---------
 1..........................................................     8%
 2..........................................................     8%
 3..........................................................     7%
 4..........................................................     6%
 5..........................................................     5%
 6..........................................................     4%
 7..........................................................     3%
 8..........................................................     2%
 9+.........................................................     0%

     Therefore, all references in the Prospectus to the Surrender Charge, such as in the "TABLE OF FEES AND EXPENSES", under Question 4: "What charges are assessed against the policy?" and under "Selecting the Variable Annuity That's Right for You", are modified accordingly. Please remember that this Appendix lowers only the surrender charge for the single premium version of the policies. All other fees and charges described in the Prospectus remain unchanged.

     Also, as a result of the lower Surrender Charge under the single premium policies, the "Expenses if you surrendered your policy" under the heading Examples in the Prospectus is modified as follows:

     You would pay the following expenses on a $10,000 premium payment in one of the Investment Divisions listed, assuming a 5% annual return on assets:


                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..............  $1,030.40   $1,574.71   $2,037.97   $3,244.06
with IPP Rider..................  $1,073.04   $1,701.65   $2,249.95   $3,670.41
with EBB Rider..................  $1,058.83   $1,659.47   $2,179.73   $3,530.41
with ADBR Rider.................  $1,063.57   $1,673.54   $2,203.18   $3,577.32
with IPP & EBB Riders...........  $1,101.47   $1,786.39   $2,391.69   $3,956.77
with IPP & ADBR Riders..........  $1,106.21   $1,800.47   $2,415.15   $4,003.67
with EBB & ADBR Riders..........  $1,092.00   $1,758.29   $2,344.94   $3,863.69
with All Riders.................  $1,134.64   $1,885.21   $2,556.89   $4,290.03
-------------------------------------------------------------------------------
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders..............  $1,039.90   $1,603.10   $2,085.56   $3,340.74
with IPP Rider..................  $1,082.51   $1,729.64   $2,296.42   $3,762.44
with EBB Rider..................  $1,068.31   $1,687.60   $2,226.58   $3,623.98
with ADBR Rider.................  $1,073.04   $1,701.63   $2,249.91   $3,670.35
with IPP & EBB Riders...........  $1,110.91   $1,814.13   $2,437.44   $4,045.66
with IPP & ADBR Riders..........  $1,115.64   $1,828.16   $2,460.77   $4,092.06
with EBB & ADBR Riders..........  $1,101.44   $1,786.12   $2,390.93   $3,953.60
with All Riders.................  $1,144.04   $1,912.65   $2,601.78   $4,375.29
-------------------------------------------------------------------------------
MAINSTAY VP BOND--SERVICE CLASS
without any Riders..............  $  999.98   $1,483.46   $1,884.31   $2,928.08
with IPP Rider..................  $1,042.77   $1,611.65   $2,099.86   $3,369.68
with EBB Rider..................  $1,028.51   $1,569.05   $2,028.46   $3,224.66
with ADBR Rider.................  $1,033.26   $1,583.26   $2,052.32   $3,273.25
with IPP & EBB Riders...........  $1,071.29   $1,697.23   $2,244.00   $3,666.26
with IPP & ADBR Riders..........  $1,076.04   $1,711.45   $2,267.85   $3,714.84
with EBB & ADBR Riders..........  $1,061.78   $1,668.86   $2,196.48   $3,569.86
with All Riders.................  $1,104.56   $1,797.03   $2,412.00   $4,011.42
-------------------------------------------------------------------------------
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..............  $1,010.43   $1,514.89   $1,937.37   $3,037.83
with IPP Rider..................  $1,053.17   $1,642.64   $2,151.67   $3,474.13
with EBB Rider..................  $1,038.92   $1,600.19   $2,080.69   $3,330.87
with ADBR Rider.................  $1,043.67   $1,614.35   $2,104.39   $3,378.86
with IPP & EBB Riders...........  $1,081.66   $1,727.94   $2,294.99   $3,767.17
with IPP & ADBR Riders..........  $1,086.41   $1,742.11   $2,318.72   $3,815.17
with EBB & ADBR Riders..........  $1,072.16   $1,699.66   $2,247.73   $3,671.91
with All Riders.................  $1,114.90   $1,827.41   $2,462.04   $4,108.21
-------------------------------------------------------------------------------
MAINSTAY VP CASH MANAGEMENT
without any Riders..............  $  977.17   $1,414.62   $1,767.70   $2,684.41
with IPP Rider..................  $1,020.06   $1,543.75   $1,985.95   $3,137.74
with EBB Rider..................  $1,005.76   $1,500.85   $1,913.67   $2,988.88
with ADBR Rider.................  $1,010.53   $1,515.16   $1,937.81   $3,038.76
with IPP & EBB Riders...........  $1,048.65   $1,629.97   $2,131.92   $3,442.21
with IPP & ADBR Riders..........  $1,053.41   $1,644.30   $2,156.08   $3,492.08
with EBB & ADBR Riders..........  $1,039.12   $1,601.38   $2,083.78   $3,343.22
with All Riders.................  $1,082.00   $1,730.52   $2,302.04   $3,796.54
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..............  $  999.03   $1,480.59   $1,879.46   $2,918.03
with IPP Rider..................  $1,041.82   $1,608.82   $2,095.13   $3,360.12
with EBB Rider..................  $1,027.55   $1,566.21   $2,023.69   $3,214.95
with ADBR Rider.................  $1,032.31   $1,580.43   $2,047.57   $3,263.59
with IPP & EBB Riders...........  $1,070.34   $1,694.44   $2,239.36   $3,657.03
with IPP & ADBR Riders..........  $1,075.09   $1,708.65   $2,263.22   $3,705.66
with EBB & ADBR Riders..........  $1,060.83   $1,666.04   $2,191.79   $3,560.51
with All Riders.................  $1,103.62   $1,794.26   $2,407.44   $4,002.56
-------------------------------------------------------------------------------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..............  $1,011.39   $1,517.75   $1,942.18   $3,047.76
with IPP Rider..................  $1,054.12   $1,645.46   $2,156.37   $3,483.57
with EBB Rider..................  $1,039.88   $1,603.03   $2,085.43   $3,340.48
with ADBR Rider.................  $1,044.62   $1,617.18   $2,109.13   $3,388.41
with IPP & EBB Riders...........  $1,082.61   $1,730.74   $2,299.63   $3,776.31
with IPP & ADBR Riders..........  $1,087.36   $1,744.90   $2,323.32   $3,824.24
with EBB & ADBR Riders..........  $1,073.11   $1,702.46   $2,252.38   $3,681.13
with All Riders.................  $1,115.84   $1,830.17   $2,466.58   $4,116.97
-------------------------------------------------------------------------------
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..............  $1,051.31   $1,637.10   $2,142.41   $3,455.51
with IPP Rider..................  $1,093.86   $1,763.18   $2,351.95   $3,871.66
with EBB Rider..................  $1,079.68   $1,721.28   $2,282.55   $3,735.03
with ADBR Rider.................  $1,084.41   $1,735.25   $2,305.73   $3,780.80
with IPP & EBB Riders...........  $1,122.23   $1,847.35   $2,492.08   $4,151.17
with IPP & ADBR Riders..........  $1,126.96   $1,861.32   $2,515.26   $4,196.94
with EBB & ADBR Riders..........  $1,112.77   $1,819.43   $2,445.86   $4,060.32
with All Riders.................  $1,155.32   $1,945.50   $2,655.39   $4,476.46
-------------------------------------------------------------------------------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..............  $1,023.74   $1,554.80   $2,004.53   $3,175.79
with IPP Rider..................  $1,066.42   $1,682.00   $2,217.28   $3,605.45
with EBB Rider..................  $1,052.19   $1,639.73   $2,146.81   $3,464.36
with ADBR Rider.................  $1,056.93   $1,653.84   $2,170.36   $3,511.65
with IPP & EBB Riders...........  $1,094.87   $1,766.94   $2,359.56   $3,894.02
with IPP & ADBR Riders..........  $1,099.61   $1,781.04   $2,383.09   $3,941.27
with EBB & ADBR Riders..........  $1,085.38   $1,738.77   $2,312.63   $3,800.20
with All Riders.................  $1,128.06   $1,865.97   $2,525.37   $4,229.86
-------------------------------------------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..............  $1,004.73   $1,497.75   $1,908.45   $2,978.11
with IPP Rider..................  $1,047.49   $1,625.74   $2,123.44   $3,417.29
with EBB Rider..................  $1,033.24   $1,583.21   $2,052.23   $3,273.09
with ADBR Rider.................  $1,037.99   $1,597.40   $2,076.01   $3,321.39
with IPP & EBB Riders...........  $1,076.00   $1,711.20   $2,267.22   $3,712.28
with IPP & ADBR Riders..........  $1,080.75   $1,725.39   $2,291.00   $3,760.58
with EBB & ADBR Riders..........  $1,066.50   $1,682.87   $2,219.80   $3,616.38
with All Riders.................  $1,109.26   $1,810.85   $2,434.79   $4,055.56
-------------------------------------------------------------------------------
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders..............  $1,029.44   $1,571.87   $2,033.20   $3,234.34
with IPP Rider..................  $1,072.09   $1,698.83   $2,245.27   $3,661.14
with EBB Rider..................  $1,057.88   $1,656.64   $2,175.04   $3,521.01
with ADBR Riders................  $1,062.62   $1,670.73   $2,198.50   $3,567.96
with IPP & EBB Riders...........  $1,100.53   $1,783.61   $2,387.10   $3,947.84
with IPP & ADBR Riders..........  $1,105.27   $1,797.69   $2,410.57   $3,994.78
with EBB & ADBR Riders..........  $1,091.05   $1,755.50   $2,340.33   $3,854.64
with All Riders.................  $1,133.70   $1,882.47   $2,552.41   $4,281.47
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..............  $1,004.73   $1,497.75   $1,908.45   $2,978.11
with IPP Rider..................  $1,047.49   $1,625.74   $2,123.44   $3,417.29
with EBB Rider..................  $1,033.24   $1,583.21   $2,052.23   $3,273.09
with ADBR Rider.................  $1,037.99   $1,597.40   $2,076.01   $3,321.39
with IPP & EBB Riders...........  $1,076.00   $1,711.20   $2,267.22   $3,712.28
with IPP & ADBR Riders..........  $1,080.75   $1,725.39   $2,291.00   $3,760.58
with EBB & ADBR Riders..........  $1,066.50   $1,682.87   $2,219.80   $3,616.38
with All Riders.................  $1,109.26   $1,810.85   $2,434.79   $4,055.56
-------------------------------------------------------------------------------
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders..............  $1,034.20   $1,586.07   $2,057.03   $3,282.84
with IPP Rider..................  $1,076.83   $1,712.85   $2,268.55   $3,707.33
with EBB Rider..................  $1,062.62   $1,670.73   $2,198.50   $3,567.95
with ADBR Rider.................  $1,067.36   $1,684.78   $2,221.90   $3,614.65
with IPP & EBB Riders...........  $1,105.25   $1,797.50   $2,410.02   $3,992.44
with IPP & ADBR Riders..........  $1,109.98   $1,811.55   $2,433.42   $4,039.14
with EBB & ADBR Riders..........  $1,095.78   $1,769.43   $2,363.35   $3,899.76
with All Riders.................  $1,138.40   $1,896.19   $2,574.88   $4,324.24
-------------------------------------------------------------------------------
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..............  $1,042.75   $1,611.61   $2,099.80   $3,369.57
with IPP Rider..................  $1,085.34   $1,738.03   $2,310.33   $3,789.87
with EBB Rider..................  $1,071.14   $1,696.02   $2,240.61   $3,651.87
with ADBR Rider.................  $1,075.88   $1,710.03   $2,263.88   $3,698.09
with IPP & EBB Riders...........  $1,113.73   $1,822.44   $2,451.12   $4,072.17
with IPP & ADBR Riders..........  $1,118.47   $1,836.46   $2,474.42   $4,118.40
with EBB & ADBR Riders..........  $1,104.27   $1,794.45   $2,404.70   $3,980.41
with All Riders.................  $1,146.86   $1,920.87   $2,615.21   $4,400.68
-------------------------------------------------------------------------------
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..............  $1,047.51   $1,625.77   $2,123.49   $3,417.41
with IPP Rider..................  $1,090.08   $1,752.01   $2,333.47   $3,835.41
with EBB Rider..................  $1,075.89   $1,710.06   $2,263.92   $3,698.15
with ADBR Rider.................  $1,080.62   $1,724.06   $2,287.15   $3,744.13
with IPP & EBB Riders...........  $1,118.46   $1,836.28   $2,473.90   $4,116.14
with IPP & ADBR Riders..........  $1,123.18   $1,850.27   $2,497.12   $4,162.10
with EBB & ADBR Riders..........  $1,109.00   $1,808.33   $2,427.58   $4,024.89
with All Riders.................  $1,151.56   $1,934.57   $2,637.56   $4,442.88
-------------------------------------------------------------------------------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..............  $1,032.30   $1,580.40   $2,047.52   $3,263.47
with IPP Rider..................  $1,074.94   $1,707.24   $2,259.24   $3,688.88
with EBB Rider..................  $1,060.72   $1,665.09   $2,189.12   $3,549.21
with ADBR Riders................  $1,065.46   $1,679.17   $2,212.56   $3,596.02
with IPP & EBB Riders...........  $1,103.36   $1,791.94   $2,400.86   $3,974.63
with IPP & ADBR Riders..........  $1,108.10   $1,806.00   $2,424.28   $4,021.43
with EBB & ADBR Riders..........  $1,093.89   $1,763.86   $2,354.16   $3,881.74
with All Riders.................  $1,136.52   $1,890.70   $2,565.89   $4,307.16
-------------------------------------------------------------------------------
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders..............  $1,025.64   $1,560.48   $2,014.09   $3,195.33
with IPP Rider..................  $1,068.31   $1,687.61   $2,226.61   $3,624.04
with EBB Rider..................  $1,054.09   $1,645.38   $2,156.23   $3,483.30
with ADBR Rider.................  $1,058.83   $1,659.46   $2,179.74   $3,530.44
with IPP & EBB Riders...........  $1,096.75   $1,772.50   $2,368.76   $3,912.00
with IPP & ADBR Riders..........  $1,101.49   $1,786.59   $2,392.26   $3,959.15
with EBB & ADBR Riders..........  $1,087.27   $1,744.35   $2,321.87   $3,818.38
with All Riders.................  $1,129.94   $1,871.47   $2,534.40   $4,247.09
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders..............  $  985.72   $1,440.47   $1,811.56   $2,776.46
with IPP Rider..................  $1,028.57   $1,569.25   $2,028.80   $3,225.36
with EBB Rider..................  $1,014.29   $1,526.46   $1,956.86   $3,077.98
with ADBR Rider.................  $1,019.05   $1,540.73   $1,980.88   $3,127.34
with IPP & EBB Riders...........  $1,057.13   $1,655.24   $2,174.08   $3,526.85
with IPP & ADBR Riders..........  $1,061.89   $1,669.51   $2,198.12   $3,576.23
with EBB & ADBR Riders..........  $1,047.61   $1,626.72   $2,126.17   $3,428.83
with All Riders.................  $1,090.46   $1,755.49   $2,343.40   $3,877.73
-------------------------------------------------------------------------------
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders..............  $1,047.51   $1,625.77   $2,123.49   $3,417.41
with IPP Rider..................  $1,090.08   $1,752.01   $2,333.47   $3,835.41
with EBB Rider..................  $1,075.89   $1,710.06   $2,263.92   $3,698.15
with ADBR Rider.................  $1,080.62   $1,724.06   $2,287.15   $3,744.13
with IPP & EBB Riders...........  $1,118.46   $1,836.28   $2,473.90   $4,116.14
with IPP & ADBR Riders..........  $1,123.18   $1,850.27   $2,497.12   $4,162.10
with EBB & ADBR Riders..........  $1,109.00   $1,808.33   $2,427.58   $4,024.89
with All Riders.................  $1,151.56   $1,934.57   $2,637.56   $4,442.88
-------------------------------------------------------------------------------
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders..............  $1,007.59   $1,506.32   $1,922.91   $3,008.01
with IPP Rider..................  $1,050.34   $1,634.20   $2,137.57   $3,445.76
with EBB Rider..................  $1,036.09   $1,591.71   $2,066.48   $3,302.03
with ADBR Rider.................  $1,040.84   $1,605.88   $2,090.22   $3,350.19
with IPP & EBB Riders...........  $1,078.83   $1,719.57   $2,281.12   $3,739.77
with IPP & ADBR Riders..........  $1,083.58   $1,733.76   $2,304.88   $3,787.92
with EBB & ADBR Riders..........  $1,069.33   $1,691.26   $2,233.77   $3,644.19
with All Riders.................  $1,112.08   $1,819.14   $2,448.43   $4,081.93
-------------------------------------------------------------------------------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders..............  $1,010.43   $1,514.89   $1,937.37   $3,037.83
with IPP Rider..................  $1,053.17   $1,642.64   $2,151.67   $3,474.13
with EBB Rider..................  $1,038.92   $1,600.19   $2,080.69   $3,330.87
with ADBR Rider.................  $1,043.67   $1,614.35   $2,104.39   $3,378.86
with IPP & EBB Riders...........  $1,081.66   $1,727.94   $2,294.99   $3,767.17
with IPP & ADBR Riders..........  $1,086.41   $1,742.11   $2,318.72   $3,815.17
with EBB & ADBR Riders..........  $1,072.16   $1,699.66   $2,247.73   $3,671.91
with All Riders.................  $1,114.90   $1,827.41   $2,462.04   $4,108.21
-------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders..............  $1,040.85   $1,605.94   $2,090.31   $3,350.36
with IPP Rider..................  $1,083.45   $1,732.43   $2,301.05   $3,771.59
with EBB Rider..................  $1,069.25   $1,690.40   $2,231.25   $3,633.27
with ADBR Rider.................  $1,073.98   $1,704.43   $2,254.57   $3,679.61
with IPP & EBB Riders...........  $1,111.85   $1,816.90   $2,442.00   $4,054.51
with IPP & ADBR Riders..........  $1,116.58   $1,830.93   $2,465.33   $4,100.85
with EBB & ADBR Riders..........  $1,102.38   $1,788.89   $2,395.51   $3,962.54
with All Riders.................  $1,144.98   $1,915.38   $2,606.25   $4,383.76
-------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED
without any Riders..............  $1,011.39   $1,517.75   $1,942.18   $3,047.76
with IPP Rider..................  $1,054.12   $1,645.46   $2,156.37   $3,483.57
with EBB Rider..................  $1,039.88   $1,603.03   $2,085.43   $3,340.48
with ADBR Rider.................  $1,044.62   $1,617.18   $2,109.13   $3,388.41
with IPP & EBB Riders...........  $1,082.61   $1,730.74   $2,299.63   $3,776.31
with IPP & ADBR Riders..........  $1,087.36   $1,744.90   $2,323.32   $3,824.24
with EBB & ADBR Riders..........  $1,073.11   $1,702.46   $2,252.38   $3,681.13
with All Riders.................  $1,115.84   $1,830.17   $2,466.58   $4,116.97
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND VARIABLE SERIES--CLASS B
without any Riders..............  $1,040.85   $1,605.94   $2,090.31   $3,350.36
with IPP Rider..................  $1,083.45   $1,732.43   $2,301.05   $3,771.59
with EBB Rider..................  $1,069.25   $1,690.40   $2,231.25   $3,633.27
with ADBR Rider.................  $1,073.98   $1,704.43   $2,254.57   $3,679.61
with IPP & EBB Riders...........  $1,111.85   $1,816.90   $2,442.00   $4,054.51
with IPP & ADBR Riders..........  $1,116.58   $1,830.93   $2,465.33   $4,100.85
with EBB & ADBR Riders..........  $1,102.38   $1,788.89   $2,395.51   $3,962.54
with All Riders.................  $1,144.98   $1,915.38   $2,606.25   $4,383.76
-------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..............  $1,029.44   $1,571.87   $2,033.20   $3,234.34
with IPP Rider..................  $1,072.09   $1,698.83   $2,245.27   $3,661.14
with EBB Rider..................  $1,057.88   $1,656.64   $2,175.04   $3,521.01
with ADBR Rider.................  $1,062.62   $1,670.73   $2,198.50   $3,567.96
with IPP & EBB Riders...........  $1,100.53   $1,783.61   $2,387.10   $3,947.84
with IPP & ADBR Riders..........  $1,105.27   $1,797.69   $2,410.57   $3,994.78
with EBB & ADBR Riders..........  $1,091.05   $1,755.50   $2,340.33   $3,854.64
with All Riders.................  $1,133.70   $1,882.47   $2,552.41   $4,281.47
-------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..............  $1,013.29   $1,523.46   $1,951.79   $3,067.55
with IPP Rider..................  $1,056.01   $1,651.10   $2,165.77   $3,502.43
with EBB Rider..................  $1,041.77   $1,608.68   $2,094.90   $3,359.64
with ADBR Rider.................  $1,046.52   $1,622.83   $2,118.57   $3,407.47
with IPP & EBB Riders...........  $1,084.49   $1,736.31   $2,308.86   $3,794.50
with IPP & ADBR Riders..........  $1,089.24   $1,750.46   $2,332.54   $3,842.34
with EBB & ADBR Riders..........  $1,075.00   $1,708.06   $2,261.68   $3,699.55
with All Riders.................  $1,117.72   $1,835.69   $2,475.65   $4,134.43
-------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders..............  $1,003.79   $1,494.90   $1,903.64   $2,968.14
with IPP Rider..................  $1,046.55   $1,622.92   $2,118.72   $3,407.80
with EBB Rider..................  $1,032.30   $1,580.38   $2,047.48   $3,263.41
with ADBR Rider.................  $1,037.05   $1,594.58   $2,071.29   $3,311.79
with IPP & EBB Riders...........  $1,075.06   $1,708.41   $2,262.57   $3,703.09
with IPP & ADBR Riders..........  $1,079.81   $1,722.60   $2,286.37   $3,751.45
with EBB & ADBR Riders..........  $1,065.56   $1,680.06   $2,215.13   $3,607.08
with All Riders.................  $1,108.32   $1,808.09   $2,430.22   $4,046.73
-------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............  $1,016.14   $1,532.01   $1,966.20   $3,097.19
with IPP Rider..................  $1,058.85   $1,659.52   $2,179.83   $3,530.63
with EBB Rider..................  $1,044.61   $1,617.15   $2,109.06   $3,388.30
with ADBR Rider.................  $1,049.36   $1,631.29   $2,132.71   $3,435.99
with IPP & EBB Riders...........  $1,087.32   $1,744.67   $2,322.71   $3,821.75
with IPP & ADBR Riders..........  $1,092.07   $1,758.81   $2,346.35   $3,869.43
with EBB & ADBR Riders..........  $1,077.83   $1,716.44   $2,275.60   $3,727.13
with All Riders.................  $1,120.54   $1,843.95   $2,489.22   $4,160.55
-------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..............  $1,001.88   $1,489.18   $1,893.98   $2,948.14
with IPP Rider..................  $1,044.66   $1,617.29   $2,109.31   $3,388.76
with EBB Rider..................  $1,030.40   $1,574.72   $2,037.98   $3,244.06
with ADBR Rider.................  $1,035.15   $1,588.93   $2,061.80   $3,292.54
with IPP & EBB Riders...........  $1,073.17   $1,702.82   $2,253.30   $3,684.70
with IPP & ADBR Riders..........  $1,077.93   $1,717.02   $2,277.11   $3,733.15
with EBB & ADBR Riders..........  $1,063.67   $1,674.46   $2,205.80   $3,588.48
with All Riders.................  $1,106.44   $1,802.56   $2,421.12   $4,029.12
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders..............  $1,008.53   $1,509.19   $1,927.73   $3,017.97
with IPP Rider..................  $1,051.28   $1,637.01   $2,142.27   $3,455.22
with EBB Rider..................  $1,037.03   $1,594.53   $2,071.20   $3,311.64
with ADBR Rider.................  $1,041.78   $1,608.70   $2,094.94   $3,359.75
with IPP & EBB Riders...........  $1,079.77   $1,722.36   $2,285.74   $3,748.91
with IPP & ADBR Riders..........  $1,084.52   $1,736.54   $2,309.48   $3,797.02
with EBB & ADBR Riders..........  $1,070.27   $1,694.07   $2,238.43   $3,653.43
with All Riders.................  $1,113.02   $1,821.89   $2,452.95   $4,090.69
-------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders..............  $1,030.40   $1,574.71   $2,037.97   $3,244.06
with IPP Rider..................  $1,073.04   $1,701.65   $2,249.95   $3,670.41
with EBB Rider..................  $1,058.83   $1,659.47   $2,179.73   $3,530.41
with ADBR Rider.................  $1,063.57   $1,673.54   $2,203.18   $3,577.32
with IPP & EBB Riders...........  $1,101.47   $1,786.39   $2,391.69   $3,956.77
with IPP & ADBR Riders..........  $1,106.21   $1,800.47   $2,415.15   $4,003.67
with EBB & ADBR Riders..........  $1,092.00   $1,758.29   $2,344.94   $3,863.69
with All Riders.................  $1,134.64   $1,885.21   $2,556.89   $4,290.03
-------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders..............  $1,032.30   $1,580.40   $2,047.52   $3,263.47
with IPP Rider..................  $1,074.94   $1,707.24   $2,259.24   $3,688.88
with EBB Rider..................  $1,060.72   $1,665.09   $2,189.12   $3,549.21
with ADBR Rider.................  $1,065.46   $1,679.17   $2,212.56   $3,596.02
with IPP & EBB Riders...........  $1,103.36   $1,791.94   $2,400.86   $3,974.63
with IPP & ADBR Riders..........  $1,108.10   $1,806.00   $2,424.28   $4,021.43
with EBB & ADBR Riders..........  $1,093.89   $1,763.86   $2,354.16   $3,881.74
with All Riders.................  $1,136.52   $1,890.70   $2,565.89   $4,307.16
-------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES-- SERVICE CLASS
without any Riders..............  $1,033.25   $1,583.23   $2,052.26   $3,273.16
with IPP Rider..................  $1,075.88   $1,710.04   $2,263.89   $3,698.12
with EBB Rider..................  $1,061.67   $1,667.91   $2,193.81   $3,558.58
with ADBR Rider.................  $1,066.40   $1,681.97   $2,217.22   $3,605.33
with IPP & EBB Riders...........  $1,104.30   $1,794.72   $2,405.44   $3,983.54
with IPP & ADBR Riders..........  $1,109.04   $1,808.77   $2,428.85   $4,030.28
with EBB & ADBR Riders..........  $1,094.83   $1,766.64   $2,358.76   $3,890.76
with All Riders.................  $1,137.46   $1,893.45   $2,570.39   $4,315.70
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders..............  $1,036.10   $1,591.75   $2,066.55   $3,302.18
with IPP Rider..................  $1,078.72   $1,718.45   $2,277.85   $3,725.73
with EBB Rider..................  $1,064.52   $1,676.35   $2,207.86   $3,586.67
with ADBR Rider.................  $1,069.25   $1,690.39   $2,231.24   $3,633.26
with IPP & EBB Riders...........  $1,107.13   $1,803.04   $2,419.16   $4,010.22
with IPP & ADBR Riders..........  $1,111.87   $1,817.09   $2,442.54   $4,056.83
with EBB & ADBR Riders..........  $1,097.66   $1,774.99   $2,372.56   $3,917.74
with All Riders.................  $1,140.28   $1,901.69   $2,583.86   $4,341.30
-------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
without any Riders..............  $1,052.26   $1,639.93   $2,147.13   $3,465.02
with IPP Rider..................  $1,094.80   $1,765.95   $2,356.55   $3,880.69
with EBB Rider..................  $1,080.62   $1,724.07   $2,287.19   $3,744.21
with ADBR Rider.................  $1,085.35   $1,738.05   $2,310.36   $3,789.93
with IPP & EBB Riders...........  $1,123.17   $1,850.10   $2,496.62   $4,159.91
with IPP & ADBR Riders..........  $1,127.89   $1,864.08   $2,519.78   $4,205.63
with EBB & ADBR Riders..........  $1,113.71   $1,822.20   $2,450.42   $4,069.13
with All Riders.................  $1,156.26   $1,948.23   $2,659.84   $4,484.84
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO
without any Riders..............  $1,033.25   $1,583.23   $2,052.26   $3,273.16
with IPP Rider..................  $1,075.88   $1,710.04   $2,263.89   $3,698.12
with EBB Rider..................  $1,061.67   $1,667.91   $2,193.81   $3,558.58
with ADBR Rider.................  $1,066.40   $1,681.97   $2,217.22   $3,605.33
with IPP & EBB Riders...........  $1,104.30   $1,794.72   $2,405.44   $3,983.54
with IPP & ADBR Riders..........  $1,109.04   $1,808.77   $2,428.85   $4,030.28
with EBB & ADBR Riders..........  $1,094.83   $1,766.64   $2,358.76   $3,890.76
with All Riders.................  $1,137.46   $1,893.45   $2,570.39   $4,315.70
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders..............  $1,029.44   $1,571.87   $2,033.20   $3,234.34
with IPP Rider..................  $1,072.09   $1,698.83   $2,245.27   $3,661.14
with EBB Rider..................  $1,057.88   $1,656.64   $2,175.04   $3,521.01
with ADBR Rider.................  $1,062.62   $1,670.73   $2,198.50   $3,567.96
with IPP & EBB Riders...........  $1,100.53   $1,783.61   $2,387.10   $3,947.84
with IPP & ADBR Riders..........  $1,105.27   $1,797.69   $2,410.57   $3,994.78
with EBB & ADBR Riders..........  $1,091.05   $1,755.50   $2,340.33   $3,854.64
with All Riders.................  $1,133.70   $1,882.47   $2,552.41   $4,281.47
-------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $1,038.95   $1,600.26   $2,080.81   $3,331.12
with IPP Rider..................  $1,081.56   $1,726.84   $2,291.78   $3,753.28
with EBB Rider..................  $1,067.35   $1,684.78   $2,221.91   $3,614.65
with ADBR Rider.................  $1,072.09   $1,698.82   $2,245.24   $3,661.10
with IPP & EBB Riders...........  $1,109.96   $1,811.35   $2,432.86   $4,036.80
with IPP & ADBR Riders..........  $1,114.69   $1,825.38   $2,456.21   $4,083.25
with EBB & ADBR Riders..........  $1,100.49   $1,783.33   $2,386.34   $3,944.65
with All Riders.................  $1,143.10   $1,909.90   $2,597.30   $4,366.80
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders..............  $1,120.69   $1,842.06   $2,482.03   $4,124.61
with IPP Rider..................  $1,162.93   $1,965.30   $2,683.64   $4,508.37
with EBB Rider..................  $1,148.85   $1,924.35   $2,616.87   $4,382.37
with ADBR Rider.................  $1,153.54   $1,938.02   $2,639.18   $4,424.59
with IPP & EBB Riders...........  $1,191.09   $2,047.59   $2,818.48   $4,766.14
with IPP & ADBR Riders..........  $1,195.78   $2,061.27   $2,840.79   $4,808.37
with EBB & ADBR Riders..........  $1,181.70   $2,020.31   $2,774.02   $4,682.36
with All Riders.................  $1,223.94   $2,143.56   $2,975.63   $5,066.12
-------------------------------------------------------------------------------
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..............  $1,092.18   $1,758.21   $2,343.74   $3,855.59
with IPP Rider..................  $1,134.54   $1,882.61   $2,548.58   $4,252.37
with EBB Rider..................  $1,120.42   $1,841.27   $2,480.74   $4,122.10
with ADBR Rider.................  $1,125.13   $1,855.07   $2,503.41   $4,165.75
with IPP & EBB Riders...........  $1,162.79   $1,965.68   $2,685.58   $4,518.92
with IPP & ADBR Riders..........  $1,167.50   $1,979.46   $2,708.23   $4,562.54
with EBB & ADBR Riders..........  $1,153.37   $1,938.13   $2,640.39   $4,432.27
with All Riders.................  $1,195.74   $2,062.53   $2,845.24   $4,829.08

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2005

                                      FOR

                        MAINSTAY ELITE VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current MainStay Elite Variable Annuity Prospectus. You should read the SAI in conjunction with the current MainStay Elite Variable Annuity Prospectus dated May 1, 2005. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago IL 60686. Terms used but not defined in this SAI have the same meaning as in the current MainStay Elite Variable Annuity Prospectus.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
THE POLICIES................................................     2
     Valuation of Accumulation Units........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................     3
     Tax Status of the Policies.............................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     5
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                     (a/b)
Where: a = the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b= is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period.

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.


     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.


                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.


     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.


     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.


     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.



     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policy owner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS


     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.


                              RECORDS AND REPORTS



     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and quarterly statement be reviewed immediately to ensure there are no errors. In order to correct an error, you must call it to Our attention within 15 days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How Do I contact NYLIAC?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2004 and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                                   APPENDIX 1

                      STATEMENT OF ADDITIONAL INFORMATION


                               DATED MAY 1, 2005



     NYLIAC offers in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, Oregon, Pennsylvania, South Carolina, Utah and Washington an individual single premium version of the MainStay Elite Variable Annuity policies. This Appendix modifies the May 1, 2005 Statement of Additional Information ("SAI") for the policies to describe the single premium version of the policies.



     When reading this Appendix together with the SAI, keep in mind that only one premium payment is permitted under the single premium policies. Exceptions to this rule apply only in cases where part of your initial purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, We may receive parts of your purchase payment on different business days.


     Accordingly, except in the circumstances described above, all references throughout the Statement of Additional Information to premium payments in the plural should be read to mean the singular. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $7,139,819       $4,718,308       $4,517,393
                                                                ----------       ----------       ----------
      Total net assets......................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
    Variable accumulation
      unit value............................................    $    10.53       $    11.49       $     1.01
                                                                ==========       ==========       ==========
Identified Cost of Investment...............................    $7,307,910       $4,486,734       $4,517,436
                                                                ==========       ==========       ==========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $8,088,922      $14,415,022       $6,537,539
                                                                ----------      -----------       ----------
      Total net assets......................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
    Variable accumulation
      unit value............................................    $    13.26      $     12.21       $    12.61
                                                                ==========      ===========       ==========
Identified Cost of Investment...............................    $7,367,717      $13,516,607       $5,927,728
                                                                ==========      ===========       ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ------------------------------------------------------------------------------------------------------------------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ----------      ----------      ----------      -----------     ----------      ----------      ----------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $    12.34      $    11.50      $    10.39      $     12.08     $    13.33      $    13.06      $    13.92
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,202,959      $7,807,899      $4,321,937      $21,494,488     $5,756,455      $4,421,562      $7,353,153
     ==========      ==========      ==========      ===========     ==========      ==========      ==========

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    --------------------------------------------------------------------------------------------------------------------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ----------      ----------      ----------      ----------      ----------      ----------        ----------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $    11.32      $    12.57      $    12.06      $    11.87      $    10.25      $    11.44        $    12.95
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,397,865      $5,225,314      $1,790,156      $2,357,289      $1,868,153      $2,429,844        $3,087,853
     ==========      ==========      ==========      ==========      ==========      ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                   COLONIAL
                                                                                   SMALL CAP         DREYFUS IP
                                                                 CALVERT          VALUE FUND         TECHNOLOGY
                                                                  SOCIAL       VARIABLE SERIES--      GROWTH--
                                                                 BALANCED           CLASS B        SERVICE SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $941,461          $207,211          $3,289,474
                                                                 --------          --------          ----------
      Total net assets......................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
    Variable accumulation
      unit value............................................     $  11.19          $  10.27          $    11.21
                                                                 ========          ========          ==========
Identified Cost of Investment...............................     $904,517          $207,077          $3,167,480
                                                                 ========          ========          ==========

                                                                                                  NEUBERGER
                                                                                                    BERMAN
                                                                  MFS(R)           MFS(R)            AMT
                                                                 RESEARCH        UTILITIES         MID-CAP
                                                                 SERIES--         SERIES--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS       CLASS S
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $632,302        $2,137,585        $518,755
                                                                 --------        ----------        --------
      Total net assets......................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
    Variable accumulation
      unit value............................................     $  12.27        $    13.14        $  11.84
                                                                 ========        ==========        ========
Identified Cost of Investment...............................     $571,647        $1,949,697        $475,051
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                         FIDELITY(R)                                          JANUS ASPEN
      FIDELITY(R)            VIP            FIDELITY(R)      JANUS ASPEN         SERIES           MFS(R)
          VIP              EQUITY--             VIP             SERIES         WORLDWIDE        INVESTORS
    CONTRAFUND(R)--        INCOME--          MID CAP--        BALANCED--        GROWTH--      TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ----------         ----------        ----------        ----------       ----------        --------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $    12.76         $    12.09        $    14.45        $    11.52       $    11.20        $  11.79
       ==========         ==========        ==========        ==========       ==========        ========
       $9,052,115         $6,076,653        $5,574,340        $4,621,882       $1,986,167        $528,799
       ==========         ==========        ==========        ==========       ==========        ========

                                             VAN KAMPEN
       T. ROWE                                  UIF              VICTORY
        PRICE             VAN ECK             EMERGING             VIF
        EQUITY           WORLDWIDE            MARKETS          DIVERSIFIED
        INCOME              HARD              EQUITY--           STOCK--
    PORTFOLIO--II          ASSETS             CLASS II        CLASS A SHARES
    ------------------------------------------------------------------------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     -----------         ----------          ----------          --------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $     12.88         $    14.11          $    14.48          $  11.17
     ===========         ==========          ==========          ========
     $ 9,734,777         $2,039,981          $2,103,532          $767,664
     ===========         ==========          ==========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $ 242,466         $  3,421       $    26,308
                                                                ---------         --------       -----------
      Net investment income (loss)..........................      242,466            3,421            26,308
                                                                ---------         --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      200,222          157,497         6,168,671
  Cost of investments sold..................................     (208,876)        (151,723)       (6,168,731)
                                                                ---------         --------       -----------
      Net realized gain (loss) on investments...............       (8,654)           5,774               (60)
  Realized gain distribution received.......................       76,632               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (132,894)         210,540               (42)
                                                                ---------         --------       -----------
      Net gain (loss) on investments........................      (64,916)         216,314              (102)
                                                                ---------         --------       -----------
        Net increase (decrease) in net assets resulting
          from operations...................................    $ 177,550         $219,735       $    26,206
                                                                =========         ========       ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 51,002        $  191,592        $     --
                                                                 --------        ----------        --------
      Net investment income (loss)..........................       51,002           191,592              --
                                                                 --------        ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       39,210            15,460         103,564
  Cost of investments sold..................................      (32,398)          (14,127)        (92,469)
                                                                 --------        ----------        --------
      Net realized gain (loss) on investments...............        6,812             1,333          11,095
  Realized gain distribution received.......................       69,353                --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      686,056           865,218         582,688
                                                                 --------        ----------        --------
      Net gain (loss) on investments........................      762,221           866,551         593,783
                                                                 --------        ----------        --------
        Net increase (decrease) in net assets resulting
          from operations...................................     $813,223        $1,058,143        $593,783
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     MAINSTAY VP                                         MAINSTAY VP       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP        HIGH YIELD      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--    CORPORATE BOND--      EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------
       $ 27,597        $ 138,461        $ 167,819         $1,388,860         $ 47,447         $ 14,965        $       --
       --------        ---------        ---------         ----------         --------         --------        ----------
         27,597          138,461          167,819          1,388,860           47,447           14,965                --
       --------        ---------        ---------         ----------         --------         --------        ----------
         53,856          158,823          178,485            480,249           32,128           39,019            90,549
        (50,328)        (151,509)        (182,479)          (464,411)         (26,613)         (32,969)          (80,685)
       --------        ---------        ---------         ----------         --------         --------        ----------
          3,528            7,314           (3,994)            15,838            5,515            6,050             9,864
             --               --               --                 --               --          101,812                --
        161,554          274,186          (73,241)           156,499          704,494          529,204         1,264,612
       --------        ---------        ---------         ----------         --------         --------        ----------
        165,082          281,500          (77,235)           172,337          710,009          637,066         1,274,476
       --------        ---------        ---------         ----------         --------         --------        ----------
       $192,679        $ 419,961        $  90,584         $1,561,197         $757,456         $652,031        $1,274,476
       ========        =========        =========         ==========         ========         ========        ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $ 52,615         $ 51,824         $ 28,667        $  19,210        $     733         $     --          $     --
       --------         --------         --------        ---------        ---------         --------          --------
         52,615           51,824           28,667           19,210              733               --                --
       --------         --------         --------        ---------        ---------         --------          --------
         84,392           63,403           76,001          147,447          154,369           46,522            72,200
        (80,275)         (55,932)         (69,994)        (135,561)        (163,279)         (46,483)          (65,202)
       --------         --------         --------        ---------        ---------         --------          --------
          4,117            7,471            6,007           11,886           (8,910)              39             6,998
             --               --               --               --               --               --                --
        118,801          357,158          107,559          180,674           49,429          188,086           343,615
       --------         --------         --------        ---------        ---------         --------          --------
        122,918          364,629          113,566          192,560           40,519          188,125           350,613
       --------         --------         --------        ---------        ---------         --------          --------
       $175,533         $416,453         $142,233        $ 211,770        $  41,252         $188,125          $350,613
       ========         ========         ========        =========        =========         ========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                  COLONIAL
                                                                                 SMALL CAP
                                                                                 VALUE FUND       DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED        CLASS B(A)     SERVICE SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 15,372          $  576         $      --
                                                                 --------          ------         ---------
      Net investment income (loss)..........................       15,372             576                --
                                                                 --------          ------         ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       18,272              --           256,108
  Cost of investments sold..................................      (17,859)             --          (280,074)
                                                                 --------          ------         ---------
      Net realized gain (loss) on investments...............          413              --           (23,966)
  Realized gain distribution received.......................           --           3,762                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       36,818             134           117,087
                                                                 --------          ------         ---------
      Net gain (loss) on investments........................       37,231           3,896            93,121
                                                                 --------          ------         ---------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 52,603          $4,472         $  93,121
                                                                 ========          ======         =========

                                                                                                    NEUBERGER
                                                                                                      BERMAN
                                                                  MFS(R)            MFS(R)             AMT
                                                                 RESEARCH         UTILITIES          MID-CAP
                                                                 SERIES--          SERIES--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS(B)     CLASS S(B)
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  1,6$62......         $     --          $    --
                                                                 --------          --------          -------
      Net investment income (loss)..........................        1,662                --               --
                                                                 --------          --------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       42,726            17,985            9,179
  Cost of investments sold..................................      (39,749)          (17,362)          (8,368)
                                                                 --------          --------          -------
      Net realized gain (loss) on investments...............        2,977               623              811
  Realized gain distribution received.......................           --                --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       59,068           187,888           43,704
                                                                 --------          --------          -------
      Net gain (loss) on investments........................       62,045           188,511           44,515
                                                                 --------          --------          -------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 63,707          $188,511          $44,515
                                                                 ========          ========          =======

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                  JANUS ASPEN
      FIDELITY(R)          FIDELITY(R)        FIDELITY(R)       JANUS ASPEN          SERIES           MFS(R)
          VIP                  VIP                VIP              SERIES          WORLDWIDE        INVESTORS
    CONTRAFUND(R)--      EQUITY--INCOME--      MID CAP--         BALANCED--         GROWTH--      TRUST SERIES--
    SERVICE CLASS 2      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES   SERVICE CLASS
  --------------------------------------------------------------------------------------------------------------
<S
        $  2,418             $ 13,411          $     --           $ 90,124          $ 14,452         $   495
        --------             --------          --------           --------          --------         -------
           2,418               13,411                --             90,124            14,452             495
        --------             --------          --------           --------          --------         -------
          36,136               13,428            32,508            162,033            71,222          10,753
         (29,685)             (12,426)          (28,487)          (155,221)          (70,677)         (9,981)
        --------             --------          --------           --------          --------         -------
           6,451                1,002             4,021              6,812               545             772
              --                3,495                --                 --                --              --
         902,770              501,120           919,761            214,370            99,259          48,946
        --------             --------          --------           --------          --------         -------
         909,221              505,617           923,782            221,182            99,804          49,718
        --------             --------          --------           --------          --------         -------
        $911,639             $519,028          $923,782           $311,306          $114,256         $50,213
        ========             ========          ========           ========          ========         =======


                                                       VAN KAMPEN
                                                          UIF                  VICTORY
       T. ROWE PRICE             VAN ECK                EMERGING                 VIF
           EQUITY               WORLDWIDE               MARKETS              DIVERSIFIED
           INCOME                  HARD                 EQUITY--               STOCK--
       PORTFOLIO--II              ASSETS                CLASS II          CLASS A SHARES(B)
    -----------------------------------------------------------------------------------------
         $  86,032               $    501               $  6,935               $  4,280
         ---------               --------               --------               --------
            86,032                    501                  6,935                  4,280
         ---------               --------               --------               --------
           283,316                 73,444                 22,118                 91,667
          (271,501)               (63,325)               (19,439)               (86,091)
         ---------               --------               --------               --------
            11,815                 10,119                  2,679                  5,576
           180,673                     --                     --                     --
           698,849                239,556                397,784                 41,084
         ---------               --------               --------               --------
           891,337                249,675                400,463                 46,660
         ---------               --------               --------               --------
         $ 977,369               $250,176               $407,398               $ 50,940
         =========               ========               ========               ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003


                                                            MAINSTAY VP              MAINSTAY VP
                                                              BOND--           CAPITAL APPRECIATION--
                                                           SERVICE CLASS            SERVICE CLASS
                                                       ---------------------   -----------------------
                                                          2004        2003        2004         2003
                                                       -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  242,466   $ 24,757   $    3,421    $    759
    Net realized gain (loss) on investments..........      (8,654)      (178)       5,774          --
    Realized gain distribution received..............      76,632     15,028           --          --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (132,894)   (35,197)     210,540      21,034
                                                       ----------   --------   ----------    --------
      Net increase (decrease) in net assets
        resulting from operations....................     177,550      4,410      219,735      21,793
                                                       ----------   --------   ----------    --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,479,913    557,348    3,126,108     573,694
    Policyowners' surrenders.........................     (62,943)      (399)     (76,655)         --
    Policyowners' annuity and death benefits.........     (46,378)        --           --          --
    Net transfers from (to) Fixed Account............   1,747,743     65,224      897,251      27,281
    Transfers between Investment Divisions...........     183,169     34,182     (100,979)     30,080
                                                       ----------   --------   ----------    --------
      Net contributions and (withdrawals)............   6,301,504    656,355    3,845,725     631,055
                                                       ----------   --------   ----------    --------
        Increase (decrease) in net assets............   6,479,054    660,765    4,065,460     652,848
NET ASSETS:
    Beginning of year................................     660,765         --      652,848          --
                                                       ----------   --------   ----------    --------
    End of year......................................  $7,139,819   $660,765   $4,718,308    $652,848
                                                       ==========   ========   ==========    ========

                                                             MAINSTAY VP               MAINSTAY VP
                                                              HIGH YIELD              INTERNATIONAL
                                                           CORPORATE BOND--             EQUITY--
                                                            SERVICE CLASS             SERVICE CLASS
                                                       ------------------------   ---------------------
                                                          2004          2003         2004        2003
                                                       ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,388,860   $  188,531   $   47,447   $  7,878
    Net realized gain (loss) on investments..........       15,838        2,400        5,515      1,066
    Realized gain distribution received..............           --           --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................      156,499     (109,434)     704,494     20,610
                                                       -----------   ----------   ----------   --------
      Net increase (decrease) in net assets
        resulting from operations....................    1,561,197       81,497      757,456     29,554
                                                       -----------   ----------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   13,017,058    2,702,631    3,633,324    446,156
    Policyowners' surrenders.........................     (323,517)      (1,586)     (51,147)        --
    Policyowners' annuity and death benefits.........      (83,253)          --           --         --
    Net transfers from (to) Fixed Account............    5,056,549      173,918    1,246,083     27,967
    Transfers between Investment Divisions...........     (656,329)      13,388      353,810     38,356
                                                       -----------   ----------   ----------   --------
      Net contributions and (withdrawals)............   17,010,508    2,888,351    5,182,070    512,479
                                                       -----------   ----------   ----------   --------
        Increase (decrease) in net assets............   18,571,705    2,969,848    5,939,526    542,033
NET ASSETS:
    Beginning of year................................    2,969,848           --      542,033         --
                                                       -----------   ----------   ----------   --------
    End of year......................................  $21,541,553   $2,969,848   $6,481,559   $542,033
                                                       ===========   ==========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


          MAINSTAY VP               MAINSTAY VP             MAINSTAY VP             MAINSTAY VP
              CASH                COMMON STOCK--           CONVERTIBLE--           GOVERNMENT--
           MANAGEMENT              SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ------------------------   ---------------------   ---------------------   ---------------------
       2004          2003         2004        2003        2004        2003        2004        2003
    ------------------------------------------------------------------------------------------------
    $    26,308   $      507   $   27,597   $  2,695   $  138,461   $ 18,737   $  167,819   $ 15,800
            (60)          --        3,528         --        7,314        283       (3,994)        --
             --           --           --         --           --         --           --         --
            (42)          (2)     161,554     10,663      274,186     13,142      (73,241)   (13,109)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
         26,206          505      192,679     13,358      419,961     32,162       90,584      2,691
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      7,375,797    1,322,152    1,407,340    254,397    3,860,620    797,432    2,706,021    319,316
       (134,546)      (4,632)     (39,038)       (80)    (118,998)      (404)     (54,241)      (546)
        (45,782)          --           --         --      (50,688)        --           --         --
        626,753       35,818      450,129     15,789    2,943,093    137,212    1,056,903     57,113
     (4,379,509)    (305,369)      43,271     37,331       48,647     26,190       57,852       (106)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,442,713    1,047,969    1,861,702    307,437    6,682,674    960,430    3,766,535    375,777
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,468,919    1,048,474    2,054,381    320,795    7,102,635    992,592    3,857,119    378,468
      1,048,474           --      320,795         --      992,592         --      378,468         --
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
    $ 4,517,393   $1,048,474   $2,375,176   $320,795   $8,095,227   $992,592   $4,235,587   $378,468
    ===========   ==========   ==========   ========   ==========   ========   ==========   ========

         MAINSTAY VP              MAINSTAY VP              MAINSTAY VP              MAINSTAY VP
       MID CAP CORE--          MID CAP GROWTH--          MID CAP VALUE--          S&P 500 INDEX--
        SERVICE CLASS            SERVICE CLASS            SERVICE CLASS            SERVICE CLASS
    ---------------------   -----------------------   ---------------------   ------------------------
       2004        2003        2004         2003         2004        2003        2004          2003
    --------------------------------------------------------------------------------------------------
    $   14,965   $  1,400   $       --   $       --   $   51,002   $  5,713   $   191,592   $   13,067
         6,050         (1)       9,864           88        6,812      1,490         1,333           72
       101,812         --           --           --       69,353         --            --           --
       529,204     14,928    1,264,612       28,559      686,056     35,150       865,218       33,196
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
       652,031     16,327    1,274,476       28,647      813,223     42,353     1,058,143       46,335
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     2,569,387    427,623    4,744,990      913,352    4,191,052    613,298     8,922,061    1,097,603
       (40,870)    (1,228)    (102,904)        (103)    (121,928)    (1,067)     (163,770)      (1,431)
        (6,346)        --       (6,133)          --      (26,288)        --            --           --
     1,052,550     34,986    1,323,155       54,613    2,061,332     75,685     2,770,432       47,779
       257,002      4,231      411,276        4,955      440,137      1,125       604,609       33,261
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     3,831,723    465,612    6,370,384      972,817    6,544,305    689,041    12,133,332    1,177,212
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     4,483,754    481,939    7,644,860    1,001,464    7,357,528    731,394    13,191,475    1,223,547
       481,939         --    1,001,464           --      731,394         --     1,223,547           --
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
    $4,965,693   $481,939   $8,646,324   $1,001,464   $8,088,922   $731,394   $14,415,022   $1,223,547
    ==========   ========   ==========   ==========   ==========   ========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            MAINSTAY VP
                                                             SMALL CAP              MAINSTAY VP
                                                             GROWTH--             TOTAL RETURN--
                                                           SERVICE CLASS           SERVICE CLASS
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $   52,615   $  5,981
    Net realized gain (loss) on investments..........      11,095      1,959        4,117         17
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     582,688     27,123      118,801        535
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     593,783     29,082      175,533      6,533
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   3,719,091    669,182    1,947,912    360,292
    Policyowners' surrenders.........................     (63,776)       (79)     (69,261)        --
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............   1,322,835     45,473    1,057,762     30,924
    Transfers between Investment Divisions...........     220,888      1,060        7,506         --
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,199,038    715,636    2,943,919    391,216
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   5,792,821    744,718    3,119,452    397,749
NET ASSETS:
    Beginning of year................................     744,718         --      397,749         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,537,539   $744,718   $3,517,201   $397,749
                                                       ==========   ========   ==========   ========


                                                            MAINSTAY VP           ALGER AMERICAN
                                                            LORD ABBETT                SMALL
                                                        DEVELOPING GROWTH--      CAPITALIZATION--
                                                           SERVICE CLASS          CLASS S SHARES
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $       --   $     --
    Net realized gain (loss) on investments..........          39        142        6,998         91
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     188,086        137      343,615      4,568
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     188,125        279      350,613      4,659
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   1,724,862    182,471    2,191,611    154,706
    Policyowners' surrenders.........................      (9,265)       (67)     (44,012)    (1,242)
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............     434,706      8,189      589,643     17,765
    Transfers between Investment Divisions...........      87,562      1,205      172,296         (3)
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   2,237,865    191,798    2,909,538    171,226
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   2,425,990    192,077    3,260,151    175,885
NET ASSETS:
    Beginning of year................................     192,077         --      175,885         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $2,618,067   $192,077   $3,436,036   $175,885
                                                       ==========   ========   ==========   ========

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                         MAINSTAY VP             MAINSTAY VP
                                 MAINSTAY VP            DREYFUS LARGE            EAGLE ASSET
         MAINSTAY VP          AMERICAN CENTURY             COMPANY               MANAGEMENT
           VALUE--            INCOME & GROWTH--            VALUE--             GROWTH EQUITY--
        SERVICE CLASS           SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ---------------------   ---------------------   ---------------------   ---------------------
       2004        2003        2004        2003        2004        2003        2004        2003
    ---------------------------------------------------------------------------------------------
    $   51,824   $  5,932   $   28,667   $  1,603   $   19,210   $  1,787   $      733   $    256
         7,471         12        6,007         --       11,886          2       (8,910)       205
            --         --           --         --           --         --           --         --
       357,158     16,056      107,559      5,925      180,674     11,465       49,429      9,698
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
       416,453     22,000      142,233      7,528      211,770     13,254       41,252     10,159
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     3,145,810    392,656    1,013,598    121,506    1,386,385    256,638    1,222,151    285,719
       (90,037)      (222)     (29,218)       (10)     (45,127)      (106)     (24,967)        --
       (11,991)        --           --         --           --         --           --         --
     1,568,172     54,613      618,249      5,278      664,960     40,005      398,470     19,204
       101,435       (360)      24,476         --       21,679        (30)     (29,700)     4,992
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     4,713,389    446,687    1,627,105    126,774    2,027,897    296,507    1,565,954    309,915
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     5,129,842    468,687    1,769,338    134,302    2,239,667    309,761    1,607,206    320,074
       468,687         --      134,302         --      309,761         --      320,074         --
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
    $5,598,529   $468,687   $1,903,640   $134,302   $2,549,428   $309,761   $1,927,280   $320,074
    ==========   ========   ==========   ========   ==========   ========   ==========   ========

                           COLONIAL
                          SMALL CAP
                          VALUE FUND        DREYFUS IP              FIDELITY(R)
          CALVERT          VARIABLE         TECHNOLOGY                  VIP
          SOCIAL           SERIES--          GROWTH--             CONTRAFUND(R)--
         BALANCED          CLASS B        SERVICE SHARES          SERVICE CLASS 2
    -------------------   ----------   ---------------------   ---------------------
      2004       2003      2004 (A)       2004        2003        2004        2003
    --------------------------------------------------------------------------------
    $ 15,372   $   496     $    576    $       --   $     --   $    2,418   $     --
         413        --           --       (23,966)        16        6,451        685
          --        --        3,762            --         --           --         --
      36,818       126          134       117,087      4,907      902,770     23,213
    --------   -------     --------    ----------   --------   ----------   --------
      52,603       622        4,472        93,121      4,923      911,639     23,898
    --------   -------     --------    ----------   --------   ----------   --------
     504,387    27,421      139,673     2,067,004    489,402    5,339,667    545,545
      (7,002)      (26)          --       (89,191)        --      (82,656)    (1,127)
          --        --           --            --         --       (6,383)        --
     339,307       637        1,004       686,387     31,690    2,546,661     90,162
      23,512        --       62,062       (43,239)    49,377      601,967      8,725
    --------   -------     --------    ----------   --------   ----------   --------
     860,204    28,032      202,739     2,620,961    570,469    8,399,256    643,305
    --------   -------     --------    ----------   --------   ----------   --------
     912,807    28,654      207,211     2,714,082    575,392    9,310,895    667,203
      28,654        --           --       575,392         --      667,203         --
    --------   -------     --------    ----------   --------   ----------   --------
    $941,461   $28,654     $207,211    $3,289,474   $575,392   $9,978,098   $667,203
    ========   =======     ========    ==========   ========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            FIDELITY(R)             FIDELITY(R)
                                                                VIP                     VIP
                                                          EQUITY-INCOME--            MID CAP--
                                                          SERVICE CLASS 2         SERVICE CLASS 2
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   13,411   $     --   $       --   $     --
    Net realized gain (loss) on investments..........       1,002        (50)       4,021      1,611
    Realized gain distribution received..............       3,495         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     501,120     30,311      919,761      7,699
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     519,028     30,261      923,782      9,310
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,095,100    446,750    4,005,735    169,218
    Policyowners' surrenders.........................     (69,458)       (10)     (77,160)        --
    Policyowners' annuity and death benefits.........      (8,999)        --      (20,471)        --
    Net transfers from (to) Fixed Account............   1,405,682     50,148    1,310,566     38,197
    Transfers between Investment Divisions...........     131,907      7,675      140,570      2,054
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,554,232    504,563    5,359,240    209,469
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   6,073,260    534,824    6,283,022    218,779
NET ASSETS:
    Beginning of year................................     534,824         --      218,779         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,608,084   $534,824   $6,501,801   $218,779
                                                       ==========   ========   ==========   ========

                                                          MFS(R)          NEUBERGER
                                                         UTILITIES         BERMAN
                                                         SERIES--        AMT MID-CAP
                                                       SERVICE CLASS   GROWTH--CLASS S
                                                       -------------   ---------------
                                                          2004(B)          2004(B)
                                                       -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $       --        $     --
    Net realized gain (loss) on investments..........          623             811
    Realized gain distribution received..............           --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      187,888          43,704
                                                        ----------        --------
      Net increase (decrease) in net assets resulting
        from operations..............................      188,511          44,515
                                                        ----------        --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,172,557         365,029
    Policyowners' surrenders.........................      (11,610)         (8,404)
    Policyowners' annuity and death benefits.........           --              --
    Net transfers from (to) Fixed Account............      537,719          58,898
    Transfers between Investment Divisions...........      250,408          58,717
                                                        ----------        --------
      Net contributions and (withdrawals)............    1,949,074         474,240
                                                        ----------        --------
        Increase (decrease) in net assets............    2,137,585         518,755
NET ASSETS:
    Beginning of year................................           --              --
                                                        ----------        --------
    End of year......................................   $2,137,585        $518,755
                                                        ==========        ========

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                 JANUS ASPEN
         JANUS ASPEN               SERIES
           SERIES                 WORLDWIDE          MFS(R) INVESTORS           MFS(R)
         BALANCED--               GROWTH--            TRUST SERIES--       RESEARCH SERIES--
       SERVICE SHARES          SERVICE SHARES          SERVICE CLASS         SERVICE CLASS
    ---------------------   ---------------------   -------------------   -------------------
       2004        2003        2004        2003       2004       2003       2004       2003
    -----------------------------------------------------------------------------------------
    $   90,124   $  3,917   $   14,452   $    220   $    495   $     --   $  1,662   $    --
         6,812         17          545          1        772         (1)     2,977        --
            --         --           --         --         --         --         --        --
       214,370      4,343       99,259      4,997     48,946        898     59,068     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
       311,306      8,277      114,256      5,218     50,213        897     63,707     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
     2,908,693    374,031    1,371,803    101,928    439,210     13,515    467,710    28,904
       (63,159)        --      (21,480)    (1,121)    (8,254)    (1,041)    (5,927)       --
       (63,311)        --           --         --         --         --         --        --
     1,207,782     72,149      457,951     17,974     59,038      5,446     73,671     5,353
        79,513      5,314       42,434      1,459     19,358        261     (2,704)       --
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,069,518    451,494    1,850,708    120,240    509,352     18,181    532,750    34,257
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,380,824    459,771    1,964,964    125,458    559,565     19,078    596,457    35,845
       459,771         --      125,458         --     19,078         --     35,845        --
    ----------   --------   ----------   --------   --------   --------   --------   -------
    $4,840,595   $459,771   $2,090,422   $125,458   $578,643   $ 19,078   $632,302   $35,845
    ==========   ========   ==========   ========   ========   ========   ========   =======

                                    VAN ECK               VAN KAMPEN               VICTORY
        T. ROWE PRICE              WORLDWIDE                  UIF                    VIF
        EQUITY INCOME                HARD              EMERGING MARKETS      DIVERSIFIED STOCK--
        PORTFOLIO--II               ASSETS             EQUITY--CLASS II        CLASS A SHARES
    ----------------------   ---------------------   ---------------------   -------------------
       2004         2003        2004        2003        2004        2003           2004(B)
    --------------------------------------------------------------------------------------------
    $    86,032   $  2,101   $      501   $    --    $    6,935   $     --        $  4,280
         11,815     (9,025)      10,119         2         2,679          4           5,576
        180,673         --           --        --            --         --              --
        698,849     43,418      239,556     5,114       397,784      6,945          41,084
    -----------   --------   ----------   -------    ----------   --------        --------
        977,369     36,494      250,176     5,116       407,398      6,949          50,940
    -----------   --------   ----------   -------    ----------   --------        --------
      5,595,229    567,908    1,434,839    84,229     1,615,278    114,445         410,734
        (86,133)      (226)     (29,942)      (99)      (25,530)        --          (8,253)
        (32,154)        --           --        --            --         --              --
      2,665,673     80,838      404,470     8,936       378,656      4,817         393,464
        672,588       (577)     126,926        --         5,022      1,227         (38,137)
    -----------   --------   ----------   -------    ----------   --------        --------
      8,815,203    647,943    1,936,293    93,066     1,973,426    120,489         757,808
    -----------   --------   ----------   -------    ----------   --------        --------
      9,792,572    684,437    2,186,469    98,182     2,380,824    127,438         808,748
        684,437         --       98,182        --       127,438         --              --
    -----------   --------   ----------   -------    ----------   --------        --------
    $10,477,009   $684,437   $2,284,651   $98,182    $2,508,262   $127,438        $808,748
    ===========   ========   ==========   =======    ==========   ========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity, MainStay Elite Variable Annuity and LifeStages(R) Premium Plus Elite Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Liberty Variable Investment Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class(1)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--
  Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(2)
MainStay VP S&P 500 Index--Service Class(3)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income &
  Growth--Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth Equity--Service Class
(2) Formerly known as MainStay VP Equity Income--Service Class
(3) Formerly known as MainStay VP Indexed Equity--Service Class

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of Separate Account-IV are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Number of shares............................................         537              220            4,517
Identified cost.............................................      $7,308           $4,487           $4,517


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Number of shares............................................         658              592              603
Identified cost.............................................      $7,368          $13,517           $5,928

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Purchases...................................................      $6,821           $4,007           $9,638
Proceeds from sales.........................................         200              157            6,169


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Purchases...................................................      $6,704          $12,340           $5,303
Proceeds from sales.........................................          39               15              104

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
           116              720              399            2,180              460              379              748
        $2,203           $7,808           $4,322          $21,494           $5,756           $4,422           $7,353

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
           211              341              166              227              174              290               171
        $3,398           $5,225           $1,790           $2,357           $1,868           $2,430            $3,088

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
        $1,943           $6,980           $4,113          $18,880           $5,262           $3,988           $6,461
            54              159              178              480               32               39               91

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
        $3,081           $4,829           $1,732           $2,195           $1,721           $2,284            $2,982
            84               63               76              147              154               47                72

--------------------------------------------------------------------------------

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Number of shares.........................................          503                   12                   382
Identified cost..........................................         $905                 $207                $3,167

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Number of shares.........................................           42                   105                  29
Identified cost..........................................         $572                $1,950                $475

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Purchases................................................         $894                 $207                $2,877
Proceeds from sales......................................           18                   --                   256

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Purchases................................................         $577                $1,967                $483
Proceeds from sales......................................           43                    18                   9

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
            379                263                218                192                 79                32
         $9,052             $6,077             $5,574             $4,622             $1,986              $529

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
            470                124                227                74
         $9,735             $2,040             $2,104              $768

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
         $8,438             $5,585             $5,392             $4,322             $1,936              $521
             36                 13                 33                162                 71                11

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
         $9,365             $2,010             $2,002              $854
            283                 73                 22                92

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, there is a lower surrender charge. For LifeStages(R) Premium Plus Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies and 1.90% for LifeStages(R) Premium Plus Elite Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded with policyholders' surrenders in the accompanying statement of changes in net assets.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2004 and the period June 10, 2003 to December 31, 2003 were as follows:

                                                         MAINSTAY VP                       MAINSTAY VP
                                        MAINSTAY VP        CAPITAL        MAINSTAY VP        COMMON
                                          BOND--       APPRECIATION--         CASH           STOCK--
                                       SERVICE CLASS    SERVICE CLASS      MANAGEMENT     SERVICE CLASS
                                       -------------   ---------------   --------------   -------------
                                       2004    2003     2004     2003     2004    2003    2004    2003
                                       ----------------------------------------------------------------
Units issued.........................   624     65      368       59      7,966   1,357    166     29
Units redeemed.......................   (11)    --      (16)      --     (4,539)  (310)     (3)    --
                                        ---     --      ---       --     ------   -----    ---     --
  Net increase (decrease)............   613     65      352       59      3,427   1,047    163     29
                                        ===     ==      ===       ==     ======   =====    ===     ==


                                        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                          MID CAP         MID CAP         S&P 500         SMALL CAP
                                         GROWTH--         VALUE--         INDEX--         GROWTH--
                                       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                       -------------   -------------   --------------   -------------
                                       2004    2003    2004    2003     2004    2003    2004    2003
                                       ----------------------------------------------
Units issued.........................   542     88      557     65     1,084     110     461     64
Units redeemed.......................    (9)    --      (12)    --       (14)     --      (6)    --
                                        ---     --      ---     --     -----     ---     ---     --
  Net increase (decrease)............   533     88      545     65     1,070     110     455     64
                                        ===     ==      ===     ==     =====     ===     ===     ==

                                        MAINSTAY VP         ALGER                           COLONIAL
                                        LORD ABBETT        AMERICAN                         SMALL CAP
                                        DEVELOPING          SMALL           CALVERT        VALUE FUND
                                         GROWTH--      CAPITALIZATION--     SOCIAL          VARIABLE
                                       SERVICE CLASS    CLASS S SHARES     BALANCED      SERIES--CLASS B
                                       -------------   ----------------   -----------   -----------------
                                       2004    2003     2004     2003     2004   2003        2004(A)
                                       ------------------------------------------------------------------
Units issued.........................   212     18      253       16       82      3           20
Units redeemed.......................    (1)    --       (4)      --       (1)    --           --
                                        ---     --      ---       --       --     --           --
  Net increase (decrease)............   211     18      249       16       81      3           20
                                        ===     ==      ===       ==       ==     ==           ==

                                        Janus Aspen
                                           Series           MFS(R)           MFS(R)            MFS(R)
                                         WORLDWIDE        INVESTORS         RESEARCH         UTILITIES
                                          GROWTH--      TRUST SERIES--      SERIES--          SERIES--
                                       SERVICE SHARES   SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
                                       --------------   --------------   --------------   ----------------
                                       2004     2003    2004     2003    2004     2003        2004(b)
                                       -------------------------------------------------------------------
Units issued.........................   177      12       48       2       50       3           164
Units redeemed.......................    (2)     --       (1)     --       (1)     --            (1)
                                        ---      --       --      --       --      --           ---
  Net increase (decrease)............   175      12       47       2       49       3           163
                                        ===      ==       ==      ==       ==      ==           ===

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                       MainStay VP       MainStay VP
     MainStay VP     MainStay VP       High Yield       International     MainStay VP
    Convertible--   Government--    Corporate Bond--      Equity--      Mid Cap Core--
    Service Class   Service Class     Service Class     Service Class    Service Class
    -------------   -------------   -----------------   -------------   ---------------
    2004    2003    2004    2003     2004      2003     2004    2003     2004     2003
    -----------------------------------------------------------------------------------
     628     91      375     38      1,601      276      442     48      339       45
     (15)    --       (5)    --        (94)      --       (4)    --       (4)      --
     ---     --      ---     --      -----      ---      ---     --      ---       --
     613     91      370     38      1,507      276      438     48      335       45
     ===     ==      ===     ==      =====      ===      ===     ==      ===       ==

                                       MAINSTAY VP
                                        AMERICAN       MAINSTAY VP      MAINSTAY VP
                                         CENTURY      DREYFUS LARGE     EAGLE ASSET
      MAINSTAY VP      MAINSTAY VP      INCOME &         COMPANY        MANAGEMENT
    TOTAL RETURN--       VALUE--        GROWTH--         VALUE--      GROWTH EQUITY--
     SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
    ---------------   -------------   -------------   -------------   ---------------
     2004     2003    2004    2003    2004    2003    2004    2003     2004     2003
    ---------------------------------------------------------------------------------
     280       37      413     41      148     13      190     29       164      30
      (6)      --       (9)    --       (3)    --       (4)    --        (6)     --
     ---       --      ---     --      ---     --      ---     --       ---      --
     274       37      404     41      145     13      186     29       158      30
     ===       ==      ===     ==      ===     ==      ===     ==       ===      ==

      DREYFUS IP                                                              JANUS ASPEN
      TECHNOLOGY      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP       SERIES
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------------------------
      255      51       729      60       505      49       438      19       388      43
      (13)     --        (7)     --        (7)     --        (7)     --       (11)     --
      ---      --       ---      --       ---      --       ---      --       ---      --
      242      51       722      60       498      49       431      19       377      43
      ===      ==       ===      ==       ===      ==       ===      ==       ===      ==

    NEUBERGER                                     VAN KAMPEN          VICTORY
    BERMAN AMT                     VAN ECK            UIF               VIF
     MID-CAP     T. ROWE PRICE    WORLDWIDE    EMERGING MARKETS     DIVERSIFIED
     GROWTH--    EQUITY INCOME      HARD           EQUITY--           STOCK--
     CLASS S     PORTFOLIO--II     ASSETS          CLASS II        CLASS A SHARES
    ----------   -------------   -----------   -----------------   --------------
     2004(B)     2004    2003    2004   2003    2004      2003        2004(B)
    -----------------------------------------------------------------------------
        45        763     61     155      9      164        11           76
        (1)       (10)    --      (2)    --       (2)       --           (4)
        --        ---     --     ---     --      ---       ---           --
        44        753     61     153      9      162        11           72
        ==        ===     ==     ===     ==      ===       ===           ==

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004 and 2003:


                                                                           MAINSTAY VP
                                                         MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                           BOND--        APPRECIATION--         CASH
                                                        SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $7,140   $  661   $4,718   $  653   $4,517   $1,048
Units Outstanding..................................       678       65      411       59    4,474    1,047
Variable Accumulation Unit Value...................    $10.53   $10.14   $11.49   $11.06   $ 1.01   $ 1.00
Total Return.......................................      3.8%     1.4%     3.9%    10.6%     0.8%     0.1%
Investment Income Ratio............................      5.9%    24.1%     0.1%     0.9%     0.9%     0.4%


                                                         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                           MID CAP           MID CAP           MID CAP
                                                           CORE--           GROWTH--           VALUE--
                                                        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $4,966   $  482   $8,646   $1,001   $8,089   $  731
Units Outstanding..................................       380       45      621       88      610       65
Variable Accumulation Unit Value...................    $13.06   $10.72   $13.92   $11.38   $13.26   $11.31
Total Return.......................................     21.9%     7.2%    22.3%    13.8%    17.2%    13.1%
Investment Income Ratio............................      0.6%     2.4%       --       --     1.3%     5.7%


                                                        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
                                                       DREYFUS LARGE      EAGLE ASSET        LORD ABBETT
                                                          COMPANY          MANAGEMENT        DEVELOPING
                                                          VALUE--       GROWTH EQUITY--       GROWTH--
                                                       SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
                                                       --------------   ----------------   ---------------
                                                        2004    2003     2004      2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $2,549   $ 310   $1,927    $ 320    $2,618   $  192
Units Outstanding..................................       215      29      188       30       229       18
Variable Accumulation Unit Value...................    $11.87   $10.69  $10.25    $10.52   $11.44   $10.83
Total Return.......................................     11.1%    6.9%    (2.6%)    5.2%      5.6%     8.3%
Investment Income Ratio............................      1.3%    4.9%     0.1%     0.8%        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                                                            MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004      2003     2004     2003
    ----------------------------------------------------------------------------------------
    $2,375   $  321   $8,095   $  993   $4,236   $  378   $21,542   $2,970   $6,482   $  542
       192       29      704       91      408       38     1,783     276       486       48
    $12.34   $11.15   $11.50   $10.87   $10.39   $10.08   $ 12.08   $10.74   $13.33   $11.39
     10.6%    11.5%     5.9%     8.7%     3.1%     0.8%     12.5%    7.4%     17.1%    13.9%
      2.0%     6.3%     3.1%    14.8%     6.8%    24.9%     12.0%   42.9%      1.5%    12.1%

                                                                                MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP                                         AMERICAN CENTURY
        S&P 500           SMALL CAP        MAINSTAY VP       MAINSTAY VP         INCOME &
        INDEX--           GROWTH--       TOTAL RETURN--        VALUE--           GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ---------------   -----------------
     2004      2003     2004     2003     2004     2003     2004     2003     2004      2003
    ------------------------------------------------------------------------------------------
    $14,415   $1,224   $6,538   $  745   $3,517   $  398   $5,599   $  469   $1,904    $  134
      1,180      110      519       64      311       37      445       41      158        13
    $ 12.21   $11.08   $12.61   $11.55   $11.32   $10.67   $12.57   $11.33   $12.06    $10.73
      10.2%    10.8%     9.1%    15.5%     6.1%     6.7%    11.0%    13.3%    12.4%      7.3%
       2.6%     9.1%       --       --     2.7%    13.8%     1.7%    10.8%     3.5%      7.7%

                                             COLONIAL
                                            SMALL CAP
     ALGER AMERICAN                         VALUE FUND       DREYFUS IP
          SMALL             CALVERT          VARIABLE        TECHNOLOGY      FIDELITY(R) VIP
    CAPITALIZATION--        SOCIAL           SERIES--         GROWTH--       CONTRAFUND(R)--
     CLASS S SHARES        BALANCED          CLASS B       SERVICE SHARES    SERVICE CLASS 2
    -----------------   ---------------   --------------   ---------------   ---------------
     2004      2003      2004     2003       2004(A)        2004     2003     2004     2003
    ----------------------------------------------------------------------------------------
    $3,436    $  176    $  941   $   29       $  207       $3,289   $  575   $9,978   $  667
       265        16        84        3           20          293       51      782       60
    $12.95    $11.14    $11.19   $10.34       $10.27       $11.21   $11.18   $12.76   $11.08
     16.3%     11.4%      8.3%     3.4%         2.7%         0.2%    11.8%    15.2%    10.8%
        --        --      3.2%    13.0%         3.3%           --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                              JANUS ASPEN
                                                         FIDELITY(R)       JANUS ASPEN          SERIES
                                    FIDELITY(R) VIP          VIP             SERIES            WORLDWIDE
                                    EQUITY-INCOME--       MID CAP--        BALANCED--          GROWTH--
                                    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
                                    ----------------   ---------------   ---------------   -----------------
                                     2004      2003     2004     2003     2004     2003      2004      2003
                                    ------------------------------------------------------------------------
Net Assets........................  $ 6,608   $  535   $6,502   $  219   $4,841   $  460   $  2,090   $  125
Units Outstanding.................      547       49      450       19      420       43        187       12
Variable Accumulation Unit
  Value...........................  $ 12.09   $10.87   $14.45   $11.59   $11.52   $10.64   $  11.20   $10.72
Total Return......................    11.2%     8.7%    24.7%    15.9%     8.3%     6.4%       4.5%     7.2%
Investment Income Ratio...........     0.4%       --       --       --     3.3%     7.2%       1.3%     1.4%

                                         MFS(R)            MFS(R)                                NEUBERGER
                                       INVESTORS          RESEARCH             MFS(R)            BERMAN AMT
                                     TRUST SERIES--       SERIES--       UTILITIES SERIES--   MID-CAP GROWTH--
                                     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS          CLASS S
                                    ----------------   ---------------   ------------------   ----------------
                                     2004      2003     2004     2003         2004(B)             2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $   579   $   19   $  632   $   36        $ 2,138             $   519
Units Outstanding.................       49        2       52        3            163                  44
Variable Accumulation Unit
  Value...........................  $ 11.79   $10.61   $12.27   $10.61        $ 13.14             $ 11.84
Total Return......................    11.1%     6.1%    15.6%     6.1%          31.4%               18.4%
Investment Income Ratio...........     0.2%       --     0.5%       --             --                  --

                                                                          VAN KAMPEN UIF        VICTORY VIF
                                     T. ROWE PRICE         VAN ECK           EMERGING           DIVERSIFIED
                                     EQUITY INCOME        WORLDWIDE      MARKETS EQUITY--         STOCK--
                                     PORTFOLIO--II       HARD ASSETS         CLASS II         CLASS A SHARES
                                    ----------------   ---------------   -----------------   -----------------
                                     2004      2003     2004     2003     2004      2003          2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $10,477   $  684   $2,285   $   98   $2,508    $  127         $   809
Units Outstanding.................      814       61      162        9      173        11              72
Variable Accumulation Unit
  Value...........................  $ 12.88   $11.24   $14.11   $11.38   $14.48    $11.77         $ 11.17
Total Return......................    14.6%    12.4%    24.0%    13.8%    23.0%     17.7%           11.7%
Investment Income Ratio...........     1.6%     2.2%     0.1%       --     0.6%        --            1.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Cash Management, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Calvert Social Balanced, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-IV) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York

February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                          PROSPECTUS DATED MAY 1, 2005


                                      FOR

               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)

             51 MADISON AVENUE, ROOM 651, NEW YORK, NEW YORK 10010

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     This Prospectus describes the individual flexible premium LifeStages(R) Premium Plus Elite Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.



     The LifeStages(R) Premium Plus Elite Variable Annuity Policy differs from many other variable annuity policies in that NYLIAC will apply a Credit to your premium payments (see "CREDIT") and the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable regardless of market performance. Fees and charges for a policy with a Credit may be higher than those for other policies and, over time, the amount of the Credit may be more than offset by those higher charges.


     In certain states NYLIAC offers an individual single premium version of the LifeStages(R) Premium Plus Elite Variable Annuity policies. The single premium version is described in Appendix 1 of this Prospectus. The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:

          1) You can only make one premium payment;

          2) There is a different surrender charge schedule; and


          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.



     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a guaranteed interest option, the Dollar Cost Averaging Advantage Account and the variable Investment Divisions listed below.



-    MainStay VP Balanced--Service Class
-    MainStay VP Basic Value--Service Class (formerly MainStay VP
     Dreyfus Large Company Value)
-    MainStay VP Bond--Service Class
-    MainStay VP Capital Appreciation--Service Class
-    MainStay VP Cash Management
-    MainStay VP Common Stock--Service Class
-    MainStay VP Convertible--Service Class
-    MainStay VP Developing Growth--Service Class (formerly
     MainStay VP Lord Abbett Developing Growth)
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government--Service Class
-    MainStay VP Growth--Service Class (formerly MainStay VP
     Eagle Asset Management Growth Equity)
-    MainStay VP High Yield Corporate Bond--Service Class
-    MainStay VP Income & Growth--Service Class (formerly
     MainStay VP American Century Income & Growth)
-    MainStay VP International Equity--Service Class
-    MainStay VP Mid Cap Core--Service Class
-    MainStay VP Mid Cap Growth--Service Class
-    MainStay VP Mid Cap Value--Service Class
-    MainStay VP S&P 500 Index--Service Class
-    MainStay VP Small Cap Growth--Service Class
-    MainStay VP Total Return--Service Class
-    MainStay VP Value--Service Class
-    Alger American Small Capitalization--Class S Shares
-    Calvert Social Balanced
-    Colonial Small Cap Value Fund, Variable Series--Class B
-    Dreyfus IP Technology Growth--Service Shares
-    Fidelity(R) VIP Contrafund(R)--Service Class 2
-    Fidelity(R) VIP Equity-Income--Service Class 2
-    Fidelity(R) VIP Mid Cap--Service Class 2
-    Janus Aspen Series Balanced--Service Shares
-    Janus Aspen Series Worldwide Growth--Service Shares
-    MFS(R) Investors Trust Series--Service Class
-    MFS(R) Research Series--Service Class
-    MFS(R) Utilities Series--Service Class
-    Neuberger Berman AMT Mid-Cap Growth--Class S
-    Royce Micro-Cap Portfolio
-    Royce Small-Cap Portfolio
-    T. Rowe Price Equity Income Portfolio-II
-    Van Eck Worldwide Hard Assets
-    Van Kampen UIF Emerging Markets Equity--Class II
-    Victory VIF Diversified Stock--Class A Shares


     WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF THESE VARIABLE INVESTMENT DIVISIONS. DEPENDING ON MARKET CONDITIONS, YOU CAN MAKE OR LOSE MONEY IN ANY OF THE INVESTMENT DIVISIONS.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, The Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds. (the "Funds," each individually a "Fund") Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019 or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.



     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                           PAGE
                                           ----
DEFINITIONS..............................    4
TABLE OF FEES AND EXPENSES...............    6
EXAMPLES.................................   10
QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R)
  PREMIUM PLUS ELITE VARIABLE ANNUITY....   19
  How Do I Contact NYLIAC?...............   23
FINANCIAL STATEMENTS.....................   23
CONDENSED FINANCIAL INFORMATION..........   24
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   26
  New York Life Insurance and Annuity
    Corporation..........................   26
  The Separate Account...................   26
  The Portfolios.........................   26
  Additions, Deletions or Substitutions
    of Investments.......................   29
  Reinvestment...........................   29
THE POLICIES.............................   29
  Selecting the Variable Annuity That's
    Right for You........................   30
  Qualified and Non-Qualified Policies...   32
  Policy Application and Premium
    Payments.............................   32
  Payments Returned for Insufficient
    Funds................................   33
  Credit.................................   33
  Your Right to Cancel ("Free Look").....   34
  Issue Ages.............................   34
  Transfers..............................   35
  Limits on Transfers....................   35
  Virtual Service Center and Interactive
    Voice Response System................   37
  Dollar Cost Averaging (DCA) Programs...   38
    (a) Traditional Dollar  Cost
        Averaging........................   39
    (b) The DCA Advantage Account........   39
  Automatic Asset Reallocation...........   40
  Interest Sweep.........................   40
  Accumulation Period....................   41
    (a) Crediting of Premium Payments....   41
    (b) Valuation of Accumulation
        Units............................   41
  Riders.................................   41
    (a) Living Needs Benefit Rider.......   41
    (b) Unemployment Benefit Rider.......   42
    (c) Investment Protection Plan Rider
        (optional).......................   42
    (d) Enhanced Beneficiary Benefit
        Rider (optional).................   43
    (e) Enhanced Spousal Continuance
        Rider (optional).................   45
    (f) Upromise Account Rider
        (optional).......................   45
    (g) Annual Death Benefit Reset Rider
        (optional).......................   45
  Policyowner Inquiries..................   47
  Records and Reports....................   47
CHARGES AND DEDUCTIONS...................   47
  Surrender Charges......................   47



                                           PAGE
                                           ----
  Amount of Surrender Charge.............   48
  Exceptions to Surrender Charges........   48
  Mortality and Expense Risk and
    Administrative Costs Charge..........   48
  Calculating the Mortality and Expense
    Risk and Administrative Costs
    Charge...............................   49
OTHER CHARGES............................   50
    (a) Policy Service Charge............   50
    (b) Fund Charges.....................   51
    (c) Investment Protection Plan Rider
        Charge (optional)................   51
    (d) Rider Risk Charge Adjustment
        (optional).......................   51
    (e) Enhanced Beneficiary Benefit
        Rider Charge (optional)..........   51
    (f) Annual Death Benefit Reset Rider
        Charge (optional)................   51
    (g) Transfer Fees....................   52
  Group and Sponsored Arrangements.......   52
  Taxes..................................   52
DISTRIBUTIONS UNDER THE POLICY...........   53
  Surrenders and Withdrawals.............   53
    (a) Surrenders.......................   53
    (b) Partial Withdrawals..............   53
    (c) Periodic Partial Withdrawals.....   53
    (d) Hardship Withdrawals.............   54
  Required Minimum Distribution Option...   54
  Our Right to Cancel....................   54
  Annuity Commencement Date..............   54
  Death Before Annuity Commencement......   55
  Income Payments........................   55
    (a) Election of Income Payment
         Options.........................   55
    (b) Proof of Survivorship............   56
  Delay of Payments......................   56
  Designation of Beneficiary.............   56
  Restrictions Under Code Section
    403(b)(11)...........................   56
THE FIXED ACCOUNT........................   57
  (a) Interest Crediting.................   57
  (b) Transfers to the Investment
      Divisions..........................   57
THE DCA ADVANTAGE ACCOUNT................   58
FEDERAL TAX MATTERS......................   58
  Introduction...........................   58
  Taxation of Annuities in General.......   58
  Qualified Policies.....................   59
    (a) 403(b) Plans.....................   59
    (b) Individual Retirement
        Annuities........................   60
    (c) Roth Individual Retirement
         Annuities.......................   60
    (d) Inherited IRAs...................   60
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS...........................   61
VOTING RIGHTS............................   61
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION.................   62
APPENDIX 1...............................  A-1



THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS


ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.


ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value and the DCA Accumulation Value of a policy.

ADJUSTED PREMIUM PAYMENT--The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the Policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.


ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.



BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.


BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.


CODE--The Internal Revenue Code of 1986, as amended.



CREDIT--An amount We will apply to your Accumulation Value at the time of your premium payments. The Credit is calculated as a percentage of (each) premium payment(s) and will never be less than 2 percent (the Credit Rate). The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy. The Credit Rate schedule as of the date of this prospectus is described in the section entitled "Credit." With notice to you, in Our sole discretion, We may change both the Credit Rates and the total premium payment brackets applicable to future premium payments under this policy.(1)


DOLLAR COST AVERAGING ("DCA") ADVANTAGE ACCOUNT--The 6-month period account from which you are permitted to transfer amounts to the Investment Divisions proportionally on a monthly basis.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Account.


DCA ACCUMULATION VALUE--The sum of premium payments and any Credits allocated to the DCA Advantage Account, plus interest credited on those premium payments and any Credits, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and any annual policy service charge that may already have been assessed. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.


ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.


FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.


FIXED ACCUMULATION VALUE--The sum of all premium payments and any Credits allocated to the Fixed Account plus interest credited on those premium payments and any Credits, less any transfer or partial withdrawals from the Fixed Account, and less any surrender charges, rider charges and policy service charges deducted from the Fixed Account.


FUND--An open-end management investment company.


INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

---------------
1 For single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.


POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-IV, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.


VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Surrender Charge                                          Current and Guaranteed Maximum: 8% of the amount
 (as a % of amount withdrawn)                              withdrawn(1)
 -----------------------------------------------------------------------------------------------------------------
 Transfer Fee                                              Current: No charge
                                                           Guaranteed Maximum: $30 per transfer for each transfer
                                                           over 12 in a Policy Year
 -----------------------------------------------------------------------------------------------------------------

(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Payment Year 4; 6%
 during Payment Year 5; 5% during Payment Year 6; 4% during Payment Year 7; 3% during Payment Years 8, 9 and 10; and 0% after Payment Year 10. For single premium policies, the percentages applied to calculate the maximum surrender charge are modified as indicated in Appendix I of this Prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


 -----------------------------------------------------------------------------------------------------------------
                         CHARGE                            AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                              $30 per policy for policies with less than $100,000
                                                           Accumulation Value
 -----------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk and Administrative Costs       Current and Guaranteed Maximum: 1.90% (annualized) of
 Charge                                                    the Adjusted Premium Payments allocated to the
                                                           Investment Divisions and the DCA Advantage Account,
                                                           deducted on a quarterly basis. A pro-rata portion of
                                                           the charge may be deducted on the date the policy is
                                                           surrendered and upon payment of death benefit proceeds.
 -----------------------------------------------------------------------------------------------------------------
 Optional Riders
   - Investment Protection Plan Rider Charge               Current: 0.45% (annualized) of the amount that is
                                                           guaranteed, under this rider, deducted on a quarterly
                                                           basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the amount
                                                           that is guaranteed, under this rider, deducted on a
                                                           quarterly basis.
 -----------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
   - Rider Risk Adjustment Charge                          Current: Contact your Registered Representative.(1)
   (Charge for cancellation of the Investment Protection
   Plan Rider.)                                            Guaranteed Maximum: 2.00% (annualized) of the amount
                                                           that is guaranteed.
 -----------------------------------------------------------------------------------------------------------------
   - Enhanced Beneficiary Benefit Rider Charge             Current: 0.30% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
 -----------------------------------------------------------------------------------------------------------------
   - Annual Death Benefit Reset Rider Charge               Current: If oldest Owner or Annuitant is age 65 or
                                                           younger 0.30% (annualized) of the Reset Value(2) as of
                                                           the last policy Anniversary (or as of the Policy Date
                                                           if within the first Policy Year), deducted quarterly.



                                                           If Oldest Owner or Annuitant is age 66 to 75 inclusive
                                                           0.35% (annualized) of the Reset Value as of the last
                                                           Policy Anniversary (or as of the Policy Date if within
                                                           the first Policy Year) deducted quarterly.



                                                           Guaranteed Maximum: 1.00% of the Reset Value as of the
                                                           last Policy Anniversary (or as of the Policy Date if
                                                           within the first Policy Year) deducted quarterly.


(1) Contact your Registered Representative to determine the percentage We are currently charging before you select this feature.


(2) For a detailed explanation of the term "Reset Value," see "THE POLICIES--Riders--Annual Death Benefit Reset Rider." on Page 39


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.



              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



------------------------------------------
                        MINIMUM    MAXIMUM
------------------------------------------
 Expenses that are
  deducted from the
  Investment
  Division assets,
  including
  management fees,
  12b-1 fees,
  administration
  fees and other
  expenses as of
  12/31/04              0.55%      2.06%



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



                      TOTAL ANNUAL FUND OPERATING EXPENSES



  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                             ADVISORY     ADMINISTRATION                   OTHER       ANNUAL
                           FUND                                FEE             FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced--Service Class                         0.55%           0.20%           0.25%        0.11%(b)    1.11%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value*--Service Class                     0.60%(c)        0.20%           0.25%        0.16%       1.21%(c)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Bond--Service Class                             0.25%           0.20%           0.25%        0.09%       0.79%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Capital Appreciation--Service Class             0.36%           0.20%           0.25%        0.09%       0.90%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Cash Management                                 0.25%           0.20%           0.00%        0.10%       0.55%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock--Service Class                     0.25%           0.20%           0.25%        0.08%       0.78%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible--Service Class                      0.36%           0.20%           0.25%        0.10%       0.91%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Developing Growth**--Service Class              0.60%           0.20%           0.25%        0.28%       1.33%(d)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Floating Rate--Service Class                    0.40%           0.20%           0.25%        0.19%(b)    1.04%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Government--Service Class                       0.30%           0.20%           0.25%        0.09%       0.84%
  -----------------------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                             ADVISORY     ADMINISTRATION                   OTHER       ANNUAL
                           FUND                                FEE             FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Growth***--Service Class                        0.50%           0.20%           0.25%        0.15%       1.10%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate Bond--Service Class        0.30%           0.20%           0.25%        0.09%       0.84%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Income & Growth****--Service Class              0.50%           0.20%           0.25%        0.20%       1.15%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity--Service Class             0.60%           0.20%           0.25%        0.19%       1.24%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Core--Service Class                     0.85%(e)        0.00%           0.25%        0.19%       1.29%(f)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth--Service Class                   0.75%(e)        0.00%           0.25%        0.13%       1.13%(g)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Value--Service Class                    0.70%(e)        0.00%           0.25%        0.11%       1.06%(h)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index--Service Class                    0.10%           0.20%           0.25%        0.09%       0.64%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap Growth--Service Class                 0.90%(e)        0.00%           0.25%        0.14%       1.29%(i)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return--Service Class                     0.32%           0.20%           0.25%        0.10%       0.87%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Value--Service Class                            0.36%           0.20%           0.25%        0.09%       0.90%
  -----------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization--Class S Shares         0.85%           0.00%           0.25%        0.12%       1.22%
  -----------------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced                                     0.425%          0.275%          0.00%        0.21%       0.91%
  -----------------------------------------------------------------------------------------------------------------------------
  Colonial Small Cap Value Fund, Variable Series--Class B     0.80%           0.00%           0.25%(d)     0.17%       1.22%(j)
  -----------------------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth--Service Shares                0.75%           0.00%           0.25%        0.10%       1.10%
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Contrafund(R)--Service Class 2              0.57%           0.00%           0.25%        0.11%       0.93%(k)
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity-Income--Service Class 2              0.47%           0.00%           0.25%        0.11%       0.83%(l)
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Mid Cap--Service Class 2                    0.57%           0.00%           0.25%        0.14%       0.96%(m)
  -----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Balanced--Service Shares                 0.55%           0.00%           0.25%        0.01%       0.81%(n)
  -----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide Growth--Service Shares         0.60%           0.00%           0.25%        0.03%       0.88%(n)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series--Service Class                0.75%           0.00%           0.25%        0.11%       1.11%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series--Service Class                       0.75%           0.00%           0.25%        0.13%       1.13%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series--Service Class                      0.75%           0.00%           0.25%        0.14%       1.14%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Mid-Cap Growth--Class S                0.84%           0.00%           0.25%        0.08%       1.17%(p)
  -----------------------------------------------------------------------------------------------------------------------------
  Royce Micro-Cap Portfolio                                   1.25%           0.00%           0.00%        0.09%       1.34%
  -----------------------------------------------------------------------------------------------------------------------------
  Royce Small-Cap Portfolio                                   1.00%           0.00%           0.00%        0.14%       1.14%
  -----------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio--II                   0.85%           0.00%           0.25%        0.00%       1.10%(q)
  -----------------------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets                               1.00%           0.00%           0.00%        0.20%       1.20%
  -----------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity--Class II            1.25%           0.00%           0.35%        0.46%       2.06%(r)
  -----------------------------------------------------------------------------------------------------------------------------
  Victory VIF Diversified Stock--Class A Shares               0.30%           0.00%           0.25%        0.86%       1.41%(s)
  -----------------------------------------------------------------------------------------------------------------------------



   * Formerly MainStay VP Dreyfus Large Company Value



  ** Formerly MainStay VP Lord Abbett Developing Growth



 *** Formerly MainStay VP Eagle Asset Management Growth Equity



**** Formerly MainStay VP American Century Income & Growth



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (b) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.



 (c) NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2004, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 1.16% for Service Class Shares. This waiver may be discontinued at any time without notice.



 (d) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.40% of average daily net assets for Service Class Shares. These waivers and/or reimbursements may be discontinued at any time without notice.



 (e) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Portfolio.

 (f) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.23% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (g) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.22% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (h) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.06% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (i) Effective January 1, 2005, the Portfolio's Management Fee was reduced from 1.00% to 0.90%. NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.20% of average daily net assets for Service Class Shares. If NYLIM's waivers and/or reimbursements had been in effect for the year ending December 31, 2004, the Management Fee paid by the Portfolio would have been 0.81% and Total Portfolio Operating Expenses for the Portfolio would have been 1.20% for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (j) The Fund's adviser and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the adviser or distributor at any time.



 (k) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.91% for Service Class 2. These offsets may be discontinued at any time.



 (l) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.82% for Service Class 2. These offsets may be discontinued at any time.



 (m) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.



 (n) All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolio's management fees, effective July 1, 2004.



 (o) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.10% for Investors Trust Series, Service Class; 1.12% for Research Series, Service Class; and 1.13% for Utilities Series, Service Class.



 (p) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth (Class S) Portfolios. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (q) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.



 (r) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The Portfolio distributor has also voluntarily agreed to waive a portion of its 12b-1 fee for Class II shares.



 (s) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.34%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

EXAMPLES




     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, contract owner transaction expenses, contract fees, mortality and expense risk and administrative costs charges, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $100,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.
     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


                                                  EXPENSES IF YOU                                 EXPENSES IF YOU
                                                    ANNUITIZED                                      SURRENDERED
                                                    YOUR POLICY                                     YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------------
       INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
--------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders...............  $1,049.41   $  966.05   $1,640.04   $3,436.48   $1,049.41   $1,726.50   $2,231.53   $3,760.43
with IPP Rider...................  $1,091.97   $1,101.15   $1,860.80   $3,853.54   $1,091.97   $1,851.36   $2,439.09   $4,163.20
with EBB Rider...................  $1,077.78   $1,056.25   $1,787.68   $3,716.58   $1,077.78   $1,809.86   $2,370.35   $4,030.94
with ADBR Rider..................  $1,082.51   $1,071.24   $1,812.10   $3,762.49   $1,082.51   $1,823.71   $2,393.31   $4,075.27
with IPP & EBB Riders............  $1,120.34   $1,191.36   $2,008.44   $4,133.68   $1,120.34   $1,934.74   $2,577.91   $4,433.74
with IPP & ADBR Riders...........  $1,125.07   $1,206.33   $2,032.85   $4,179.55   $1,125.07   $1,948.58   $2,600.86   $4,478.03
with EBB & ADBR Riders...........  $1,110.88   $1,161.44   $1,959.74   $4,042.61   $1,110.88   $1,907.09   $2,532.12   $4,345.80
with All Riders..................  $1,153.44   $1,296.54   $2,180.49   $4,459.69   $1,153.44   $2,031.96   $2,739.67   $4,748.57
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders...............  $1,058.91   $  996.34   $1,689.72   $3,531.27   $1,058.91   $1,754.49   $2,278.24   $3,851.97
with IPP Rider...................  $1,101.43   $1,131.01   $1,909.30   $3,943.74   $1,101.43   $1,878.96   $2,484.70   $4,250.29
with EBB Rider...................  $1,087.26   $1,086.25   $1,836.57   $3,808.30   $1,087.26   $1,837.60   $2,416.31   $4,119.51
with ADBR Rider..................  $1,091.98   $1,101.19   $1,860.86   $3,853.68   $1,091.98   $1,851.40   $2,439.15   $4,163.32
with IPP & EBB Riders............  $1,129.78   $1,220.94   $2,056.17   $4,220.80   $1,129.78   $1,962.08   $2,622.78   $4,517.86
with IPP & ADBR Riders...........  $1,134.50   $1,235.87   $2,080.47   $4,266.18   $1,134.50   $1,975.89   $2,645.63   $4,561.67
with EBB & ADBR Riders...........  $1,120.33   $1,191.12   $2,007.73   $4,130.73   $1,120.33   $1,934.52   $2,577.24   $4,430.88
with All Riders..................  $1,162.84   $1,325.80   $2,227.33   $4,543.22   $1,162.84   $2,059.01   $2,783.70   $4,829.22
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...............  $1,018.99   $  868.74   $1,479.70   $3,126.75   $1,018.99   $1,636.54   $2,080.77   $3,461.28
with IPP Rider...................  $1,061.69   $1,005.17   $1,704.18   $3,558.77   $1,061.69   $1,762.65   $2,291.84   $3,878.54
with EBB Rider...................  $1,047.46   $  959.82   $1,629.82   $3,416.90   $1,047.46   $1,720.74   $2,221.92   $3,741.52
with ADBR Rider..................  $1,052.20   $  974.96   $1,654.67   $3,464.43   $1,052.20   $1,734.73   $2,245.29   $3,787.42
with IPP & EBB Riders............  $1,090.15   $1,096.26   $1,854.31   $3,848.92   $1,090.15   $1,846.85   $2,433.00   $4,158.78
with IPP & ADBR Riders...........  $1,094.90   $1,111.39   $1,879.14   $3,896.44   $1,094.90   $1,860.83   $2,456.35   $4,204.67
with EBB & ADBR Riders...........  $1,080.67   $1,066.05   $1,804.78   $3,754.58   $1,080.67   $1,818.92   $2,386.43   $4,067.66
with All Riders..................  $1,123.36   $1,202.49   $2,029.27   $4,186.60   $1,123.36   $1,945.03   $2,597.51   $4,484.92
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders...............  $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,565.19
with IPP Rider...................  $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,977.39
with EBB Rider...................  $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,842.07
with ADBR Rider..................  $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,887.41
with IPP & EBB Riders............  $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $4,254.29
with IPP & ADBR Riders...........  $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $4,299.63
with EBB & ADBR Riders...........  $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $4,164.29
with All Riders..................  $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,576.52

                                                 EXPENSES IF YOU
                                                DO NOT SURRENDER
                                                   YOUR POLICY
---------------------------------  -------------------------------------------
       INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
---------------------------------  -------------------------------------------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders...............  $316.17   $  966.05   $1,640.04   $3,436.48
with IPP Rider...................  $362.04   $1,101.15   $1,860.80   $3,853.54
with EBB Rider...................  $346.75   $1,056.25   $1,787.68   $3,716.58
with ADBR Rider..................  $351.84   $1,071.24   $1,812.10   $3,762.49
with IPP & EBB Riders............  $392.61   $1,191.36   $2,008.44   $4,133.68
with IPP & ADBR Riders...........  $397.71   $1,206.33   $2,032.85   $4,179.55
with EBB & ADBR Riders...........  $382.42   $1,161.44   $1,959.74   $4,042.61
with All Riders..................  $428.28   $1,296.54   $2,180.49   $4,459.69
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders...............  $326.42   $  996.34   $1,689.72   $3,531.27
with IPP Rider...................  $372.23   $1,131.01   $1,909.30   $3,943.74
with EBB Rider...................  $356.96   $1,086.25   $1,836.57   $3,808.30
with ADBR Rider..................  $362.05   $1,101.19   $1,860.86   $3,853.68
with IPP & EBB Riders............  $402.78   $1,220.94   $2,056.17   $4,220.80
with IPP & ADBR Riders...........  $407.87   $1,235.87   $2,080.47   $4,266.18
with EBB & ADBR Riders...........  $392.59   $1,191.12   $2,007.73   $4,130.73
with All Riders..................  $438.41   $1,325.80   $2,227.33   $4,543.22
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...............  $283.40   $  868.74   $1,479.70   $3,126.75
with IPP Rider...................  $329.41   $1,005.17   $1,704.18   $3,558.77
with EBB Rider...................  $314.07   $  959.82   $1,629.82   $3,416.90
with ADBR Rider..................  $319.18   $  974.96   $1,654.67   $3,464.43
with IPP & EBB Riders............  $360.08   $1,096.26   $1,854.31   $3,848.92
with IPP & ADBR Riders...........  $365.19   $1,111.39   $1,879.14   $3,896.44
with EBB & ADBR Riders...........  $349.86   $1,066.05   $1,804.78   $3,754.58
with All Riders..................  $395.87   $1,202.49   $2,029.27   $4,186.60
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders...............  $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider...................  $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider...................  $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider..................  $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders............  $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders...........  $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders...........  $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders..................  $407.00   $1,234.89   $2,081.48   $4,281.47

                                                  EXPENSES IF YOU                                 EXPENSES IF YOU
                                                    ANNUITIZED                                      SURRENDERED
                                                    YOUR POLICY                                     YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------------
       INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
--------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP CASH MANAGEMENT
without any Riders...............  $  996.18   $  795.31   $1,358.00   $2,887.87   $  996.18   $1,568.67   $1,966.34   $3,230.53
with IPP Rider...................  $1,038.98   $  932.76   $1,585.32   $3,331.40   $1,038.98   $1,695.72   $2,180.08   $3,658.94
with EBB Rider...................  $1,024.71   $  887.09   $1,510.03   $3,185.76   $1,024.71   $1,653.51   $2,109.29   $3,518.27
with ADBR Rider..................  $1,029.47   $  902.32   $1,535.17   $3,234.55   $1,029.47   $1,667.59   $2,132.93   $3,565.39
with IPP & EBB Riders............  $1,067.51   $1,024.53   $1,737.34   $3,629.30   $1,067.51   $1,780.55   $2,323.03   $3,946.69
with IPP & ADBR Riders...........  $1,072.27   $1,039.77   $1,762.48   $3,678.08   $1,072.27   $1,794.64   $2,346.66   $3,993.80
with EBB & ADBR Riders...........  $1,058.00   $  994.10   $1,687.19   $3,532.43   $1,058.00   $1,752.42   $2,275.87   $3,853.13
with All Riders..................  $1,100.80   $1,131.55   $1,914.50   $3,975.97   $1,100.80   $1,879.46   $2,489.61   $4,281.54
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders...............  $1,018.04   $  865.68   $1,474.66   $3,116.90   $1,018.04   $1,633.72   $2,076.03   $3,451.77
with IPP Rider...................  $1,060.74   $1,002.15   $1,699.25   $3,549.39   $1,060.74   $1,759.86   $2,287.20   $3,869.48
with EBB Rider...................  $1,046.51   $  956.81   $1,624.87   $3,407.40   $1,046.51   $1,717.95   $2,217.27   $3,732.34
with ADBR Rider..................  $1,051.25   $  971.94   $1,649.70   $3,454.96   $1,051.25   $1,731.93   $2,240.62   $3,778.27
with IPP & EBB Rider.............  $1,089.21   $1,093.28   $1,849.45   $3,839.88   $1,089.21   $1,844.09   $2,428.44   $4,150.04
with IPP & ADBR Rider............  $1,093.95   $1,108.40   $1,874.30   $3,887.46   $1,093.95   $1,858.07   $2,451.80   $4,195.99
with EBB & ADBR Rider............  $1,079.72   $1,063.06   $1,799.90   $3,745.43   $1,079.72   $1,816.16   $2,381.85   $4,058.83
with All Riders..................  $1,122.42   $1,199.53   $2,024.51   $4,177.93   $1,122.42   $1,942.30   $2,593.03   $4,476.55
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders...............  $1,030.40   $  905.30   $1,540.08   $3,244.06   $1,030.40   $1,670.34   $2,137.55   $3,574.58
with IPP Rider...................  $1,073.04   $1,041.24   $1,763.17   $3,670.41   $1,073.04   $1,795.99   $2,347.30   $3,986.35
with EBB Rider...................  $1,058.83   $  996.07   $1,689.27   $3,530.41   $1,058.83   $1,754.24   $2,277.82   $3,851.14
with ADBR Rider..................  $1,063.57   $1,011.14   $1,713.95   $3,577.32   $1,063.57   $1,768.17   $2,301.03   $3,896.44
with IPP & EBB Rider.............  $1,101.47   $1,131.99   $1,912.34   $3,956.77   $1,101.47   $1,879.87   $2,487.56   $4,262.92
with IPP & ADBR Rider............  $1,106.21   $1,147.07   $1,937.03   $4,003.67   $1,106.21   $1,893.81   $2,510.78   $4,308.21
with EBB & ADBR Rider............  $1,092.00   $1,101.90   $1,863.14   $3,863.69   $1,092.00   $1,852.06   $2,441.30   $4,173.02
with All Riders..................  $1,134.64   $1,237.82   $2,086.20   $4,290.03   $1,134.64   $1,977.69   $2,651.03   $4,584.78
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders...............  $1,070.32   $1,032.59   $1,749.04   $3,643.76   $1,070.32   $1,788.00   $2,334.02   $3,960.61
with IPP Rider...................  $1,112.79   $1,166.77   $1,967.24   $4,050.80   $1,112.79   $1,912.01   $2,539.17   $4,353.67
with EBB Rider...................  $1,098.63   $1,122.18   $1,894.98   $3,917.15   $1,098.63   $1,870.80   $2,471.23   $4,224.62
with ADBR Rider..................  $1,103.35   $1,137.06   $1,919.12   $3,961.91   $1,103.35   $1,884.56   $2,493.93   $4,267.84
with IPP & EBB Rider.............  $1,141.10   $1,256.36   $2,113.18   $4,324.19   $1,141.10   $1,994.82   $2,676.38   $4,617.67
with IPP & ADBR Rider............  $1,145.81   $1,271.24   $2,137.33   $4,368.97   $1,145.81   $2,008.57   $2,699.08   $4,660.92
with EBB & ADBR Rider............  $1,131.66   $1,226.65   $2,065.06   $4,235.33   $1,131.66   $1,967.36   $2,631.13   $4,531.87
with All Riders..................  $1,174.12   $1,360.83   $2,283.27   $4,642.37   $1,174.12   $2,091.38   $2,836.29   $4,924.92
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders...............  $1,042.75   $  944.82   $1,605.15   $3,369.57   $1,042.75   $1,706.87   $2,198.73   $3,695.81
with IPP Rider...................  $1,085.34   $1,080.20   $1,826.72   $3,789.87   $1,085.34   $1,832.00   $2,407.05   $4,101.71
with EBB Rider...................  $1,071.14   $1,035.22   $1,753.34   $3,651.87   $1,071.14   $1,790.42   $2,338.06   $3,968.44
with ADBR Rider..................  $1,075.88   $1,050.22   $1,777.84   $3,698.09   $1,075.88   $1,804.29   $2,361.09   $4,013.08
with IPP & EBB Rider.............  $1,113.73   $1,170.60   $1,974.89   $4,072.17   $1,113.73   $1,915.56   $2,546.37   $4,374.34
with IPP & ADBR Rider............  $1,118.47   $1,185.62   $1,999.41   $4,118.40   $1,118.47   $1,929.44   $2,569.42   $4,418.99
with EBB & ADBR Rider............  $1,104.27   $1,140.63   $1,926.03   $3,980.41   $1,104.27   $1,887.86   $2,500.43   $4,285.74
with All Riders..................  $1,146.86   $1,276.01   $2,147.59   $4,400.68   $1,146.86   $2,012.99   $2,708.74   $4,691.61

                                                 EXPENSES IF YOU
                                                DO NOT SURRENDER
                                                   YOUR POLICY
---------------------------------  -------------------------------------------
       INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
---------------------------------  -------------------------------------------
MAINSTAY VP CASH MANAGEMENT
without any Riders...............  $258.82   $  795.31   $1,358.00   $2,887.87
with IPP Rider...................  $304.94   $  932.76   $1,585.32   $3,331.40
with EBB Rider...................  $289.56   $  887.09   $1,510.03   $3,185.76
with ADBR Rider..................  $294.69   $  902.32   $1,535.17   $3,234.55
with IPP & EBB Riders............  $335.68   $1,024.53   $1,737.34   $3,629.30
with IPP & ADBR Riders...........  $340.81   $1,039.77   $1,762.48   $3,678.08
with EBB & ADBR Riders...........  $325.43   $  994.10   $1,687.19   $3,532.43
with All Riders..................  $371.55   $1,131.55   $1,914.50   $3,975.97
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders...............  $282.37   $  865.68   $1,474.66   $3,116.90
with IPP Rider...................  $328.38   $1,002.15   $1,699.25   $3,549.39
with EBB Rider...................  $313.04   $  956.81   $1,624.87   $3,407.40
with ADBR Rider..................  $318.16   $  971.94   $1,649.70   $3,454.96
with IPP & EBB Rider.............  $359.06   $1,093.28   $1,849.45   $3,839.88
with IPP & ADBR Rider............  $364.17   $1,108.40   $1,874.30   $3,887.46
with EBB & ADBR Rider............  $348.83   $1,063.06   $1,799.90   $3,745.43
with All Riders..................  $394.85   $1,199.53   $2,024.51   $4,177.93
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders...............  $295.69   $  905.30   $1,540.08   $3,244.06
with IPP Rider...................  $341.64   $1,041.24   $1,763.17   $3,670.41
with EBB Rider...................  $326.32   $  996.07   $1,689.27   $3,530.41
with ADBR Rider..................  $331.43   $1,011.14   $1,713.95   $3,577.32
with IPP & EBB Rider.............  $372.28   $1,131.99   $1,912.34   $3,956.77
with IPP & ADBR Rider............  $377.38   $1,147.07   $1,937.03   $4,003.67
with EBB & ADBR Rider............  $362.07   $1,101.90   $1,863.14   $3,863.69
with All Riders..................  $408.02   $1,237.82   $2,086.20   $4,290.03
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders...............  $338.71   $1,032.59   $1,749.04   $3,643.76
with IPP Rider...................  $384.47   $1,166.77   $1,967.24   $4,050.80
with EBB Rider...................  $369.21   $1,122.18   $1,894.98   $3,917.15
with ADBR Rider..................  $374.30   $1,137.06   $1,919.12   $3,961.91
with IPP & EBB Rider.............  $414.97   $1,256.36   $2,113.18   $4,324.19
with IPP & ADBR Rider............  $420.06   $1,271.24   $2,137.33   $4,368.97
with EBB & ADBR Rider............  $404.80   $1,226.65   $2,065.06   $4,235.33
with All Riders..................  $450.56   $1,360.83   $2,283.27   $4,642.37
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders...............  $309.00   $  944.82   $1,605.15   $3,369.57
with IPP Rider...................  $354.89   $1,080.20   $1,826.72   $3,789.87
with EBB Rider...................  $339.59   $1,035.22   $1,753.34   $3,651.87
with ADBR Rider..................  $344.69   $1,050.22   $1,777.84   $3,698.09
with IPP & EBB Rider.............  $385.49   $1,170.60   $1,974.89   $4,072.17
with IPP & ADBR Rider............  $390.59   $1,185.62   $1,999.41   $4,118.40
with EBB & ADBR Rider............  $375.29   $1,140.63   $1,926.03   $3,980.41
with All Riders..................  $421.18   $1,276.01   $2,147.59   $4,400.68

                                                  EXPENSES IF YOU                                 EXPENSES IF YOU
                                                    ANNUITIZED                                      SURRENDERED
                                                    YOUR POLICY                                     YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------------
       INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
--------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders...............  $1,023.74   $  883.97   $1,504.89   $3,175.79   $1,023.74   $1,650.63   $2,104.46   $3,508.65
with IPP Rider...................  $1,066.42   $1,020.20   $1,728.79   $3,605.45   $1,066.42   $1,776.54   $2,314.98   $3,923.61
with EBB Rider...................  $1,052.19   $  974.94   $1,654.63   $3,464.36   $1,052.19   $1,734.71   $2,245.25   $3,787.36
with ADBR Rider..................  $1,056.93   $  990.05   $1,679.41   $3,511.65   $1,056.93   $1,748.67   $2,268.55   $3,833.02
with IPP & EBB Riders............  $1,094.87   $1,111.16   $1,878.53   $3,894.02   $1,094.87   $1,860.62   $2,455.77   $4,202.32
with IPP & ADBR Riders...........  $1,099.61   $1,126.26   $1,903.29   $3,941.27   $1,099.61   $1,874.58   $2,479.05   $4,247.96
with EBB & ADBR Riders...........  $1,085.38   $1,080.99   $1,829.13   $3,800.20   $1,085.38   $1,832.73   $2,409.33   $4,111.71
with All Riders..................  $1,128.06   $1,217.22   $2,053.02   $4,229.86   $1,128.06   $1,958.65   $2,619.84   $4,526.69
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders...............  $1,048.45   $  963.01   $1,635.06   $3,426.95   $1,048.45   $1,723.68   $2,226.85   $3,751.22
with IPP Rider...................  $1,091.02   $1,098.15   $1,855.93   $3,844.47   $1,091.02   $1,848.59   $2,434.52   $4,154.43
with EBB Rider...................  $1,076.83   $1,053.24   $1,782.77   $3,707.39   $1,076.83   $1,807.09   $2,365.73   $4,022.06
with ADBR Rider..................  $1,081.56   $1,068.23   $1,807.21   $3,753.30   $1,081.56   $1,820.94   $2,388.71   $4,066.39
with IPP & EBB Rider.............  $1,119.39   $1,188.38   $2,003.63   $4,124.90   $1,119.39   $1,931.99   $2,573.39   $4,425.25
with IPP & ADBR Rider............  $1,124.12   $1,203.38   $2,028.08   $4,170.84   $1,124.12   $1,945.85   $2,596.38   $4,469.62
with EBB & ADBR Rider............  $1,109.94   $1,158.47   $1,954.93   $4,033.74   $1,109.94   $1,904.34   $2,527.60   $4,337.23
with All Riders..................  $1,152.50   $1,293.60   $2,175.79   $4,451.27   $1,152.50   $2,029.25   $2,735.25   $4,740.45
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...............  $1,023.74   $  883.97   $1,504.89   $3,175.79   $1,023.74   $1,650.63   $2,104.46   $3,508.65
with IPP Rider...................  $1,066.42   $1,020.20   $1,728.79   $3,605.45   $1,066.42   $1,776.54   $2,314.98   $3,923.61
with EBB Rider...................  $1,052.19   $  974.94   $1,654.63   $3,464.36   $1,052.19   $1,734.71   $2,245.25   $3,787.36
with ADBR Rider..................  $1,056.93   $  990.05   $1,679.41   $3,511.65   $1,056.93   $1,748.67   $2,268.55   $3,833.02
with IPP & EBB Riders............  $1,094.87   $1,111.16   $1,878.53   $3,894.02   $1,094.87   $1,860.62   $2,455.77   $4,202.32
with IPP & ADBR Riders...........  $1,099.61   $1,126.26   $1,903.29   $3,941.27   $1,099.61   $1,874.58   $2,479.05   $4,247.96
with EBB & ADBR Riders...........  $1,085.38   $1,080.99   $1,829.13   $3,800.20   $1,085.38   $1,832.73   $2,409.33   $4,111.71
with All Riders..................  $1,128.06   $1,217.22   $2,053.02   $4,229.86   $1,128.06   $1,958.65   $2,619.84   $4,526.69
MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders...............  $1,053.21   $  978.17   $1,659.93   $3,474.50   $1,053.21   $1,737.69   $2,250.24   $3,797.15
with IPP Rider...................  $1,095.75   $1,113.10   $1,880.23   $3,889.74   $1,095.75   $1,862.41   $2,457.36   $4,198.15
with EBB Rider...................  $1,081.57   $1,068.27   $1,807.27   $3,753.41   $1,081.57   $1,820.97   $2,388.76   $4,066.50
with ADBR Rider..................  $1,086.30   $1,083.23   $1,831.64   $3,799.07   $1,086.30   $1,834.80   $2,411.68   $4,110.59
with IPP & EBB Rider.............  $1,124.12   $1,203.20   $2,027.55   $4,168.63   $1,124.12   $1,945.69   $2,595.88   $4,467.48
with IPP & ADBR Rider............  $1,128.84   $1,218.16   $2,051.94   $4,214.32   $1,128.84   $1,959.52   $2,618.80   $4,511.60
with EBB & ADBR Rider............  $1,114.66   $1,173.32   $1,978.96   $4,077.96   $1,114.66   $1,918.07   $2,550.19   $4,379.92
with All Riders..................  $1,157.20   $1,308.24   $2,199.24   $4,493.20   $1,157.20   $2,042.78   $2,757.30   $4,780.92
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders...............  $1,061.76   $1,005.40   $1,704.57   $3,559.51   $1,061.76   $1,762.87   $2,292.21   $3,879.25
with IPP Rider...................  $1,104.26   $1,139.95   $1,923.81   $3,970.63   $1,104.26   $1,887.23   $2,498.34   $4,276.26
with EBB Rider...................  $1,090.10   $1,095.24   $1,851.20   $3,835.64   $1,090.10   $1,845.91   $2,430.07   $4,145.91
with ADBR Rider..................  $1,094.82   $1,110.16   $1,875.45   $3,880.86   $1,094.82   $1,859.69   $2,452.87   $4,189.57
with IPP & EBB Riders............  $1,132.60   $1,229.79   $2,070.44   $4,246.77   $1,132.60   $1,970.27   $2,636.20   $4,542.92
with IPP & ADBR Riders...........  $1,137.32   $1,244.72   $2,094.71   $4,292.00   $1,137.32   $1,984.06   $2,659.02   $4,586.60
with EBB & ADBR Riders...........  $1,123.16   $1,200.01   $2,022.09   $4,156.99   $1,123.16   $1,942.74   $2,590.73   $4,456.23
with All Riders..................  $1,165.66   $1,334.55   $2,241.33   $4,568.12   $1,165.66   $2,067.09   $2,796.86   $4,853.26

                                                 EXPENSES IF YOU
                                                DO NOT SURRENDER
                                                   YOUR POLICY
---------------------------------  -------------------------------------------
       INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
---------------------------------  -------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders...............  $288.51   $  883.97   $1,504.89   $3,175.79
with IPP Rider...................  $334.50   $1,020.20   $1,728.79   $3,605.45
with EBB Rider...................  $319.17   $  974.94   $1,654.63   $3,464.36
with ADBR Rider..................  $324.28   $  990.05   $1,679.41   $3,511.65
with IPP & EBB Riders............  $365.16   $1,111.16   $1,878.53   $3,894.02
with IPP & ADBR Riders...........  $370.27   $1,126.26   $1,903.29   $3,941.27
with EBB & ADBR Riders...........  $354.94   $1,080.99   $1,829.13   $3,800.20
with All Riders..................  $400.93   $1,217.22   $2,053.02   $4,229.86
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders...............  $315.14   $  963.01   $1,635.06   $3,426.95
with IPP Rider...................  $361.01   $1,098.15   $1,855.93   $3,844.47
with EBB Rider...................  $345.72   $1,053.24   $1,782.77   $3,707.39
with ADBR Rider..................  $350.82   $1,068.23   $1,807.21   $3,753.30
with IPP & EBB Rider.............  $391.59   $1,188.38   $2,003.63   $4,124.90
with IPP & ADBR Rider............  $396.68   $1,203.38   $2,028.08   $4,170.84
with EBB & ADBR Rider............  $381.40   $1,158.47   $1,954.93   $4,033.74
with All Riders..................  $427.26   $1,293.60   $2,175.79   $4,451.27
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...............  $288.51   $  883.97   $1,504.89   $3,175.79
with IPP Rider...................  $334.50   $1,020.20   $1,728.79   $3,605.45
with EBB Rider...................  $319.17   $  974.94   $1,654.63   $3,464.36
with ADBR Rider..................  $324.28   $  990.05   $1,679.41   $3,511.65
with IPP & EBB Riders............  $365.16   $1,111.16   $1,878.53   $3,894.02
with IPP & ADBR Riders...........  $370.27   $1,126.26   $1,903.29   $3,941.27
with EBB & ADBR Riders...........  $354.94   $1,080.99   $1,829.13   $3,800.20
with All Riders..................  $400.93   $1,217.22   $2,053.02   $4,229.86
MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders...............  $320.27   $  978.17   $1,659.93   $3,474.50
with IPP Rider...................  $366.11   $1,113.10   $1,880.23   $3,889.74
with EBB Rider...................  $350.83   $1,068.27   $1,807.27   $3,753.41
with ADBR Rider..................  $355.93   $1,083.23   $1,831.64   $3,799.07
with IPP & EBB Rider.............  $396.68   $1,203.20   $2,027.55   $4,168.63
with IPP & ADBR Rider............  $401.77   $1,218.16   $2,051.94   $4,214.32
with EBB & ADBR Rider............  $386.49   $1,173.32   $1,978.96   $4,077.96
with All Riders..................  $432.33   $1,308.24   $2,199.24   $4,493.20
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders...............  $329.48   $1,005.40   $1,704.57   $3,559.51
with IPP Rider...................  $375.29   $1,139.95   $1,923.81   $3,970.63
with EBB Rider...................  $360.02   $1,095.24   $1,851.20   $3,835.64
with ADBR Rider..................  $365.11   $1,110.16   $1,875.45   $3,880.86
with IPP & EBB Riders............  $405.82   $1,229.79   $2,070.44   $4,246.77
with IPP & ADBR Riders...........  $410.91   $1,244.72   $2,094.71   $4,292.00
with EBB & ADBR Riders...........  $395.64   $1,200.01   $2,022.09   $4,156.99
with All Riders..................  $441.44   $1,334.55   $2,241.33   $4,568.12

                                                  EXPENSES IF YOU                                 EXPENSES IF YOU
                                                    ANNUITIZED                                      SURRENDERED
                                                    YOUR POLICY                                     YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------------
       INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
--------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders...............  $1,066.52   $1,020.51   $1,729.29   $3,606.38   $1,066.52   $1,776.83   $2,315.45   $3,924.52
with IPP Rider...................  $1,109.00   $1,154.86   $1,947.97   $4,015.27   $1,109.00   $1,901.01   $2,521.05   $4,319.36
with EBB Rider...................  $1,094.84   $1,110.21   $1,875.53   $3,881.01   $1,094.84   $1,859.74   $2,452.94   $4,189.71
with ADBR Rider..................  $1,099.56   $1,125.12   $1,899.73   $3,925.98   $1,099.56   $1,873.52   $2,475.70   $4,233.14
with IPP & EBB Riders............  $1,137.32   $1,244.57   $2,094.21   $4,289.87   $1,137.32   $1,983.92   $2,658.55   $4,584.54
with IPP & ADBR Riders...........  $1,142.04   $1,259.46   $2,118.41   $4,334.85   $1,142.04   $1,997.68   $2,681.29   $4,627.98
with EBB & ADBR Riders...........  $1,127.88   $1,214.81   $2,045.98   $4,200.60   $1,127.88   $1,956.42   $2,613.20   $4,498.34
with All Riders..................  $1,170.36   $1,349.16   $2,264.65   $4,609.46   $1,170.36   $2,080.60   $2,818.79   $4,893.16
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders...............  $1,051.31   $  972.12   $1,650.00   $3,455.51   $1,051.31   $1,732.10   $2,240.89   $3,778.81
with IPP Rider...................  $1,093.86   $1,107.13   $1,870.52   $3,871.66   $1,093.86   $1,856.90   $2,448.24   $4,180.69
with EBB Rider...................  $1,079.68   $1,062.26   $1,797.48   $3,735.03   $1,079.68   $1,815.42   $2,379.56   $4,048.75
with ADBR Rider..................  $1,084.41   $1,077.23   $1,821.88   $3,780.80   $1,084.41   $1,829.26   $2,402.50   $4,092.95
with IPP & EBB Riders............  $1,122.23   $1,197.28   $2,018.01   $4,151.17   $1,122.23   $1,940.22   $2,586.90   $4,450.62
with IPP & ADBR Riders...........  $1,126.96   $1,212.24   $2,042.39   $4,196.94   $1,126.96   $1,954.05   $2,609.83   $4,494.82
with EBB & ADBR Riders...........  $1,112.77   $1,167.38   $1,969.36   $4,060.32   $1,112.77   $1,912.58   $2,541.16   $4,362.89
with All Riders..................  $1,155.32   $1,302.39   $2,189.88   $4,476.46   $1,155.32   $2,037.37   $2,748.50   $4,764.76
MAINSTAY VP MID CAP
  VALUE--SERVICE CLASS
without any Riders...............  $1,044.65   $  950.88   $1,615.13   $3,388.73   $1,044.65   $1,712.47   $2,208.11   $3,714.31
with IPP Rider...................  $1,087.23   $1,086.19   $1,836.46   $3,808.10   $1,087.23   $1,837.53   $2,416.21   $4,119.32
with EBB Rider...................  $1,073.04   $1,041.23   $1,763.15   $3,670.40   $1,073.04   $1,795.98   $2,347.28   $3,986.34
with ADBR Rider..................  $1,077.77   $1,056.23   $1,787.64   $3,716.54   $1,077.77   $1,809.84   $2,370.31   $4,030.89
with IPP & EBB Riders............  $1,115.62   $1,176.53   $1,984.49   $4,089.78   $1,115.62   $1,921.04   $2,555.39   $4,391.35
with IPP & ADBR Riders...........  $1,120.35   $1,191.54   $2,008.97   $4,135.92   $1,120.35   $1,934.91   $2,578.41   $4,435.90
with EBB & ADBR Riders...........  $1,106.16   $1,146.57   $1,935.65   $3,998.19   $1,106.16   $1,893.35   $2,509.47   $4,302.90
with All Riders..................  $1,148.74   $1,281.88   $2,156.99   $4,417.58   $1,148.74   $2,018.41   $2,717.58   $4,707.92
MAINSTAY VP S&P 500
  INDEX--SERVICE CLASS
without any Riders...............  $1,004.73   $  822.89   $1,403.78   $2,978.11   $1,004.73   $1,594.16   $2,009.39   $3,317.70
with IPP Rider...................  $1,047.49   $  959.95   $1,630.03   $3,417.29   $1,047.49   $1,720.85   $2,222.12   $3,741.90
with EBB Rider...................  $1,033.24   $  914.40   $1,555.09   $3,273.09   $1,033.24   $1,678.75   $2,151.66   $3,602.62
with ADBR Rider..................  $1,037.99   $  929.60   $1,580.12   $3,321.39   $1,037.99   $1,692.80   $2,175.19   $3,649.28
with IPP & EBB Riders............  $1,076.00   $1,051.47   $1,781.34   $3,712.28   $1,076.00   $1,805.45   $2,364.39   $4,026.82
with IPP & ADBR Riders...........  $1,080.75   $1,066.67   $1,806.37   $3,760.58   $1,080.75   $1,819.49   $2,387.93   $4,073.47
with EBB & ADBR Riders...........  $1,066.50   $1,021.13   $1,731.43   $3,616.38   $1,066.50   $1,777.40   $2,317.47   $3,934.20
with All Riders..................  $1,109.26   $1,158.19   $1,957.68   $4,055.56   $1,109.26   $1,904.09   $2,530.21   $4,358.40
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders...............  $1,066.52   $1,020.51   $1,729.29   $3,606.38   $1,066.52   $1,776.83   $2,315.45   $3,924.52
with IPP Rider...................  $1,109.00   $1,154.86   $1,947.97   $4,015.27   $1,109.00   $1,901.01   $2,521.05   $4,319.36
with EBB Rider...................  $1,094.84   $1,110.21   $1,875.53   $3,881.01   $1,094.84   $1,859.74   $2,452.94   $4,189.71
with ADBR Rider..................  $1,099.56   $1,125.12   $1,899.73   $3,925.98   $1,099.56   $1,873.52   $2,475.70   $4,233.14
with IPP & EBB Riders............  $1,137.32   $1,244.57   $2,094.21   $4,289.87   $1,137.32   $1,983.92   $2,658.55   $4,584.54
with IPP & ADBR Riders...........  $1,142.04   $1,259.46   $2,118.41   $4,334.85   $1,142.04   $1,997.68   $2,681.29   $4,627.98
with EBB & ADBR Riders...........  $1,127.88   $1,214.81   $2,045.98   $4,200.60   $1,127.88   $1,956.42   $2,613.20   $4,498.34
with All Riders..................  $1,170.36   $1,349.16   $2,264.65   $4,609.46   $1,170.36   $2,080.60   $2,818.79   $4,893.16

                                                 EXPENSES IF YOU
                                                DO NOT SURRENDER
                                                   YOUR POLICY
---------------------------------  -------------------------------------------
       INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
---------------------------------  -------------------------------------------
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders...............  $334.61   $1,020.51   $1,729.29   $3,606.38
with IPP Rider...................  $380.39   $1,154.86   $1,947.97   $4,015.27
with EBB Rider...................  $365.13   $1,110.21   $1,875.53   $3,881.01
with ADBR Rider..................  $370.22   $1,125.12   $1,899.73   $3,925.98
with IPP & EBB Riders............  $410.91   $1,244.57   $2,094.21   $4,289.87
with IPP & ADBR Riders...........  $415.99   $1,259.46   $2,118.41   $4,334.85
with EBB & ADBR Riders...........  $400.73   $1,214.81   $2,045.98   $4,200.60
with All Riders..................  $446.51   $1,349.16   $2,264.65   $4,609.46
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders...............  $318.22   $  972.12   $1,650.00   $3,455.51
with IPP Rider...................  $364.07   $1,107.13   $1,870.52   $3,871.66
with EBB Rider...................  $348.79   $1,062.26   $1,797.48   $3,735.03
with ADBR Rider..................  $353.89   $1,077.23   $1,821.88   $3,780.80
with IPP & EBB Riders............  $394.64   $1,197.28   $2,018.01   $4,151.17
with IPP & ADBR Riders...........  $399.74   $1,212.24   $2,042.39   $4,196.94
with EBB & ADBR Riders...........  $384.45   $1,167.38   $1,969.36   $4,060.32
with All Riders..................  $430.31   $1,302.39   $2,189.88   $4,476.46
MAINSTAY VP MID CAP
  VALUE--SERVICE CLASS
without any Riders...............  $311.05   $  950.88   $1,615.13   $3,388.73
with IPP Rider...................  $356.93   $1,086.19   $1,836.46   $3,808.10
with EBB Rider...................  $341.64   $1,041.23   $1,763.15   $3,670.40
with ADBR Rider..................  $346.74   $1,056.23   $1,787.64   $3,716.54
with IPP & EBB Riders............  $387.52   $1,176.53   $1,984.49   $4,089.78
with IPP & ADBR Riders...........  $392.62   $1,191.54   $2,008.97   $4,135.92
with EBB & ADBR Riders...........  $377.33   $1,146.57   $1,935.65   $3,998.19
with All Riders..................  $423.21   $1,281.88   $2,156.99   $4,417.58
MAINSTAY VP S&P 500
  INDEX--SERVICE CLASS
without any Riders...............  $268.03   $  822.89   $1,403.78   $2,978.11
with IPP Rider...................  $314.11   $  959.95   $1,630.03   $3,417.29
with EBB Rider...................  $298.75   $  914.40   $1,555.09   $3,273.09
with ADBR Rider..................  $303.87   $  929.60   $1,580.12   $3,321.39
with IPP & EBB Riders............  $344.83   $1,051.47   $1,781.34   $3,712.28
with IPP & ADBR Riders...........  $349.95   $1,066.67   $1,806.37   $3,760.58
with EBB & ADBR Riders...........  $334.59   $1,021.13   $1,731.43   $3,616.38
with All Riders..................  $380.67   $1,158.19   $1,957.68   $4,055.56
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders...............  $334.61   $1,020.51   $1,729.29   $3,606.38
with IPP Rider...................  $380.39   $1,154.86   $1,947.97   $4,015.27
with EBB Rider...................  $365.13   $1,110.21   $1,875.53   $3,881.01
with ADBR Rider..................  $370.22   $1,125.12   $1,899.73   $3,925.98
with IPP & EBB Riders............  $410.91   $1,244.57   $2,094.21   $4,289.87
with IPP & ADBR Riders...........  $415.99   $1,259.46   $2,118.41   $4,334.85
with EBB & ADBR Riders...........  $400.73   $1,214.81   $2,045.98   $4,200.60
with All Riders..................  $446.51   $1,349.16   $2,264.65   $4,609.46

                                                  EXPENSES IF YOU                                 EXPENSES IF YOU
                                                    ANNUITIZED                                      SURRENDERED
                                                    YOUR POLICY                                     YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------------
       INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
--------------------------------------------------------------------------------------------------------------------------------
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders...............  $1,026.60   $  893.12   $1,519.98   $3,205.09   $1,026.60   $1,659.08   $2,118.65   $3,536.94
with IPP Rider...................  $1,069.26   $1,029.22   $1,743.54   $3,633.37   $1,069.26   $1,784.88   $2,328.84   $3,950.57
with EBB Rider...................  $1,055.04   $  984.00   $1,669.49   $3,492.75   $1,055.04   $1,743.08   $2,259.23   $3,814.77
with ADBR Rider..................  $1,059.78   $  999.09   $1,694.23   $3,539.86   $1,059.78   $1,757.03   $2,282.48   $3,860.27
with IPP & EBB Riders............  $1,097.70   $1,120.10   $1,893.03   $3,920.96   $1,097.70   $1,868.88   $2,469.40   $4,228.34
with IPP & ADBR Riders...........  $1,102.44   $1,135.18   $1,917.75   $3,968.06   $1,102.44   $1,882.82   $2,492.65   $4,273.83
with EBB & ADBR Riders...........  $1,088.22   $1,089.96   $1,843.72   $3,827.46   $1,088.22   $1,841.03   $2,423.04   $4,138.05
with All Riders..................  $1,130.88   $1,226.06   $2,067.26   $4,255.70   $1,130.88   $1,966.82   $2,633.22   $4,551.64
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...............  $1,029.44   $  902.25   $1,535.06   $3,234.34   $1,029.44   $1,667.52   $2,132.83   $3,565.19
with IPP Rider...................  $1,072.09   $1,038.22   $1,758.24   $3,661.14   $1,072.09   $1,793.20   $2,342.67   $3,977.39
with EBB Rider...................  $1,057.88   $  993.05   $1,684.33   $3,521.01   $1,057.88   $1,751.44   $2,273.18   $3,842.07
with ADBR Rider..................  $1,062.62   $1,008.13   $1,709.02   $3,567.96   $1,062.62   $1,765.38   $2,296.39   $3,887.41
with IPP & EBB Riders............  $1,100.53   $1,129.01   $1,907.51   $3,947.84   $1,100.53   $1,877.12   $2,483.02   $4,254.29
with IPP & ADBR Riders...........  $1,105.27   $1,144.09   $1,932.21   $3,994.78   $1,105.27   $1,891.06   $2,506.24   $4,299.63
with EBB & ADBR Riders...........  $1,091.05   $1,098.92   $1,858.29   $3,854.64   $1,091.05   $1,849.30   $2,436.74   $4,164.29
with All Riders..................  $1,133.70   $1,234.89   $2,081.48   $4,281.47   $1,133.70   $1,974.98   $2,646.59   $4,576.52
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders...............  $1,059.86   $  999.35   $1,694.66   $3,540.67   $1,059.86   $1,757.27   $2,282.89   $3,861.05
with IPP Rider...................  $1,102.37   $1,133.99   $1,914.15   $3,952.73   $1,102.37   $1,881.72   $2,489.25   $4,258.97
with EBB Rider...................  $1,088.20   $1,089.25   $1,841.45   $3,817.42   $1,088.20   $1,840.37   $2,420.90   $4,128.32
with ADBR Rider..................  $1,092.93   $1,104.18   $1,865.74   $3,862.75   $1,092.93   $1,854.17   $2,443.73   $4,172.08
with IPP & EBB Riders............  $1,130.71   $1,223.89   $2,060.92   $4,229.46   $1,130.71   $1,964.81   $2,627.25   $4,526.21
with IPP & ADBR Riders...........  $1,135.44   $1,238.81   $2,085.20   $4,274.76   $1,135.44   $1,978.60   $2,650.07   $4,569.96
with EBB & ADBR Riders...........  $1,121.27   $1,194.07   $2,012.52   $4,139.50   $1,121.27   $1,937.25   $2,581.74   $4,439.34
with All Riders..................  $1,163.78   $1,328.72   $2,232.00   $4,551.54   $1,163.78   $2,061.70   $2,788.10   $4,837.24
CALVERT SOCIAL BALANCED
without any Riders...............  $1,030.40   $  905.30   $1,540.08   $3,244.06   $1,030.40   $1,670.34   $2,137.55   $3,574.58
with IPP Rider...................  $1,073.04   $1,041.24   $1,763.17   $3,670.41   $1,073.04   $1,795.99   $2,347.30   $3,986.35
with EBB Rider...................  $1,058.83   $  996.07   $1,689.27   $3,530.41   $1,058.83   $1,754.24   $2,277.82   $3,851.14
with ADBR Rider..................  $1,063.57   $1,011.14   $1,713.95   $3,577.32   $1,063.57   $1,768.17   $2,301.03   $3,896.44
with IPP & EBB Riders............  $1,101.47   $1,131.99   $1,912.34   $3,956.77   $1,101.47   $1,879.87   $2,487.56   $4,262.92
with IPP & ADBR Riders...........  $1,106.21   $1,147.07   $1,937.03   $4,003.67   $1,106.21   $1,893.81   $2,510.78   $4,308.21
with EBB & ADBR Riders...........  $1,092.00   $1,101.90   $1,863.14   $3,863.69   $1,092.00   $1,852.06   $2,441.30   $4,173.02
with All Riders..................  $1,134.64   $1,237.82   $2,086.20   $4,290.03   $1,134.64   $1,977.69   $2,651.03   $4,584.78
COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...............  $1,059.86   $  999.35   $1,694.66   $3,540.67   $1,059.86   $1,757.27   $2,282.89   $3,861.05
with IPP Rider...................  $1,102.37   $1,133.99   $1,914.15   $3,952.73   $1,102.37   $1,881.72   $2,489.25   $4,258.97
with EBB Rider...................  $1,088.20   $1,089.25   $1,841.45   $3,817.42   $1,088.20   $1,840.37   $2,420.90   $4,128.32
with ADBR Rider..................  $1,092.93   $1,104.18   $1,865.74   $3,862.75   $1,092.93   $1,854.17   $2,443.73   $4,172.08
with IPP & EBB Riders............  $1,130.71   $1,223.89   $2,060.92   $4,229.46   $1,130.71   $1,964.81   $2,627.25   $4,526.21
with IPP & ADBR Riders...........  $1,135.44   $1,238.81   $2,085.20   $4,274.76   $1,135.44   $1,978.60   $2,650.07   $4,569.96
with EBB & ADBR Riders...........  $1,121.27   $1,194.07   $2,012.52   $4,139.50   $1,121.27   $1,937.25   $2,581.74   $4,439.34
with All Riders..................  $1,163.78   $1,328.72   $2,232.00   $4,551.54   $1,163.78   $2,061.70   $2,788.10   $4,837.24

                                                 EXPENSES IF YOU
                                                DO NOT SURRENDER
                                                   YOUR POLICY
---------------------------------  -------------------------------------------
       INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
---------------------------------  -------------------------------------------
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders...............  $291.59   $  893.12   $1,519.98   $3,205.09
with IPP Rider...................  $337.56   $1,029.22   $1,743.54   $3,633.37
with EBB Rider...................  $322.24   $  984.00   $1,669.49   $3,492.75
with ADBR Rider..................  $327.35   $  999.09   $1,694.23   $3,539.86
with IPP & EBB Riders............  $368.21   $1,120.10   $1,893.03   $3,920.96
with IPP & ADBR Riders...........  $373.32   $1,135.18   $1,917.75   $3,968.06
with EBB & ADBR Riders...........  $358.00   $1,089.96   $1,843.72   $3,827.46
with All Riders..................  $403.97   $1,226.06   $2,067.26   $4,255.70
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...............  $294.66   $  902.25   $1,535.06   $3,234.34
with IPP Rider...................  $340.62   $1,038.22   $1,758.24   $3,661.14
with EBB Rider...................  $325.30   $  993.05   $1,684.33   $3,521.01
with ADBR Rider..................  $330.41   $1,008.13   $1,709.02   $3,567.96
with IPP & EBB Riders............  $371.26   $1,129.01   $1,907.51   $3,947.84
with IPP & ADBR Riders...........  $376.36   $1,144.09   $1,932.21   $3,994.78
with EBB & ADBR Riders...........  $361.04   $1,098.92   $1,858.29   $3,854.64
with All Riders..................  $407.00   $1,234.89   $2,081.48   $4,281.47
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders...............  $327.44   $  999.35   $1,694.66   $3,540.67
with IPP Rider...................  $373.25   $1,133.99   $1,914.15   $3,952.73
with EBB Rider...................  $357.98   $1,089.25   $1,841.45   $3,817.42
with ADBR Rider..................  $363.07   $1,104.18   $1,865.74   $3,862.75
with IPP & EBB Riders............  $403.79   $1,223.89   $2,060.92   $4,229.46
with IPP & ADBR Riders...........  $408.88   $1,238.81   $2,085.20   $4,274.76
with EBB & ADBR Riders...........  $393.61   $1,194.07   $2,012.52   $4,139.50
with All Riders..................  $439.42   $1,328.72   $2,232.00   $4,551.54
CALVERT SOCIAL BALANCED
without any Riders...............  $295.69   $  905.30   $1,540.08   $3,244.06
with IPP Rider...................  $341.64   $1,041.24   $1,763.17   $3,670.41
with EBB Rider...................  $326.32   $  996.07   $1,689.27   $3,530.41
with ADBR Rider..................  $331.43   $1,011.14   $1,713.95   $3,577.32
with IPP & EBB Riders............  $372.28   $1,131.99   $1,912.34   $3,956.77
with IPP & ADBR Riders...........  $377.38   $1,147.07   $1,937.03   $4,003.67
with EBB & ADBR Riders...........  $362.07   $1,101.90   $1,863.14   $3,863.69
with All Riders..................  $408.02   $1,237.82   $2,086.20   $4,290.03
COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...............  $327.44   $  999.35   $1,694.66   $3,540.67
with IPP Rider...................  $373.25   $1,133.99   $1,914.15   $3,952.73
with EBB Rider...................  $357.98   $1,089.25   $1,841.45   $3,817.42
with ADBR Rider..................  $363.07   $1,104.18   $1,865.74   $3,862.75
with IPP & EBB Riders............  $403.79   $1,223.89   $2,060.92   $4,229.46
with IPP & ADBR Riders...........  $408.88   $1,238.81   $2,085.20   $4,274.76
with EBB & ADBR Riders...........  $393.61   $1,194.07   $2,012.52   $4,139.50
with All Riders..................  $439.42   $1,328.72   $2,232.00   $4,551.54

                                                  EXPENSES IF YOU                                 EXPENSES IF YOU
                                                    ANNUITIZED                                      SURRENDERED
                                                    YOUR POLICY                                     YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------------
       INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders...............  $1,048.45   $  963.01   $1,635.06   $3,426.95   $1,048.45   $1,723.68   $2,226.85   $3,751.22
with IPP Rider...................  $1,091.02   $1,098.15   $1,855.93   $3,844.47   $1,091.02   $1,848.59   $2,434.52   $4,154.43
with EBB Rider...................  $1,076.83   $1,053.24   $1,782.77   $3,707.39   $1,076.83   $1,807.09   $2,365.73   $4,022.06
with ADBR Rider..................  $1,081.56   $1,068.23   $1,807.21   $3,753.30   $1,081.56   $1,820.94   $2,388.71   $4,066.39
with IPP & EBB Riders............  $1,119.39   $1,188.38   $2,003.63   $4,124.90   $1,119.39   $1,931.99   $2,573.39   $4,425.25
with IPP & ADBR Riders...........  $1,124.12   $1,203.38   $2,028.08   $4,170.84   $1,124.12   $1,945.85   $2,596.38   $4,469.62
with EBB & ADBR Riders...........  $1,109.94   $1,158.47   $1,954.93   $4,033.74   $1,109.94   $1,904.34   $2,527.60   $4,337.23
with All Riders..................  $1,152.50   $1,293.60   $2,175.79   $4,451.27   $1,152.50   $2,029.25   $2,735.25   $4,740.45
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...............  $1,032.30   $  911.39   $1,550.13   $3,263.47   $1,032.30   $1,675.97   $2,146.99   $3,593.33
with IPP Rider...................  $1,074.94   $1,047.23   $1,772.95   $3,688.88   $1,074.94   $1,801.53   $2,356.50   $4,004.19
with EBB Rider...................  $1,060.72   $1,002.09   $1,699.15   $3,549.21   $1,060.72   $1,759.81   $2,287.11   $3,869.30
with ADBR Rider..................  $1,065.46   $1,017.17   $1,723.82   $3,596.02   $1,065.46   $1,773.74   $2,310.30   $3,914.50
with IPP & EBB Riders............  $1,103.36   $1,137.94   $1,922.00   $3,974.63   $1,103.36   $1,885.37   $2,496.64   $4,280.16
with IPP & ADBR Riders...........  $1,108.10   $1,153.00   $1,946.64   $4,021.43   $1,108.10   $1,899.29   $2,519.81   $4,325.36
with EBB & ADBR Riders...........  $1,093.89   $1,107.87   $1,872.84   $3,881.74   $1,093.89   $1,857.58   $2,450.42   $4,190.46
with All Riders..................  $1,136.52   $1,243.70   $2,095.68   $4,307.16   $1,136.52   $1,983.13   $2,659.94   $4,601.32
FIDELITY(R) VIP
  EQUITY-INCOME--SERVICE CLASS 2
without any Riders...............  $1,022.80   $  880.93   $1,499.86   $3,166.00   $1,022.80   $1,647.81   $2,099.73   $3,499.19
with IPP Rider...................  $1,065.47   $1,017.19   $1,723.86   $3,596.12   $1,065.47   $1,773.76   $2,310.35   $3,914.61
with EBB Rider...................  $1,051.25   $  971.91   $1,649.67   $3,454.89   $1,051.25   $1,731.91   $2,240.58   $3,778.21
with ADBR Rider..................  $1,055.99   $  987.02   $1,674.46   $3,502.21   $1,055.99   $1,745.88   $2,263.90   $3,823.91
with IPP & EBB Riders............  $1,093.93   $1,108.19   $1,873.69   $3,885.03   $1,093.93   $1,857.87   $2,451.22   $4,193.64
with IPP & ADBR Riders...........  $1,098.67   $1,123.29   $1,898.47   $3,932.33   $1,098.67   $1,871.83   $2,474.52   $4,239.33
with EBB & ADBR Riders...........  $1,084.44   $1,078.01   $1,824.27   $3,791.10   $1,084.44   $1,829.97   $2,404.75   $4,102.93
with All Riders..................  $1,127.12   $1,214.28   $2,048.28   $4,221.22   $1,127.12   $1,955.94   $2,615.38   $4,518.35
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...............  $1,035.15   $  920.52   $1,565.15   $3,292.52   $1,035.15   $1,684.40   $2,161.12   $3,621.39
with IPP Rider...................  $1,077.77   $1,056.22   $1,787.64   $3,716.53   $1,077.77   $1,809.84   $2,370.31   $4,030.88
with EBB Rider...................  $1,063.56   $1,011.13   $1,713.95   $3,577.33   $1,063.56   $1,768.16   $2,301.03   $3,896.45
with ADBR Rider..................  $1,068.30   $1,026.18   $1,738.55   $3,623.94   $1,068.30   $1,782.07   $2,324.16   $3,941.47
with IPP & EBB Riders............  $1,106.19   $1,146.86   $1,936.45   $4,001.34   $1,106.19   $1,893.62   $2,510.22   $4,305.95
with IPP & ADBR Riders...........  $1,110.92   $1,161.90   $1,961.06   $4,047.98   $1,110.92   $1,907.52   $2,533.37   $4,351.00
with EBB & ADBR Riders...........  $1,096.71   $1,116.79   $1,887.35   $3,908.74   $1,096.71   $1,865.83   $2,464.06   $4,216.53
with All Riders..................  $1,139.34   $1,252.52   $2,109.86   $4,332.78   $1,139.34   $1,991.28   $2,673.27   $4,626.05
JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders...............  $1,020.89   $  874.83   $1,489.77   $3,146.39   $1,020.89   $1,642.17   $2,090.24   $3,480.25
with IPP Rider...................  $1,063.58   $1,011.19   $1,714.03   $3,577.47   $1,063.58   $1,768.21   $2,301.10   $3,896.59
with EBB Rider...................  $1,049.35   $  965.87   $1,639.75   $3,435.92   $1,049.35   $1,726.32   $2,231.26   $3,759.89
with ADBR Rider..................  $1,054.10   $  981.00   $1,664.57   $3,483.35   $1,054.10   $1,740.31   $2,254.60   $3,805.69
with IPP & EBB Riders............  $1,092.04   $1,102.23   $1,864.01   $3,866.99   $1,092.04   $1,852.36   $2,442.12   $4,176.22
with IPP & ADBR Riders...........  $1,096.78   $1,117.34   $1,888.81   $3,914.42   $1,096.78   $1,866.33   $2,465.44   $4,222.04
with EBB & ADBR Riders...........  $1,082.55   $1,072.04   $1,814.53   $3,772.87   $1,082.55   $1,824.46   $2,395.60   $4,085.32
with All Riders..................  $1,125.24   $1,208.38   $2,038.77   $4,203.92   $1,125.24   $1,950.48   $2,606.44   $4,501.64

                                                 EXPENSES IF YOU
                                                DO NOT SURRENDER
                                                   YOUR POLICY
---------------------------------  -------------------------------------------
       INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
---------------------------------  -------------------------------------------
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders...............  $315.14   $  963.01   $1,635.06   $3,426.95
with IPP Rider...................  $361.01   $1,098.15   $1,855.93   $3,844.47
with EBB Rider...................  $345.72   $1,053.24   $1,782.77   $3,707.39
with ADBR Rider..................  $350.82   $1,068.23   $1,807.21   $3,753.30
with IPP & EBB Riders............  $391.59   $1,188.38   $2,003.63   $4,124.90
with IPP & ADBR Riders...........  $396.68   $1,203.38   $2,028.08   $4,170.84
with EBB & ADBR Riders...........  $381.40   $1,158.47   $1,954.93   $4,033.74
with All Riders..................  $427.26   $1,293.60   $2,175.79   $4,451.27
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...............  $297.74   $  911.39   $1,550.13   $3,263.47
with IPP Rider...................  $343.68   $1,047.23   $1,772.95   $3,688.88
with EBB Rider...................  $328.37   $1,002.09   $1,699.15   $3,549.21
with ADBR Rider..................  $333.47   $1,017.17   $1,723.82   $3,596.02
with IPP & EBB Riders............  $374.31   $1,137.94   $1,922.00   $3,974.63
with IPP & ADBR Riders...........  $379.42   $1,153.00   $1,946.64   $4,021.43
with EBB & ADBR Riders...........  $364.10   $1,107.87   $1,872.84   $3,881.74
with All Riders..................  $410.05   $1,243.70   $2,095.68   $4,307.16
FIDELITY(R) VIP
  EQUITY-INCOME--SERVICE CLASS 2
without any Riders...............  $287.50   $  880.93   $1,499.86   $3,166.00
with IPP Rider...................  $333.49   $1,017.19   $1,723.86   $3,596.12
with EBB Rider...................  $318.16   $  971.91   $1,649.67   $3,454.89
with ADBR Rider..................  $323.27   $  987.02   $1,674.46   $3,502.21
with IPP & EBB Riders............  $364.15   $1,108.19   $1,873.69   $3,885.03
with IPP & ADBR Riders...........  $369.26   $1,123.29   $1,898.47   $3,932.33
with EBB & ADBR Riders...........  $353.93   $1,078.01   $1,824.27   $3,791.10
with All Riders..................  $399.92   $1,214.28   $2,048.28   $4,221.22
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...............  $300.81   $  920.52   $1,565.15   $3,292.52
with IPP Rider...................  $346.74   $1,056.22   $1,787.64   $3,716.53
with EBB Rider...................  $331.43   $1,011.13   $1,713.95   $3,577.33
with ADBR Rider..................  $336.53   $1,026.18   $1,738.55   $3,623.94
with IPP & EBB Riders............  $377.36   $1,146.86   $1,936.45   $4,001.34
with IPP & ADBR Riders...........  $382.46   $1,161.90   $1,961.06   $4,047.98
with EBB & ADBR Riders...........  $367.15   $1,116.79   $1,887.35   $3,908.74
with All Riders..................  $413.08   $1,252.52   $2,109.86   $4,332.78
JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders...............  $285.45   $  874.83   $1,489.77   $3,146.39
with IPP Rider...................  $331.45   $1,011.19   $1,714.03   $3,577.47
with EBB Rider...................  $316.11   $  965.87   $1,639.75   $3,435.92
with ADBR Rider..................  $321.22   $  981.00   $1,664.57   $3,483.35
with IPP & EBB Riders............  $362.11   $1,102.23   $1,864.01   $3,866.99
with IPP & ADBR Riders...........  $367.22   $1,117.34   $1,888.81   $3,914.42
with EBB & ADBR Riders...........  $351.89   $1,072.04   $1,814.53   $3,772.87
with All Riders..................  $397.89   $1,208.38   $2,038.77   $4,203.92

                                                  EXPENSES IF YOU                                 EXPENSES IF YOU
                                                    ANNUITIZED                                      SURRENDERED
                                                    YOUR POLICY                                     YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------------
       INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders...............  $1,027.54   $  896.16   $1,525.01   $3,214.85   $1,027.54   $1,661.90   $2,123.37   $3,546.37
with IPP Rider...................  $1,070.20   $1,032.22   $1,748.43   $3,642.62   $1,070.20   $1,787.65   $2,333.45   $3,959.51
with EBB Rider...................  $1,055.98   $  987.01   $1,674.44   $3,502.17   $1,055.98   $1,745.87   $2,263.88   $3,823.87
with ADBR Rider..................  $1,060.72   $1,002.10   $1,699.16   $3,549.22   $1,060.72   $1,759.81   $2,287.12   $3,869.31
with IPP & EBB Riders............  $1,098.64   $1,123.07   $1,897.86   $3,929.92   $1,098.64   $1,871.62   $2,473.94   $4,236.99
with IPP & ADBR Riders...........  $1,103.38   $1,138.15   $1,922.58   $3,976.99   $1,103.38   $1,885.57   $2,497.19   $4,282.45
with EBB & ADBR Riders...........  $1,089.16   $1,092.95   $1,848.57   $3,836.53   $1,089.16   $1,843.79   $2,427.61   $4,146.80
with All Riders..................  $1,131.82   $1,229.00   $2,072.01   $4,264.31   $1,131.82   $1,969.54   $2,637.69   $4,559.95
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders...............  $1,049.41   $  966.05   $1,640.04   $3,436.48   $1,049.41   $1,726.50   $2,231.53   $3,760.43
with IPP Rider...................  $1,091.97   $1,101.15   $1,860.80   $3,853.54   $1,091.97   $1,851.36   $2,439.09   $4,163.20
with EBB Rider...................  $1,077.78   $1,056.25   $1,787.68   $3,716.58   $1,077.78   $1,809.86   $2,370.35   $4,030.94
with ADBR Rider..................  $1,082.51   $1,071.24   $1,812.10   $3,762.49   $1,082.51   $1,823.71   $2,393.31   $4,075.27
with IPP & EBB Riders............  $1,120.34   $1,191.36   $2,008.44   $4,133.68   $1,120.34   $1,934.74   $2,577.91   $4,433.74
with IPP & ADBR Riders...........  $1,125.07   $1,206.33   $2,032.85   $4,179.55   $1,125.07   $1,948.58   $2,600.86   $4,478.03
with EBB & ADBR Riders...........  $1,110.88   $1,161.44   $1,959.74   $4,042.61   $1,110.88   $1,907.09   $2,532.12   $4,345.80
with All Riders..................  $1,153.44   $1,296.54   $2,180.49   $4,459.69   $1,153.44   $2,031.96   $2,739.67   $4,748.57
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders...............  $1,051.31   $  972.12   $1,650.00   $3,455.51   $1,051.31   $1,732.10   $2,240.89   $3,778.81
with IPP Rider...................  $1,093.86   $1,107.13   $1,870.52   $3,871.66   $1,093.86   $1,856.90   $2,448.24   $4,180.69
with EBB Rider...................  $1,079.68   $1,062.26   $1,797.48   $3,735.03   $1,079.68   $1,815.42   $2,379.56   $4,048.75
with ADBR Rider..................  $1,084.41   $1,077.23   $1,821.88   $3,780.80   $1,084.41   $1,829.26   $2,402.50   $4,092.95
with IPP & EBB Riders............  $1,122.23   $1,197.28   $2,018.01   $4,151.17   $1,122.23   $1,940.22   $2,586.90   $4,450.62
with IPP & ADBR Riders...........  $1,126.96   $1,212.24   $2,042.39   $4,196.94   $1,126.96   $1,954.05   $2,609.83   $4,494.82
with EBB & ADBR Riders...........  $1,112.77   $1,167.38   $1,969.36   $4,060.32   $1,112.77   $1,912.58   $2,541.16   $4,362.89
with All Riders..................  $1,155.32   $1,302.39   $2,189.88   $4,476.46   $1,155.32   $2,037.37   $2,748.50   $4,764.76
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...............  $1,052.26   $  975.14   $1,654.96   $3,465.02   $1,052.26   $1,734.89   $2,245.56   $3,787.99
with IPP Rider...................  $1,094.80   $1,110.10   $1,875.36   $3,880.69   $1,094.80   $1,859.64   $2,452.78   $4,189.41
with EBB Rider...................  $1,080.62   $1,065.26   $1,802.37   $3,744.21   $1,080.62   $1,818.19   $2,384.16   $4,057.62
with ADBR Rider..................  $1,085.35   $1,080.23   $1,826.75   $3,789.93   $1,085.35   $1,832.02   $2,407.08   $4,101.77
with IPP & EBB Riders............  $1,123.17   $1,200.23   $2,022.77   $4,159.91   $1,123.17   $1,942.94   $2,591.38   $4,459.06
with IPP & ADBR Riders...........  $1,127.89   $1,215.20   $2,047.16   $4,205.63   $1,127.89   $1,956.78   $2,614.31   $4,503.21
with EBB & ADBR Riders...........  $1,113.71   $1,170.34   $1,974.15   $4,069.13   $1,113.71   $1,915.32   $2,545.67   $4,371.40
with All Riders..................  $1,156.26   $1,305.32   $2,194.56   $4,484.84   $1,156.26   $2,040.07   $2,752.90   $4,772.85
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...............  $1,055.11   $  984.24   $1,669.88   $3,493.47   $1,055.11   $1,743.30   $2,259.59   $3,815.46
with IPP Rider...................  $1,097.65   $1,119.07   $1,889.93   $3,907.77   $1,097.65   $1,867.93   $2,466.48   $4,215.56
with EBB Rider...................  $1,083.47   $1,074.26   $1,817.04   $3,771.75   $1,083.47   $1,826.51   $2,397.95   $4,084.21
with ADBR Rider..................  $1,088.19   $1,089.22   $1,841.38   $3,817.31   $1,088.19   $1,840.33   $2,420.84   $4,128.21
with IPP & EBB Riders............  $1,126.00   $1,209.11   $2,037.10   $4,186.06   $1,126.00   $1,951.15   $2,604.85   $4,484.31
with IPP & ADBR Riders...........  $1,130.73   $1,224.06   $2,061.45   $4,231.64   $1,130.73   $1,964.97   $2,627.74   $4,528.33
with EBB & ADBR Riders...........  $1,116.55   $1,179.25   $1,988.56   $4,095.59   $1,116.55   $1,923.55   $2,559.21   $4,396.95
with All Riders..................  $1,159.08   $1,314.10   $2,208.61   $4,509.90   $1,159.08   $2,048.19   $2,766.10   $4,797.05

                                                 EXPENSES IF YOU
                                                DO NOT SURRENDER
                                                   YOUR POLICY
---------------------------------  -------------------------------------------
       INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
---------------------------------  -------------------------------------------
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders...............  $292.61   $  896.16   $1,525.01   $3,214.85
with IPP Rider...................  $338.58   $1,032.22   $1,748.43   $3,642.62
with EBB Rider...................  $323.26   $  987.01   $1,674.44   $3,502.17
with ADBR Rider..................  $328.36   $1,002.10   $1,699.16   $3,549.22
with IPP & EBB Riders............  $369.22   $1,123.07   $1,897.86   $3,929.92
with IPP & ADBR Riders...........  $374.33   $1,138.15   $1,922.58   $3,976.99
with EBB & ADBR Riders...........  $359.01   $1,092.95   $1,848.57   $3,836.53
with All Riders..................  $404.98   $1,229.00   $2,072.01   $4,264.31
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders...............  $316.17   $  966.05   $1,640.04   $3,436.48
with IPP Rider...................  $362.04   $1,101.15   $1,860.80   $3,853.54
with EBB Rider...................  $346.75   $1,056.25   $1,787.68   $3,716.58
with ADBR Rider..................  $351.84   $1,071.24   $1,812.10   $3,762.49
with IPP & EBB Riders............  $392.61   $1,191.36   $2,008.44   $4,133.68
with IPP & ADBR Riders...........  $397.71   $1,206.33   $2,032.85   $4,179.55
with EBB & ADBR Riders...........  $382.42   $1,161.44   $1,959.74   $4,042.61
with All Riders..................  $428.28   $1,296.54   $2,180.49   $4,459.69
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders...............  $318.22   $  972.12   $1,650.00   $3,455.51
with IPP Rider...................  $364.07   $1,107.13   $1,870.52   $3,871.66
with EBB Rider...................  $348.79   $1,062.26   $1,797.48   $3,735.03
with ADBR Rider..................  $353.89   $1,077.23   $1,821.88   $3,780.80
with IPP & EBB Riders............  $394.64   $1,197.28   $2,018.01   $4,151.17
with IPP & ADBR Riders...........  $399.74   $1,212.24   $2,042.39   $4,196.94
with EBB & ADBR Riders...........  $384.45   $1,167.38   $1,969.36   $4,060.32
with All Riders..................  $430.31   $1,302.39   $2,189.88   $4,476.46
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...............  $319.24   $  975.14   $1,654.96   $3,465.02
with IPP Rider...................  $365.09   $1,110.10   $1,875.36   $3,880.69
with EBB Rider...................  $349.81   $1,065.26   $1,802.37   $3,744.21
with ADBR Rider..................  $354.90   $1,080.23   $1,826.75   $3,789.93
with IPP & EBB Riders............  $395.65   $1,200.23   $2,022.77   $4,159.91
with IPP & ADBR Riders...........  $400.75   $1,215.20   $2,047.16   $4,205.63
with EBB & ADBR Riders...........  $385.47   $1,170.34   $1,974.15   $4,069.13
with All Riders..................  $431.31   $1,305.32   $2,194.56   $4,484.84
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...............  $322.32   $  984.24   $1,669.88   $3,493.47
with IPP Rider...................  $368.15   $1,119.07   $1,889.93   $3,907.77
with EBB Rider...................  $352.87   $1,074.26   $1,817.04   $3,771.75
with ADBR Rider..................  $357.97   $1,089.22   $1,841.38   $3,817.31
with IPP & EBB Riders............  $398.71   $1,209.11   $2,037.10   $4,186.06
with IPP & ADBR Riders...........  $403.80   $1,224.06   $2,061.45   $4,231.64
with EBB & ADBR Riders...........  $388.52   $1,179.25   $1,988.56   $4,095.59
with All Riders..................  $434.36   $1,314.10   $2,208.61   $4,509.90

                                                  EXPENSES IF YOU                                 EXPENSES IF YOU
                                                    ANNUITIZED                                      SURRENDERED
                                                    YOUR POLICY                                     YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------------
       INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
--------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
without any Riders...............  $1,071.27   $1,035.60   $1,753.96   $3,653.05   $1,071.27   $1,790.77   $2,338.65   $3,969.58
with IPP Rider...................  $1,113.73   $1,169.74   $1,972.06   $4,059.65   $1,113.73   $1,914.76   $2,543.70   $4,362.21
with EBB Rider...................  $1,099.57   $1,125.17   $1,899.83   $3,926.15   $1,099.57   $1,873.57   $2,475.79   $4,233.31
with ADBR Rider..................  $1,104.29   $1,140.03   $1,923.95   $3,970.88   $1,104.29   $1,887.30   $2,498.47   $4,276.49
with IPP & EBB Riders............  $1,142.03   $1,259.30   $2,117.92   $4,332.75   $1,142.03   $1,997.54   $2,680.83   $4,625.94
with IPP & ADBR Riders...........  $1,146.75   $1,274.17   $2,142.04   $4,377.47   $1,146.75   $2,011.29   $2,703.51   $4,669.12
with EBB & ADBR Riders...........  $1,132.60   $1,229.61   $2,069.81   $4,243.98   $1,132.60   $1,970.10   $2,635.60   $4,540.22
with All Riders..................  $1,175.06   $1,363.75   $2,287.92   $4,650.60   $1,175.06   $2,094.08   $2,840.67   $4,932.87
ROYCE SMALL-CAP PORTFOLIO
without any Riders...............  $1,052.26   $  975.14   $1,654.96   $3,465.02   $1,052.26   $1,734.89   $2,245.56   $3,787.99
with IPP Rider...................  $1,094.80   $1,110.10   $1,875.36   $3,880.69   $1,094.80   $1,859.64   $2,452.78   $4,189.41
with EBB Rider...................  $1,080.62   $1,065.26   $1,802.37   $3,744.21   $1,080.62   $1,818.19   $2,384.16   $4,057.62
with ADBR Rider..................  $1,085.35   $1,080.23   $1,826.75   $3,789.93   $1,085.35   $1,832.02   $2,407.08   $4,101.77
with IPP & EBB Riders............  $1,123.17   $1,200.23   $2,022.77   $4,159.91   $1,123.17   $1,942.94   $2,591.38   $4,459.06
with IPP & ADBR Riders...........  $1,127.89   $1,215.20   $2,047.16   $4,205.63   $1,127.89   $1,956.78   $2,614.31   $4,503.21
with EBB & ADBR Riders...........  $1,113.71   $1,170.34   $1,974.15   $4,069.13   $1,113.71   $1,915.32   $2,545.67   $4,371.40
with All Riders..................  $1,156.26   $1,305.32   $2,194.56   $4,484.84   $1,156.26   $2,040.07   $2,752.90   $4,772.85
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO-II
without any Riders...............  $1,048.45   $  963.01   $1,635.06   $3,426.95   $1,048.45   $1,723.68   $2,226.85   $3,751.22
with IPP Rider...................  $1,091.02   $1,098.15   $1,855.93   $3,844.47   $1,091.02   $1,848.59   $2,434.52   $4,154.43
with EBB Rider...................  $1,076.83   $1,053.24   $1,782.77   $3,707.39   $1,076.83   $1,807.09   $2,365.73   $4,022.06
with ADBR Rider..................  $1,081.56   $1,068.23   $1,807.21   $3,753.30   $1,081.56   $1,820.94   $2,388.71   $4,066.39
with IPP & EBB Riders............  $1,119.39   $1,188.38   $2,003.63   $4,124.90   $1,119.39   $1,931.99   $2,573.39   $4,425.25
with IPP & ADBR Riders...........  $1,124.12   $1,203.38   $2,028.08   $4,170.84   $1,124.12   $1,945.85   $2,596.38   $4,469.62
with EBB & ADBR Riders...........  $1,109.94   $1,158.47   $1,954.93   $4,033.74   $1,109.94   $1,904.34   $2,527.60   $4,337.23
with All Riders..................  $1,152.50   $1,293.60   $2,175.79   $4,451.27   $1,152.50   $2,029.25   $2,735.25   $4,740.45
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...............  $1,057.96   $  993.30   $1,684.75   $3,521.83   $1,057.96   $1,751.68   $2,273.57   $3,842.85
with IPP Rider...................  $1,100.48   $1,128.02   $1,904.47   $3,934.78   $1,100.48   $1,876.20   $2,480.15   $4,241.64
with EBB Rider...................  $1,086.31   $1,083.26   $1,831.69   $3,799.17   $1,086.31   $1,834.83   $2,411.72   $4,110.69
with ADBR Rider..................  $1,091.03   $1,098.20   $1,856.00   $3,844.60   $1,091.03   $1,848.63   $2,434.58   $4,154.56
with IPP & EBB Riders............  $1,128.83   $1,217.98   $2,051.41   $4,212.14   $1,128.83   $1,959.35   $2,618.30   $4,509.49
with IPP & ADBR Riders...........  $1,133.55   $1,232.92   $2,075.71   $4,257.54   $1,133.55   $1,973.16   $2,641.15   $4,553.33
with EBB & ADBR Riders...........  $1,119.38   $1,188.15   $2,002.94   $4,121.96   $1,119.38   $1,931.78   $2,572.73   $4,422.41
with All Riders..................  $1,161.90   $1,322.87   $2,222.66   $4,534.91   $1,161.90   $2,056.30   $2,779.31   $4,821.19
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders...............  $1,139.70   $1,251.17   $2,103.43   $4,299.46   $1,139.70   $1,990.02   $2,667.20   $4,593.76
with IPP Rider...................  $1,181.85   $1,382.35   $2,313.42   $4,674.76   $1,181.85   $2,111.26   $2,864.61   $4,956.07
with EBB Rider...................  $1,167.80   $1,338.76   $2,243.87   $4,551.55   $1,167.80   $2,070.98   $2,799.22   $4,837.12
with ADBR Rider..................  $1,172.49   $1,353.31   $2,267.11   $4,592.84   $1,172.49   $2,084.43   $2,821.07   $4,876.99
with IPP & EBB Riders............  $1,209.96   $1,469.94   $2,453.84   $4,926.84   $1,209.96   $2,192.22   $2,996.62   $5,199.43
with IPP & ADBR Riders...........  $1,214.64   $1,484.48   $2,477.06   $4,968.11   $1,214.64   $2,205.66   $3,018.45   $5,239.27
with EBB & ADBR Riders...........  $1,200.59   $1,440.89   $2,407.52   $4,844.89   $1,200.59   $2,165.37   $2,953.07   $5,120.32
with All Riders..................  $1,242.74   $1,572.07   $2,617.49   $5,220.19   $1,242.74   $2,286.61   $3,150.47   $5,482.63

                                                 EXPENSES IF YOU
                                                DO NOT SURRENDER
                                                   YOUR POLICY
---------------------------------  -------------------------------------------
       INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
---------------------------------  -------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
without any Riders...............  $339.73   $1,035.60   $1,753.96   $3,653.05
with IPP Rider...................  $385.48   $1,169.74   $1,972.06   $4,059.65
with EBB Rider...................  $370.23   $1,125.17   $1,899.83   $3,926.15
with ADBR Rider..................  $375.31   $1,140.03   $1,923.95   $3,970.88
with IPP & EBB Riders............  $415.99   $1,259.30   $2,117.92   $4,332.75
with IPP & ADBR Riders...........  $421.07   $1,274.17   $2,142.04   $4,377.47
with EBB & ADBR Riders...........  $405.82   $1,229.61   $2,069.81   $4,243.98
with All Riders..................  $451.57   $1,363.75   $2,287.92   $4,650.60
ROYCE SMALL-CAP PORTFOLIO
without any Riders...............  $319.24   $  975.14   $1,654.96   $3,465.02
with IPP Rider...................  $365.09   $1,110.10   $1,875.36   $3,880.69
with EBB Rider...................  $349.81   $1,065.26   $1,802.37   $3,744.21
with ADBR Rider..................  $354.90   $1,080.23   $1,826.75   $3,789.93
with IPP & EBB Riders............  $395.65   $1,200.23   $2,022.77   $4,159.91
with IPP & ADBR Riders...........  $400.75   $1,215.20   $2,047.16   $4,205.63
with EBB & ADBR Riders...........  $385.47   $1,170.34   $1,974.15   $4,069.13
with All Riders..................  $431.31   $1,305.32   $2,194.56   $4,484.84
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO-II
without any Riders...............  $315.14   $  963.01   $1,635.06   $3,426.95
with IPP Rider...................  $361.01   $1,098.15   $1,855.93   $3,844.47
with EBB Rider...................  $345.72   $1,053.24   $1,782.77   $3,707.39
with ADBR Rider..................  $350.82   $1,068.23   $1,807.21   $3,753.30
with IPP & EBB Riders............  $391.59   $1,188.38   $2,003.63   $4,124.90
with IPP & ADBR Riders...........  $396.68   $1,203.38   $2,028.08   $4,170.84
with EBB & ADBR Riders...........  $381.40   $1,158.47   $1,954.93   $4,033.74
with All Riders..................  $427.26   $1,293.60   $2,175.79   $4,451.27
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...............  $325.39   $  993.30   $1,684.75   $3,521.83
with IPP Rider...................  $371.21   $1,128.02   $1,904.47   $3,934.78
with EBB Rider...................  $355.93   $1,083.26   $1,831.69   $3,799.17
with ADBR Rider..................  $361.02   $1,098.20   $1,856.00   $3,844.60
with IPP & EBB Riders............  $401.75   $1,217.98   $2,051.41   $4,212.14
with IPP & ADBR Riders...........  $406.84   $1,232.92   $2,075.71   $4,257.54
with EBB & ADBR Riders...........  $391.57   $1,188.15   $2,002.94   $4,121.96
with All Riders..................  $437.39   $1,322.87   $2,222.66   $4,534.91
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders...............  $413.47   $1,251.17   $2,103.43   $4,299.46
with IPP Rider...................  $458.89   $1,382.35   $2,313.42   $4,674.76
with EBB Rider...................  $443.75   $1,338.76   $2,243.87   $4,551.55
with ADBR Rider..................  $448.80   $1,353.31   $2,267.11   $4,592.84
with IPP & EBB Riders............  $489.18   $1,469.94   $2,453.84   $4,926.84
with IPP & ADBR Riders...........  $494.22   $1,484.48   $2,477.06   $4,968.11
with EBB & ADBR Riders...........  $479.08   $1,440.89   $2,407.52   $4,844.89
with All Riders..................  $524.51   $1,572.07   $2,617.49   $5,220.19

                                                  EXPENSES IF YOU                                 EXPENSES IF YOU
                                                    ANNUITIZED                                      SURRENDERED
                                                    YOUR POLICY                                     YOUR POLICY
--------------------------------------------------------------------------------------------------------------------------------
       INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
--------------------------------------------------------------------------------------------------------------------------------
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders...............  $1,111.19   $1,161.75   $1,959.13   $4,035.85   $1,111.19   $1,907.37   $2,531.54   $4,339.23
with IPP Rider...................  $1,153.47   $1,294.15   $2,172.46   $4,423.91   $1,153.47   $2,029.75   $2,732.09   $4,713.90
with EBB Rider...................  $1,139.37   $1,250.16   $2,101.80   $4,296.50   $1,139.37   $1,989.09   $2,665.67   $4,590.89
with ADBR Rider..................  $1,144.07   $1,264.83   $2,125.39   $4,339.18   $1,144.07   $2,002.65   $2,687.85   $4,632.10
with IPP & EBB Riders............  $1,181.66   $1,382.56   $2,315.13   $4,684.59   $1,181.66   $2,111.46   $2,866.23   $4,965.60
with IPP & ADBR Riders...........  $1,186.35   $1,397.23   $2,338.73   $4,727.27   $1,186.35   $2,125.02   $2,888.41   $5,006.80
with EBB & ADBR Riders...........  $1,172.26   $1,353.24   $2,268.07   $4,599.83   $1,172.26   $2,084.36   $2,821.99   $4,883.77
with All Riders..................  $1,214.54   $1,485.64   $2,481.40   $4,987.92   $1,214.54   $2,206.74   $3,022.54   $5,258.47

                                                 EXPENSES IF YOU
                                                DO NOT SURRENDER
                                                   YOUR POLICY
---------------------------------  -------------------------------------------
       INVESTMENT DIVISION          1 YR       3 YR        5 YR        10 YR
---------------------------------  -------------------------------------------
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders...............  $382.74   $1,161.75   $1,959.13   $4,035.85
with IPP Rider...................  $428.31   $1,294.15   $2,172.46   $4,423.91
with EBB Rider...................  $413.12   $1,250.16   $2,101.80   $4,296.50
with ADBR Rider..................  $418.18   $1,264.83   $2,125.39   $4,339.18
with IPP & EBB Riders............  $458.68   $1,382.56   $2,315.13   $4,684.59
with IPP & ADBR Riders...........  $463.74   $1,397.23   $2,338.73   $4,727.27
with EBB & ADBR Riders...........  $448.56   $1,353.24   $2,268.07   $4,599.83
with All Riders..................  $494.12   $1,485.64   $2,481.40   $4,987.92

 QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY?


     The LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. We will apply a Credit to premiums paid in a percentage amount according to the Credit Rate schedule then in effect. The Credit Rate schedule may be changed. (See "CREDIT.") You may allocate premium payments to 40 Investment Divisions of the Separate Account, as well as the Fixed Account, and/or the DCA Advantage Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Account. The policy offers several optional riders which provide benefits at an additional charge. The LifeStages(R) Premium Plus Elite Variable Annuity policy differs from many others in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments made under the policy (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions), rather than as a percentage of Separate Account assets. This means that the dollar amount of your Mortality and Expense Risk and Administrative Costs Charge will remain relatively stable, regardless of market performance. This charge will only be affected by additional premium payments (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions) or withdrawals in excess of the gain from the Investment Divisions and/or the DCA Advantage Account. (See "CHARGES AND DEDUCTIONS")


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT


             The Separate Account currently consists of 40 Investment Divisions. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (ii) FIXED ACCOUNT


             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.



     b) You can also allocate your premium payment to the 6-month DCA Advantage Account. NYLIAC will credit interest to amounts held in the DCA Advantage Account at rates We have set in advance. The DCA Advantage allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Account into the Investment Divisions. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Account.")


3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?


     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions at least 30 days before the Annuity Commencement Date. Generally, you can transfer a minimum amount of $25, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. However, We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")


     You can make transfers to the Investment Divisions from the Fixed Account and the DCA Advantage Account, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Account.") In addition, you can request transfers through the traditional Dollar Cost Averaging or Automatic Asset Reallocation options described in this Prospectus.


     TRANSFERS FROM THE INVESTMENT DIVISIONS OR THE DCA ADVANTAGE ACCOUNT OR THROUGH THE TRADITIONAL DOLLAR COST AVERAGING OPTION INTO THE FIXED ACCOUNT ARE NOT PERMITTED.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?


     Before the date We start making Income Payments to you, We will impose a Mortality and Expense Risk and Administrative Costs charge equal, on an annual basis, to 1.90% of your Adjusted Premium Payments. The charge will be deducted from the Investment Divisions through a reduction in Accumulation Units each policy quarter. A pro-rata portion of the charge will be deducted upon the payment of death proceeds and on the date the policy is surrendered. In addition, We will deduct a policy service charge of $30 on each Policy Anniversary and upon the surrender of the policy if on that date the Accumulation Value is below $100,000. (See "CHARGES AND DEDUCTIONS.")


     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of the partial withdrawal or full surrender during the first 10 Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

PAYMENT YEAR                                                  SURRENDER CHARGE
------------                                                  ----------------
1...........................................................         8%
2...........................................................         8%
3...........................................................         8%
4...........................................................         7%
5...........................................................         6%
6...........................................................         5%
7...........................................................         4%
8...........................................................         3%
9...........................................................         3%
10..........................................................         3%
11+.........................................................         0%


     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).


     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your Registered Representative to determine the percentages We are currently charging before you select this rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at that time.



     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult with your Registered Representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.


     If you select the Annual Death Benefit Reset Rider ("ADBR") (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the amount that is reset on the last policy anniversary. This charge will be deducted from each Investment Division, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the amount that is reset on the last policy anniversary, applied on a quarterly basis. You should consult with your Registered Representative to determine the percentage We are currently charging before you select this rider. We may set a lower charge at Our sole discretion.


     As of the date of this Prospectus, the charges are as follows:

AGE OF OLDEST
OWNER OR ANNUITANT                                                 ANNUAL CHARGE
------------------                                                 -------------
65 or younger.............................................  0.30% (0.075% per quarter)
66 to 75 inclusive........................................  0.35% (0.0875% per quarter)

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies, or such lower amount as We may permit at any time. Premium payments may be sent to NYLIAC at the address listed in Question 15 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We will accept is $1,500,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.



     In some states, NYLIAC is offering an individual single premium version of the LifeStages(R) Premium Plus Elite Variable Annuity policies. Please be aware that this product may not be approved for sale in all of these jurisdictions at the current time. Please check with your Registered Representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies. The maximum premium payment We will accept is $1,500,000, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Plan Account you have selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. We will apply the Credit on your premium payment to the Allocation Alternatives and the DCA Advantage Plan Account at the same time that We allocate your premium payment.



     You may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Investment Division, Fixed Account and DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Investment Division, Fixed Account and DCA Advantage Plan Account is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and/or the DCA Advantage Plan Account and the number of Investment Divisions to which you allocate your Accumulation Value. Acceptance of initial and additional premium payments are subject to Our suitability standards.


7. MAY NYLIAC TERMINATE MY POLICY?


     If the Accumulation Value of your policy is less than $2,000 or is insufficient to cover the annual Policy Service Charge, the Mortality & Expense Risk and Administrative Costs Charge, and optional rider charges, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.


8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?


     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")


9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?


     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.


10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     If you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greater of:



        (a) the Accumulation Value, less Credits applied within 12 months immediately preceding death (unless prohibited by state law) less any Mortality and Expense Risk Charge and Administrative Costs Charge or pro-rata portion thereof, or



        (b) the sum of all premium payments made, less any partial withdrawals and surrender charges previously imposed on those partial withdrawals, less any rider charges applied since the Policy Date.


     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, and SEP policies; only Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.


12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?


     You can cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will return the Accumulation Value less credits on the date We receive the policy. We will set forth the provision in your Policy.


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

15. HOW DO I CONTACT NYLIAC?


                          GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS
                          --------------------------------------  ----------------------------------
REGULAR MAIL              NYLIAC Variable Products Service        NYLIAC
                          Center                                  75 Remittance Drive
                          Madison Square Station                  Suite 3021
                          P.O. Box 922                            Chicago, IL 60675-3021
                          New York, NY 10159

EXPRESS MAIL              NYLIAC Variable Products Service        NYLIAC, Suite 3021
                          Center                                  c/o The Northern Trust Bank
                          51 Madison Avenue                       350 North Orleans Street
                          Room 651                                Receipt & Dispatch, 8th Floor
                          New York, NY 10010                      Chicago, IL 60654

CUSTOMER SERVICE          (800) 598-2019
AND UNIT VALUES



     You may send service requests to Us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact Us through the Internet at Our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See "Virtual Service Center and Interactive Voice Response System.") Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.


                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 (including the report of independent auditors), and the Separate Account statement of assets and liabilities as of December 31, 2004, and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in the Financial Statements (including the report of independent auditors) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. The policies were first offered on November 15, 2004. Values and units shown are for full year periods beginning January 1, except where indicated.


                                                                             MAINSTAY VP
                                             MAINSTAY VP     MAINSTAY VP       CAPITAL                           MAINSTAY VP
                                            BASIC VALUE--      BOND--       APPRECIATION--   MAINSTAY VP CASH   COMMON STOCK--
                                            SERVICE CLASS   SERVICE CLASS   SERVICE CLASS       MANAGEMENT      SERVICE CLASS
                                            -------------   -------------   --------------   ----------------   --------------
                                                2004            2004             2004              2004              2004
                                            -------------   -------------   --------------   ----------------   --------------
Accumulation Unit value
 (beginning of period)....................     $10.69          $10.14           $11.06             $1.00            $11.15
Accumulation Unit value
 (end of period)..........................     $11.87          $10.53           $11.49             $1.01            $12.34
Number of units outstanding
 (in 000s) (end of period)................        215             678              411             4,474               192


                                             MAINSTAY VP
                                            CONVERTIBLE--
                                            SERVICE CLASS
                                            -------------
                                                2004
                                            -------------
Accumulation Unit value
 (beginning of period)....................     $10.87
Accumulation Unit value
 (end of period)..........................     $11.50
Number of units outstanding
 (in 000s) (end of period)................        704


                                             MAINSTAY VP                                      MAINSTAY VP       MAINSTAY VP
                                             DEVELOPING      MAINSTAY VP     MAINSTAY VP       HIGH YIELD        INCOME &
                                              GROWTH--      GOVERNMENT--      GROWTH--      CORPORATE BOND--     GROWTH--
                                            SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
                                            -------------   -------------   -------------   ----------------   -------------
                                                2004            2004            2004              2004             2004
                                            -------------   -------------   -------------   ----------------   -------------
Accumulation Unit value
 (beginning of period)....................     $10.83          $10.08          $10.52            $10.74           $10.73
Accumulation Unit value
 (end of period)..........................     $11.44          $10.39          $10.25            $12.08           $12.06
Number of units outstanding
 (in 000s) (end of period)................        229             408             188             1,783              158

                                             MAINSTAY VP
                                            INTERNATIONAL
                                              EQUITY--
                                            SERVICE CLASS
                                            -------------
                                                2004
                                            -------------
Accumulation Unit value
 (beginning of period)....................     $11.39
Accumulation Unit value
 (end of period)..........................     $13.33
Number of units outstanding
 (in 000s) (end of period)................        486


                                                                                                   MAINSTAY VP     MAINSTAY VP
                                             MAINSTAY VP       MAINSTAY VP      MAINSTAY VP MID      S&P 500        SMALL CAP
                                            MID CAP CORE--   MID CAP GROWTH--     CAP VALUE--        INDEX--        GROWTH--
                                            SERVICE CLASS     SERVICE CLASS      SERVICE CLASS    SERVICE CLASS   SERVICE CLASS
                                            --------------   ----------------   ---------------   -------------   -------------
                                                 2004              2004              2004             2004            2004
                                            --------------   ----------------   ---------------   -------------   -------------
Accumulation Unit value
 (beginning of period)....................      $10.72            $11.38            $11.31           $11.08          $11.55
Accumulation Unit value
 (end of period)..........................      $13.06            $13.92            $13.26           $12.21          $12.61
Number of units outstanding
 (in 000s) (end of period)................         380               621               610            1,180             519


                                            MAINSTAY VP TOTAL
                                                RETURN--
                                              SERVICE CLASS
                                            -----------------
                                                  2004
                                            -----------------
Accumulation Unit value
 (beginning of period)....................       $10.67
Accumulation Unit value
 (end of period)..........................       $11.32
Number of units outstanding
 (in 000s) (end of period)................          311


                                                             ALGER AMERICAN                      COLONIAL SMALL       DREYFUS IP
                                             MAINSTAY VP         SMALL                           CAP VALUE FUND,      TECHNOLOGY
                                               VALUE--      CAPITALIZATION--   CALVERT SOCIAL   VARIABLE SERIES--      GROWTH--
                                            SERVICE CLASS    CLASS S SHARES       BALANCED           CLASS B        SERVICE SHARES
                                            -------------   ----------------   --------------   -----------------   --------------
                                                2004              2004              2004             2004(A)             2004
                                            -------------   ----------------   --------------   -----------------   --------------
Accumulation Unit value
 (beginning of period)....................     $11.33            $11.14            $10.34            $10.00             $11.18
Accumulation Unit value
 (end of period)..........................     $12.57            $12.95            $11.19            $10.27             $11.21
Number of units outstanding
 (in 000s) (end of period)................        445               265                84                20                293


                                            FIDELITY(R) VIP
                                            CONTRAFUND(R)--
                                            SERVICE CLASS 2
                                            ---------------
                                                 2004
                                            ---------------
Accumulation Unit value
 (beginning of period)....................      $11.08
Accumulation Unit value
 (end of period)..........................      $12.76
Number of units outstanding
 (in 000s) (end of period)................         782


                                            FIDELITY(R) VIP                                           JANUS ASPEN
                                                EQUITY-         FIDELITY(R)        JANUS ASPEN      SERIES WORLDWIDE
                                               INCOME--        VIP MID CAP--    SERIES BALANCED--       GROWTH--
                                            SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES      SERVICE SHARES
                                            ---------------   ---------------   -----------------   ----------------
                                                 2004              2004               2004                2004
                                            ---------------   ---------------   -----------------   ----------------
Accumulation Unit value
 (beginning of period)....................      $10.87            $11.59             $10.64              $10.72
Accumulation Unit value
 (end of period)..........................      $12.09            $14.45             $11.52              $11.20
Number of units outstanding
 (in 000s) (end of period)................         547               450                420                 187

                                                MFS(R)            MFS(R)
                                            INVESTORS TRUST      RESEARCH
                                               SERIES--          SERIES--
                                             SERVICE CLASS    SERVICE CLASS
                                            ---------------   --------------
                                                 2004              2004
                                            ---------------   --------------
Accumulation Unit value
 (beginning of period)....................      $10.61            $10.61
Accumulation Unit value
 (end of period)..........................      $11.79            $12.27
Number of units outstanding
 (in 000s) (end of period)................          49                52


---------------

(a) For the period November 15, 2004 (commencement of operations) through December 31, 2004

                                                  MFS(R)         NEUBERGER BERMAN   T. ROWE PRICE      VAN ECK
                                            UTILITIES SERIES--     AMT MID-CAP      EQUITY INCOME   WORLDWIDE HARD
                                              SERVICE CLASS      GROWTH-- CLASS S   PORTFOLIO-II        ASSETS
                                            ------------------   ----------------   -------------   --------------
                                                 2004(B)             2004(B)            2004             2004
                                            ------------------   ----------------   -------------   --------------
Accumulation Unit value
 (beginning of period)....................        $10.00              $10.00           $11.24           $11.38
Accumulation Unit value
 (end of period)..........................        $13.14              $11.84           $12.88           $14.11
Number of units outstanding
 (in 000s) (end of period)................           163                  44              814              162

                                             VAN KAMPEN UIF         VICTORY VIF
                                            EMERGING MARKETS    DIVERSIFIED STOCK--
                                            EQUITY-- CLASS II     CLASS A SHARES
                                            -----------------   -------------------
                                                  2004                2004(B)
                                            -----------------   -------------------
Accumulation Unit value
 (beginning of period)....................       $11.77               $10.00
Accumulation Unit value
 (end of period)..........................       $14.48               $11.17
Number of units outstanding
 (in 000s) (end of period)................          173                   72


---------------

(b) For the period May 1, 2004 (commencement of operations) through December 31, 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $65.8 billion at the end of 2004. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.


     THE SEPARATE ACCOUNT

     The Separate Account was established on June 10, 2003, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.


     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the DCA Account and any other separate account of NYLIAC.



     The Separate Account currently has 40 Investment Divisions that are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS


     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.


     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.



     The Funds and Eligible Portfolios offered though this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.



     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.



     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:




---------------------------------------------------------------------------------------------------------------------
             FUND                      INVESTMENT ADVISERS                        ELIGIBLE PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment         MainStay VP Balanced;
                                 Management LLC                   MainStay VP Bond;
                                 Subadviser: MacKay Shields LLC   MainStay VP Capital Appreciation;
                                 ("MacKay")                       MainStay VP Cash Management;
                                                                  MainStay VP Common Stock;
                                                                  MainStay VP Convertible;
                                                                  MainStay VP Floating Rate;
                                                                  MainStay VP Government;
                                                                  MainStay VP High Yield Corporate Bond;
                                                                  MainStay VP International Equity;
                                                                  MainStay VP Mid Cap Core;
                                                                  MainStay VP Mid Cap Growth;
                                                                  MainStay VP Mid Cap Value;
                                                                  MainStay VP S&P 500 Index;
                                                                  MainStay VP Small Cap Growth;
                                                                  MainStay VP Total Return;
                                                                  MainStay VP Value

                                 Subadviser: American Century     MainStay VP Income & Growth
                                 Investment Management, Inc.

                                 Subadviser: The Dreyfus          MainStay VP Basic Value
                                 Corporation

                                 Subadviser: Eagle Asset          MainStay VP Growth
                                 Management, Inc.

                                 Subadviser: Lord Abbett &        MainStay VP Developing Growth
                                 Company LLC

---------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.      Alger American Small Capitalization

---------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.    Calvert Asset Management         Calvert Social Balanced
                                 Advisor Inc.
                                 Subadviser: New Amsterdam
                                 Partners LLC SSgA Funds
                                 Management, Inc.

---------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment      Columbia Management Advisors     Colonial Small Cap Value Fund, Variable Series
Trust                            Inc.

---------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation          Dreyfus IP Technology Growth

---------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
             FUND                      INVESTMENT ADVISERS                       ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management and
Products Fund                    Research Company
                                 Subadviser: Fidelity Management  Fidelity(R) VIP Contrafund(R)
                                 & Research (U.K.) Inc.
                                 ("FMRUK"), Fidelity Management
                                 & Research (Far East) Inc.
                                 ("FMRFE"), Fidelity Investments
                                 Japan Limited ("FIJL"), FMR
                                 Co., Inc. ("FMRC")
                                 Subadviser: FMRC                 Fidelity(R) VIP Equity-Income
                                 Subadviser: FMRUK, FMRFE, FIJL,  Fidelity(R) VIP Mid Cap
                                 FMRC
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC     Janus Aspen Series Balanced;
                                                                  Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust  MFS(R) Investment Management     MFS(R) Investors Trust Series;
                                                                  MFS(R) Research Series;
                                                                  MFS(R) Utilities Series
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management      Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Inc.
                                 Subadviser: Newberger Berman,
                                 LLC
-------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund           Royce & Associates, LLC          Royce Micro-Cap Portfolio;
                                                                  Royce Small-Cap Portfolio
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.   T. Rowe Price Equity Income Portfolio
Inc.
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation   Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment        Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
-------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management,      Victory VIF Diversified Stock
Funds                            Inc.
-------------------------------------------------------------------------------------------------------------------


Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.



     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.



     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS


     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.



     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.


     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                THE POLICIES(1)

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.


     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DCA Advantage Plan Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.



     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments (d) name a payee to receive Income Payments; and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.



     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. The policyowner may do so by using Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.


---------------
(1) This section is modified as indicated in Appendix 1 of this Prospectus.

     Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the LifeStages(R) Premium Plus Elite Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following chart outlines some of the different features for each LifeStages(R) variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

----------------------------------------------------------------------------------------------------------------------------
                       LIFESTAGES(R) PREMIUM PLUS   LIFESTAGES(R) ELITE   LIFESTAGES(R) ESSENTIALS   LIFESTAGES(R) PREMIUM
                         ELITE VARIABLE ANNUITY      VARIABLE ANNUITY         VARIABLE ANNUITY      PLUS II VARIABLE ANNUITY
----------------------------------------------------------------------------------------------------------------------------
Surrender Charge       10 Years (8%, 8%, 8%, 7%,   8 Years (8%, 8%, 8%,   7 Years (7%, 7%, 7%, 6%,  8 Years (8%, 8%, 8%, 7%,
Period                   6%, 5%, 4%, 3%, 3%,          7%, 6%, 5%, 4%,     6%, 5%, 4% -- based on    6%, 5%, 4%, 3% -- based
                         3% -- based on each        3% -- based on each    each premium payment     on each premium payment
                       premium payment date)*         premium payment             date)                     date)*
                                                          date)*
----------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan      Yes (6 month account)      Yes (6 month account)   Yes (6, 12, 18 month     Yes (6 month account)
                                                                                accounts)
----------------------------------------------------------------------------------------------------------------------------
Interest Sweep                   Yes                        Yes                    Yes                       Yes
----------------------------------------------------------------------------------------------------------------------------
Premium Credit                   Yes                        No                      No                       Yes
----------------------------------------------------------------------------------------------------------------------------
Fixed Account                    Yes                        Yes                    Yes                       Yes
                              One-Year                   One-Year               - One-Year                 One-Year
                                                                               - Three-Year
----------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit           Optional                   Optional         Annual reset to age 80    Annual reset to age 80
Guarantee              Annual reset to age 80       Annual reset to age
                                                            80
----------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit   Ages 65 or                  Ages 65 or                      N/A                       N/A
Reset Charge           younger:      0.30%         younger:      0.30%
                       Ages 66 to 75: 0.35%        Ages 66 to 75: 0.35%
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.90%                       1.70%                  1.45%                     1.75%
Risk and               Based on Adjusted Premium   Based on Adjusted      Based on assets of the    Based on assets of the
Administration Costs   Payments.                   Premium Payments.      Separate Account.         Separate Account.
Charge                 Charge is not reflected in  Charge is not          Charge is reflected in    Charge is reflected in
                       the Accumulation Unit       reflected in the       the Accumulation Unit     the Accumulation Unit
                       Value                       Accumulation Unit      Value                     Value
                                                   Value
----------------------------------------------------------------------------------------------------------------------------
Annual Policy Service            $30                        $30                    $30                       $30
Charge
----------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value            $100,000                   $100,000                $50,000                   $100,000
Required to Waive
Annual Policy Service
Charge
----------------------------------------------------------------------------------------------------------------------------

---------------------  ----------------------------------------------------------------------
                       LIFESTAGES(R) SELECT    LIFESTAGES(R) FLEXIBLE   LIFESTAGES(R) ACCESS
                         VARIABLE ANNUITY     PREMIUM VARIABLE ANNUITY    VARIABLE ANNUITY
---------------------  ----------------------------------------------------------------------
Surrender Charge         3 Years (8%, 8%,     9 Years (7%, 7%, 7%, 6%,          None
Period                  7% -- based on each       5%, 4%, 3%, 2%,
                       premium payment date)   1% -- based on policy
                                                       date)
-------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan      Yes (6 and 12 month             No                       No
                             accounts)
----------------------------------------------------------------------------------------------------------------------------
Interest Sweep                  Yes                     Yes                      No
----------------------------------------------------------------------------------------------------------------------------
Premium Credit                  No                      No                       No
----------------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                     Yes                      Yes
                             One-Year                One-Year                 One-Year
----------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit     Annual reset to age   3 year reset to age 85       Annual reset to
Guarantee                       80                                             age 80
----------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit            N/A                     N/A                      N/A
Reset Charge
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.85%                  1.40%                     1.55%
Risk and               Based on assets of     Based on assets of the    Based on assets of
Administration Costs   the Separate Account.  Separate Account.         the Separate Account.
Charge                 Charge is reflected    Charge is reflected in    Charge is reflected
                       in the Accumulation    the Accumulation Unit     in the Accumulation
                       Unit Value             Value                     Unit Value
----------------------------------------------------------------------------------------------------------------------------
Annual Policy Service           $50                     $30                     $40*
Charge
----------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $100,000                 $20,000                  $50,000
Required to Waive
Annual Policy Service
Charge
----------------------------------------------------------------------------------------------------------------------------

     All policies and features may not be available in all jurisdictions.
 *  May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.


     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions; or


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs and SEPs.

     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They may include:



     (1) a death benefit that is payable should you die while the policy is in force, which is guaranteed to be at least the amount of your premium payments, less any partial withdrawals, policy service charges, mortality and expense risk and administrative costs charges, rider charges and Credits applied within 12 months immediately preceding the date of death (unless prohibited by state law);


     (2) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (3) the option to receive (without surrender charges) a guaranteed amount of monthly income for life after the first Policy Year;

     (4) an Unemployment Benefit Rider and a Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

     (5) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole primary Beneficiary;

     (6) a Fixed Account option which offers a guaranteed fixed interest rate;

     (7) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Account to the Investment Divisions under the policy;

     (8) an optional Investment Protection Plan Rider, which allows you to surrender the policy and receive an amount equal to the greater of the policy's Accumulation Value or the amount guaranteed under the rider; and


     (9) an optional Annual Death Benefit Reset Rider, Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance Rider which may allow you to increase your death benefit by an amount based on the gain in the policy.


     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application. The application is sent to NYLIAC's Cleveland or Dallas service center with your initial premium payment. If the application is complete and accurate and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt at the service center. If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policyowner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Code. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.



     We will allocate the initial premium payment to the Fixed Account or DCA Advantage Account and Investment Divisions you have chosen immediately. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 15. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.



     You may allocate premium payments in up to 40 Investment Divisions, the Fixed Account and the DCA Advantage Account. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages) allocated to each Investment Division at the time a premium payment is made.



     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $2,000 for Qualified Policies and $5,000 for Non-Qualified policies each or such lower amount as We may permit at any time or by any other method NYLIAC makes available. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 80. The current available methods of payment are direct payments to NYLIAC and any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law. If you select the DCA Advantage Account, the minimum amount that must be allocated is $5,000



     In some states, NYLIAC is offering a single premium version of the LifeStages(R) Premium Plus Elite Variable Annuity policies ("policies"). Please check with your Registered Representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies. The maximum aggregate amount of the premium payment We will accept is $1,500,000, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.


     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS


     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.


     CREDIT(1)


     We will apply a Credit to your Accumulation Value at the time of each premium payment. The Credit is calculated as a percentage of each premium payment. The percentage will depend on the Credit Rate schedule then in effect, and will never be less than 2.00%. The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy ("TOTAL ACCUMULATED PREMIUMS"). Withdrawals will not reduce Total Accumulated Premiums. In addition, if We receive more than one premium payment within 180 days of the Policy Date, We will adjust the Credits applied to such payments using the Credit Rate applicable to the later payment(s) made during that period. We will apply any additional Credit amounts resulting from such adjustments as of the date We receive the later premium payment.


---------------
(1) For single premium policies, "Credit" is modified as indicated in Appendix 1 of this Prospectus.

     As of the date of this prospectus, the Credit Rate schedule is as follows:

 TOTAL ACCUMULATED PREMIUMS   CREDIT RATE
---------------------------   -----------
    at least      less than
------------   ------------
    minimum     $   50,000       3.00%
 $   50,000     $  100,000       3.25%
 $  100,000     $  500,000       4.00%
 $  500,000     $1,000,000       5.00%
 $1,000,000*    $2,500,000       5.00%
 $2,500,000     $5,000,000       5.00%
 $5,000,000      unlimited       5.00%

---------------
* Total Accumulated Premiums in excess of $1,500,000 are subject to prior approval. (See "POLICY APPLICATION AND PREMIUM PAYMENTS.")


     With notice to you, in Our sole discretion, We may change both the Credit Rates and the Total Accumulated Premiums brackets applicable to future premium payments under your policy. Subsequent premium payments will receive the Credit Rate then in effect for the applicable bracket. In setting the Credit Rates and associated brackets, NYLIAC will consider fixed and variable expenses incurred in policy issue, servicing and maintenance, the average length of time that policies issued remain in force along with the mortality experience of those policies, and NYLIAC's competitive position in the market place.



     We will deduct the amount of the Credit from the amount returned to you if you cancel your policy. (See "YOUR RIGHT TO CANCEL ("FREE LOOK").") Also, in states where permitted, We may deduct from the death benefit proceeds any Credit applied within the 12 months immediately preceding the date of death of the owner or annuitant (unless prohibited by state law). (See "DEATH BEFORE ANNUITY COMMENCEMENT.")


     Credits are allocated to the same Allocation Alternatives and the DCA Advantage Account based on the same percentages used to allocate your premium payments. We do not consider Credits to be premium payments for purposes of any discussion in this prospectus. Credits are also not considered to be your investment in the policy for tax purposes.


     Fees and charges for a policy with a Credit may be higher than those for other policies. For example, We use a portion of the surrender charge and Mortality and Expense Risk and Administrative Costs charge to help recover the cost of providing the Credit under the policy. (See "CHARGES AND DEDUCTIONS" and "Selecting the Variable Annuity That's Right for You") Over time, the amount of the Credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Elite Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which might have lower fees but no Credit. This may be the case, for example, if you intend to make fewer and/or smaller premium payments into the policy, or if you anticipate retaining the policy for a significant time beyond the surrender charge period. Under certain circumstances (such as a period of poor market performance), the fees and charges associated with the Credit may exceed the sum of the Credit and any related earnings. You should consider this possibility before purchasing the policy.


     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You may cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the Business Day We receive the policy, less the Credit, but without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the Business Day We receive the policy, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.


     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 80. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 80, unless We agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.


     TRANSFERS


     You may transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions up to 30 days before the Annuity Commencement Date (see "The DCA Advantage Account"). In any given Policy Year, you may also transfer up to 20% of the Fixed Accumulation Value as of the beginning of such Policy Year, including Interest Sweep Option transfers, from the Fixed Account into the Investment Divisions. No other transfers from the Fixed Account are allowed. You may not make transfers into the DCA Advantage Plan Account or the Fixed Account. Except in connection with transfers made pursuant to the Dollar Cost Averaging and Automatic Asset Reallocation options, the minimum that you may transfer from one Investment Division to other Investment Divisions is $25. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division, except for transfers made under the Interest Sweep option.


     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan options will not count as a transfer toward the 12 transfer limit.

     You can request a transfer in four ways:


     - submit your request in writing on a form We approve to the Variable Products Service Center at the addresses listed in Question 15 of this Prospectus (or any other address We indicate to you in writing);


     - use the Interactive Voice Response System at 800-598-2019;


     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or


     - make your request through the Virtual Service Center.


     Your transfer requests must be in writing on a form approved by NYLIAC, through Our Virtual Service Center, or by telephone in accordance with established procedures. (See "Virtual Service Center and Interactive Voice Response System.")


     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.


     LIMITS ON TRANSFERS



     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.



     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:



     - reject a transfer request from you or from any person acting on your behalf



     - restrict the method of making a transfer



     - charge you for any redemption fee imposed by an underlying Fund



     - limit the dollar amount, frequency or number of transfers.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.



     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.



     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.



     We apply Our limits on transfers procedures to all owners of this policy without exception.



     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.



     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.



     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.



     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.



     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.



       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen.



     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity.

The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.



     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:



          (1) an adverse effect on portfolio management, such as:



               a) impeding a portfolio manager's ability to sustain an investment objective;



               b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or



               c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.



          (2) increased administrative and Fund brokerage expenses.



          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").



VIRTUAL SERVICE CENTER ("VSC") AND INTERACTIVE VOICE RESPONSE ("IVR") SYSTEM



     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies. We may revoke VSC and IVR privileges for certain policyowners (see "Limits on Transfers").



     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on Our corporate website, www.newyorklife.com, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.



     As described herein We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions We take based on instructions received through IVR or VSC which We believe are genuine. We will confirm all transactions in writing.


     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.

     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.

     VSC

     The VSC is available Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:


        -- e-mail your Registered Representative or the VPSC;


        -- obtain current policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments;

        -- reset your PIN;

        -- change your address; and

        -- obtain service forms.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        -- obtain current policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments; and


        -- speak with one of Our Customer Service Representatives on Business
           Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).


     You can authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a Telephone Request Form. A Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions.


     NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.



     Facsimile requests are not acceptable and will not be honored at any time. Additionally, We will not accept emails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.


     DOLLAR COST AVERAGING PROGRAMS


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month Account. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under Our Dollar Cost Averaging programs as part of your 12 free transfers each policy year.



     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock--Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:



 ------------------------------------------------------------------
             AMOUNT           ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE           PURCHASED
 ------------------------------------------------------------------
 1             $100              $10.00                10.00
 ------------------------------------------------------------------
 2             $100              $ 8.00                12.50
 ------------------------------------------------------------------
 3             $100              $12.50                 8.00
 ------------------------------------------------------------------
 4             $100              $ 7.50                13.33
 ------------------------------------------------------------------
  Total        $400              $38.00                43.83
 ------------------------------------------------------------------

The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging


     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions. You specify the Investment Divisions to transfer money from, the Investment Divisions to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. You may not make transfers into or out of the Fixed Account under this option.



     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process a transfer under Our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing no later than five Business Days prior to the date the transfers are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.



     You may cancel the traditional Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     This feature is available to you at no additional cost.

     (b) The DCA Advantage Account


     This feature permits you to set up automatic Dollar Cost Averaging using the 6-month DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Account in addition to the traditional Dollar Cost Averaging, Interest Sweep or Automatic Asset Reallocation options.



     You must allocate a MINIMUM OF $5,000 to the DCA Advantage Account. If you send less than the $5,000 minimum to the DCA Advantage Account, the payment will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Account are to be made. You may not make transfers from the DCA Advantage Account into the Fixed Account. You may not select the DCA Advantage Account option if its duration would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Account will be transferred to the Investment Divisions in 6 monthly transfers. Dollar Cost Averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer.

     You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment We receive for the DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 6-month DCA Advantage Account under which the 6-month term will end on December 31, 2005 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, 2005, We will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions by December 31, 2005 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Account, after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on that day.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE ACCOUNT FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible--Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity--Service Class Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). We will not process an Automatic Asset Reallocation transfer unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this Prospectus. We must receive this request at least five business days before the date the transfers are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option.



     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.


     This feature is available to you at no additional cost.

     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions, subject to certain limitations (See "Transfers"). You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). We will not process an Interest Sweep transfer unless We receive a written request at the Variable Products Service Center at the address listed in Question 15 of this Prospectus. In order to process an Interest Sweep transfer, NYLIAC must receive a request in writing at least five Business Days prior to the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion.

NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day (if the day you have specified is not a Business Day).


     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.



     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.


     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment to one or more Investment Divisions, the Fixed Account or the DCA Advantage Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). The minimum amount that you may allocate to the DCA Advantage Plan Account is $5,000. (See "THE DCA ADVANTAGE PLAN.") We will allocate the initial premium payment to the Allocation Alternatives and/or the DCA Advantage Plan Account you have specified within two Business Days after receipt. We will allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Plan Account at the close of the Business Day on which they are received by NYLIAC. We will apply Credits to the same Allocation Alternatives and/or the DCA Advantage Plan Account based on the same percentages used to allocate your premium payments.



     We will credit that portion of each premium payment (and any Credit thereon) you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" for a description of interest crediting.)


     (b) Valuation of Accumulation Units


     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.


     RIDERS


     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, Roth IRA and Inherited IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan ("IPP"), Annual Death Benefit Reset ("ADBR") and Enhanced Beneficiary Benefit ("EBB") riders described below, each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) and a Upromise Account Rider, each of which is available at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your Registered Representative regarding the availability of these riders in your state.


     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.


     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA, Roth IRA and Inherited IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.


     (c) Investment Protection Plan Rider (optional)


     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.


     The amount that is guaranteed under the rider will depend on when you select or reset it:


           (i) At the time of application: The amount that is guaranteed will equal the initial premium payment and Credit thereon, plus any additional premium payments and Credits thereon We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.



           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals thereafter. The rider will take effect on the next Policy Anniversary following the date the Variable Products Service Center receives your application for the rider.



          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges-- Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")


     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.


     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us or to the Registered Representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation will be effective on the date We receive your request.



     This Rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policyowner is age 65 and younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.


     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.


     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:


          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;


          (3) a Credit of $4,000 is applied to your policy;


          (4) no additional premium payments are made;

          (5) a withdrawal of $20,000 is made in the eighth Policy Year;

          (6) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and


          (7) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.



     The guaranteed amount at time of application was $104,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.


        Proportional withdrawal = ($20,000/$80,000) X $104,000 = $26,000


     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($104,000-$26,000) = $78,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $78,000 even though the Accumulation Value has decreased to $50,000.


     (d) Enhanced Beneficiary Benefit Rider (optional)

     THE ENHANCED BENEFICIARY BENEFIT (EBB) RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")



     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

AGE OF OLDEST OWNER                                                 RANGE OF
OR ANNUITANT                                                 APPLICABLE PERCENTAGES
-------------------                                          ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the adjusted premium payments. For the purposes of this section, adjusted premium payments are the total of all premium payments less proportional withdrawals. Proportional withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all adjusted premium payments immediately preceding the withdrawal.


     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.



     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of adjusted premium payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of adjusted premium payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.



     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "THE POLICIES--Riders--Enhanced Spousal Continuance Rider."), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.



     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:


     1. The Rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);


     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and


     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the adjusted premium payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current adjusted premium payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - adjusted premium payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)


     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.



     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).



     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.


     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (f) Upromise Account Rider (Optional, no additional cost)


     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.



     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise (or a successor organization) ceases operation before the one-time amount of $40 is deposited into your Upromise Account. There is no additional cost for this rider.


     (g) Annual Death Benefit Reset (ADBR) Rider (Optional)


     YOU MAY ENHANCE YOUR POLICY'S STANDARD DEATH BENEFIT BY PURCHASING THE OPTIONAL ADBR RIDER. The ADBR Rider is available only at the time of application, in jurisdictions where approved. The ADBR Rider is not available if the oldest owner or Annuitant is over age 75 at the time of application. If you select this rider and you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. The amount will be the greatest of:



          (a) the Accumulation Value less any Credits credited to the Accumulation Value if the Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law) less any Mortality and Expense Risk Charge and Administrative Costs Charge or pro-rata portion thereof;



          (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals less any rider charges applied since the Policy Date; or



          (c) the "Reset Value" plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," less any rider charges applied since the prior Reset Anniversary date.



     We recalculate the Reset Value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, We calculate the Reset Value by comparing (a) the Accumulation Value less any Credits credited to the Accumulation Value if the Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law); and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any fees and charges applied since the Policy Date. The Reset Value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value less any Credits credited to the Accumulation Value if the Credits occurred within the immediately preceding twelve months of the date of death (unless prohibited by state law) on the current Reset Anniversary; and (b) the Reset Value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any additional fees and charges since the last Reset Anniversary date. The greater of the compared values will be the new Reset Value.


     A proportional withdrawal is an amount equal to the amount withdrawn from the policy (including applicable surrender charges) divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the Reset Value immediately preceding the withdrawal.


     We have set forth below an example of how the ADBR Rider is calculated for an owner who is age 63. The current annual rider charge is 0.30% of the Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, We have assumed the following:



          (1) you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made); a Credit of $8,000 is applied to this payment


          (2) the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Reset Value)

          (3) the current Accumulation Value is $240,000


          (4) you make a partial withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)


          (5) you (or the Annuitant if you are not the Annuitant) die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal


          (6) the Accumulation Value on the date We receive the necessary requirements to pay the death benefit is $225,000 ($240,000 - $15,000)


          (7) the charge for the ADBR Rider is assessed: 0.30% annually (0.075% per quarter).

          (8) the Death Benefit is the greatest of:

             a) the Accumulation Value

                $225,000


             b) the sum of all premium payments made, less partial withdrawals and surrender charges on those partial withdrawals less any additional fees and charges that may have been assessed since the Policy Date

                $200,000 - $15,000 - ($200,000 X 0.30%) - ($250,000 X 0.075%)


                $200,000 - $15,000 - $600 - $187.50


                 = $184,212.50

             c) the "Reset Value" which is the greatest of:


               1. the Accumulation Value

                  $225,000



               2. the prior Reset Value as of the last Reset Anniversary, less any proportional withdrawals, surrender charges on those withdrawals, less any additional fees and charges that may have been assessed since the prior Reset Anniversary
                  = $250,000 - (($15,000/$240,000) X $250,000) - ($250,000 X
                      0.075%))
                  = $250,000 - $15,625 - $187.50
                  = $234,187.50



In this example, your Beneficiary would receive $234,187.50.


     The ADBR Rider ends upon the earliest of the following:

          1) the Annuity Commencement Date, or

          2) the date you surrender the policy.

     Notwithstanding the foregoing, the Rider will not end and all of the Rider's provisions and quarterly charges will continue to be deducted as if the new owner had purchased the policy on the original Policy Date, upon the following:

          1) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, or

          2) if the Annuitant is your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death.

     YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR CONTRACT.


     POLICYOWNER INQUIRIES



     Your inquiries should be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY--Question 15.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.


     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYLIAC?"). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES(1)


     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.



     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the


---------------
(1) This section is modified as indicated in Appendix 1 of this Prospectus.

Fixed Account, the Investment Divisions and/or the DCA Advantage Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Investment Division and/or the DCA Advantage Account is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Investment Division and/or the DCA Advantage Account.



     The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 8% of the amount withdrawn or surrendered. This charge then declines to 7% in the fourth Payment Year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh Payment Year, 3% in the eighth, ninth and tenth Payment Years and after the tenth Payment Year no charge is made, as shown in the following chart:


     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  CHARGE
------------                                                  ------
1...........................................................    8%
2...........................................................    8%
3...........................................................    8%
4...........................................................    7%
5...........................................................    6%
6...........................................................    5%
7...........................................................    4%
8...........................................................    3%
9...........................................................    3%
10..........................................................    3%
11+.........................................................    0%

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:


     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greatest of (i) 10% of the Accumulation Value at the time of surrender or withdrawal less any prior surrender charge free partial withdrawals made during the current Policy Year, or (ii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior surrender charge free partial withdrawals made during the current Policy Year, or (iii) the Accumulation Value less accumulated premium payments.


     (b) if NYLIAC cancels the policy;


     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;


     (d) on amounts placed under the Life Income Payment Option after the first Policy Year;


     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);


     (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and


     (g) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.


MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE


     Prior to the Annuity Commencement Date, We deduct the Mortality and Expense Risk and Administrative Costs Charge against your policy. We deduct this charge each policy quarter by reducing the number of Accumulation Units in the Investment Divisions you have selected. On an annual basis, the charge equals 1.90% (0.475% quarterly) of the Adjusted Premium Payments (excluding premiums allocated to the Fixed Account that are not transferred to the Investment Divisions). When you make additional premium payments during a policy quarter, the charge is calculated on a pro-rata basis. Also, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon the payment of any death benefit proceeds.

     We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that the surrender charges do not adequately cover sales expenses.



     This policy differs from other variable annuities in that the Mortality and Expense Risk and Administrative Costs Charge is calculated as a percentage of your Adjusted Premium Payments rather than as a percentage of separate account assets. This means that the dollar amount of this Charge will be unaffected by fluctuations in market performance. Generally, in a rising market, the structure of this Charge will benefit the policyowner because the charge, when measured as a percentage of separate account assets, will be reduced. On the other hand, in a flat or declining market, this structure will result in an increase in the charge when measured as a percentage of separate account assets.



     Another difference is that the Mortality and Expense Risk and Administrative Costs Charge is deducted by reducing the number of Accumulation Units held in your Policy, rather than by reducing the value of those Accumulation Units.



     In a rising market, since each Accumulation Unit will have a relatively greater value, fewer Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. In a declining market, since each Accumulation Unit will have a relatively lower value, more Accumulation Units will be deducted from your policy for the Mortality and Expense Risk and Administrative Costs Charge. The value of your policy will depend on the number of Accumulation Units you own and the value of those units.


CALCULATING THE MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE COSTS CHARGE

     Below are examples of how the Mortality and Expense Risk and Administrative Costs Charge will be calculated and deducted. The examples are purely hypothetical and are for illustrative purposes only.

     The examples assume an Adjusted Premium Payment of $10,000 on September 1st with the Mortality and Expense Risk and Administrative Costs Charge being deducted each policy quarter.

     Examples 1 and 2 show how the dollar amount of the Mortality and Expense Risk and Administrative Costs Charge will remain stable regardless of fluctuations in the policy's Accumulation Value.

EXAMPLE 1
     Adjusted Premium Payments on September 1st                                      $10,000

     Variable Accumulation Value on December 1st                                     $12,000
       (end of the first policy quarter)

     Mortality and Expense Risk and Administrative                 $47.50 ($10,000 X 0.475%)
       Costs Charge deducted on December 1st

     We will deduct $47.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.

EXAMPLE 2
     Adjusted Premium Payments on September 1st                                      $10,000

     Variable Accumulation Value on December 1st                                      $7,500
       (end of the first Policy quarter)

     Mortality and Expense Risk and Administrative                 $47.50 ($10,000 X 0.475%)
       Costs Charge deducted on December 1st

     We will deduct $47.50 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.

     Example 3 shows how We calculate the charge based on the total Adjusted Premium Payments allocated to the Investment Divisions and/or the DCA Advantage Account.

EXAMPLE 3
     Adjusted Premium Payments on September 1st                                         $10,000

     Additional Premium Payment on September 15th                                        $7,500

     Total Adjusted Premium Payments as of December 1st (end                            $17,500
       of the first policy quarter)

     Variable Accumulation Value on December 1st                                        $22,000
       (end of the first Policy quarter)

     Mortality and Expense Risk and Administrative                   $77.64 (($10,000 X 14/91 X
       Costs Charge deducted on December 1st                                            0.475%)
                                                                  + ($17,500 X 77/91 X 0.475%))

     We will deduct $77.65 worth of Accumulation Units from the Investment Divisions you have selected on a pro-rata basis.


     Example 4 shows how a Partial Withdrawal in excess of the free withdrawal amount can reduce the Adjusted Premium Payments under the policy for the purposes of calculating the Mortality and Expense Risk and Administrative Costs Charge.

EXAMPLE 4
     Adjusted Premium Payments on September 1st                                         $10,000
     Variable Accumulation Value on October 15th                                        $12,500
     Gain in the Policy                                                                  $2,500
     Partial Withdrawal on October 15th                                                  $3,500
     Surrender Charge Deducted From Partial Withdrawal
       Amount                                                                 $80 ($1,000 X 8%)
     Amount Sent to Policyowner                                                          $3,420
     Remaining Adjusted Premium Payments                                                 $9,000
     Variable Accumulation Value on December 1st (end of the
       first policy quarter)                                                             $9,500
     Mortality and Expense Risk and Administrative Costs
       Charge deducted on December 1st (end of first policy   $45.05 (($10,000 X 44/91 X 0.475%
       quarter in which there are 91 days)                          + $9,000 X 47/91 X 0.475%))
     Variable Accumulation Value on March 1st (end of the
       second policy quarter)                                                           $11,000
     Mortality & Expense Risk and Administrative Costs
       Charge deducted on March 1st (end of second policy
       quarter)                                                        $42.75 ($9,000 X 0.475%)


     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.


                                 OTHER CHARGES

     (a) Policy Service Charge


     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. This charge of $30 is imposed each Policy Year and on the date of surrender. We deduct the annual policy service charge from each Investment Division, the DCA Advantage Account, and Fixed Account, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (b) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (c) Investment Protection Plan Rider Charge (optional)


     If you select the Investment Protection Plan Rider (in states where available), We will deduct a charge on the first business day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct the charge from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value.



     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this Rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (d) Rider Risk Charge Adjustment (optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.



     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.


     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (e) Enhanced Beneficiary Benefit Rider Charge (optional)


     If you select the EBB Rider, We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the Accumulation Value.



     The maximum annual charge is 1% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging. This charge will not change once your policy is issued.


     (f) Annual Death Benefit Reset (ADBR) Rider Charge (optional)


     If you select the ADBR Rider, We will deduct a charge each policy quarter that the Rider is in effect based on the amount that is guaranteed as of the last Reset Anniversary. This charge will be deducted from each Investment Division, the DCA Advantage Account and the Fixed Account, in proportion to its percentage of the

Accumulation Value of the applicable quarter and will not reduce your adjusted premium payments. This charge will continue to be deducted while the contract remains in-force.


     The charge for the ADBR rider is based upon the issue age of you or the annuitant, whoever is older and will not change once your policy is issued. The maximum annual charge is 1.00% of the amount that is reset on the last Policy Anniversary, or the initial premium payment in the first Policy Year. You should check with your Registered Representative to determine the percentage We are currently charging. As of the date of this prospectus, the charges are as follows:


AGE OF OLDEST
OWNER OR ANNUITANT                                                 ANNUAL CHARGE
------------------                                                 -------------
65 or younger..............................................  0.30% (.0750% per quarter)
66 to 75 inclusive.........................................  0.35% (.0875% per quarter)

     (g) Transfer Fees


     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.


     GROUP AND SPONSORED ARRANGEMENTS


     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.



     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.



     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.


     TAXES


     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.



     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.


     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to NYLIAC. Facsimile transmissions are not acceptable and will not be honored at any time. These forms must be mailed to Us at the address given in Question 15. The amount available for withdrawal is the Accumulation Value on the Business Day during which We receive the request, less any surrender charges, taxes which We may deduct, Mortality and Expense Risk and Administrative Costs Charge, and policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.


     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     (a) Surrenders


     We may deduct a surrender charge and any state premium tax, if applicable, the Mortality and Expense Risk and Administrative Costs Charge, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     (b) Partial Withdrawals


     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Investment Divisions, the Fixed Account and the DCA Advantage Account in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Investment Divisions and the DCA Advantage Account, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")



     If the requested partial withdrawal is greater than the value in any of the Investment Divisions, the Fixed Account and the DCA Advantage Account from which the partial withdrawal is being made, We will pay the entire value of that Investment Division, the Fixed Account and the DCA Advantage Account, less any surrender charge that may apply, to you.


     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). We will not process a Periodic Partial Withdrawal unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division, and the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Account.



     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on premiums allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.


     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs and SEP-IRA policies, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL(1)


     If your policy is less than $2,000, or is insufficient to cover the annual Policy Service Charge, the Mortality and Expense Risk and Administrative Costs Charge and, optional rider charges, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.



     In some states, NYLIAC is offering a single premium version of the LifeStages(R) Premium Plus Elite Variable Annuity policies. In these states, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.


     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


---------------
(1) This section is modified as indicated in Appendix 1 of this prospectus.

     DEATH BEFORE ANNUITY COMMENCEMENT


     If you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:



     (a) the Accumulation Value, less Credits applied within the 12 months immediately preceding death (unless prohibited by state law) less any Mortality and Expense Risk charge and Administrative Costs charge or pro rata portion thereof, or



     (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals, less any rider charges, applied since the Policy Date.



     The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.



     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:



          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or



          (ii) under another Income Payment Option We may offer at the time.



     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)



     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options


     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income--Guaranteed Period Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment We agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income--Guaranteed Period Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income--Guaranteed Period Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an Option without the guarantee. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship


     We may require satisfactory proof of survival, from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.


     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

     Situations where payment may be delayed:

     1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

      (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;


      (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or


      (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


     2. We may delay payment of any amount due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.



     3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.


     DESIGNATION OF BENEFICIARY


     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.



     RESTRICTIONS UNDER CODE SECTION 403(B)(11)



     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1,

1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT


     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated to the Fixed Account. Interest rates will be set on the anniversary of each premium payment. All premium payments allocated to the Fixed Account, any Credit thereon plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation was made.

     (b) Transfers to the Investment Divisions


     You may transfer monies allocated from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date subject to the following conditions:



     1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.



     2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion determines otherwise.



     Premiums payments transferred from the Fixed Account to the Investment Divisions are subject to a Mortality and Expense Risk and Administrative Costs Charge.



     We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.



     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures or through Our Virtual Service Center. All written requests for service must be mailed to the address listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed. YOU MAY NOT MAKE TRANSFERS INTO THE FIXED ACCOUNT.


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments in the same order in which you allocated such payments to the Fixed Account during the life of the policy).

                           THE DCA ADVANTAGE ACCOUNT

     Like the Fixed Account, the DCA Advantage Account is also supported by the assets in NYLIAC's general account. The DCA Advantage Account is not registered under the federal securities laws. The information contained in the first paragraph under "THE FIXED ACCOUNT" equally applies to the DCA Advantage Account.


     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to the DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Account and any Credit thereon will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Account may be different from the rate applied to prior premium payments made into the DCA Advantage Account.



     The annual effective rate that We declare is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate.


                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.


     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.


     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the tcontract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.



     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.



     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.


     QUALIFIED POLICIES


     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.



          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.


          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.


          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS



     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.



     The policies are sold by Registered Representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.



     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.



     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for LifeStages(R) Premium Plus Elite Variable Annuity policies during the fiscal year ended December 31, 2004 was $180,030. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.



     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.



     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.


                                 VOTING RIGHTS


     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.


     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY
     CORPORATION............................................    3
  TAX STATUS OF THE POLICIES................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    4
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1


 How to obtain a LifeStages(R) Premium Plus Elite Variable Annuity Statement of
                            Additional Information.

               Call (800) 598-2019 or send this request form to:

                          NYLIAC Variable Products Service Center
                          Madison Square Station
                          P.O. Box 922
                          New York, NY 10159

--------------------------------------------------------------------------------

  Please send me a LifeStages(R) Premium Plus Elite Variable Annuity Statement

                  of Additional Information dated May 1, 2005:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                   APPENDIX 1


                          PROSPECTUS DATED MAY 1, 2005



     NYLIAC offers an individual single premium version of the LifeStages(R) Premium Plus Elite Variable Annuity in the following states: Alabama, Kentucky, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina, Utah and Washington. This Appendix modifies the May 1, 2005 Prospectus for the policies to describe the single premium version of the policies.


     All capitalized terms have the same meaning as those in the Prospectus.

     The principal differences between the single premium version and flexible premium version of the policies are that under the single premium version:

          1) You can only make one premium payment;

          2) There is a different surrender charge schedule; and

          3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies.

     Accordingly, for the single premium policies, the Prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY


     When reading this Appendix together with the Prospectus, keep in mind that only one premium payment is permitted under the single premium policies. Exceptions to this rule apply only in cases where part of your initial premium is funded from another source, such as a 1035 exchange, rollover or transfer from an institution. In such cases, We may receive parts of your initial premium on different Business Days.


     Accordingly, except in the circumstances described above, all references throughout the Prospectus to premium payments in the plural should be read to mean singular. Further, references to allocations of premium payments should be read to mean an allocation of the premium or any portion thereof. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

     Replace all references to "Payment Year" throughout the Prospectus with "Policy Year," and delete the definition of Payment Year in the "Definitions" section of the Prospectus.

II. SURRENDER CHARGE

Under the single premium policies, the surrender charge is as follows:

                           POLICY                             SURRENDER
                            YEAR                               CHARGE
                           ------                             ---------
 1..........................................................     8%
 2..........................................................     8%
 3..........................................................     8%
 4..........................................................     7%
 5..........................................................     6%
 6..........................................................     5%
 7..........................................................     4%
 8..........................................................     3%
 9..........................................................     2%
 10.........................................................     1%
 11+........................................................     0%

     Therefore, all references in the Prospectus to the Surrender Charge, such as in the "TABLE OF FEES AND EXPENSES", under Question 4: "What charges are assessed against the policy?" and under "Selecting the Variable Annuity That's Right for You", are modified accordingly. Please remember that this Appendix lowers only the surrender charge for the single premium version of the policies. All other fees and charges described in the Prospectus remain unchanged.

     Also, as a result of the lower Surrender Charge under the single premium policies, the "Expenses if you surrendered your policy" in the Examples beginning on Page 8 is modified as follows:


     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:



                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..............  $1,049.41   $1,726.50   $2,231.53   $3,544.46
with IPP Rider..................  $1,091.97   $1,851.36   $2,439.09   $3,956.76
with EBB Rider..................  $1,077.78   $1,809.86   $2,370.35   $3,821.37
with ADBR Rider.................  $1,082.51   $1,823.71   $2,393.31   $3,866.75
with IPP & EBB Riders...........  $1,120.34   $1,934.74   $2,577.91   $4,233.70
with IPP & ADBR Riders..........  $1,125.07   $1,948.58   $2,600.86   $4,279.05
with EBB & ADBR Riders..........  $1,110.88   $1,907.09   $2,532.12   $4,143.67
with All Riders.................  $1,153.44   $2,031.96   $2,739.67   $4,555.98
-------------------------------------------------------------------------------
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders..............  $1,058.91   $1,754.49   $2,278.24   $3,638.17
with IPP Rider..................  $1,101.43   $1,878.96   $2,484.70   $4,045.92
with EBB Rider..................  $1,087.26   $1,837.60   $2,416.31   $3,912.04
with ADBR Rider.................  $1,091.98   $1,851.40   $2,439.15   $3,956.89
with IPP & EBB Riders...........  $1,129.78   $1,962.08   $2,622.78   $4,319.82
with IPP & ADBR Riders..........  $1,134.50   $1,975.89   $2,645.63   $4,364.67
with EBB & ADBR Riders..........  $1,120.33   $1,934.52   $2,577.24   $4,230.78
with All Riders.................  $1,162.84   $2,059.01   $2,783.70   $4,638.55
-------------------------------------------------------------------------------
MAINSTAY VP BOND--SERVICE CLASS
without any Riders..............  $1,018.99   $1,636.54   $2,080.77   $3,238.26
with IPP Rider..................  $1,061.69   $1,762.65   $2,291.84   $3,665.36
with EBB Rider..................  $1,047.46   $1,720.74   $2,221.92   $3,525.11
with ADBR Rider.................  $1,052.20   $1,734.73   $2,245.29   $3,572.09
with IPP & EBB Riders...........  $1,090.15   $1,846.85   $2,433.00   $3,952.21
with IPP & ADBR Riders..........  $1,094.90   $1,860.83   $2,456.35   $3,999.18
with EBB & ADBR Riders..........  $1,080.67   $1,818.92   $2,386.43   $3,858.94
with All Riders.................  $1,123.36   $1,945.03   $2,597.51   $4,286.04
-------------------------------------------------------------------------------
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..............  $1,029.44   $1,667.52   $2,132.83   $3,344.62
with IPP Rider..................  $1,072.09   $1,793.20   $2,342.67   $3,766.56
with EBB Rider..................  $1,057.88   $1,751.44   $2,273.18   $3,628.03
with ADBR Rider.................  $1,062.62   $1,765.38   $2,296.39   $3,674.44
with IPP & EBB Riders...........  $1,100.53   $1,877.12   $2,483.02   $4,049.99
with IPP & ADBR Riders..........  $1,105.27   $1,891.06   $2,506.24   $4,096.40
with EBB & ADBR Riders..........  $1,091.05   $1,849.30   $2,436.74   $3,957.85
with All Riders.................  $1,133.70   $1,974.98   $2,646.59   $4,379.82
-------------------------------------------------------------------------------
MAINSTAY VP CASH MANAGEMENT
without any Riders..............  $  996.18   $1,568.67   $1,966.34   $3,002.09
with IPP Rider..................  $1,038.98   $1,695.72   $2,180.08   $3,440.58
with EBB Rider..................  $1,024.71   $1,653.51   $2,109.29   $3,296.60
with ADBR Rider.................  $1,029.47   $1,667.59   $2,132.93   $3,344.83
with IPP & EBB Riders...........  $1,067.51   $1,780.55   $2,323.03   $3,735.10
with IPP & ADBR Riders..........  $1,072.27   $1,794.64   $2,346.66   $3,783.32
with EBB & ADBR Riders..........  $1,058.00   $1,752.42   $2,275.87   $3,639.33
with All Riders.................  $1,100.80   $1,879.46   $2,489.61   $4,077.82
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..............  $1,018.04   $1,633.72   $2,076.03   $3,228.52
with IPP Rider..................  $1,060.74   $1,759.86   $2,287.20   $3,656.09
with EBB Rider..................  $1,046.51   $1,717.95   $2,217.27   $3,515.71
with ADBR Rider.................  $1,051.25   $1,731.93   $2,240.62   $3,562.73
with IPP & EBB Riders...........  $1,089.21   $1,844.09   $2,428.44   $3,943.27
with IPP & ADBR Riders..........  $1,093.95   $1,858.07   $2,451.80   $3,990.30
with EBB & ADBR Riders..........  $1,079.72   $1,816.16   $2,381.85   $3,849.90
with All Riders.................  $1,122.42   $1,942.30   $2,593.03   $4,277.47
-------------------------------------------------------------------------------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..............  $1,030.40   $1,670.34   $2,137.55   $3,354.23
with IPP Rider..................  $1,073.04   $1,795.99   $2,347.30   $3,775.73
with EBB Rider..................  $1,058.83   $1,754.24   $2,277.82   $3,637.32
with ADBR Rider.................  $1,063.57   $1,768.17   $2,301.03   $3,683.69
with IPP & EBB Rider............  $1,101.47   $1,879.87   $2,487.56   $4,058.82
with IPP & ADBR Rider...........  $1,106.21   $1,893.81   $2,510.78   $4,105.18
with EBB & ADBR Rider...........  $1,092.00   $1,852.06   $2,441.30   $3,966.80
with All Riders.................  $1,134.64   $1,977.69   $2,651.03   $4,388.28
-------------------------------------------------------------------------------
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..............  $1,070.32   $1,788.00   $2,334.02   $3,749.37
with IPP Rider..................  $1,112.79   $1,912.01   $2,539.17   $4,151.75
with EBB Rider..................  $1,098.63   $1,870.80   $2,471.23   $4,019.64
with ADBR Rider.................  $1,103.35   $1,884.56   $2,493.93   $4,063.89
with IPP & EBB Riders...........  $1,141.10   $1,994.82   $2,676.38   $4,422.02
with IPP & ADBR Riders..........  $1,145.81   $2,008.57   $2,699.08   $4,466.29
with EBB & ADBR Riders..........  $1,131.66   $1,967.36   $2,631.13   $4,334.17
with All Riders.................  $1,174.12   $2,091.38   $2,836.29   $4,736.55
-------------------------------------------------------------------------------
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders..............  $1,042.75   $1,706.87   $2,198.73   $3,478.32
with IPP Rider..................  $1,085.34   $1,832.00   $2,407.05   $3,893.82
with EBB Rider..................  $1,071.14   $1,790.42   $2,338.06   $3,757.39
with ADBR Rider.................  $1,075.88   $1,804.29   $2,361.09   $3,803.09
with IPP & EBB Riders...........  $1,113.73   $1,915.56   $2,546.37   $4,172.89
with IPP & ADBR Riders..........  $1,118.47   $1,929.44   $2,569.42   $4,218.60
with EBB & ADBR Riders..........  $1,104.27   $1,887.86   $2,500.43   $4,082.19
with All Riders.................  $1,146.86   $2,012.99   $2,708.74   $4,497.66
-------------------------------------------------------------------------------
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..............  $1,023.74   $1,650.63   $2,104.46   $3,286.75
with IPP Rider..................  $1,066.42   $1,776.54   $2,314.98   $3,711.50
with EBB Rider..................  $1,052.19   $1,734.71   $2,245.25   $3,572.03
with ADBR Rider.................  $1,056.93   $1,748.67   $2,268.55   $3,618.77
with IPP & EBB Riders...........  $1,094.87   $1,860.62   $2,455.77   $3,996.78
with IPP & ADBR Riders..........  $1,099.61   $1,874.58   $2,479.05   $4,043.50
with EBB & ADBR Riders..........  $1,085.38   $1,832.73   $2,409.33   $3,904.03
with All Riders.................  $1,128.06   $1,958.65   $2,619.84   $4,328.80
-------------------------------------------------------------------------------
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders..............  $1,048.45   $1,723.68   $2,226.85   $3,535.04
with IPP Rider..................  $1,091.02   $1,848.59   $2,434.52   $3,947.79
with EBB Rider..................  $1,076.83   $1,807.09   $2,365.73   $3,812.28
with ADBR Rider.................  $1,081.56   $1,820.94   $2,388.71   $3,857.66
with IPP & EBB Riders...........  $1,119.39   $1,931.99   $2,573.39   $4,225.02
with IPP & ADBR Riders..........  $1,124.12   $1,945.85   $2,596.38   $4,270.43
with EBB & ADBR Riders..........  $1,109.94   $1,904.34   $2,527.60   $4,134.90
with All Riders.................  $1,152.50   $2,029.25   $2,735.25   $4,547.66
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..............  $1,023.74   $1,650.63   $2,104.46   $3,286.75
with IPP Rider..................  $1,066.42   $1,776.54   $2,314.98   $3,711.50
with EBB Rider..................  $1,052.19   $1,734.71   $2,245.25   $3,572.03
with ADBR Rider.................  $1,056.93   $1,748.67   $2,268.55   $3,618.77
with IPP & EBB Riders...........  $1,094.87   $1,860.62   $2,455.77   $3,996.78
with IPP & ADBR Riders..........  $1,099.61   $1,874.58   $2,479.05   $4,043.50
with EBB & ADBR Riders..........  $1,085.38   $1,832.73   $2,409.33   $3,904.03
with All Riders.................  $1,128.06   $1,958.65   $2,619.84   $4,328.80
-------------------------------------------------------------------------------
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders..............  $1,053.21   $1,737.69   $2,250.24   $3,582.05
with IPP Rider..................  $1,095.75   $1,862.41   $2,457.36   $3,992.54
with EBB Rider..................  $1,081.57   $1,820.97   $2,388.76   $3,857.77
with ADBR Rider.................  $1,086.30   $1,834.80   $2,411.68   $3,902.91
with IPP & EBB Riders...........  $1,124.12   $1,945.69   $2,595.88   $4,268.24
with IPP & ADBR Riders..........  $1,128.84   $1,959.52   $2,618.80   $4,313.41
with EBB & ADBR Riders..........  $1,114.66   $1,918.07   $2,550.19   $4,178.61
with All Riders.................  $1,157.20   $2,042.78   $2,757.30   $4,589.11
-------------------------------------------------------------------------------
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..............  $1,061.76   $1,762.87   $2,292.21   $3,666.09
with IPP Rider..................  $1,104.26   $1,887.23   $2,498.34   $4,072.51
with EBB Rider..................  $1,090.10   $1,845.91   $2,430.07   $3,939.07
with ADBR Rider.................  $1,094.82   $1,859.69   $2,452.87   $3,983.76
with IPP & EBB Riders...........  $1,132.60   $1,970.27   $2,636.20   $4,345.48
with IPP & ADBR Riders..........  $1,137.32   $1,984.06   $2,659.02   $4,390.20
with EBB & ADBR Riders..........  $1,123.16   $1,942.74   $2,590.73   $4,256.74
with All Riders.................  $1,165.66   $2,067.09   $2,796.86   $4,663.17
-------------------------------------------------------------------------------
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..............  $1,066.52   $1,776.83   $2,315.45   $3,712.43
with IPP Rider..................  $1,109.00   $1,901.01   $2,521.05   $4,116.63
with EBB Rider..................  $1,094.84   $1,859.74   $2,452.94   $3,983.91
with ADBR Rider.................  $1,099.56   $1,873.52   $2,475.70   $4,028.37
with IPP & EBB Riders...........  $1,137.32   $1,983.92   $2,658.55   $4,388.09
with IPP & ADBR Riders..........  $1,142.04   $1,997.68   $2,681.29   $4,432.56
with EBB & ADBR Riders..........  $1,127.88   $1,956.42   $2,613.20   $4,299.85
with All Riders.................  $1,170.36   $2,080.60   $2,818.79   $4,704.03
-------------------------------------------------------------------------------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..............  $1,051.31   $1,732.10   $2,240.89   $3,563.28
with IPP Rider..................  $1,093.86   $1,856.90   $2,448.24   $3,974.67
with EBB Rider..................  $1,079.68   $1,815.42   $2,379.56   $3,839.60
with ADBR Rider.................  $1,084.41   $1,829.26   $2,402.50   $3,884.85
with IPP & EBB Riders...........  $1,122.23   $1,940.22   $2,586.90   $4,250.98
with IPP & ADBR Riders..........  $1,126.96   $1,954.05   $2,609.83   $4,296.23
with EBB & ADBR Riders..........  $1,112.77   $1,912.58   $2,541.16   $4,161.18
with All Riders.................  $1,155.32   $2,037.37   $2,748.50   $4,572.56
-------------------------------------------------------------------------------
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders..............  $1,044.65   $1,712.47   $2,208.11   $3,497.25
with IPP Rider..................  $1,087.23   $1,837.53   $2,416.21   $3,911.84
with EBB Rider..................  $1,073.04   $1,795.98   $2,347.28   $3,775.72
with ADBR Rider.................  $1,077.77   $1,809.84   $2,370.31   $3,821.32
with IPP & EBB Riders...........  $1,115.62   $1,921.04   $2,555.39   $4,190.31
with IPP & ADBR Riders..........  $1,120.35   $1,934.91   $2,578.41   $4,235.91
with EBB & ADBR Riders..........  $1,106.16   $1,893.35   $2,509.47   $4,099.76
with All Riders.................  $1,148.74   $2,018.41   $2,717.58   $4,514.36
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders..............  $1,004.73   $1,594.16   $2,009.39   $3,091.31
with IPP Rider..................  $1,047.49   $1,720.85   $2,222.12   $3,525.50
with EBB Rider..................  $1,033.24   $1,678.75   $2,151.66   $3,382.93
with ADBR Rider.................  $1,037.99   $1,692.80   $2,175.19   $3,430.69
with IPP & EBB Riders...........  $1,076.00   $1,805.45   $2,364.39   $3,817.13
with IPP & ADBR Riders..........  $1,080.75   $1,819.49   $2,387.93   $3,864.88
with EBB & ADBR Riders..........  $1,066.50   $1,777.40   $2,317.47   $3,722.32
with All Riders.................  $1,109.26   $1,904.09   $2,530.21   $4,156.51
-------------------------------------------------------------------------------
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders..............  $1,066.52   $1,776.83   $2,315.45   $3,712.43
with IPP Rider..................  $1,109.00   $1,901.01   $2,521.05   $4,116.63
with EBB Rider..................  $1,094.84   $1,859.74   $2,452.94   $3,983.91
with ADBR Rider.................  $1,099.56   $1,873.52   $2,475.70   $4,028.37
with IPP & EBB Riders...........  $1,137.32   $1,983.92   $2,658.55   $4,388.09
with IPP & ADBR Riders..........  $1,142.04   $1,997.68   $2,681.29   $4,432.56
with EBB & ADBR Riders..........  $1,127.88   $1,956.42   $2,613.20   $4,299.85
with All Riders.................  $1,170.36   $2,080.60   $2,818.79   $4,704.03
-------------------------------------------------------------------------------
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders..............  $1,026.60   $1,659.08   $2,118.65   $3,315.71
with IPP Rider..................  $1,069.26   $1,784.88   $2,328.84   $3,739.10
with EBB Rider..................  $1,055.04   $1,743.08   $2,259.23   $3,600.09
with ADBR Rider.................  $1,059.78   $1,757.03   $2,282.48   $3,646.66
with IPP & EBB Riders...........  $1,097.70   $1,868.88   $2,469.40   $4,023.42
with IPP & ADBR Riders..........  $1,102.44   $1,882.82   $2,492.65   $4,069.99
with EBB & ADBR Riders..........  $1,088.22   $1,841.03   $2,423.04   $3,930.99
with All Riders.................  $1,130.88   $1,966.82   $2,633.22   $4,354.35
-------------------------------------------------------------------------------
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders..............  $1,029.44   $1,667.52   $2,132.83   $3,344.62
with IPP Rider..................  $1,072.09   $1,793.20   $2,342.67   $3,766.56
with EBB Rider..................  $1,057.88   $1,751.44   $2,273.18   $3,628.03
with ADBR Rider.................  $1,062.62   $1,765.38   $2,296.39   $3,674.44
with IPP & EBB Riders...........  $1,100.53   $1,877.12   $2,483.02   $4,049.99
with IPP & ADBR Riders..........  $1,105.27   $1,891.06   $2,506.24   $4,096.40
with EBB & ADBR Riders..........  $1,091.05   $1,849.30   $2,436.74   $3,957.85
with All Riders.................  $1,133.70   $1,974.98   $2,646.59   $4,379.82
-------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders..............  $1,059.86   $1,757.27   $2,282.89   $3,647.47
with IPP Rider..................  $1,102.37   $1,881.72   $2,489.25   $4,054.81
with EBB Rider..................  $1,088.20   $1,840.37   $2,420.90   $3,921.05
with ADBR Rider.................  $1,092.93   $1,854.17   $2,443.73   $3,965.86
with IPP & EBB Riders...........  $1,130.71   $1,964.81   $2,627.25   $4,328.38
with IPP & ADBR Riders..........  $1,135.44   $1,978.60   $2,650.07   $4,373.16
with EBB & ADBR Riders..........  $1,121.27   $1,937.25   $2,581.74   $4,239.45
with All Riders.................  $1,163.78   $2,061.70   $2,788.10   $4,646.77
-------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED
without any Riders..............  $1,030.40   $1,670.34   $2,137.55   $3,354.23
with IPP Rider..................  $1,073.04   $1,795.99   $2,347.30   $3,775.73
with EBB Rider..................  $1,058.83   $1,754.24   $2,277.82   $3,637.32
with ADBR Rider.................  $1,063.57   $1,768.17   $2,301.03   $3,683.69
with IPP & EBB Riders...........  $1,101.47   $1,879.87   $2,487.56   $4,058.82
with IPP & ADBR Riders..........  $1,106.21   $1,893.81   $2,510.78   $4,105.18
with EBB & ADBR Riders..........  $1,092.00   $1,852.06   $2,441.30   $3,966.80
with All Riders.................  $1,134.64   $1,977.69   $2,651.03   $4,388.28
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..............  $1,059.86   $1,757.27   $2,282.89   $3,647.47
with IPP Rider..................  $1,102.37   $1,881.72   $2,489.25   $4,054.81
with EBB Rider..................  $1,088.20   $1,840.37   $2,420.90   $3,921.05
with ADBR Rider.................  $1,092.93   $1,854.17   $2,443.73   $3,965.86
with IPP & EBB Riders...........  $1,130.71   $1,964.81   $2,627.25   $4,328.38
with IPP & ADBR Riders..........  $1,135.44   $1,978.60   $2,650.07   $4,373.16
with EBB & ADBR Riders..........  $1,121.27   $1,937.25   $2,581.74   $4,239.45
with All Riders.................  $1,163.78   $2,061.70   $2,788.10   $4,646.77
-------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..............  $1,048.45   $1,723.68   $2,226.85   $3,535.04
with IPP Rider..................  $1,091.02   $1,848.59   $2,434.52   $3,947.79
with EBB Rider..................  $1,076.83   $1,807.09   $2,365.73   $3,812.28
with ADBR Rider.................  $1,081.56   $1,820.94   $2,388.71   $3,857.66
with IPP & EBB Riders...........  $1,119.39   $1,931.99   $2,573.39   $4,225.02
with IPP & ADBR Riders..........  $1,124.12   $1,945.85   $2,596.38   $4,270.43
with EBB & ADBR Riders..........  $1,109.94   $1,904.34   $2,527.60   $4,134.90
with All Riders.................  $1,152.50   $2,029.25   $2,735.25   $4,547.66
-------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..............  $1,032.30   $1,675.97   $2,146.99   $3,373.43
with IPP Rider..................  $1,074.94   $1,801.53   $2,356.50   $3,793.98
with EBB Rider..................  $1,060.72   $1,759.81   $2,287.11   $3,655.91
with ADBR Rider.................  $1,065.46   $1,773.74   $2,310.30   $3,702.18
with IPP & EBB Riders...........  $1,103.36   $1,885.37   $2,496.64   $4,076.47
with IPP & ADBR Riders..........  $1,108.10   $1,899.29   $2,519.81   $4,122.74
with EBB & ADBR Riders..........  $1,093.89   $1,857.58   $2,450.42   $3,984.65
with All Riders.................  $1,136.52   $1,983.13   $2,659.94   $4,405.21
-------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders..............  $1,022.80   $1,647.81   $2,099.73   $3,277.07
with IPP Rider..................  $1,065.47   $1,773.76   $2,310.35   $3,702.29
with EBB Rider..................  $1,051.25   $1,731.91   $2,240.58   $3,562.66
with ADBR Rider.................  $1,055.99   $1,745.88   $2,263.90   $3,609.45
with IPP & EBB Riders...........  $1,093.93   $1,857.87   $2,451.22   $3,987.90
with IPP & ADBR Riders..........  $1,098.67   $1,871.83   $2,474.52   $4,034.67
with EBB & ADBR Riders..........  $1,084.44   $1,829.97   $2,404.75   $3,895.04
with All Riders.................  $1,127.12   $1,955.94   $2,615.38   $4,320.26
-------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..............  $1,035.15   $1,684.40   $2,161.12   $3,402.14
with IPP Rider..................  $1,077.77   $1,809.84   $2,370.31   $3,821.31
with EBB Rider..................  $1,063.56   $1,768.16   $2,301.03   $3,683.70
with ADBR Rider.................  $1,068.30   $1,782.07   $2,324.16   $3,729.79
with IPP & EBB Riders...........  $1,106.19   $1,893.62   $2,510.22   $4,102.87
with IPP & ADBR Riders..........  $1,110.92   $1,907.52   $2,533.37   $4,148.99
with EBB & ADBR Riders..........  $1,096.71   $1,865.83   $2,464.06   $4,011.34
with All Riders.................  $1,139.34   $1,991.28   $2,673.27   $4,430.54
-------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..............  $1,020.89   $1,642.17   $2,090.24   $3,257.67
with IPP Rider..................  $1,063.58   $1,768.21   $2,301.10   $3,683.84
with EBB Rider..................  $1,049.35   $1,726.32   $2,231.26   $3,543.91
with ADBR Rider.................  $1,054.10   $1,740.31   $2,254.60   $3,590.79
with IPP & EBB Riders...........  $1,092.04   $1,852.36   $2,442.12   $3,970.07
with IPP & ADBR Riders..........  $1,096.78   $1,866.33   $2,465.44   $4,016.96
with EBB & ADBR Riders..........  $1,082.55   $1,824.46   $2,395.60   $3,877.02
with All Riders.................  $1,125.24   $1,950.48   $2,606.44   $4,303.16
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders..............  $1,027.54   $1,661.90   $2,123.37   $3,325.36
with IPP Rider..................  $1,070.20   $1,787.65   $2,333.45   $3,748.25
with EBB Rider..................  $1,055.98   $1,745.87   $2,263.88   $3,609.41
with ADBR Rider.................  $1,060.72   $1,759.81   $2,287.12   $3,655.92
with IPP & EBB Riders...........  $1,098.64   $1,871.62   $2,473.94   $4,032.28
with IPP & ADBR Riders..........  $1,103.38   $1,885.57   $2,497.19   $4,078.81
with EBB & ADBR Riders..........  $1,089.16   $1,843.79   $2,427.61   $3,939.96
with All Riders.................  $1,131.82   $1,969.54   $2,637.69   $4,362.86
-------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders..............  $1,049.41   $1,726.50   $2,231.53   $3,544.46
with IPP Rider..................  $1,091.97   $1,851.36   $2,439.09   $3,956.76
with EBB Rider..................  $1,077.78   $1,809.86   $2,370.35   $3,821.37
with ADBR Rider.................  $1,082.51   $1,823.71   $2,393.31   $3,866.75
with IPP & EBB Riders...........  $1,120.34   $1,934.74   $2,577.91   $4,233.70
with IPP & ADBR Riders..........  $1,125.07   $1,948.58   $2,600.86   $4,279.05
with EBB & ADBR Riders..........  $1,110.88   $1,907.09   $2,532.12   $4,143.67
with All Riders.................  $1,153.44   $2,031.96   $2,739.67   $4,555.98
-------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders..............  $1,051.31   $1,732.10   $2,240.89   $3,563.28
with IPP Rider..................  $1,093.86   $1,856.90   $2,448.24   $3,974.67
with EBB Rider..................  $1,079.68   $1,815.42   $2,379.56   $3,839.60
with ADBR Rider.................  $1,084.41   $1,829.26   $2,402.50   $3,884.85
with IPP & EBB Riders...........  $1,122.23   $1,940.22   $2,586.90   $4,250.98
with IPP & ADBR Riders..........  $1,126.96   $1,954.05   $2,609.83   $4,296.23
with EBB & ADBR Riders..........  $1,112.77   $1,912.58   $2,541.16   $4,161.18
with All Riders.................  $1,155.32   $2,037.37   $2,748.50   $4,572.56
-------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders..............  $1,052.26   $1,734.89   $2,245.56   $3,572.68
with IPP Rider..................  $1,094.80   $1,859.64   $2,452.78   $3,983.60
with EBB Rider..................  $1,080.62   $1,818.19   $2,384.16   $3,848.68
with ADBR Rider.................  $1,085.35   $1,832.02   $2,407.08   $3,893.88
with IPP & EBB Riders...........  $1,123.17   $1,942.94   $2,591.38   $4,259.63
with IPP & ADBR Riders..........  $1,127.89   $1,956.78   $2,614.31   $4,304.82
with EBB & ADBR Riders..........  $1,113.71   $1,915.32   $2,545.67   $4,169.89
with All Riders.................  $1,156.26   $2,040.07   $2,752.90   $4,580.84
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders..............  $1,055.11   $1,743.30   $2,259.59   $3,600.80
with IPP Rider..................  $1,097.65   $1,867.93   $2,466.48   $4,010.36
with EBB Rider..................  $1,083.47   $1,826.51   $2,397.95   $3,875.90
with ADBR Rider.................  $1,088.19   $1,840.33   $2,420.84   $3,920.94
with IPP & EBB Riders...........  $1,126.00   $1,951.15   $2,604.85   $4,285.47
with IPP & ADBR Riders..........  $1,130.73   $1,964.97   $2,627.74   $4,330.54
with EBB & ADBR Riders..........  $1,116.55   $1,923.55   $2,559.21   $4,196.04
with All Riders.................  $1,159.08   $2,048.19   $2,766.10   $4,605.62
-------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
without any Riders..............  $1,071.27   $1,790.77   $2,338.65   $3,758.56
with IPP Rider..................  $1,113.73   $1,914.76   $2,543.70   $4,160.51
with EBB Rider..................  $1,099.57   $1,873.57   $2,475.79   $4,028.54
with ADBR Rider.................  $1,104.29   $1,887.30   $2,498.47   $4,072.75
with IPP & EBB Riders...........  $1,142.03   $1,997.54   $2,680.83   $4,430.48
with IPP & ADBR Riders..........  $1,146.75   $2,011.29   $2,703.51   $4,474.68
with EBB & ADBR Riders..........  $1,132.60   $1,970.10   $2,635.60   $4,342.72
with All Riders.................  $1,175.06   $2,094.08   $2,840.67   $4,744.69
-------------------------------------------------------------------------------

                                     EXPENSES IF YOU SURRENDERED YOUR POLICY
-------------------------------------------------------------------------------
      INVESTMENT DIVISION           1 YR        3 YR        5 YR        10 YR
-------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO
without any Riders..............  $1,052.26   $1,734.89   $2,245.56   $3,572.68
with IPP Rider..................  $1,094.80   $1,859.64   $2,452.78   $3,983.60
with EBB Rider..................  $1,080.62   $1,818.19   $2,384.16   $3,848.68
with ADBR Rider.................  $1,085.35   $1,832.02   $2,407.08   $3,893.88
with IPP & EBB Riders...........  $1,123.17   $1,942.94   $2,591.38   $4,259.63
with IPP & ADBR Riders..........  $1,127.89   $1,956.78   $2,614.31   $4,304.82
with EBB & ADBR Riders..........  $1,113.71   $1,915.32   $2,545.67   $4,169.89
with All Riders.................  $1,156.26   $2,040.07   $2,752.90   $4,580.84
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
without any Riders..............  $1,048.45   $1,723.68   $2,226.85   $3,535.04
with IPP Rider..................  $1,091.02   $1,848.59   $2,434.52   $3,947.79
with EBB Rider..................  $1,076.83   $1,807.09   $2,365.73   $3,812.28
with ADBR Rider.................  $1,081.56   $1,820.94   $2,388.71   $3,857.66
with IPP & EBB Riders...........  $1,119.39   $1,931.99   $2,573.39   $4,225.02
with IPP & ADBR Riders..........  $1,124.12   $1,945.85   $2,596.38   $4,270.43
with EBB & ADBR Riders..........  $1,109.94   $1,904.34   $2,527.60   $4,134.90
with All Riders.................  $1,152.50   $2,029.25   $2,735.25   $4,547.66
-------------------------------------------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $1,057.96   $1,751.68   $2,273.57   $3,628.83
with IPP Rider..................  $1,100.48   $1,876.20   $2,480.15   $4,037.06
with EBB Rider..................  $1,086.31   $1,834.83   $2,411.72   $3,903.01
with ADBR Rider.................  $1,091.03   $1,848.63   $2,434.58   $3,947.92
with IPP & EBB Riders...........  $1,128.83   $1,959.35   $2,618.30   $4,311.25
with IPP & ADBR Riders..........  $1,133.55   $1,973.16   $2,641.15   $4,356.14
with EBB & ADBR Riders..........  $1,119.38   $1,931.78   $2,572.73   $4,222.11
with All Riders.................  $1,161.90   $2,056.30   $2,779.31   $4,630.34
-------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders..............  $1,139.70   $1,990.02   $2,667.20   $4,397.56
with IPP Rider..................  $1,181.85   $2,111.26   $2,864.61   $4,768.53
with EBB Rider..................  $1,167.80   $2,070.98   $2,799.22   $4,646.74
with ADBR Rider.................  $1,172.49   $2,084.43   $2,821.07   $4,687.55
with IPP & EBB Riders...........  $1,209.96   $2,192.22   $2,996.62   $5,017.71
with IPP & ADBR Riders..........  $1,214.64   $2,205.66   $3,018.45   $5,058.49
with EBB & ADBR Riders..........  $1,200.59   $2,165.37   $2,953.07   $4,936.70
with All Riders.................  $1,242.74   $2,286.61   $3,150.47   $5,307.67
-------------------------------------------------------------------------------
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..............  $1,111.19   $1,907.37   $2,531.54   $4,136.98
with IPP Rider..................  $1,153.47   $2,029.75   $2,732.09   $4,520.57
with EBB Rider..................  $1,139.37   $1,989.09   $2,665.67   $4,394.63
with ADBR Rider.................  $1,144.07   $2,002.65   $2,687.85   $4,436.82
with IPP & EBB Riders...........  $1,181.66   $2,111.46   $2,866.23   $4,778.26
with IPP & ADBR Riders..........  $1,186.35   $2,125.02   $2,888.41   $4,820.44
with EBB & ADBR Riders..........  $1,172.26   $2,084.36   $2,821.99   $4,694.48
with All Riders.................  $1,214.54   $2,206.74   $3,022.54   $5,078.10
-------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2005

                                      FOR

               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                            (A DELAWARE CORPORATION)


             51 MADISON AVENUE, ROOM 651, NEW YORK, NEW YORK 10010

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current LifeStages(R) Premium Plus Elite Variable Annuity Prospectus. You should read the SAI in conjunction with the current LifeStages(R) Premium Plus Elite Variable Annuity Prospectus dated May 1, 2005. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in this SAI have the same meaning as in the current LifeStages(R) Premium Plus Elite Variable Annuity Prospectus.


     In states where approved, NYLIAC is offering an individual single premium version of the LifeStages(R) Premium Plus Elite Variable Annuity policies. Appendix 1 of this SAI modifies this SAI to describe the single premium version of the policies.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
THE POLICIES................................................     2
     Valuation of Accumulation Units........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................     3
     Tax Status of the Policies.............................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     4
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                     (a/b)
Where: a= the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b= is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period.

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income--Guaranteed Period Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.


     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.


                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.


     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.


     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.


     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.



     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.


     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS


     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYLIAC?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.


                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004, included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2004, and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                                   APPENDIX 1

                      STATEMENT OF ADDITIONAL INFORMATION


                               DATED MAY 1, 2005



     NYLIAC offers in the states of Alabama, Kentucky, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina, Utah and Washington, an individual single premium version of the LifeStages(R) Premium Plus Elite Variable Annuity policies. This Appendix modifies the May 1, 2005 Statement of Additional Information ("SAI") for the policies to describe the single premium version of the policies.



     When reading this Appendix together with the SAI, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit will be credited to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, We may receive parts of your purchase payment on different Business Days.



     Accordingly, except in the circumstances described above, all references throughout the Statement of Additional Information to premium payments in the plural (and any Credits thereon) should be read to mean the singular. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

                          Supplement dated May 1, 2005



                   to the Prospectuses dated May 1, 2005 for

                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                     LIFESTAGES(R) SELECT VARIABLE ANNUITY
                         LIFESTAGES(R) VARIABLE ANNUITY
                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND
                      LIFESTAGES(R) ELITE VARIABLE ANNUITY

               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY


                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY


                                  INVESTING IN
               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


This supplement amends the Prospectus for the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Variable Annuity, LifeStages(R) Elite Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity and the LifeStages(R) Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.



This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2005 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:


A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:


        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.


2. Replace the definition of "Qualified Policies" with the following:


        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.


3. Add the following definition of "Pension Plan":

        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS


1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:


        (a) for LifeStages(R) Variable Annuity policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


          (c) for LifeStages(R) Essentials policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (d) for LifeStages(R) Select policies:

              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


          (e) for LifeStages(R) Elite policies:

              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (f) for LifeStages(R) Premium Plus Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.



          (g) for LifeStages(R) Access policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.


C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:


        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.


3. In the same paragraph, delete the disclosure immediately following clause (4) (for the LifeStages(R) Flexible Premium Variable Annuity) and immediately following clause (5) (for the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity and the LifeStages(R) Select Variable Annuity policies) and replace it with the following:


        An Unemployment Benefit Rider (not available for Non-Qualified Policies issued to fund a Pension Plan) and Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;


D. THE POLICIES -- Policy Application and Premium Payments


1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:


        (a) for LifeStages(R) Variable Annuity policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.


        (c) for LifeStages(R) Essentials policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



        (d) for LifeStages(R) Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.


        (e) for LifeStages(R) Elite policies:

            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (f) for LifeStages(R) Premium Plus Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.



          (g) for LifeStages(R) Access policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.


2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:


        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.


E. THE POLICIES -- Riders


1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:



        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).



2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:



        For all IRAs, Roth IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.


3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:


        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.


4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------


                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $7,139,819       $4,718,308       $4,517,393
                                                                ----------       ----------       ----------
      Total net assets......................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
    Variable accumulation
      unit value............................................    $    10.53       $    11.49       $     1.01
                                                                ==========       ==========       ==========
Identified Cost of Investment...............................    $7,307,910       $4,486,734       $4,517,436
                                                                ==========       ==========       ==========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $8,088,922      $14,415,022       $6,537,539
                                                                ----------      -----------       ----------
      Total net assets......................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
    Variable accumulation
      unit value............................................    $    13.26      $     12.21       $    12.61
                                                                ==========      ===========       ==========
Identified Cost of Investment...............................    $7,367,717      $13,516,607       $5,927,728
                                                                ==========      ===========       ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ------------------------------------------------------------------------------------------------------------------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ----------      ----------      ----------      -----------     ----------      ----------      ----------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $    12.34      $    11.50      $    10.39      $     12.08     $    13.33      $    13.06      $    13.92
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,202,959      $7,807,899      $4,321,937      $21,494,488     $5,756,455      $4,421,562      $7,353,153
     ==========      ==========      ==========      ===========     ==========      ==========      ==========

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    --------------------------------------------------------------------------------------------------------------------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ----------      ----------      ----------      ----------      ----------      ----------        ----------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $    11.32      $    12.57      $    12.06      $    11.87      $    10.25      $    11.44        $    12.95
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,397,865      $5,225,314      $1,790,156      $2,357,289      $1,868,153      $2,429,844        $3,087,853
     ==========      ==========      ==========      ==========      ==========      ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                   COLONIAL
                                                                                   SMALL CAP         DREYFUS IP
                                                                 CALVERT          VALUE FUND         TECHNOLOGY
                                                                  SOCIAL       VARIABLE SERIES--      GROWTH--
                                                                 BALANCED           CLASS B        SERVICE SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $941,461          $207,211          $3,289,474
                                                                 --------          --------          ----------
      Total net assets......................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
    Variable accumulation
      unit value............................................     $  11.19          $  10.27          $    11.21
                                                                 ========          ========          ==========
Identified Cost of Investment...............................     $904,517          $207,077          $3,167,480
                                                                 ========          ========          ==========

                                                                                                  NEUBERGER
                                                                                                    BERMAN
                                                                  MFS(R)           MFS(R)            AMT
                                                                 RESEARCH        UTILITIES         MID-CAP
                                                                 SERIES--         SERIES--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS       CLASS S
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $632,302        $2,137,585        $518,755
                                                                 --------        ----------        --------
      Total net assets......................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
    Variable accumulation
      unit value............................................     $  12.27        $    13.14        $  11.84
                                                                 ========        ==========        ========
Identified Cost of Investment...............................     $571,647        $1,949,697        $475,051
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                         FIDELITY(R)                                          JANUS ASPEN
      FIDELITY(R)            VIP            FIDELITY(R)      JANUS ASPEN         SERIES           MFS(R)
          VIP              EQUITY--             VIP             SERIES         WORLDWIDE        INVESTORS
    CONTRAFUND(R)--        INCOME--          MID CAP--        BALANCED--        GROWTH--      TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ----------         ----------        ----------        ----------       ----------        --------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $    12.76         $    12.09        $    14.45        $    11.52       $    11.20        $  11.79
       ==========         ==========        ==========        ==========       ==========        ========
       $9,052,115         $6,076,653        $5,574,340        $4,621,882       $1,986,167        $528,799
       ==========         ==========        ==========        ==========       ==========        ========

                                             VAN KAMPEN
       T. ROWE                                  UIF              VICTORY
        PRICE             VAN ECK             EMERGING             VIF
        EQUITY           WORLDWIDE            MARKETS          DIVERSIFIED
        INCOME              HARD              EQUITY--           STOCK--
    PORTFOLIO--II          ASSETS             CLASS II        CLASS A SHARES
    ------------------------------------------------------------------------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     -----------         ----------          ----------          --------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $     12.88         $    14.11          $    14.48          $  11.17
     ===========         ==========          ==========          ========
     $ 9,734,777         $2,039,981          $2,103,532          $767,664
     ===========         ==========          ==========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $ 242,466         $  3,421       $    26,308
                                                                ---------         --------       -----------
      Net investment income (loss)..........................      242,466            3,421            26,308
                                                                ---------         --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      200,222          157,497         6,168,671
  Cost of investments sold..................................     (208,876)        (151,723)       (6,168,731)
                                                                ---------         --------       -----------
      Net realized gain (loss) on investments...............       (8,654)           5,774               (60)
  Realized gain distribution received.......................       76,632               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (132,894)         210,540               (42)
                                                                ---------         --------       -----------
      Net gain (loss) on investments........................      (64,916)         216,314              (102)
                                                                ---------         --------       -----------
        Net increase (decrease) in net assets resulting
          from operations...................................    $ 177,550         $219,735       $    26,206
                                                                =========         ========       ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 51,002        $  191,592        $     --
                                                                 --------        ----------        --------
      Net investment income (loss)..........................       51,002           191,592              --
                                                                 --------        ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       39,210            15,460         103,564
  Cost of investments sold..................................      (32,398)          (14,127)        (92,469)
                                                                 --------        ----------        --------
      Net realized gain (loss) on investments...............        6,812             1,333          11,095
  Realized gain distribution received.......................       69,353                --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      686,056           865,218         582,688
                                                                 --------        ----------        --------
      Net gain (loss) on investments........................      762,221           866,551         593,783
                                                                 --------        ----------        --------
        Net increase (decrease) in net assets resulting
          from operations...................................     $813,223        $1,058,143        $593,783
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     MAINSTAY VP                                         MAINSTAY VP       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP        HIGH YIELD      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--    CORPORATE BOND--      EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------
       $ 27,597        $ 138,461        $ 167,819         $1,388,860         $ 47,447         $ 14,965        $       --
       --------        ---------        ---------         ----------         --------         --------        ----------
         27,597          138,461          167,819          1,388,860           47,447           14,965                --
       --------        ---------        ---------         ----------         --------         --------        ----------
         53,856          158,823          178,485            480,249           32,128           39,019            90,549
        (50,328)        (151,509)        (182,479)          (464,411)         (26,613)         (32,969)          (80,685)
       --------        ---------        ---------         ----------         --------         --------        ----------
          3,528            7,314           (3,994)            15,838            5,515            6,050             9,864
             --               --               --                 --               --          101,812                --
        161,554          274,186          (73,241)           156,499          704,494          529,204         1,264,612
       --------        ---------        ---------         ----------         --------         --------        ----------
        165,082          281,500          (77,235)           172,337          710,009          637,066         1,274,476
       --------        ---------        ---------         ----------         --------         --------        ----------
       $192,679        $ 419,961        $  90,584         $1,561,197         $757,456         $652,031        $1,274,476
       ========        =========        =========         ==========         ========         ========        ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $ 52,615         $ 51,824         $ 28,667        $  19,210        $     733         $     --          $     --
       --------         --------         --------        ---------        ---------         --------          --------
         52,615           51,824           28,667           19,210              733               --                --
       --------         --------         --------        ---------        ---------         --------          --------
         84,392           63,403           76,001          147,447          154,369           46,522            72,200
        (80,275)         (55,932)         (69,994)        (135,561)        (163,279)         (46,483)          (65,202)
       --------         --------         --------        ---------        ---------         --------          --------
          4,117            7,471            6,007           11,886           (8,910)              39             6,998
             --               --               --               --               --               --                --
        118,801          357,158          107,559          180,674           49,429          188,086           343,615
       --------         --------         --------        ---------        ---------         --------          --------
        122,918          364,629          113,566          192,560           40,519          188,125           350,613
       --------         --------         --------        ---------        ---------         --------          --------
       $175,533         $416,453         $142,233        $ 211,770        $  41,252         $188,125          $350,613
       ========         ========         ========        =========        =========         ========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                  COLONIAL
                                                                                 SMALL CAP
                                                                                 VALUE FUND       DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED        CLASS B(A)     SERVICE SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 15,372          $  576         $      --
                                                                 --------          ------         ---------
      Net investment income (loss)..........................       15,372             576                --
                                                                 --------          ------         ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       18,272              --           256,108
  Cost of investments sold..................................      (17,859)             --          (280,074)
                                                                 --------          ------         ---------
      Net realized gain (loss) on investments...............          413              --           (23,966)
  Realized gain distribution received.......................           --           3,762                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       36,818             134           117,087
                                                                 --------          ------         ---------
      Net gain (loss) on investments........................       37,231           3,896            93,121
                                                                 --------          ------         ---------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 52,603          $4,472         $  93,121
                                                                 ========          ======         =========

                                                                                                    NEUBERGER
                                                                                                      BERMAN
                                                                  MFS(R)            MFS(R)             AMT
                                                                 RESEARCH         UTILITIES          MID-CAP
                                                                 SERIES--          SERIES--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS(B)     CLASS S(B)
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  1,6$62......         $     --          $    --
                                                                 --------          --------          -------
      Net investment income (loss)..........................        1,662                --               --
                                                                 --------          --------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       42,726            17,985            9,179
  Cost of investments sold..................................      (39,749)          (17,362)          (8,368)
                                                                 --------          --------          -------
      Net realized gain (loss) on investments...............        2,977               623              811
  Realized gain distribution received.......................           --                --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       59,068           187,888           43,704
                                                                 --------          --------          -------
      Net gain (loss) on investments........................       62,045           188,511           44,515
                                                                 --------          --------          -------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 63,707          $188,511          $44,515
                                                                 ========          ========          =======

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                  JANUS ASPEN
      FIDELITY(R)          FIDELITY(R)        FIDELITY(R)       JANUS ASPEN          SERIES           MFS(R)
          VIP                  VIP                VIP              SERIES          WORLDWIDE        INVESTORS
    CONTRAFUND(R)--      EQUITY--INCOME--      MID CAP--         BALANCED--         GROWTH--      TRUST SERIES--
    SERVICE CLASS 2      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES   SERVICE CLASS
  --------------------------------------------------------------------------------------------------------------
<S
        $  2,418             $ 13,411          $     --           $ 90,124          $ 14,452         $   495
        --------             --------          --------           --------          --------         -------
           2,418               13,411                --             90,124            14,452             495
        --------             --------          --------           --------          --------         -------
          36,136               13,428            32,508            162,033            71,222          10,753
         (29,685)             (12,426)          (28,487)          (155,221)          (70,677)         (9,981)
        --------             --------          --------           --------          --------         -------
           6,451                1,002             4,021              6,812               545             772
              --                3,495                --                 --                --              --
         902,770              501,120           919,761            214,370            99,259          48,946
        --------             --------          --------           --------          --------         -------
         909,221              505,617           923,782            221,182            99,804          49,718
        --------             --------          --------           --------          --------         -------
        $911,639             $519,028          $923,782           $311,306          $114,256         $50,213
        ========             ========          ========           ========          ========         =======


                                                       VAN KAMPEN
                                                          UIF                  VICTORY
       T. ROWE PRICE             VAN ECK                EMERGING                 VIF
           EQUITY               WORLDWIDE               MARKETS              DIVERSIFIED
           INCOME                  HARD                 EQUITY--               STOCK--
       PORTFOLIO--II              ASSETS                CLASS II          CLASS A SHARES(B)
    -----------------------------------------------------------------------------------------
         $  86,032               $    501               $  6,935               $  4,280
         ---------               --------               --------               --------
            86,032                    501                  6,935                  4,280
         ---------               --------               --------               --------
           283,316                 73,444                 22,118                 91,667
          (271,501)               (63,325)               (19,439)               (86,091)
         ---------               --------               --------               --------
            11,815                 10,119                  2,679                  5,576
           180,673                     --                     --                     --
           698,849                239,556                397,784                 41,084
         ---------               --------               --------               --------
           891,337                249,675                400,463                 46,660
         ---------               --------               --------               --------
         $ 977,369               $250,176               $407,398               $ 50,940
         =========               ========               ========               ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003


                                                            MAINSTAY VP              MAINSTAY VP
                                                              BOND--           CAPITAL APPRECIATION--
                                                           SERVICE CLASS            SERVICE CLASS
                                                       ---------------------   -----------------------
                                                          2004        2003        2004         2003
                                                       -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  242,466   $ 24,757   $    3,421    $    759
    Net realized gain (loss) on investments..........      (8,654)      (178)       5,774          --
    Realized gain distribution received..............      76,632     15,028           --          --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (132,894)   (35,197)     210,540      21,034
                                                       ----------   --------   ----------    --------
      Net increase (decrease) in net assets
        resulting from operations....................     177,550      4,410      219,735      21,793
                                                       ----------   --------   ----------    --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,479,913    557,348    3,126,108     573,694
    Policyowners' surrenders.........................     (62,943)      (399)     (76,655)         --
    Policyowners' annuity and death benefits.........     (46,378)        --           --          --
    Net transfers from (to) Fixed Account............   1,747,743     65,224      897,251      27,281
    Transfers between Investment Divisions...........     183,169     34,182     (100,979)     30,080
                                                       ----------   --------   ----------    --------
      Net contributions and (withdrawals)............   6,301,504    656,355    3,845,725     631,055
                                                       ----------   --------   ----------    --------
        Increase (decrease) in net assets............   6,479,054    660,765    4,065,460     652,848
NET ASSETS:
    Beginning of year................................     660,765         --      652,848          --
                                                       ----------   --------   ----------    --------
    End of year......................................  $7,139,819   $660,765   $4,718,308    $652,848
                                                       ==========   ========   ==========    ========

                                                             MAINSTAY VP               MAINSTAY VP
                                                              HIGH YIELD              INTERNATIONAL
                                                           CORPORATE BOND--             EQUITY--
                                                            SERVICE CLASS             SERVICE CLASS
                                                       ------------------------   ---------------------
                                                          2004          2003         2004        2003
                                                       ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,388,860   $  188,531   $   47,447   $  7,878
    Net realized gain (loss) on investments..........       15,838        2,400        5,515      1,066
    Realized gain distribution received..............           --           --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................      156,499     (109,434)     704,494     20,610
                                                       -----------   ----------   ----------   --------
      Net increase (decrease) in net assets
        resulting from operations....................    1,561,197       81,497      757,456     29,554
                                                       -----------   ----------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   13,017,058    2,702,631    3,633,324    446,156
    Policyowners' surrenders.........................     (323,517)      (1,586)     (51,147)        --
    Policyowners' annuity and death benefits.........      (83,253)          --           --         --
    Net transfers from (to) Fixed Account............    5,056,549      173,918    1,246,083     27,967
    Transfers between Investment Divisions...........     (656,329)      13,388      353,810     38,356
                                                       -----------   ----------   ----------   --------
      Net contributions and (withdrawals)............   17,010,508    2,888,351    5,182,070    512,479
                                                       -----------   ----------   ----------   --------
        Increase (decrease) in net assets............   18,571,705    2,969,848    5,939,526    542,033
NET ASSETS:
    Beginning of year................................    2,969,848           --      542,033         --
                                                       -----------   ----------   ----------   --------
    End of year......................................  $21,541,553   $2,969,848   $6,481,559   $542,033
                                                       ===========   ==========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


          MAINSTAY VP               MAINSTAY VP             MAINSTAY VP             MAINSTAY VP
              CASH                COMMON STOCK--           CONVERTIBLE--           GOVERNMENT--
           MANAGEMENT              SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ------------------------   ---------------------   ---------------------   ---------------------
       2004          2003         2004        2003        2004        2003        2004        2003
    ------------------------------------------------------------------------------------------------
    $    26,308   $      507   $   27,597   $  2,695   $  138,461   $ 18,737   $  167,819   $ 15,800
            (60)          --        3,528         --        7,314        283       (3,994)        --
             --           --           --         --           --         --           --         --
            (42)          (2)     161,554     10,663      274,186     13,142      (73,241)   (13,109)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
         26,206          505      192,679     13,358      419,961     32,162       90,584      2,691
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      7,375,797    1,322,152    1,407,340    254,397    3,860,620    797,432    2,706,021    319,316
       (134,546)      (4,632)     (39,038)       (80)    (118,998)      (404)     (54,241)      (546)
        (45,782)          --           --         --      (50,688)        --           --         --
        626,753       35,818      450,129     15,789    2,943,093    137,212    1,056,903     57,113
     (4,379,509)    (305,369)      43,271     37,331       48,647     26,190       57,852       (106)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,442,713    1,047,969    1,861,702    307,437    6,682,674    960,430    3,766,535    375,777
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,468,919    1,048,474    2,054,381    320,795    7,102,635    992,592    3,857,119    378,468
      1,048,474           --      320,795         --      992,592         --      378,468         --
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
    $ 4,517,393   $1,048,474   $2,375,176   $320,795   $8,095,227   $992,592   $4,235,587   $378,468
    ===========   ==========   ==========   ========   ==========   ========   ==========   ========

         MAINSTAY VP              MAINSTAY VP              MAINSTAY VP              MAINSTAY VP
       MID CAP CORE--          MID CAP GROWTH--          MID CAP VALUE--          S&P 500 INDEX--
        SERVICE CLASS            SERVICE CLASS            SERVICE CLASS            SERVICE CLASS
    ---------------------   -----------------------   ---------------------   ------------------------
       2004        2003        2004         2003         2004        2003        2004          2003
    --------------------------------------------------------------------------------------------------
    $   14,965   $  1,400   $       --   $       --   $   51,002   $  5,713   $   191,592   $   13,067
         6,050         (1)       9,864           88        6,812      1,490         1,333           72
       101,812         --           --           --       69,353         --            --           --
       529,204     14,928    1,264,612       28,559      686,056     35,150       865,218       33,196
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
       652,031     16,327    1,274,476       28,647      813,223     42,353     1,058,143       46,335
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     2,569,387    427,623    4,744,990      913,352    4,191,052    613,298     8,922,061    1,097,603
       (40,870)    (1,228)    (102,904)        (103)    (121,928)    (1,067)     (163,770)      (1,431)
        (6,346)        --       (6,133)          --      (26,288)        --            --           --
     1,052,550     34,986    1,323,155       54,613    2,061,332     75,685     2,770,432       47,779
       257,002      4,231      411,276        4,955      440,137      1,125       604,609       33,261
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     3,831,723    465,612    6,370,384      972,817    6,544,305    689,041    12,133,332    1,177,212
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     4,483,754    481,939    7,644,860    1,001,464    7,357,528    731,394    13,191,475    1,223,547
       481,939         --    1,001,464           --      731,394         --     1,223,547           --
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
    $4,965,693   $481,939   $8,646,324   $1,001,464   $8,088,922   $731,394   $14,415,022   $1,223,547
    ==========   ========   ==========   ==========   ==========   ========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            MAINSTAY VP
                                                             SMALL CAP              MAINSTAY VP
                                                             GROWTH--             TOTAL RETURN--
                                                           SERVICE CLASS           SERVICE CLASS
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $   52,615   $  5,981
    Net realized gain (loss) on investments..........      11,095      1,959        4,117         17
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     582,688     27,123      118,801        535
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     593,783     29,082      175,533      6,533
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   3,719,091    669,182    1,947,912    360,292
    Policyowners' surrenders.........................     (63,776)       (79)     (69,261)        --
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............   1,322,835     45,473    1,057,762     30,924
    Transfers between Investment Divisions...........     220,888      1,060        7,506         --
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,199,038    715,636    2,943,919    391,216
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   5,792,821    744,718    3,119,452    397,749
NET ASSETS:
    Beginning of year................................     744,718         --      397,749         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,537,539   $744,718   $3,517,201   $397,749
                                                       ==========   ========   ==========   ========


                                                            MAINSTAY VP           ALGER AMERICAN
                                                            LORD ABBETT                SMALL
                                                        DEVELOPING GROWTH--      CAPITALIZATION--
                                                           SERVICE CLASS          CLASS S SHARES
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $       --   $     --
    Net realized gain (loss) on investments..........          39        142        6,998         91
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     188,086        137      343,615      4,568
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     188,125        279      350,613      4,659
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   1,724,862    182,471    2,191,611    154,706
    Policyowners' surrenders.........................      (9,265)       (67)     (44,012)    (1,242)
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............     434,706      8,189      589,643     17,765
    Transfers between Investment Divisions...........      87,562      1,205      172,296         (3)
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   2,237,865    191,798    2,909,538    171,226
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   2,425,990    192,077    3,260,151    175,885
NET ASSETS:
    Beginning of year................................     192,077         --      175,885         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $2,618,067   $192,077   $3,436,036   $175,885
                                                       ==========   ========   ==========   ========

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                         MAINSTAY VP             MAINSTAY VP
                                 MAINSTAY VP            DREYFUS LARGE            EAGLE ASSET
         MAINSTAY VP          AMERICAN CENTURY             COMPANY               MANAGEMENT
           VALUE--            INCOME & GROWTH--            VALUE--             GROWTH EQUITY--
        SERVICE CLASS           SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ---------------------   ---------------------   ---------------------   ---------------------
       2004        2003        2004        2003        2004        2003        2004        2003
    ---------------------------------------------------------------------------------------------
    $   51,824   $  5,932   $   28,667   $  1,603   $   19,210   $  1,787   $      733   $    256
         7,471         12        6,007         --       11,886          2       (8,910)       205
            --         --           --         --           --         --           --         --
       357,158     16,056      107,559      5,925      180,674     11,465       49,429      9,698
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
       416,453     22,000      142,233      7,528      211,770     13,254       41,252     10,159
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     3,145,810    392,656    1,013,598    121,506    1,386,385    256,638    1,222,151    285,719
       (90,037)      (222)     (29,218)       (10)     (45,127)      (106)     (24,967)        --
       (11,991)        --           --         --           --         --           --         --
     1,568,172     54,613      618,249      5,278      664,960     40,005      398,470     19,204
       101,435       (360)      24,476         --       21,679        (30)     (29,700)     4,992
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     4,713,389    446,687    1,627,105    126,774    2,027,897    296,507    1,565,954    309,915
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     5,129,842    468,687    1,769,338    134,302    2,239,667    309,761    1,607,206    320,074
       468,687         --      134,302         --      309,761         --      320,074         --
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
    $5,598,529   $468,687   $1,903,640   $134,302   $2,549,428   $309,761   $1,927,280   $320,074
    ==========   ========   ==========   ========   ==========   ========   ==========   ========

                           COLONIAL
                          SMALL CAP
                          VALUE FUND        DREYFUS IP              FIDELITY(R)
          CALVERT          VARIABLE         TECHNOLOGY                  VIP
          SOCIAL           SERIES--          GROWTH--             CONTRAFUND(R)--
         BALANCED          CLASS B        SERVICE SHARES          SERVICE CLASS 2
    -------------------   ----------   ---------------------   ---------------------
      2004       2003      2004 (A)       2004        2003        2004        2003
    --------------------------------------------------------------------------------
    $ 15,372   $   496     $    576    $       --   $     --   $    2,418   $     --
         413        --           --       (23,966)        16        6,451        685
          --        --        3,762            --         --           --         --
      36,818       126          134       117,087      4,907      902,770     23,213
    --------   -------     --------    ----------   --------   ----------   --------
      52,603       622        4,472        93,121      4,923      911,639     23,898
    --------   -------     --------    ----------   --------   ----------   --------
     504,387    27,421      139,673     2,067,004    489,402    5,339,667    545,545
      (7,002)      (26)          --       (89,191)        --      (82,656)    (1,127)
          --        --           --            --         --       (6,383)        --
     339,307       637        1,004       686,387     31,690    2,546,661     90,162
      23,512        --       62,062       (43,239)    49,377      601,967      8,725
    --------   -------     --------    ----------   --------   ----------   --------
     860,204    28,032      202,739     2,620,961    570,469    8,399,256    643,305
    --------   -------     --------    ----------   --------   ----------   --------
     912,807    28,654      207,211     2,714,082    575,392    9,310,895    667,203
      28,654        --           --       575,392         --      667,203         --
    --------   -------     --------    ----------   --------   ----------   --------
    $941,461   $28,654     $207,211    $3,289,474   $575,392   $9,978,098   $667,203
    ========   =======     ========    ==========   ========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            FIDELITY(R)             FIDELITY(R)
                                                                VIP                     VIP
                                                          EQUITY-INCOME--            MID CAP--
                                                          SERVICE CLASS 2         SERVICE CLASS 2
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   13,411   $     --   $       --   $     --
    Net realized gain (loss) on investments..........       1,002        (50)       4,021      1,611
    Realized gain distribution received..............       3,495         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     501,120     30,311      919,761      7,699
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     519,028     30,261      923,782      9,310
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,095,100    446,750    4,005,735    169,218
    Policyowners' surrenders.........................     (69,458)       (10)     (77,160)        --
    Policyowners' annuity and death benefits.........      (8,999)        --      (20,471)        --
    Net transfers from (to) Fixed Account............   1,405,682     50,148    1,310,566     38,197
    Transfers between Investment Divisions...........     131,907      7,675      140,570      2,054
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,554,232    504,563    5,359,240    209,469
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   6,073,260    534,824    6,283,022    218,779
NET ASSETS:
    Beginning of year................................     534,824         --      218,779         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,608,084   $534,824   $6,501,801   $218,779
                                                       ==========   ========   ==========   ========

                                                          MFS(R)          NEUBERGER
                                                         UTILITIES         BERMAN
                                                         SERIES--        AMT MID-CAP
                                                       SERVICE CLASS   GROWTH--CLASS S
                                                       -------------   ---------------
                                                          2004(B)          2004(B)
                                                       -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $       --        $     --
    Net realized gain (loss) on investments..........          623             811
    Realized gain distribution received..............           --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      187,888          43,704
                                                        ----------        --------
      Net increase (decrease) in net assets resulting
        from operations..............................      188,511          44,515
                                                        ----------        --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,172,557         365,029
    Policyowners' surrenders.........................      (11,610)         (8,404)
    Policyowners' annuity and death benefits.........           --              --
    Net transfers from (to) Fixed Account............      537,719          58,898
    Transfers between Investment Divisions...........      250,408          58,717
                                                        ----------        --------
      Net contributions and (withdrawals)............    1,949,074         474,240
                                                        ----------        --------
        Increase (decrease) in net assets............    2,137,585         518,755
NET ASSETS:
    Beginning of year................................           --              --
                                                        ----------        --------
    End of year......................................   $2,137,585        $518,755
                                                        ==========        ========

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                 JANUS ASPEN
         JANUS ASPEN               SERIES
           SERIES                 WORLDWIDE          MFS(R) INVESTORS           MFS(R)
         BALANCED--               GROWTH--            TRUST SERIES--       RESEARCH SERIES--
       SERVICE SHARES          SERVICE SHARES          SERVICE CLASS         SERVICE CLASS
    ---------------------   ---------------------   -------------------   -------------------
       2004        2003        2004        2003       2004       2003       2004       2003
    -----------------------------------------------------------------------------------------
    $   90,124   $  3,917   $   14,452   $    220   $    495   $     --   $  1,662   $    --
         6,812         17          545          1        772         (1)     2,977        --
            --         --           --         --         --         --         --        --
       214,370      4,343       99,259      4,997     48,946        898     59,068     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
       311,306      8,277      114,256      5,218     50,213        897     63,707     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
     2,908,693    374,031    1,371,803    101,928    439,210     13,515    467,710    28,904
       (63,159)        --      (21,480)    (1,121)    (8,254)    (1,041)    (5,927)       --
       (63,311)        --           --         --         --         --         --        --
     1,207,782     72,149      457,951     17,974     59,038      5,446     73,671     5,353
        79,513      5,314       42,434      1,459     19,358        261     (2,704)       --
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,069,518    451,494    1,850,708    120,240    509,352     18,181    532,750    34,257
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,380,824    459,771    1,964,964    125,458    559,565     19,078    596,457    35,845
       459,771         --      125,458         --     19,078         --     35,845        --
    ----------   --------   ----------   --------   --------   --------   --------   -------
    $4,840,595   $459,771   $2,090,422   $125,458   $578,643   $ 19,078   $632,302   $35,845
    ==========   ========   ==========   ========   ========   ========   ========   =======

                                    VAN ECK               VAN KAMPEN               VICTORY
        T. ROWE PRICE              WORLDWIDE                  UIF                    VIF
        EQUITY INCOME                HARD              EMERGING MARKETS      DIVERSIFIED STOCK--
        PORTFOLIO--II               ASSETS             EQUITY--CLASS II        CLASS A SHARES
    ----------------------   ---------------------   ---------------------   -------------------
       2004         2003        2004        2003        2004        2003           2004(B)
    --------------------------------------------------------------------------------------------
    $    86,032   $  2,101   $      501   $    --    $    6,935   $     --        $  4,280
         11,815     (9,025)      10,119         2         2,679          4           5,576
        180,673         --           --        --            --         --              --
        698,849     43,418      239,556     5,114       397,784      6,945          41,084
    -----------   --------   ----------   -------    ----------   --------        --------
        977,369     36,494      250,176     5,116       407,398      6,949          50,940
    -----------   --------   ----------   -------    ----------   --------        --------
      5,595,229    567,908    1,434,839    84,229     1,615,278    114,445         410,734
        (86,133)      (226)     (29,942)      (99)      (25,530)        --          (8,253)
        (32,154)        --           --        --            --         --              --
      2,665,673     80,838      404,470     8,936       378,656      4,817         393,464
        672,588       (577)     126,926        --         5,022      1,227         (38,137)
    -----------   --------   ----------   -------    ----------   --------        --------
      8,815,203    647,943    1,936,293    93,066     1,973,426    120,489         757,808
    -----------   --------   ----------   -------    ----------   --------        --------
      9,792,572    684,437    2,186,469    98,182     2,380,824    127,438         808,748
        684,437         --       98,182        --       127,438         --              --
    -----------   --------   ----------   -------    ----------   --------        --------
    $10,477,009   $684,437   $2,284,651   $98,182    $2,508,262   $127,438        $808,748
    ===========   ========   ==========   =======    ==========   ========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity, MainStay Elite Variable Annuity and LifeStages(R) Premium Plus Elite Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Liberty Variable Investment Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class(1)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--
  Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(2)
MainStay VP S&P 500 Index--Service Class(3)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income &
  Growth--Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth Equity--Service Class
(2) Formerly known as MainStay VP Equity Income--Service Class
(3) Formerly known as MainStay VP Indexed Equity--Service Class

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of Separate Account-IV are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Number of shares............................................         537              220            4,517
Identified cost.............................................      $7,308           $4,487           $4,517


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Number of shares............................................         658              592              603
Identified cost.............................................      $7,368          $13,517           $5,928

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Purchases...................................................      $6,821           $4,007           $9,638
Proceeds from sales.........................................         200              157            6,169


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Purchases...................................................      $6,704          $12,340           $5,303
Proceeds from sales.........................................          39               15              104

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
           116              720              399            2,180              460              379              748
        $2,203           $7,808           $4,322          $21,494           $5,756           $4,422           $7,353

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
           211              341              166              227              174              290               171
        $3,398           $5,225           $1,790           $2,357           $1,868           $2,430            $3,088

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
        $1,943           $6,980           $4,113          $18,880           $5,262           $3,988           $6,461
            54              159              178              480               32               39               91

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
        $3,081           $4,829           $1,732           $2,195           $1,721           $2,284            $2,982
            84               63               76              147              154               47                72

--------------------------------------------------------------------------------

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Number of shares.........................................          503                   12                   382
Identified cost..........................................         $905                 $207                $3,167

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Number of shares.........................................           42                   105                  29
Identified cost..........................................         $572                $1,950                $475

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Purchases................................................         $894                 $207                $2,877
Proceeds from sales......................................           18                   --                   256

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Purchases................................................         $577                $1,967                $483
Proceeds from sales......................................           43                    18                   9

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
            379                263                218                192                 79                32
         $9,052             $6,077             $5,574             $4,622             $1,986              $529

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
            470                124                227                74
         $9,735             $2,040             $2,104              $768

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
         $8,438             $5,585             $5,392             $4,322             $1,936              $521
             36                 13                 33                162                 71                11

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
         $9,365             $2,010             $2,002              $854
            283                 73                 22                92

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, there is a lower surrender charge. For LifeStages(R) Premium Plus Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies and 1.90% for LifeStages(R) Premium Plus Elite Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded with policyholders' surrenders in the accompanying statement of changes in net assets.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2004 and the period June 10, 2003 to December 31, 2003 were as follows:

                                                         MAINSTAY VP                       MAINSTAY VP
                                        MAINSTAY VP        CAPITAL        MAINSTAY VP        COMMON
                                          BOND--       APPRECIATION--         CASH           STOCK--
                                       SERVICE CLASS    SERVICE CLASS      MANAGEMENT     SERVICE CLASS
                                       -------------   ---------------   --------------   -------------
                                       2004    2003     2004     2003     2004    2003    2004    2003
                                       ----------------------------------------------------------------
Units issued.........................   624     65      368       59      7,966   1,357    166     29
Units redeemed.......................   (11)    --      (16)      --     (4,539)  (310)     (3)    --
                                        ---     --      ---       --     ------   -----    ---     --
  Net increase (decrease)............   613     65      352       59      3,427   1,047    163     29
                                        ===     ==      ===       ==     ======   =====    ===     ==


                                        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                          MID CAP         MID CAP         S&P 500         SMALL CAP
                                         GROWTH--         VALUE--         INDEX--         GROWTH--
                                       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                       -------------   -------------   --------------   -------------
                                       2004    2003    2004    2003     2004    2003    2004    2003
                                       ----------------------------------------------
Units issued.........................   542     88      557     65     1,084     110     461     64
Units redeemed.......................    (9)    --      (12)    --       (14)     --      (6)    --
                                        ---     --      ---     --     -----     ---     ---     --
  Net increase (decrease)............   533     88      545     65     1,070     110     455     64
                                        ===     ==      ===     ==     =====     ===     ===     ==

                                        MAINSTAY VP         ALGER                           COLONIAL
                                        LORD ABBETT        AMERICAN                         SMALL CAP
                                        DEVELOPING          SMALL           CALVERT        VALUE FUND
                                         GROWTH--      CAPITALIZATION--     SOCIAL          VARIABLE
                                       SERVICE CLASS    CLASS S SHARES     BALANCED      SERIES--CLASS B
                                       -------------   ----------------   -----------   -----------------
                                       2004    2003     2004     2003     2004   2003        2004(A)
                                       ------------------------------------------------------------------
Units issued.........................   212     18      253       16       82      3           20
Units redeemed.......................    (1)    --       (4)      --       (1)    --           --
                                        ---     --      ---       --       --     --           --
  Net increase (decrease)............   211     18      249       16       81      3           20
                                        ===     ==      ===       ==       ==     ==           ==

                                        Janus Aspen
                                           Series           MFS(R)           MFS(R)            MFS(R)
                                         WORLDWIDE        INVESTORS         RESEARCH         UTILITIES
                                          GROWTH--      TRUST SERIES--      SERIES--          SERIES--
                                       SERVICE SHARES   SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
                                       --------------   --------------   --------------   ----------------
                                       2004     2003    2004     2003    2004     2003        2004(b)
                                       -------------------------------------------------------------------
Units issued.........................   177      12       48       2       50       3           164
Units redeemed.......................    (2)     --       (1)     --       (1)     --            (1)
                                        ---      --       --      --       --      --           ---
  Net increase (decrease)............   175      12       47       2       49       3           163
                                        ===      ==       ==      ==       ==      ==           ===

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                       MainStay VP       MainStay VP
     MainStay VP     MainStay VP       High Yield       International     MainStay VP
    Convertible--   Government--    Corporate Bond--      Equity--      Mid Cap Core--
    Service Class   Service Class     Service Class     Service Class    Service Class
    -------------   -------------   -----------------   -------------   ---------------
    2004    2003    2004    2003     2004      2003     2004    2003     2004     2003
    -----------------------------------------------------------------------------------
     628     91      375     38      1,601      276      442     48      339       45
     (15)    --       (5)    --        (94)      --       (4)    --       (4)      --
     ---     --      ---     --      -----      ---      ---     --      ---       --
     613     91      370     38      1,507      276      438     48      335       45
     ===     ==      ===     ==      =====      ===      ===     ==      ===       ==

                                       MAINSTAY VP
                                        AMERICAN       MAINSTAY VP      MAINSTAY VP
                                         CENTURY      DREYFUS LARGE     EAGLE ASSET
      MAINSTAY VP      MAINSTAY VP      INCOME &         COMPANY        MANAGEMENT
    TOTAL RETURN--       VALUE--        GROWTH--         VALUE--      GROWTH EQUITY--
     SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
    ---------------   -------------   -------------   -------------   ---------------
     2004     2003    2004    2003    2004    2003    2004    2003     2004     2003
    ---------------------------------------------------------------------------------
     280       37      413     41      148     13      190     29       164      30
      (6)      --       (9)    --       (3)    --       (4)    --        (6)     --
     ---       --      ---     --      ---     --      ---     --       ---      --
     274       37      404     41      145     13      186     29       158      30
     ===       ==      ===     ==      ===     ==      ===     ==       ===      ==

      DREYFUS IP                                                              JANUS ASPEN
      TECHNOLOGY      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP       SERIES
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------------------------
      255      51       729      60       505      49       438      19       388      43
      (13)     --        (7)     --        (7)     --        (7)     --       (11)     --
      ---      --       ---      --       ---      --       ---      --       ---      --
      242      51       722      60       498      49       431      19       377      43
      ===      ==       ===      ==       ===      ==       ===      ==       ===      ==

    NEUBERGER                                     VAN KAMPEN          VICTORY
    BERMAN AMT                     VAN ECK            UIF               VIF
     MID-CAP     T. ROWE PRICE    WORLDWIDE    EMERGING MARKETS     DIVERSIFIED
     GROWTH--    EQUITY INCOME      HARD           EQUITY--           STOCK--
     CLASS S     PORTFOLIO--II     ASSETS          CLASS II        CLASS A SHARES
    ----------   -------------   -----------   -----------------   --------------
     2004(B)     2004    2003    2004   2003    2004      2003        2004(B)
    -----------------------------------------------------------------------------
        45        763     61     155      9      164        11           76
        (1)       (10)    --      (2)    --       (2)       --           (4)
        --        ---     --     ---     --      ---       ---           --
        44        753     61     153      9      162        11           72
        ==        ===     ==     ===     ==      ===       ===           ==

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004 and 2003:


                                                                           MAINSTAY VP
                                                         MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                           BOND--        APPRECIATION--         CASH
                                                        SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $7,140   $  661   $4,718   $  653   $4,517   $1,048
Units Outstanding..................................       678       65      411       59    4,474    1,047
Variable Accumulation Unit Value...................    $10.53   $10.14   $11.49   $11.06   $ 1.01   $ 1.00
Total Return.......................................      3.8%     1.4%     3.9%    10.6%     0.8%     0.1%
Investment Income Ratio............................      5.9%    24.1%     0.1%     0.9%     0.9%     0.4%


                                                         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                           MID CAP           MID CAP           MID CAP
                                                           CORE--           GROWTH--           VALUE--
                                                        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $4,966   $  482   $8,646   $1,001   $8,089   $  731
Units Outstanding..................................       380       45      621       88      610       65
Variable Accumulation Unit Value...................    $13.06   $10.72   $13.92   $11.38   $13.26   $11.31
Total Return.......................................     21.9%     7.2%    22.3%    13.8%    17.2%    13.1%
Investment Income Ratio............................      0.6%     2.4%       --       --     1.3%     5.7%


                                                        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
                                                       DREYFUS LARGE      EAGLE ASSET        LORD ABBETT
                                                          COMPANY          MANAGEMENT        DEVELOPING
                                                          VALUE--       GROWTH EQUITY--       GROWTH--
                                                       SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
                                                       --------------   ----------------   ---------------
                                                        2004    2003     2004      2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $2,549   $ 310   $1,927    $ 320    $2,618   $  192
Units Outstanding..................................       215      29      188       30       229       18
Variable Accumulation Unit Value...................    $11.87   $10.69  $10.25    $10.52   $11.44   $10.83
Total Return.......................................     11.1%    6.9%    (2.6%)    5.2%      5.6%     8.3%
Investment Income Ratio............................      1.3%    4.9%     0.1%     0.8%        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                                                            MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004      2003     2004     2003
    ----------------------------------------------------------------------------------------
    $2,375   $  321   $8,095   $  993   $4,236   $  378   $21,542   $2,970   $6,482   $  542
       192       29      704       91      408       38     1,783     276       486       48
    $12.34   $11.15   $11.50   $10.87   $10.39   $10.08   $ 12.08   $10.74   $13.33   $11.39
     10.6%    11.5%     5.9%     8.7%     3.1%     0.8%     12.5%    7.4%     17.1%    13.9%
      2.0%     6.3%     3.1%    14.8%     6.8%    24.9%     12.0%   42.9%      1.5%    12.1%

                                                                                MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP                                         AMERICAN CENTURY
        S&P 500           SMALL CAP        MAINSTAY VP       MAINSTAY VP         INCOME &
        INDEX--           GROWTH--       TOTAL RETURN--        VALUE--           GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ---------------   -----------------
     2004      2003     2004     2003     2004     2003     2004     2003     2004      2003
    ------------------------------------------------------------------------------------------
    $14,415   $1,224   $6,538   $  745   $3,517   $  398   $5,599   $  469   $1,904    $  134
      1,180      110      519       64      311       37      445       41      158        13
    $ 12.21   $11.08   $12.61   $11.55   $11.32   $10.67   $12.57   $11.33   $12.06    $10.73
      10.2%    10.8%     9.1%    15.5%     6.1%     6.7%    11.0%    13.3%    12.4%      7.3%
       2.6%     9.1%       --       --     2.7%    13.8%     1.7%    10.8%     3.5%      7.7%

                                             COLONIAL
                                            SMALL CAP
     ALGER AMERICAN                         VALUE FUND       DREYFUS IP
          SMALL             CALVERT          VARIABLE        TECHNOLOGY      FIDELITY(R) VIP
    CAPITALIZATION--        SOCIAL           SERIES--         GROWTH--       CONTRAFUND(R)--
     CLASS S SHARES        BALANCED          CLASS B       SERVICE SHARES    SERVICE CLASS 2
    -----------------   ---------------   --------------   ---------------   ---------------
     2004      2003      2004     2003       2004(A)        2004     2003     2004     2003
    ----------------------------------------------------------------------------------------
    $3,436    $  176    $  941   $   29       $  207       $3,289   $  575   $9,978   $  667
       265        16        84        3           20          293       51      782       60
    $12.95    $11.14    $11.19   $10.34       $10.27       $11.21   $11.18   $12.76   $11.08
     16.3%     11.4%      8.3%     3.4%         2.7%         0.2%    11.8%    15.2%    10.8%
        --        --      3.2%    13.0%         3.3%           --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                              JANUS ASPEN
                                                         FIDELITY(R)       JANUS ASPEN          SERIES
                                    FIDELITY(R) VIP          VIP             SERIES            WORLDWIDE
                                    EQUITY-INCOME--       MID CAP--        BALANCED--          GROWTH--
                                    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
                                    ----------------   ---------------   ---------------   -----------------
                                     2004      2003     2004     2003     2004     2003      2004      2003
                                    ------------------------------------------------------------------------
Net Assets........................  $ 6,608   $  535   $6,502   $  219   $4,841   $  460   $  2,090   $  125
Units Outstanding.................      547       49      450       19      420       43        187       12
Variable Accumulation Unit
  Value...........................  $ 12.09   $10.87   $14.45   $11.59   $11.52   $10.64   $  11.20   $10.72
Total Return......................    11.2%     8.7%    24.7%    15.9%     8.3%     6.4%       4.5%     7.2%
Investment Income Ratio...........     0.4%       --       --       --     3.3%     7.2%       1.3%     1.4%

                                         MFS(R)            MFS(R)                                NEUBERGER
                                       INVESTORS          RESEARCH             MFS(R)            BERMAN AMT
                                     TRUST SERIES--       SERIES--       UTILITIES SERIES--   MID-CAP GROWTH--
                                     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS          CLASS S
                                    ----------------   ---------------   ------------------   ----------------
                                     2004      2003     2004     2003         2004(B)             2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $   579   $   19   $  632   $   36        $ 2,138             $   519
Units Outstanding.................       49        2       52        3            163                  44
Variable Accumulation Unit
  Value...........................  $ 11.79   $10.61   $12.27   $10.61        $ 13.14             $ 11.84
Total Return......................    11.1%     6.1%    15.6%     6.1%          31.4%               18.4%
Investment Income Ratio...........     0.2%       --     0.5%       --             --                  --

                                                                          VAN KAMPEN UIF        VICTORY VIF
                                     T. ROWE PRICE         VAN ECK           EMERGING           DIVERSIFIED
                                     EQUITY INCOME        WORLDWIDE      MARKETS EQUITY--         STOCK--
                                     PORTFOLIO--II       HARD ASSETS         CLASS II         CLASS A SHARES
                                    ----------------   ---------------   -----------------   -----------------
                                     2004      2003     2004     2003     2004      2003          2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $10,477   $  684   $2,285   $   98   $2,508    $  127         $   809
Units Outstanding.................      814       61      162        9      173        11              72
Variable Accumulation Unit
  Value...........................  $ 12.88   $11.24   $14.11   $11.38   $14.48    $11.77         $ 11.17
Total Return......................    14.6%    12.4%    24.0%    13.8%    23.0%     17.7%           11.7%
Investment Income Ratio...........     1.6%     2.2%     0.1%       --     0.6%        --            1.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Cash Management, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Calvert Social Balanced, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-IV) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York

February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.

            All required financial statements are included in Part B of this Registration Statement.
b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing the establishment of the Separate Account - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), Filed 7/3/03 and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Securities, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(3)(b) to Post-Effective Amendment No. 1 on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), and incorporated herein by reference.

(4)(a) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(b) Specimen Policy for LifeStages Elite Variable Annuity and MainStay Elite Variable Annuity (No. 203-193) - Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Specimen Policy for LifeStages Elite Variable Annuity Exhibit
                 (4)(b) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No.333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(c) Annual Death Benefit Reset Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(c) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(d) Enhanced Beneficiary Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(d) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No.333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(e) Investment Protection Plan Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(b) to Post-Effective Amendment No.6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 2/18/99 and incorporated herein by reference.

(4)(f) Unemployment Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(f) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(g) UPromise Account Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(g) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(h) Living Needs Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(h) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(4)(i) Specimen Policy for LifeStages Premium Plus Elite Variable Annuity (204-193) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(i) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(5)(a) Form of Application for a policy for LifeStages Elite Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a) to the Initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 7/3/03 and incorporated herein by reference.

(5)(b) Form of Application for a policy for MainStay Elite Variable Annuity - Flexible Premium - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(b) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

(5)(c) Form of Application for a policy for MainStay Elite Variable Annuity - Single Premium - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV
                 (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

(5)(d) Form of Application for LifeStages Deferred Variable Annuities (204-953) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File No. 33-87382), filed 4/18/96 and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(n) Form of 12b-1 Plan Services Agreement for the Service Class Shares of Mainstay VP Series Fund, Inc. between NYLIFE Distributors, Inc. and NYLIAC dated 4/13/02 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(o) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(o) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(p) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q) Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v)           Form of Supplement for Distribution Services Agreement between
                 T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(x) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T,
                 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective
                 Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y) Form of Participation Agreement between Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(z) Form of Distribution and Service Agreement, Class A Shares between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc.- Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.


8(a)(a) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment
                 No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.



8(b)(b) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.



8(c)(c) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.



8(d)(d) Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.


(9)(a) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

(10)(a)          Consent of PricewaterhouseCoopers LLP - Filed herewith.


(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, filed 4/25/97 and incorporated herein by reference:

                 Jay S. Calhoun, Vice President, Treasurer and Director
                   (Principal Financial Officer)
                 Richard M. Kernan, Jr., Director
                 Robert D. Rock, Senior Vice President and Director
                 Frederick J. Sievert, President and Director (Principal
                   Executive Officer)
                 Stephen N. Steinig, Senior Vice President, Chief Actuary and
                   Director
                 Seymour Sternberg, Director


(10)(c) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer). Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

(10)(d) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

(10)(e) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

                    Frank M. Boccio               Director
                    Carmela Condon                Vice President and Controller
                                                  (Principal Accounting Officer)
                    Michael G. Gallo              Director
                    Solomon Goldfinger            Director and Chief
                                                  Financial Officer
                    Phillip J. Hildebrand         Director
                    Theodore A. Mathas            Director
                    John R. Meyer                 Director
                    Paul B. Morris                Director
                    Anne F. Pollack               Director
                    Robert D. Rock                Director
                    Frederick J. Sievert          Director and President
                                                  (Principal Executive Officer)
                    Michael E. Sproule            Director
                    Seymour Sternberg             Director


(10)(f) Power of Attorney for Angelo J. Scialabba, Vice President and Controller os NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(10)(o) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 02-86083), filed 2/9/05 and incorporated herein by reference.


(11)             Not applicable.

(12)             Not applicable.

(13)             Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

         Name:                                          Title:
         -----                                          ------
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director and Executive Vice President
         John R. Meyer                                  Director and Senior Vice President
         Paul B. Morris                                 Director and Senior Vice President
         Anne F. Pollack                                Director and Senior Vice President
         Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
         Frederick J. Sievert                           Director and President
         Michael E. Sproule                             Director
         Seymour Sternberg                              Director
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         John A. Cullen                                 Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         John R. Meyer                                  Senior Vice President
         Paul B. Morris                                 Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Eric Rubin                                     Senior Vice President
         Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                                        Derivative Securities
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Mark W. Talgo                                  Senior Vice President
         David Harland                                  Deputy General Counsel
         Howard Anderson                                First Vice President
         Gary J. Miller                                 First Vice President
         Michael M. Oleske                              First Vice President
         John M. Swenson                                First Vice President
         David Bangs                                    Vice President
         Patricia Barbari                               Vice President
         Joseph Bennett                                 Vice President
         Scott Berlin                                   Vice President and Actuary
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David W. Bott                                  Vice President
         David Boyle                                    Vice President
         William J. Burns                               Vice President
         William Cheng                                  Vice President
         Paul K. Cunningham                             Vice President
         Karen Dann                                     Vice President
         Kathleen A. Donnelly                           Vice President
         Mark A. Gomez                                  Vice President and Associate General Counsel
         Jane L. Hamrick                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         Minas C. Joannides, M.D.                       Vice President and Medical Director
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Jacqueline O' Leary                            Vice President
         Micheal J. Oliviero                            Vice President - Tax
         Linda M. Reimer                                Vice President
         Andrew N. Reiss                                Vice President and National Sales Manager
         Dorothea Rodd                                  Vice President
         Janis C. Rubin                                 Vice President
         Angelo J. Scialabba                            Vice President and Controller
         Gary W. Scofield                               Vice President
         Irwin Silber                                   Vice President and Actuary
         Georgene Sfraga Panza                          Vice President
         Thomas J. Troeller                             Vice President and Attorney
         Richard M. Walsh                               Vice President
         Michael A Watson                               Vice President and Deputy General Counsel
         Elane Williams                                 Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Securities Inc.                                                New York

     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of       Percent of Voting
Name                                                                   Organization          Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                69.02%
          Limited (4)
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%

         (4) Held through controlled Thai nominee holding company.

ITEM 27. NUMBER OF CONTRACT OWNERS


         As of January 31, 2005, there were approximately 2,760 owners of Qualified Policies and 893 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account IV.


ITEM 28. INDEMNIFICATION

         Reference is made to Article VIII of the Depositor's By-Laws.


         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $200 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC VLI Separate Account
          Eclipse Funds
          Mainstay Funds
          Mainstay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Directors and Officers.

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     Names of Directors and Officers     Positions and Offices with Underwriter
     -------------------------------     --------------------------------------
     Michael G. Gallo                    Manager and Executive Vice President-
                                         Variable Life and Annuity Distribution
     Robert E. Brady                     Manager and Managing Director -
                                           Operations
     Brian A. Murdock                    Chairman and President
     Christopher O. Blunt                Manager and Executive Vice President-
                                         Retail
     John A. Cullen                      Manager
     Robert J. Hebron                    Manager and Executive Vice President-
                                         External Variable Life Distribution
     John R. Meyer                       Manager and Executive Vice President-
                                         External Variable Annuity Distribution
     Barry A. Schuh                      Manager
     Thomas J. Warga                     Senior Managing Director and
                                           General Auditor
     Barbara McInerney                   Senior Managing Director - Compliance
     Thomas A. Clough                    Managing Director - Retirement Services
     Stephen P. Fisher                   Managing Director - Marketing
     Mark A. Gomez                       Managing Director - Compliance and
                                           Chief Compliance Officer
     Joseph J. Henehan                   Managing Director - Retirement Services
     Julia D. Holland                    Managing Director - SMA Distribution
     Alison H. Micucci                   Managing Director - Compliance
     Marguerite E.H. Morrison            Managing Director and Secretary
     Beverly J. Moore                    Managing Director - Marketing
                                           Communications
     Gary M. O'Neill                     Managing Director - Agency Distribution
     Wendy Fishler                       Managing Director - National Accounts
     Stanley Metheney                    Vice President
     Richard Zuccaro                     Vice President
     Albert Leier                        Vice President - Financial Operations
                                           and Treasurer
     Arphiela Arizmendi                  Vice President
     Antoinette B. Cirillo               Vice President
     Thomas J. Murray, Jr.               Vice President

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31. MANAGEMENT SERVICES - Not applicable.

ITEM 32. UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of NYLIAC Variable Annuity Separate Account-IV, hereby represents that the fees and charges deducted under the NYLIAC LifeStages Elite Variable Annuity, NYLIAC MainStay Elite Variable Annuity and NYLIAC LifeStages Premium Plus Elite Variable Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 15th day of April, 2005.




                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-IV
                                                   (Registrant)

                                              By:  /s/ EDWARD P. LINDER
                                                   -----------------------------
                                                   Edward P. Linder
                                                   Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ EDWARD P. LINDER
                                                   -----------------------------
                                                   Edward P. Linder
                                                   Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Frank M. Boccio*               Director

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     John R. Meyer*                 Director

     Paul B. Morris*                Director

     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Angelo J. Scialabba*           Vice President and Controller (Principal
                                    Accounting Officer)

     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)

     Michael E. Sproule*            Director

     Seymour Sternberg*             Director


*By:      /s/ EDWARD P. LINDER
      ----------------------------------
      Edward P. Linder
      Attorney-in-Fact
      April 15, 2005


*  Pursuant to Powers of Attorney previously filed.

                                Exhibit Index


Exhibit Number                   Description
------------                     -----------
  (9)(a)       Opinion and consent of Thomas F. English, Esq.

 (10)(a)       Consent of PricewaterhouseCoopers LLP